                              NORTH AMERICAN FUNDS

                                 Balanced Fund
                             Large Cap Growth Fund
                              Growth & Income Fund
                              Mid Cap Growth Fund
                              286 Congress Street
                          Boston, Massachusetts 02210

                               ----------------

                NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

                               ----------------

                         TO BE HELD ON NOVEMBER 7, 2001

To our Shareholders:

   NOTICE IS HEREBY GIVEN that a joint special meeting of shareholders (the "Meeting") of the Balanced Fund (the "NAF Balanced Fund"), Large Cap Growth Fund (the "NAF Large Cap Growth Fund"), Growth & Income Fund (the "NAF Growth & Income Fund") and Mid Cap Growth Fund (the "NAF Mid Cap Growth Fund," and together with the NAF Balanced Fund, NAF Large Cap Growth Fund and NAF Growth & Income Fund, the "Acquired Funds") of North American Funds will be held at the principal executive offices of North American Funds, 286 Congress Street, Boston, Massachusetts 02210 on November 7, 2001 at 10:00 a.m. Eastern Time, for the following purposes:

     (1) All Acquired Funds: to approve or disapprove a new investment advisory agreement (the "New Investment Advisory Agreement") between American General Asset Management Corp. ("AGAM") and North American Funds on behalf of each of the Acquired Funds, the terms of which are the same in all material respects as the previous investment advisory agreement with AGAM;

     (2) (a) NAF Balanced Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Balanced Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Balanced Fund by the SunAmerica Balanced Assets Fund (the "SunAmerica Balanced Assets Fund" or an "Acquiring Fund") of SunAmerica Equity Funds, solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Balanced Assets Fund, as described in the accompanying proxy statement and prospectus. The Balanced Funds Agreement and Plan also provides for distribution of the shares of the SunAmerica Balanced Assets Fund to shareholders of the NAF Balanced Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Balanced Fund as a separate investment portfolio of North American Funds;

     (b) NAF Large Cap Growth Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Large Cap Growth Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Large Cap Growth Fund by the SunAmerica Blue Chip Growth Fund of SunAmerica Equity Funds (the "SunAmerica Blue Chip Growth Fund" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Blue Chip Growth Fund, as described in the accompanying proxy statement and prospectus. The Large Cap Growth Funds Agreement and Plan also provides for distribution of the shares of the SunAmerica Blue Chip Growth Fund to shareholders of the NAF Large Cap Growth Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Large Cap Growth Fund as a separate investment portfolio of North American Funds;

     (c) NAF Growth & Income Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Growth & Income Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Growth &

  Income Fund by the SunAmerica Growth and Income Fund of SunAmerica Equity Funds (the "SunAmerica Growth and Income Fund" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Growth and Income Fund, as described in the accompanying proxy statement and prospectus. The Growth & Income Funds Agreement and Plan also provides for distribution of the shares of the SunAmerica Growth and Income Fund to shareholders of the NAF Growth & Income Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Growth & Income Fund as a separate investment portfolio of North American Funds;

     (d) NAF Mid Cap Growth Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Mid Cap Growth Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Mid Cap Growth Fund by the SunAmerica Growth Opportunities Fund of SunAmerica Equity Funds (the "SunAmerica Growth Opportunities Fund" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Growth Opportunities Fund, as described in the accompanying proxy statement and prospectus. The Mid Cap Growth Funds Agreement and Plan also provides for distribution of the shares of the SunAmerica Growth Opportunities Fund to shareholders of the NAF Mid Cap Growth Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Mid Cap Growth Fund as a separate investment portfolio of North American Funds; and

     (3) To transact such other business as properly may come before the Meeting or any adjournment thereof.

   The Board of Trustees of North American Funds has fixed the close of business on September 17, 2001 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

   A complete list of the shareholders of each of the Acquired Funds entitled to vote at the Meeting will be available and open to the examination of any shareholders of each Acquired Fund for any purpose germane to such Meeting during ordinary business hours from and after October 24, 2001 at the offices of North American Funds, 286 Congress Street, Boston, Massachusetts and at the Meeting.

   You are cordially invited to attend the Meeting. Shareholders who do not expect to attend the Meeting in person are requested to complete, date and sign the enclosed respective form of proxy and return it promptly in the postage-paid envelope provided for that purpose. Alternatively, you may vote your shares by calling a specially designated telephone number (toll free 1-888-221-
0697) or via the Internet at http://www.proxyweb.com. Each of the enclosed proxies is being solicited on behalf of the Board of Trustees of North American Funds.

   The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the New Investment Advisory Agreement and the respective Agreement and Plan of Reorganization.

                                          By Order of the Board of Trustees,

                                          /s/ John I. Fitzgerald
                                          John I. Fitzgerald
                                          Secretary, North American Funds

Boston, Massachusetts
Dated: October 1, 2001

                    COMBINED PROXY STATEMENT AND PROSPECTUS

                            SUNAMERICA EQUITY FUNDS
                              NORTH AMERICAN FUNDS

                               ----------------

                    JOINT SPECIAL MEETING OF SHAREHOLDERS OF
                                 BALANCED FUND
                             LARGE CAP GROWTH FUND
                              GROWTH & INCOME FUND
                                      AND
                              MID CAP GROWTH FUND
                                       OF
                              NORTH AMERICAN FUNDS

                               ----------------

                                NOVEMBER 7, 2001

   This Proxy Statement and Prospectus is furnished to you because you are a shareholder of one or more of the North American Funds referenced above. The Funds are holding a Joint Special Meeting of Shareholders (the "Meeting") on November 7, 2001 to consider the two proposals described in this Proxy Statement and Prospectus.

   This Proxy Statement and Prospectus describes a proposal to approve or disapprove a new investment advisory agreement with American General Asset Management Corp. ("AGAM") for your Fund. The terms of the new investment advisory agreement are the same in all material respects as your Fund's previous investment advisory agreement with AGAM. Your Board of Trustees is seeking your proxy to vote in favor of this proposal.

   In addition, your Board of Trustees is seeking your approval of a transaction involving your Fund. Under the proposal, your Fund would reorganize with a comparable portfolio of SunAmerica Equity Funds, as set forth in the chart below. If this reorganization is approved by shareholders, you will become a shareholder of the SunAmerica fund listed opposite your Fund's name.

   Your Fund                        SunAmerica Fund
   ---------                        ---------------
   Balanced Fund          SunAmerica Balanced Assets Fund
   Large Cap Growth Fund  SunAmerica Blue Chip Growth Fund
   Growth & Income Fund   SunAmerica Growth and Income Fund
   Mid Cap Growth Fund    SunAmerica Growth Opportunities Fund

   This Proxy Statement and Prospectus serves as a prospectus of SunAmerica Equity Funds under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of shares to you pursuant to the terms of the reorganizations.

                               ----------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                               ----------------

      The Date of this Proxy Statement and Prospectus is October 1, 2001.

   Both North American Funds and SunAmerica Equity Funds are open-end series management investment companies organized as Massachusetts business trusts.

   This Proxy Statement and Prospectus sets forth concisely the information about SunAmerica Equity Funds that you should know before considering a reorganization and should be retained for future reference. North American Funds has authorized the solicitation of proxies solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

   The following documents are included in the package of documents that you received with this Proxy Statement and Prospectus:

  . The prospectus relating to SunAmerica Equity Funds, dated January 29,
    2001, as supplemented (the "Acquiring Funds Prospectus"). This document is incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).

  . The Annual Report to Shareholders of SunAmerica Equity Funds for the year ended September 30, 2000, and the Semi-Annual Report to Shareholders of SunAmerica Equity Funds for the six month period ended March 31, 2001. These documents are incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).

   Additional information about the proposed transactions is contained in a statement of additional information relating to this Proxy Statement and Prospectus (the "Statement of Additional Information"), including pro forma financial statements giving effect to the consummation of each reorganization, and is on file with the Securities and Exchange Commission (the "Commission"). The Statement of Additional Information is available without charge, upon request by calling one of the toll free numbers set forth below or by writing North American Funds or SunAmerica Equity Funds at the addresses set forth below. The Statement of Additional Information, dated October 1, 2001, is incorporated by reference into this Proxy Statement and Prospectus.

   Other documents containing information about the Funds have been filed with the Commission. These other documents are available without charge by writing to the address or calling the toll free number set forth below:

   If they relate to North
   American Funds:              If they relate to SunAmerica Equity Funds:
   North American Funds         SunAmerica Equity Funds
   286 Congress Street          The SunAmerica Center
   Boston, Massachusetts 02210  733 Third Avenue
   1-800-872-8037               New York, New York 10017
                                1-800-858-8850

   These documents are:

  . A statement of additional information relating to SunAmerica Equity
    Funds, dated January 29, 2001, as supplemented (the "Acquiring Funds Statement").

  . The preliminary prospectus relating to SunAmerica Equity Funds, subject to completion and dated August 14, 2001, as supplemented.

  . The preliminary statement of additional information relating to SunAmerica Equity Funds, subject to completion and dated August 14, 2001, as supplemented.

  . The current prospectuses relating to North American Funds, each dated
    March 1, 2001, as supplemented (the "Acquired Funds Prospectuses"). These documents are incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).

  . A statement of additional information relating to North American Funds, dated March 1, 2001, as supplemented (the "Acquired Funds Statement").

  . The Annual Report to Shareholders of North American Funds for the year ended October 31, 2000 and the Semi-Annual Report to Shareholders of North American Funds for the six month period ended April 30, 2001.

   The Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, the Acquiring Funds Prospectus, the Acquired Funds Prospectuses, the Acquiring Funds Statement, the Acquired Funds Statement, other material incorporated by reference and other information regarding the Funds.

   The address of the principal executive offices of SunAmerica Equity Funds is The SunAmerica Center, 733 Third Avenue, New York, New York 10017, the telephone number is 1-800-858-8850 and the web address is http://www.sunamericafunds.com. The address of the principal executive offices of North American Funds is 286 Congress Street, Boston, Massachusetts 02210, the telephone number is 1-800-872-8037 and the web address is http://www.northamericanfunds.com.

   The shareholders solicited and entitled to vote on Proposals 1, 2a, 2b, 2c and 2d of this Proxy Statement and Prospectus are outlined in the following table:

                    Proposal                                  Fund
                    --------                                  ----
 1.      Approval of New Investment Advisory     All North American Funds
         Agreement                               referenced above, each voting
                                                 separately

 2. (a)  Approval of Agreement and Plan of       Balanced Fund
         Reorganization relating to Balanced
         Fund

    (b)  Approval of Agreement and Plan of       Large Cap Growth Fund
         Reorganization relating to Large Cap
         Growth Fund

    (c)  Approval of Agreement and Plan of       Growth & Income Fund
         Reorganization relating to Growth &
         Income Fund

    (d)  Approval of Agreement and Plan of       Mid Cap Growth Fund
         Reorganization relating to Mid Cap
         Growth Fund

                               ----------------

                                  INTRODUCTION

   This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Trustees of North American Funds (the "NAF Board") for use at the Meeting to be held at the principal executive offices of North American Funds, 286 Congress Street, Boston, Massachusetts 02210 on November 7, 2001, at 10:00 a.m., Eastern Time. The mailing address for North American Funds is 286 Congress Street, Boston, Massachusetts 02210. The approximate mailing date of this Proxy Statement and Prospectus is October 5, 2001.

   Before we describe the proposals any further, we need to define certain words or phrases that are used in this Proxy Statement and Prospectus:

     Acquired Fund: Your Fund, which is a portfolio of North American Funds.

     Acquiring Fund: The portfolio of SunAmerica Equity Funds that is acquiring a comparable portfolio of North American Funds.

     Balanced Funds: The Balanced Fund of North American Funds and the SunAmerica Balanced Assets Fund.

     Balanced Combined Fund: The SunAmerica Balanced Assets Fund after the Reorganization.

     Blue Chip Growth Combined Fund: The SunAmerica Blue Chip Growth Fund after the Reorganization.

     Combined Fund: The Acquiring Fund after completion of the
  Reorganization.

     Fund: Either the Acquired Fund or Acquiring Fund, depending on the context.

     Growth and Income Funds: The Growth & Income Fund of North American Funds and the SunAmerica Growth and Income Fund.

     Growth and Income Combined Fund: The SunAmerica Growth and Income Fund after the Reorganization.

     Growth Opportunities Combined Fund: The SunAmerica Growth Opportunities Fund after the Reorganization.

     Investment Company Act: The Investment Company Act of 1940, as amended.

     Large Cap Growth Funds: The Large Cap Growth Fund of North American Funds and the SunAmerica Blue Chip Growth Fund.

     Mid Cap Growth Funds: The Mid Cap Growth Fund of North American Funds and the SunAmerica Growth Opportunities Fund.

     NAF Balanced Fund: The Balanced Fund of North American Funds.

     NAF Growth & Income Fund: The Growth & Income Fund of North American
  Funds.

     NAF Large Cap Growth Fund: The Large Cap Growth Fund of North American
  Funds.

     NAF Mid Cap Growth Fund: The Mid Cap Growth Fund of North American
  Funds.

     Plan: The Agreement and Plan of Reorganization, which sets forth the terms of each Reorganization and is being submitted for shareholder approval.

     Reorganization: The transaction through which an Acquired Fund will be acquired by an Acquiring Fund and shareholders of an Acquired Fund will become shareholders of an Acquiring Fund.

                                    SUMMARY

   The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the forms of the New Investment Advisory Agreement and the Plans, attached hereto as Exhibits I and II, respectively.

            THE AIG MERGER AND THE NEW INVESTMENT ADVISORY AGREEMENT

   On August 29, 2001, American International Group, Inc. ("AIG") acquired American General Corporation ("American General"), the parent company of AGAM (the "AIG Merger"). As a result of the AIG Merger, AGAM became a subsidiary of AIG. AIG is also the parent company of SunAmerica Asset Management Corp. ("SAAMCo").

   As a result of the AIG Merger, applicable law requires shareholder approval of a new investment advisory agreement (the "New Investment Advisory Agreement") with AGAM for your Fund. The terms of the New Investment Advisory Agreement are the same in all material respects as your Fund's previous investment advisory agreement with AGAM (the "Previous Investment Advisory Agreement"). See "Proposal No. 1: Approval of the New Investment Advisory Agreement" below for a description of the New Investment Advisory Agreement and the services to be provided by AGAM thereunder.

   In connection with its approval of the New Investment Advisory Agreement, the NAF Board received a presentation relating to AIG and SAAMCo, as well as a presentation from AGAM. The NAF Board considered that the AIG Merger did not involve any changes in the overall form of the advisory contract, the advisory fees, or any of the Acquired Funds' objectives or policies. The NAF Board also considered that AGAM and SAAMCo had indicated that while they intended to propose the Reorganizations to the NAF Board at a subsequent meeting, until such Reorganizations were approved and consummated, SAAMCo and AIG represented there would be no material change in the nature and quality of services provided by AGAM. As part of its deliberations, the NAF Board took into account the following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved or reasonably anticipated to be achieved by AGAM; the amount and structure of investment advisers' fees generally and the fees payable under the New Investment Advisory Agreement; the financial strength of AIG; the management, personnel and operations of AIG and SAAMCo; the commitment of AIG to the financial services industry; and the structure of the AIG Merger.

   AGAM is a wholly owned subsidiary of American General. Prior to the AIG Merger, American General was one of the nation's largest diversified financial services organizations with assets of approximately $128 billion and market capitalization of $23 billion at June 30, 2001. SAAMCo is the investment adviser for the Acquiring Funds. SAAMCo has been in the business of investment management since 1982 and as of June 30, 2001, managed, advised and/or administered approximately $28.5 billion of assets. AIG, SAAMCo's parent, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad.

                              THE REORGANIZATIONS

What Shareholders of an Acquired Fund Will Receive in a Reorganization

   If shareholders approve their Fund's Reorganization and the Reorganization takes place:

  . The Acquiring Fund will acquire substantially all of the assets and assume substantially all of the liabilities of the Acquired Fund;

  . Shareholders of the Acquired Fund will become shareholders of the Acquiring Fund;

  . Shareholders holding Class A, Class B, Class C and Institutional Class I shares of the Acquired Fund will receive Class A, Class B, Class II and Class I shares, respectively, of the Acquiring Fund (the "Corresponding Shares"); and

  . Corresponding Shares received by shareholders of the Acquired Fund will have the same aggregate net asset value as the shares of the Acquired Fund held immediately prior to the Reorganization.

   No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations. Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code"). This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization.

Reasons for the Reorganizations

   On August 2, 2001, the NAF Board unanimously approved each Reorganization, subject to shareholder approval and completion of the AIG Merger. The NAF Board, including all of the NAF Independent Trustees (as defined below), has determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the NAF Board, including all of the NAF Independent Trustees, has determined that the interests of existing shareholders of each Acquired Fund will not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time (as defined in the Plans). Although, as a result of the Reorganizations, a shareholder of an Acquired Fund may receive Corresponding Shares which represent a smaller percentage of ownership in the respective Acquiring Fund than he or she held in that Acquired Fund prior to the respective Reorganization, the total dollar value of the shares will be the same. The NAF Independent Trustees are the Trustees who are not "interested persons" of North American Funds (within the meaning of the Investment Company Act).

   The NAF Board unanimously recommends that you vote FOR the Plan relating to the Reorganization involving your Fund. Your Board of Trustees has based this recommendation on its consideration of the principal reasons underlying each Reorganization, including the following:

  . the fact that following each Reorganization, shareholders of each Acquired Fund would remain invested in a mutual fund having substantially the same or similar investment objective and similar investment techniques;

  . the fees and expenses of the Acquired Funds, the Acquiring Funds and the Combined Funds;

  . potential benefits to shareholders likely to result from each Reorganization, such as the potential for reduced operating expenses over time due to economies of scale; and

  . the fact that the Reorganizations will not result in dilution of the interests of Acquired Fund shareholders.

For a more detailed discussion of the factors considered by your Board in approving the Reorganizations, see "Proposals Nos. 2(a)-(d): The
Reorganizations " below.

   If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that (i) AGAM will continue to serve as the investment adviser of the Acquired Funds until the closing of the Reorganizations (which is currently anticipated to occur during the fourth calendar quarter of 2001), (ii) the Reorganizations will occur as soon as practicable thereafter, provided that the Funds have obtained prior to that time an opinion of counsel concerning the tax consequences of the Reorganizations as set forth in the Plans, and (iii) after the consummation of the Reorganizations, SAAMCo will manage the assets of the Acquired Funds as part of the Combined Funds. The Plans may be terminated, and the Reorganizations abandoned, whether before or after the requisite approval by the shareholders of the Acquired Funds, at any time prior to the Closing Date (as defined herein), (i) by mutual agreement of the NAF Board and the Board of Trustees of SunAmerica Equity Funds (the "SunAmerica Board"); (ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

                            FEE TABLES AND EXAMPLES

 Actual Fee Table for Shareholders of each of the Acquired Funds + and each of the Acquiring Funds
  (as of September 30, 2000) and Pro Forma Fee Table for each of the Combined
                                     Funds
                            (as of March 31, 2001) *

                                 Class A Shares                Class B Shares
                                 --------------                --------------
                                Actual        Pro Forma       Actual        Pro Forma
                          ------------------- --------- ------------------- ---------
                                   SunAmerica                    SunAmerica
                            NAF     Balanced  Balanced    NAF     Balanced  Balanced
                          Balanced   Assets   Combined  Balanced   Assets   Combined
                            Fund      Fund      Fund      Fund      Fund      Fund
                          -------- ---------- --------- -------- ---------- ---------
Shareholder Fees (fees
 paid directly from your
 investment):
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of offering
 price) (1).............    5.75%     5.75%     5.75%     None      None      None
Maximum Deferred Sales
 Charge (Load) (as a
 percentage of original
 purchase price or
 redemption price,
 whichever is lower)
 (2)....................    None      None      None      5.00%     5.00%     5.00%
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends...    None      None      None      None      None      None
Redemption Fee (3)......    None      None      None      None      None      None
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets) (expenses
 that are deducted from
 Fund assets):
 Management Fees........    0.77%     0.73%     0.73%     0.77%     0.73%     0.73%
 Distribution and/or
  Service (12b-1) Fees
  (4)...................    0.35%     0.35%     0.35%     1.00%     1.00%     1.00%
 Other Expenses.........    0.61%     0.36%     0.35%     0.61%     0.33%     0.33%
Total Annual Fund
 Operating Expenses
 Before Expense
 Reimbursement..........    1.73%     1.44%     1.43%     2.38%     2.06%     2.06%
Expense Reimbursement
 (5)....................    0.02%      --        --       0.02%      --        --
Net Expenses............    1.71%     1.44%     1.43%     2.36%     2.06%     2.06%

 Actual Fee Table for Shareholders of each of the Acquired Funds + and each of the Acquiring Funds
  (as of September 30, 2000) and Pro Forma Fee Table for each of the Combined
                                     Funds
                            (as of March 31, 2001) *

                                                        Institutional Class I/Class I
                             Class C/Class II Shares               Shares
                          ----------------------------- -----------------------------
                                Actual        Pro Forma       Actual        Pro Forma
                          ------------------- --------- ------------------- ---------
                                   SunAmerica                    SunAmerica
                            NAF     Balanced  Balanced    NAF     Balanced  Balanced
                          Balanced   Assets   Combined  Balanced   Assets   Combined
                            Fund      Fund      Fund      Fund      Fund     Fund **
                          -------- ---------- --------- -------- ---------- ---------
Shareholder Fees (fees
 paid directly from your
 investment):
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of offering
 price) (1).............    None     1.00%      1.00%     None      N/A        None
Maximum Deferred Sales
 Charge (Load) (as a
 percentage of original
 purchase price or
 redemption price,
 whichever is lower)
 (2)....................   1.00%     1.00%      1.00%     None      N/A        None
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends...    None      None       None     None      N/A        None
Redemption Fee (3)......    None      None       None     None      N/A        None
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets) (expenses
 that are deducted from
 Fund assets):
 Management Fees........   0.77%     0.73%      0.73%    0.77%      N/A       0.73%
 Distribution and/or
  Service (12b-1) Fees
  (4)...................   1.00%     1.00%      1.00%     None      N/A        None
 Other Expenses.........   0.61%     0.39%      0.38%    0.86%      N/A       0.77%
Total Annual Fund
 Operating Expenses
 Before Expense
 Reimbursement..........   2.38%     2.12%      2.11%    1.63%      N/A       1.50%
Expense Reimbursement
 (5)(6).................   0.02%     0.07%        --     0.02%      N/A       0.17%
Net Expenses............   2.36%     2.05%      2.11%    1.61%      N/A       1.33%

   These examples are intended to help you compare the cost of investing in the Balanced Funds with the cost of investing in other mutual funds.

Examples:

   An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period:

                              Cumulative Expenses Paid for the Period of:
                             --------------------------------------------------
                              1 Year     3 Years     5 Years     10 Years (b)
                             ---------  ----------- ----------- ---------------
Expenses if you did redeem
 your shares at the end of
 the period:
Class A Shares
  NAF Balanced Fund (a).....  $     739 $     1,087 $     1,458    $     2,497
  SunAmerica Balanced Assets
   Fund.....................        713       1,004       1,317          2,200
  Pro Forma Balanced
   Combined Fund #..........        712       1,001       1,312          2,190
Class B Shares
  NAF Balanced Fund (a).....  $     739 $     1,141 $     1,469    $     2,553
  SunAmerica Balanced Assets
   Fund.....................        709         946       1,308          2,231
  Pro Forma Balanced
   Combined Fund #..........        709         946       1,308          2,228
Class C/Class II Shares
  NAF Balanced Fund (a).....  $     339 $       741 $     1,269    $     2,715
  SunAmerica Balanced Assets
   Fund (a).................        406         736       1,192          2,455
  Pro Forma Balanced
   Combined Fund #..........        412         754       1,223          2,517
Institutional Class I/Class
 I Shares
  NAF Balanced Fund (a).....  $     164 $       512 $       885    $     1,931
  SunAmerica Balanced Assets
   Fund.....................        N/A         N/A         N/A            N/A
  Pro Forma Balanced
   Combined Fund (a)#.......        135         421         729          1,601

                              Cumulative Expenses Paid for the Period of:
                             --------------------------------------------------
                              1 Year     3 Years     5 Years     10 Years (b)
                             ---------  ----------- ----------- ---------------
Expenses if you did not
 redeem your shares at the
 end of the period:
Class A Shares
  NAF Balanced Fund (a).....  $     739 $     1,087 $     1,458    $     2,497
  SunAmerica Balanced Assets
   Fund.....................        713       1,004       1,317          2,200
  Pro Forma Balanced
   Combined Fund #..........        712       1,001       1,312          2,190
Class B Shares
  NAF Balanced Fund (a).....  $     239 $       741 $     1,269    $     2,553
  SunAmerica Balanced Assets
   Fund.....................        209         646       1,108          2,231
  Pro Forma Balanced
   Combined Fund #..........        209         646       1,108          2,228
Class C/Class II Shares
  NAF Balanced Fund (a).....  $     239 $       741 $     1,269    $     2,715
  SunAmerica Balanced Assets
   Fund (a).................        306         736       1,192          2,455
  Pro Forma Balanced
   Combined Fund #..........        312         754       1,223          2,517
Institutional Class I/Class
 I Shares
  NAF Balanced Fund (a).....  $     164 $       512 $       885    $     1,931
  SunAmerica Balanced Assets
   Fund.....................        N/A         N/A         N/A            N/A
  Pro Forma Balanced
   Combined Fund (a)#.......        135         421         729          1,601

 Actual Fee Table for Shareholders of each of the Acquired Funds + and each of the Acquiring Funds
  (as of September 30, 2000) and Pro Forma Fee Table for each of the Combined
                                     Funds
                            (as of March 31, 2001) *

                                  Class A Shares                 Class B Shares
                          ------------------------------ ------------------------------
                                 Actual        Pro Forma        Actual        Pro Forma
                          -------------------- --------- -------------------- ---------
                             NAF    SunAmerica Blue Chip    NAF    SunAmerica Blue Chip
                          Large Cap Blue Chip   Growth   Large Cap Blue Chip   Growth
                           Growth     Growth   Combined   Growth     Growth   Combined
                            Fund       Fund      Fund      Fund       Fund      Fund
                          --------- ---------- --------- --------- ---------- ---------
Shareholder Fees (fees
 paid directly from your
 investment):
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of
 offering price) (1)....    5.75%     5.75%      5.75%      None      None       None
Maximum Deferred Sales
 Charge (Load) (as a
 percentage of original
 purchase price or
 redemption price,
 whichever is lower)
 (2)....................     None      None       None     5.00%     5.00%      5.00%
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends...     None      None       None      None      None       None
Redemption Fee (3)......     None      None       None      None      None       None
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets) (expenses
 that are deducted from
 Fund assets):
 Management Fees........    0.90%     0.75%      0.75%     0.90%     0.75%      0.75%
 Distribution and/or
  Service (12b-1) Fees
  (4)...................    0.35%     0.35%      0.35%     1.00%     1.00%      1.00%
 Other Expenses.........    0.61%     0.33%      0.33%     0.61%     0.34%      0.34%
Total Annual Fund
 Operating Expenses
 Before Expense
 Reimbursement..........    1.86%     1.43%      1.43%     2.51%     2.09%      2.09%
Expense Reimbursement
 (5)....................    0.49%       --         --      0.49%       --         --
Net Expenses............    1.37%     1.43%      1.43%     2.02%     2.09%      2.09%

 Actual Fee Table for Shareholders of each of the Acquired Funds + and each of the Acquiring Funds (as of September 30, 2000) and Pro Forma Fee Table for each of the Combined Funds
                            (as of March 31, 2001) *

                            Class C/Class II Shares   Institutional Class I/Class I Shares
                          --------------------------- -----------------------------------------
                               Actual       Pro Forma         Actual                Pro Forma
                          ----------------- --------- ---------------------------  ------------
                           NAF
                          Large  SunAmerica Blue Chip NAF Large                     Blue Chip
                           Cap   Blue Chip   Growth      Cap         SunAmerica       Growth
                          Growth   Growth   Combined   Growth         Blue Chip      Combined
                           Fund     Fund      Fund      Fund         Growth Fund     Fund **
                          ------ ---------- --------- ------------  -------------  ------------
Shareholder Fees (fees
 paid directly from your
 investment):
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of offering
 price) (1).............   None    1.00%      1.00%           None            N/A            None
Maximum Deferred Sales
 Charge (Load) (as a
 percentage of original
 purchase price or
 redemption price,
 whichever is lower)
 (2)....................  1.00%    1.00%      1.00%           None            N/A            None
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends...   None     None       None           None            N/A            None
Redemption Fee (3)......   None     None       None           None            N/A            None
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets) (expenses
 that are deducted from
 Fund assets):
 Management Fees........  0.90%    0.75%      0.75%          0.90%            N/A           0.75%
 Distribution and/or
  Service (12b-1) Fees
  (4)...................  1.00%    1.00%      1.00%           None            N/A            None
 Other Expenses.........  0.61%    0.59%      0.41%          0.86%            N/A           0.68%
Total Annual Fund
 Operating Expenses
 Before Expense
 Reimbursement..........  2.51%    2.34%      2.16%          1.76%            N/A           1.43%
Expense Reimbursement
 (5)(6).................  0.49%    0.17%        --           0.49%            N/A           0.10%
Net Expenses............  2.02%    2.17%      2.16%          1.27%            N/A           1.33%

   These examples are intended to help you compare the cost of investing in the Large Cap Growth Funds with the cost of investing in other mutual funds.

Examples:

   An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period:

                              Cumulative Expenses Paid for the Period of:
                             --------------------------------------------------
                              1 Year     3 Years     5 Years     10 Years (b)
                             ---------  ----------- ----------- ---------------
Expenses if you did redeem
 your shares at the end of
 the period:
Class A Shares
  NAF Large Cap Growth Fund
   (a)......................  $     706 $     1,081 $     1,480    $     2,592
  SunAmerica Blue Chip
   Growth Fund..............        712       1,001       1,312          2,190
  Pro Forma Combined Blue
   Chip Growth Fund #.......        712       1,001       1,312          2,190
Class B Shares
  NAF Large Cap Growth Fund
   (a)......................  $     705 $     1,135 $     1,492    $     2,649
  SunAmerica Blue Chip
   Growth Fund..............        712         955       1,324          2,252
  Pro Forma Combined Blue
   Chip Growth Fund #.......        712         955       1,324          2,252
Class C/Class II Shares
  NAF Large Cap Growth Fund
   (a)......................  $     305 $       735 $     1,292    $     2,809
  SunAmerica Blue Chip
   Growth Fund (a)..........        418         772       1,253          2,578
  Pro Forma Combined Blue
   Chip Growth Fund #.......        417         769       1,248          2,568
Institutional Class I/Class
 I Shares
  NAF Large Cap Growth Fund
   (a)......................  $     129 $       506 $       908    $     2,033
  SunAmerica Blue Chip
   Growth Fund..............        N/A         N/A         N/A            N/A
  Pro Forma Combined Blue
   Chip Growth Fund (a)#....        135         421         729          1,601

                                             Cumulative Expenses Paid for the
                                                        Period of:
                                             ---------------------------------
                                                      3      5
                                             1 Year Years  Years  10 Years (b)
                                             ------ ------ ------ ------------
Expenses if you did not redeem your shares
 at the end of the period:
Class A Shares
  NAF Large Cap Growth Fund (a).............  $706  $1,081 $1,480    $2,592
  SunAmerica Blue Chip Growth Fund..........   712   1,001  1,312     2,190
  Pro Forma Combined Blue Chip Growth Fund
   #........................................   712   1,001  1,312     2,190
Class B Shares
  NAF Large Cap Growth Fund (a).............  $205  $  735 $1,292    $2,649
  SunAmerica Blue Chip Growth Fund..........   212     655  1,124     2,252
  Pro Forma Combined Blue Chip Growth Fund
   #........................................   212     655  1,124     2,252
Class C/Class II Shares
  NAF Large Cap Growth Fund (a).............  $205  $  735 $1,292    $2,809
  SunAmerica Blue Chip Growth Fund (a)......   318     772  1,253     2,578
  Pro Forma Combined Blue Chip Growth Fund
   #........................................   317     769  1,248     2,568
Institutional Class I/Class I Shares
  NAF Large Cap Growth Fund (a).............  $129  $  506 $  908    $2,033
  SunAmerica Blue Chip Growth Fund..........   N/A     N/A    N/A       N/A
  Pro Forma Combined Blue Chip Growth Fund
   (a)#.....................................   135     421    729     1,601

 Actual Fee Table for Shareholders of each of the Acquired Funds + and each of the Acquiring Funds (as of September 30, 2000) and Pro Forma Fee Table for each of the Combined Funds (as of March 31, 2001) *

                                Class A Shares              Class B Shares
                          --------------------------- ---------------------------
                               Actual       Pro Forma      Actual       Pro Forma
                          ----------------- --------- ----------------- ---------
                           NAF               Growth    NAF               Growth
                          Growth SunAmerica    and    Growth SunAmerica    and
                            &    Growth and  Income     &    Growth and  Income
                          Income   Income   Combined  Income   Income   Combined
                           Fund     Fund      Fund     Fund     Fund      Fund
                          ------ ---------- --------- ------ ---------- ---------
Shareholder Fees (fees
 paid directly from your
 investment):
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of offering
 price) (1).............  5.75%    5.75%      5.75%    None     None       None
Maximum Deferred Sales
 Charge (Load) (as a
 percentage of original
 purchase price or
 redemption price,
 whichever is lower)
 (2)....................   None     None       None   5.00%    5.00%      5.00%
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends...   None     None       None    None     None       None
Redemption Fee (3)......   None     None       None    None     None       None
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets) (expenses
 that are deducted from
 Fund assets):
 Management Fees........  0.67%    0.75%      0.73%   0.67%    0.75%      0.73%
 Distribution and/or
  Service (12b-1) Fees
  (4)...................  0.35%    0.35%      0.35%   1.00%    1.00%      1.00%
 Other Expenses.........  0.63%    0.34%      0.34%   0.63%    0.32%      0.32%
Total Annual Fund
 Operating Expenses
 Before Expense
 Reimbursement..........  1.65%    1.44%      1.42%   2.30%    2.07%      2.05%
Expense Reimbursement
 (5)....................  0.19%      --         --    0.19%      --         --
Net Expenses............  1.46%    1.44%      1.42%   2.11%    2.07%      2.05%

 Actual Fee Table for Shareholders of each of the Acquired Funds + and each of the Acquiring Funds
  (as of September 30, 2000) and Pro Forma Fee Table for each of the Combined
                                     Funds
                            (as of March 31, 2001) *

                                                       Institutional Class I/Class
                            Class C/Class II Shares             I Shares
                          ---------------------------- ---------------------------
                                Actual       Pro Forma      Actual       Pro Forma
                          ------------------ --------- ----------------- ---------
                            NAF               Growth    NAF               Growth
                          Growth  SunAmerica    and    Growth SunAmerica    and
                             &    Growth and  Income     &    Growth and  Income
                           Income   Income   Combined  Income   Income   Combined
                           Fund      Fund      Fund     Fund     Fund     Fund **
                          ------- ---------- --------- ------ ---------- ---------
Shareholder Fees (fees
 paid directly from your
 investment):
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of offering
 price) (1).............    None    1.00%      1.00%    None     N/A        None
Maximum Deferred Sales
 Charge (Load) (as a
 percentage of original
 purchase price or
 redemption price,
 whichever is
 lower) (2).............   1.00%    1.00%      1.00%    None     N/A        None
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends...    None     None       None    None     N/A        None
Redemption Fee (3)......    None     None       None    None     N/A        None
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets) (expenses
 that are deducted from
 Fund assets):
 Management Fees........   0.67%    0.75%      0.73%   0.67%     N/A       0.73%
 Distribution and/or
  Service (12b-1) Fees
  (4)...................   1.00%    1.00%      1.00%    None     N/A        None
 Other Expenses.........   0.63%    0.36%      0.34%   0.88%     N/A       0.68%
Total Annual Fund
 Operating Expenses
 Before Expense
 Reimbursement..........   2.30%    2.11%      2.07%   1.55%     N/A       1.41%
Expense
 Reimbursement (5)(6)...   0.19%    0.01%        --    0.19%     N/A       0.09%
Net Expenses............   2.11%    2.10%      2.07%   1.36%     N/A       1.32%

   These examples are intended to help you compare the cost of investing in the Growth and Income Funds with the cost of investing in other mutual funds.

Examples:

   An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period:

                              Cumulative Expenses Paid for the Period of:
                             --------------------------------------------------
                              1 Year     3 Years     5 Years     10 Years (b)
                             ---------  ----------- ----------- ---------------
Expenses if you did redeem
 your shares at the end of
 the period:
Class A Shares
  NAF Growth & Income Fund
   (a)......................  $     715 $     1,048 $     1,404    $     2,402
  SunAmerica Growth and
   Income Fund..............        713       1,004       1,317          2,200
  Pro Forma Combined Growth
   and Income Fund #........        711         999       1,307          2,179
Class B Shares
  NAF Growth & Income Fund
   (a)......................  $     714 $     1,100 $     1,413    $     2,458
  SunAmerica Growth and
   Income Fund..............        710         949       1,314          2,239
  Pro Forma Combined Growth
   and Income Fund #........        708         943       1,303          2,218
Class C/Class II Shares
  NAF Growth & Income Fund
   (a)......................  $     314 $       700 $     1,213    $     2,621
  SunAmerica Growth and
   Income Fund (a)..........        411         751       1,218          2,507
  Pro Forma Combined Growth
   and Income Fund #........        408         742       1,202          2,476
Institutional Class I/Class
 I Shares
  NAF Growth & Income Fund
   (a)......................  $     138 $       471 $       827    $     1,829
  SunAmerica Growth and
   Income Fund..............        N/A         N/A         N/A            N/A
  Pro Forma Combined Growth
   and Income Fund (a)#.....        134         418         723          1,590

                            Cumulative Expenses Paid for the Period of:
                            ---------------------------------------------------
                             1 Year     3 Years      5 Years      10 Years (b)
                            ---------  -----------  -----------  --------------
Expenses if you did not
 redeem your shares at the
 end of the period:
Class A Shares
  NAF Growth & Income Fund
   (a)....................   $     715 $     1,048  $     1,404     $     2,402
  SunAmerica Growth and
   Income Fund............         713       1,004        1,317           2,200
  Pro Forma Combined
   Growth and Income Fund
   #......................         711         999        1,307           2,179
Class B Shares
  NAF Growth & Income Fund
   (a)....................   $     214 $       700  $     1,213     $     2,458
  SunAmerica Growth and
   Income Fund............         210         649        1,114           2,239
  Pro Forma Combined
   Growth and Income Fund
   #......................         208         643        1,103           2,218
Class C/Class II Shares
  NAF Growth & Income Fund
   (a)....................   $     214 $       700  $     1,213     $     2,621
  SunAmerica Growth and
   Income Fund (a)........         311         751        1,218           2,507
  Pro Forma Combined
   Growth and Income Fund
   #......................         308         742        1,202           2,476
Institutional Class
 I/Class I Shares
  NAF Growth & Income Fund
   (a)....................   $     138 $       471  $       827     $     1,829
  SunAmerica Growth and
   Income Fund............         N/A         N/A          N/A             N/A
  Pro Forma Combined
   Growth and Income Fund
   (a)#...................         134         418          723           1,590

 Actual Fee Table for Shareholders of each of the Acquired Funds + and each of the Acquiring Funds
  (as of September 30, 2000) and Pro Forma Fee Table for each of the Combined
                                     Funds
                            (as of March 31, 2001) *

                                    Class A Shares                      Class B Shares
                          ----------------------------------- -----------------------------------
                                 Actual           Pro Forma          Actual           Pro Forma
                          --------------------- ------------- --------------------- -------------
                            NAF    SunAmerica                   NAF    SunAmerica
                          Mid Cap    Growth        Growth     Mid Cap    Growth        Growth
                          Growth  Opportunities Opportunities Growth  Opportunities Opportunities
                           Fund       Fund      Combined Fund  Fund       Fund      Combined Fund
                          ------- ------------- ------------- ------- ------------- -------------
Shareholder Fees (fees
 paid directly from your
 investment):
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of offering
 price) (1).............   5.75%      5.75%         5.75%       None       None          None
Maximum Deferred Sales
 Charge (Load) (as a
 percentage of original
 purchase price or
 redemption price,
 whichever is lower)
 (2)....................    None       None          None      5.00%      5.00%         5.00%
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends...    None       None          None       None       None          None
Redemption Fee (3)......    None       None          None       None       None          None
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets) (expenses
 that are deducted from
 Fund assets):
 Management Fees........   0.93%      0.75%         0.75%      0.93%      0.75%         0.75%
 Distribution and/or
  Service (12b-1) Fees
  (4)...................   0.35%      0.35%         0.35%      1.00%      1.00%         1.00%
 Other Expenses.........   0.63%      0.33%         0.33%      0.63%      0.35%         0.35%
Total Annual Fund
 Operating Expenses
 Before Expense
 Reimbursement..........   1.91%      1.43%         1.43%      2.56%      2.10%         2.10%
Expense
 Reimbursement (5)......   0.38%        --            --       0.38%        --            --
Net Expenses............   1.53%      1.43%         1.43%      2.18%      2.10%         2.10%

 Actual Fee Table for Shareholders of each of the Acquired Funds + and each of the Acquiring Funds
  (as of September 30, 2000) and Pro Forma Fee Table for each of the Combined
                                     Funds
                            (as of March 31, 2001) *

                                                                 Institutional Class I/Class I
                                Class C/Class II Shares                     Shares
                          ----------------------------------- -----------------------------------
                                 Actual           Pro Forma          Actual           Pro Forma
                          --------------------- ------------- --------------------- -------------
                            NAF    SunAmerica                   NAF    SunAmerica      Growth
                          Mid Cap    Growth        Growth     Mid Cap    Growth     Opportunities
                          Growth  Opportunities Opportunities Growth  Opportunities Combined Fund
                           Fund       Fund      Combined Fund  Fund       Fund           **
                          ------- ------------- ------------- ------- ------------- -------------
Shareholder Fees (fees
 paid directly from your
 investment):
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of offering
 price) (1).............    None      1.00%         1.00%       None       N/A           None
Maximum Deferred Sales
 Charge (Load) (as a
 percentage of original
 purchase price or
 redemption price,
 whichever is lower)
 (2)....................   1.00%      1.00%         1.00%       None       N/A           None
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends...    None       None          None       None       N/A           None
Redemption Fee (3)......    None       None          None       None       N/A           None
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets) (expenses
 that are deducted from
 Fund assets):
 Management Fees........   0.93%      0.75%         0.75%      0.93%       N/A          0.75%
 Distribution and/or
  Service (12b-1) Fees
  (4)...................   1.00%      1.00%         1.00%       None       N/A           None
 Other Expenses.........   0.63%      0.35%         0.35%      0.88%       N/A          0.74%
Total Annual Fund
 Operating Expenses
 Before Expense
 Reimbursement..........   2.56%      2.10%         2.10%      1.81%       N/A          1.49%
Expense
 Reimbursement (5)(6)...   0.38%      0.01%           --       0.38%       N/A          0.16%
Net Expenses............   2.18%      2.09%         2.10%      1.43%       N/A          1.33%

   These examples are intended to help you compare the cost of investing in the Mid Cap Growth Funds with the cost of investing in other mutual funds.

Examples:

   An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period:

                                             Cumulative Expenses Paid for the
                                                        Period of:
                                             ---------------------------------
                                                      3      5
                                             1 Year Years  Years  10 Years (b)
                                             ------ ------ ------ ------------
Expenses if you did redeem your shares at
 the end of the period:
Class A Shares
  NAF Mid Cap Growth Fund (a)...............  $722  $1,106 $1,514    $2,650
  SunAmerica Growth Opportunities Fund......   712   1,001  1,312     2,190
  Pro Forma Combined Growth Opportunities
   Fund #...................................   712   1,001  1,312     2,190
Class B Shares
  NAF Mid Cap Growth Fund (a)...............  $721  $1,160 $1,526    $2,708
  SunAmerica Growth Opportunities Fund......   713     958  1,329     2,260
  Pro Forma Combined Growth Opportunities
   Fund #...................................   713     958  1,329     2,260
Class C/Class II Shares
  NAF Mid Cap Growth Fund (a)...............  $321  $  760 $1,326    $2,867
  SunAmerica Growth Opportunities Fund (a)..   410     748  1,212     2,497
  Pro Forma Combined Growth Opportunities
   Fund #...................................   411     751  1,218     2,507
Institutional Class I/Class I Shares
  NAF Mid Cap Growth Fund (a)...............  $146  $  533 $  945    $2,095
  SunAmerica Growth Opportunities Fund......   N/A     N/A    N/A       N/A
  Pro Forma Combined Growth Opportunities
   Fund (a)#................................   135     421    729     1,601

                                             Cumulative Expenses Paid for the
                                                        Period of:
                                             ---------------------------------
                                                      3      5
                                             1 Year Years  Years  10 Years (b)
                                             ------ ------ ------ ------------
Expenses if you did not redeem your shares
 at the end of the period:
Class A Shares
  NAF Mid Cap Growth Fund (a)...............  $722  $1,106 $1,514    $2,650
  SunAmerica Growth Opportunities Fund......   712   1,001  1,312     2,190
  Pro Forma Combined Growth Opportunities
   Fund #...................................   712   1,001  1,312     2,190
Class B Shares
  NAF Mid Cap Growth Fund (a)...............  $221  $  760 $1,326    $2,708
  SunAmerica Growth Opportunities Fund......   213     658  1,129     2,260
  Pro Forma Combined Growth Opportunities
   Fund #...................................   213     658  1,129     2,260
Class C/Class II Shares
  NAF Mid Cap Growth Fund (a)...............  $221  $  760 $1,326    $2,867
  SunAmerica Growth Opportunities Fund (a)..   310     748  1,212     2,497
  Pro Forma Combined Growth Opportunities
   Fund #...................................   311     751  1,218     2,507
Institutional Class I/Class I Shares
  NAF Mid Cap Growth Fund (a)...............  $146  $  533 $  945    $2,095
  SunAmerica Growth Opportunities Fund......   N/A     N/A    N/A       N/A
  Pro Forma Combined Growth Opportunities
   Fund (a)#................................   135     421    729     1,601

--------
+  As reflected in the Acquired Funds Prospectuses.

* "Other Expenses," "Total Annual Fund Operating Expenses Before Expense Reimbursement" and "Expense Reimbursement" are estimated for each of the Combined Funds.

** The Acquiring Funds do not currently offer Class I shares. Each Combined
   Fund will commence offering Class I shares upon completion of the applicable Reorganization.

(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) With respect to the Acquired Funds, (i) purchases of Class A shares of $1 million or more are subject to a CDSC of 1.00% on redemptions made within one year of purchase, (ii) the CDSC on Class B shares applies only if shares are redeemed within six years of their purchase in accordance with the Acquired Funds' CDSC schedule set forth under "Proposals Nos. 2(a)-(d):
    Approval of the Plans," and (iii) the CDSC on Class C shares applies only if shares are redeemed within one year of their purchase. See the Acquired Funds Prospectuses for more information regarding the CDSCs applicable to the Acquired Funds. The CDSC schedules applicable to Class A, Class B and Class C shares of an Acquired Fund will continue to apply to the respective Corresponding Shares received in the applicable Reorganization by shareholders of a Combined Fund who were shareholders of the corresponding Acquired Fund as of the date of the closing of such Reorganization (even if you exchange your shares for shares of another fund distributed by SACS (as defined below). Future purchases of Class A, Class B or Class II shares of a Combined Fund will be subject to the CDSC schedule applicable to the Combined Fund.

  With respect to the Acquiring Funds (and to future purchases of Class A, Class B or Class II shares of the Combined Funds after the closing of the Reorganizations), (i) purchases of Class A shares of $1 million or more are subject to a CDSC on redemptions made within two years of purchase (1.00% on shares sold within one year of purchase and 0.50% on shares sold after the first year and within the second year after purchase), (ii) the CDSC on Class B shares applies only if shares are redeemed within six years of their purchase in accordance with the Acquiring Funds' CDSC schedule set forth under "Proposals Nos. 2(a)-(d): Approval of the Plans," and (iii) the CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See the Acquiring Funds Prospectus for more information about the CDSCs applicable to the Acquiring Funds and the Combined Funds.

(3) In the case of the Acquiring Funds (and hence the Combined Funds) a $15.00 fee may be imposed on wire and overnight mail redemptions.

(4) Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) With respect to each Acquired Fund, amounts reflect AGAM's contractual obligation to waive, and to the extent necessary, reimburse certain fees and expenses of such Acquired Fund through February 28, 2002. If shareholders do not approve the Reorganizations, there is no assurance AGAM would continue to provide such fee reductions and expense reimbursements past such date.

(6) With respect to Class II shares of the Acquiring Funds and Class I shares of the Combined Funds, the SunAmerica Board, including a majority of the Trustees who are not "interested persons" of SunAmerica Equity Funds (within the meaning of the Investment Company Act) (the "SunAmerica Independent Trustees"), approved the Acquiring Funds' (and hence the Combined Funds') Investment Advisory and Management Agreement with SAAMCo subject to the net expense ratios set forth above. SunAmerica will waive fees and reimburse expenses should the Total Annual Fund Operating Expenses Before Expense Reimbursement be higher than the net expense ratio. SunAmerica may not increase such ratios, which are contractually required by agreement with the SunAmerica Board, without the approval of the SunAmerica

   Board, including a majority of the SunAmerica Independent Trustees. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the SunAmerica Board, including a majority of the SunAmerica Independent Trustees.

#  Assuming the Reorganization had taken place on March 31, 2001.

(a) Expenses used for the Example include fee waivers and expense reimbursements described in footnotes (5) and/or (6) above.

(b) Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, expense information for years 9 and 10 is the same for both Class A and Class B shares.

   The foregoing Fee Tables are intended to assist investors in understanding the costs and expenses that a shareholder bears directly or indirectly as compared to the costs and expenses that would be borne by such investors on a pro forma basis taking into account the consummation of the Reorganizations. All pro forma amounts are based on what the estimated expenses of the Pro Forma Combined Funds would be assuming the Reorganizations were completed on March 31, 2001.

   The Examples set forth above assume reinvestment of all dividends and distributions and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See "Proposals Nos. 2(a)-(d): Approval of the Plans."

                                   THE FUNDS

Business of the Acquired Funds

   Each Acquired Fund is organized as a separate investment portfolio or series of North American Funds, a Massachusetts business trust, which was established on September 28, 1988 pursuant to its Declaration of Trust.

Business of the Acquiring Funds

   Each Acquiring Fund is organized as a separate investment portfolio or series of SunAmerica Equity Funds, a Massachusetts business trust, which was established on June 18, 1986 pursuant to its Declaration of Trust.

Comparison of the Funds

   A discussion of the investment objectives and principal investment policies of the Funds is set forth below. Those objectives and policies that are identified as fundamental may not be changed without shareholder approval. The investment objective of each of the Acquired Funds is fundamental and the investment objective of each of the Acquiring Funds is non-fundamental. Each of the Funds is diversified within the meaning of the Investment Company Act.

   The discussion below uses the terms "growth strategy" and "value strategy." A growth strategy refers to a strategy of investing in securities believed to offer the potential for capital appreciation. A growth strategy focuses on securities which are considered to have a historical record of above-average growth rate, to have significant growth potential; to have above-average earnings growth or value or the ability to sustain earnings growth, to offer proven or unusual products or services; or to operate in industries experiencing increasing demand. A value strategy refers to a strategy of investing in securities believed to be undervalued in the market. A value strategy reflects a contrarian approach, in that the potential for superior relative performance is believed to be highest when stock of fundamentally solid companies are out of favor. The selection criteria is usually calculated to identify stocks of large, well known companies with solid financial strength and generous dividend yields that have low price earnings ratios and have generally been overlooked by the market.

   The main differences between the Funds, each of which is discussed in more detail below, are as follows:

   With respect to the Balanced Funds,

  . while both Funds seek capital appreciation, the NAF Balanced Fund also seeks current income. The SunAmerica Balanced Assets Fund does not seek current income but does seek conservation of principal, and

  . the NAF Balanced Fund is not focused on the common stock of companies with a particular size or market capitalization whereas the SunAmerica Balanced Assets Fund actively trades in common stocks that demonstrate the potential for capital appreciation issued by companies with over $1.5 billion in market capitalization.

   With respect to the Mid Cap Growth Funds,

  . the NAF Mid Cap Growth Fund and the SunAmerica Growth Opportunities Fund have different definitions for what constitutes a mid-cap company,

  . investments in technology companies may constitute a more significant portion of the SunAmerica Growth Opportunities Fund's portfolio than the NAF Mid Cap Growth Fund's portfolio, and

  . a significant portion of the SunAmerica Growth Opportunities Fund's assets may also be invested in common stocks of small-cap and large-cap companies.

   The principal investment strategies of the NAF Large Cap Growth Fund and the NAF Growth & Income Fund are substantially similar to the principal investment strategies of the SunAmerica Blue Chip Growth Fund and the SunAmerica Growth and Income Fund, respectively.

                                 Balanced Funds

 Investment Objectives

   The NAF Balanced Fund seeks to provide its shareholders with current income and capital appreciation, while the SunAmerica Balanced Assets Fund seeks to provide its shareholders with capital appreciation and conservation of principal. Although the NAF Balanced Fund seeks current income while the SunAmerica Balanced Assets Fund does not, both Funds seek capital appreciation and pursue their objectives through similar strategies.

 Investment Policies

   Strategies. Both Balanced Funds pursue their respective investment objectives by investing in a combination of common stocks and fixed-income securities.

   Equity Securities. The portion of the NAF Balanced Fund's portfolio invested in equity securities emphasizes U.S. and foreign common stocks of companies that the NAF Balanced Fund's subadviser believes to have better-than-average earnings growth potential, as well as companies within industries believed to be well-positioned for the current and expected economic climate. This may be considered to be a growth strategy. The SunAmerica Balanced Assets Fund also selects equity securities as part of its asset allocation by using a growth strategy. The principal difference between the two Balanced Funds' strategy relating to equity securities is that unlike the NAF Balanced Fund which is not focused on companies with a particular size or market capitalization, the SunAmerica Balanced Assets Fund actively trades in common stocks that demonstrate the potential for capital appreciation issued by companies with over $1.5 billion in market capitalization.

   Fixed-Income Securities. Both Funds invest at least 25% of their assets in senior fixed-income securities, primarily investment grade debt securities. The fixed income component of the SunAmerica Balanced Assets Fund may exceed 25% when the Fund's adviser believes such an adjustment in portfolio mix to be necessary in order to conserve principal, such as in anticipation of a decline in the equities market.

                             Large Cap Growth Funds

 Investment Objectives

   The NAF Large Cap Growth Fund seeks long-term capital growth and the SunAmerica Blue Chip Growth Fund seeks capital appreciation. These investment objectives are substantially similar.

 Investment Policies

   Strategies. Both Large Cap Growth Funds pursue their respective investment objectives through a growth strategy by investing primarily in common stocks of large-cap companies (approximately $9 billion or more in market capitalization).

   Equity Securities. The NAF Large Cap Growth Fund invests at least 65% of its total assets in the common stocks of well-established, high-quality growth companies whose earnings are expected by the Fund's subadviser to increase faster than the market average. The SunAmerica Blue Chip Growth Fund actively trades in common stocks of large-cap companies that offer the potential for capital appreciation. These strategies are substantially similar.

                            Growth and Income Funds

 Investment Objectives

   The NAF Growth & Income Fund seeks long-term growth of capital and income consistent with prudent investment risk, while the SunAmerica Growth and Income Fund seeks to provide its shareholders with capital appreciation and current income. These investment objectives are substantially similar.

 Investment Policies

   Strategies. Both Growth and Income Funds pursue their respective investment objectives by investing primarily in dividend-paying common stocks of U.S. issuers.

   Equity Securities. The NAF Growth & Income Fund typically invests in a diversified portfolio of common stocks of larger U.S. companies that the Fund's subadviser believes are of high quality. The NAF Growth & Income Fund may participate in the initial public offering ("IPO") market, and a portion of the Fund's returns may be attributable to the Fund's investments in IPOs. The SunAmerica Growth and Income Fund selects equity securities by using a growth and value strategy. The SunAmerica Growth and Income Fund actively trades in common stocks that offer the potential for capital appreciation and that are believed to be undervalued. These strategies are substantially similar.

                              Mid Cap Growth Funds

 Investment Objectives

   The investment objective of the NAF Mid Cap Growth Fund is long-term capital appreciation, while the investment objective of the SunAmerica Growth Opportunities Fund is capital appreciation. These investment objectives are substantially similar.

 Investment Policies

   Strategies. Both Mid Cap Growth Funds pursue their respective investment objectives by investing in common stocks of mid-cap companies that offer the potential for capital appreciation. The principal difference between these strategies is in the way that each Mid Cap Growth Fund defines a mid-cap company. The NAF Mid Cap Growth Fund considers mid-cap companies to be those that have market capitalizations ranging from approximately $2 billion to $15 billion, whereas the SunAmerica Growth Opportunities Fund considers mid-cap companies to be those with market capitalizations within the Style Box categories designed by Morningstar, Inc. Currently, this range is between approximately $1.4 billion and $9.9 billion. Both Mid Cap Growth Funds select securities using a growth strategy.

   Equity Securities. The core of the NAF Mid Cap Growth Fund's portfolio will be invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The NAF Mid Cap Growth Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the NAF Mid Cap Growth Fund's investments usually will be bought and sold frequently, which may cause the Fund to incur higher trading costs and/or to have a relatively high amount of short-term capital gains, which are generally taxable at ordinary income tax rates. The SunAmerica Growth Opportunities Fund invests in common stocks that demonstrate the potential for capital appreciation, issued generally by mid-cap companies. One of the principal differences between the Mid Cap Growth Funds' strategy relating to equity securities is that although both Mid Cap Growth Funds may invest in technology companies, such investments may at times constitute a significant portion of the SunAmerica Growth Opportunities Fund's portfolio. Another principal difference is that a significant portion of the SunAmerica Growth Opportunities

Fund's assets also may be invested in common stocks of small-cap and large-cap companies. Within the Style Box categories designed by Morningstar, Inc., the capitalization ranges are currently below $1.4 billion for small-cap companies and $9.9 billion or more for large-cap companies.

                                   All Funds

 Principal Risk Factors

   For a discussion of the principal risks of investing in each Fund, see "Principal Risk Factors and Special Considerations."

 Trustees and Officers

   Each of North American Funds and SunAmerica Equity Funds is governed by a Board of Trustees that meets regularly to review its respective Funds' investments, performance, expenses, and other business affairs. Each Board of Trustees elects its respective Funds' officers.

 Management Arrangements

   Comparison of Management and Administrative Arrangements and Fees. AGAM serves as the investment adviser for the Acquired Funds and SAAMCo serves as the investment adviser for the Acquiring Funds. Each of AGAM and SAAMCo is responsible for the management of the investment portfolio of each Acquired Fund and Acquiring Fund, respectively, and for providing certain administrative services to such Fund. See "Proposals Nos. 2(a)-(d): Approval of the Plans" for more detailed information regarding the advisory arrangements of the Funds.

   The table below sets forth the fees, as a percentage of average daily net assets, payable by each Acquired Fund and Acquiring Fund to AGAM and SAAMCo, respectively, for their management and administrative services:

                                          Advisory Fee:
                         ------------------------------------------------
                                                  Between      Between      Between    Excess
                                   Between $50  $200 Million $350 Million $500 Million  over
                         First $50 Million and      and          and          and       $700
Fund:                     Million  $200 Million $350 Million $500 Million $700 Million Million
-----                    --------- ------------ ------------ ------------ ------------ -------
NAF Balanced Fund.......  0.775%      0.725%       0.675%       0.675%       0.625%    0.625%
SunAmerica Balanced
 Assets Fund............  0.750%      0.750%       0.750%       0.700%       0.700%    0.650%

NAF Large Cap Growth
 Fund...................  0.900%      0.850%       0.825%       0.825%       0.800%    0.800%
SunAmerica Blue Chip
 Growth Fund............  0.750%      0.750%       0.750%       0.700%       0.700%    0.650%

NAF Growth & Income
 Fund...................  0.725%      0.675%       0.625%       0.625%       0.550%    0.550%
SunAmerica Growth and
 Income Fund............  0.750%      0.750%       0.750%       0.700%       0.700%    0.650%

NAF Mid Cap Growth
 Fund...................  0.925%      0.900%       0.875%       0.875%       0.850%    0.850%
SunAmerica Growth
 Opportunities Fund.....  0.750%      0.750%       0.750%       0.700%       0.700%    0.650%

   The advisory fee rate payable by each Combined Fund after consummation of the Reorganizations will be the same as the advisory fee rates payable by the Acquiring Funds. After the Reorganizations, the net assets of each Combined Fund will increase by the amount of the net assets of the respective Acquired Fund. With respect to the Growth and Income Combined Fund, this increase in net assets may cause a lower advisory fee rate to apply in accordance with the breakpoint schedule referenced above. The table below sets forth the pro forma effective fee rate of each Combined Fund as of March 31, 2001, as a percentage of average daily net assets, assuming the Reorganizations had been completed as of such date:

Combined Fund:                           Pro Forma Effective Advisory Fee Rate:
Combined Balanced Fund.................. 0.73%
Combined Blue Chip Growth Fund.......... 0.75%
Combined Growth and Income Fund......... 0.73%
Combined Growth Opportunities Fund...... 0.75%

   Investment Advisory Agreements. The investment advisory agreement between SunAmerica Equity Funds on behalf of the Acquiring Funds and SAAMCo (the "SunAmerica Investment Advisory Agreement") is similar to both the New and Previous Investment Advisory Agreements applicable to the Acquired Funds (collectively, the "NAF Investment Advisory Agreement"), except for certain matters including the advisory fees, the effective dates, and the identity of the adviser. See "Proposals Nos. 2(a)-(d): Approval of the Plans" for further discussion regarding these agreements.

   Subadvisory Arrangements. Under a "Manager of Managers" order granted to the Acquired Funds by the Commission, AGAM is permitted to change unaffiliated subadvisers or the fees paid to subadvisers without obtaining shareholder approval. AGAM has ultimate responsibility under the "Manager of Managers" structure to oversee the subadvisers, including making recommendations to the NAF Board regarding the hiring, termination and replacement of subadvisers. The subadvisory fees are paid out of AGAM's advisory fee at no additional cost to the Acquired Funds or their shareholders. See "Proposals Nos. 2(a)-(d):
Approval of the Plans" for additional information regarding the Acquired Funds' subadvisory arrangements. Although SAAMCo is also authorized to appoint subadvisers for SunAmerica Equity Funds under a separate "Manager of Managers" order granted by the Commission, as of the date hereof, SAAMCo has not appointed any subadvisers for any of the Acquiring Funds and does not presently rely on that order in connection with SunAmerica Equity Funds. If shareholders approve the Reorganizations, the portfolios of the Acquired Funds will be managed by SAAMCo as part of the Combined Funds following completion of the Reorganizations.

 Distribution and Shareholder Servicing Arrangements

   Distributor. American General Funds Distributors, Inc. ("AGFD" or the "NAF Distributor"), an affiliate of AGAM, acts as the distributor of the shares of the Acquired Funds. SunAmerica Capital Services, Inc. ("SACS" or the "SunAmerica Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the Acquiring Funds. See "Proposals Nos. 2(a)-(d): Approval of the Plans" for additional information regarding the Funds' distribution arrangements.

   Shareholder Servicing Fees for Institutional Class I/Class I. AGAM provides certain recordkeeping and shareholder services to retirement and employee benefit plans and certain asset allocation funds of North American Funds that invest in Institutional Class I shares of the Acquired Funds. SACS will provide these services after the Reorganization with respect to Class I shares of the Combined Funds. See "Proposals Nos. 2(a)-(d): Approval of the Plans" for additional information regarding these services.

 Other Service Agreements with Affiliates

   SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of SAAMCo, acts as a servicing agent assisting State Street Bank and Trust Company ("State Street"), the transfer agent and custodian of the Acquiring Funds, in connection with certain services offered to the shareholders of the Acquiring Funds. See "Proposals Nos. 2(a)-(d): Approval of the Plans" for additional information regarding these service agreements.

 Other

   Shares. As with all mutual funds, investors purchase shares when they invest in the Funds. Share certificates are not generally issued.

   Each full share and fractional share entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and to cast one vote per share, with fractional shares voting proportionally, on certain Fund matters, including the election of trustees, changes in fundamental policies, or approval of changes in investment advisory agreements.

   The table below sets forth the share classes currently offered by each of the Acquired Funds and the Acquiring Funds and the share classes that will be offered by the Combined Funds after consummation of the respective Reorganizations.

              Acquired Funds              Acquiring Funds*         Combined Funds
              --------------              ----------------         --------------
      A, B, C, Institutional Class I          A, B, II              A, B, II, I

--------
* The SunAmerica Growth and Income Fund also currently offers Class Z shares; however, Class Z of the SunAmerica Growth and Income Fund is not involved in the Reorganization relating to that Fund.

   Purchase of Shares. The procedures for purchasing shares are similar, but not identical, for all Funds. See "Proposals Nos. 2(a)-(d): Approval of the Plans" below, "Investing in the North American Funds" in the Acquired Funds Prospectuses and "Shareholder Account Information" in the Acquiring Funds Prospectus.

   Redemption of Shares. The procedures for redeeming shares are similar, but not identical, for all Funds. See "Proposals Nos. 2(a)-(d): Approval of the Plans" below, "Investing in the North American Funds" in the Acquired Funds Prospectuses and "Shareholder Account Information" in the Acquiring Funds Prospectus.

   Exchanges of Shares. The procedures for exchanging shares are similar, but not identical, for all Funds. See "Proposals Nos. 2(a)-(d): Approval of the Plans" below, "Account Services" and "Section III: Investing in the North American Funds Institutional Classes of Shares" in the Acquired Funds Prospectuses and "Transaction Policies" in the Acquiring Funds Prospectus.

   Dividends. The Funds currently have the same or similar policies with respect to dividends. See "Proposals Nos. 2(a)-(d): Approval of the Plans" below, "Pricing of Shares" and "Dividends and Distributions from North American Funds" in the Acquired Funds Prospectuses and "Dividend Distribution and Account Policies" in the Acquiring Funds Prospectus.

   Net Asset Value. The price at which each Fund's shares are purchased or redeemed is the Fund's next determined net asset value per share after receipt of the purchase or redemption order. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Time). For further discussion on net asset value and how it is determined, see "Proposals Nos. 2(a)-(d):
Approval of the Plans" below, "Pricing of Fund Shares" in the Acquired Funds Prospectuses and "Transaction Policies" in the Acquiring Funds Prospectus.

   Tax Considerations. The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See "Taxes" in the Acquired Funds Prospectuses and "Dividend, Distribution and Account Policies" in the Acquiring Funds Prospectuses.

   Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code. This means that in the opinion of counsel no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization. For a more detailed discussion regarding potential tax consequences of the Reorganizations, see "Proposals Nos. 2(a)-(d): Approval of the Plans."

               PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS

                   PRINCIPAL RISKS OF INVESTING IN THE FUNDS

   Many of the investment risks associated with an investment in an Acquired Fund are substantially the same as those associated with an investment in the respective Acquiring Fund. A discussion of the principal risks of investing in the Funds is set forth below. See the Acquired Funds Prospectuses, the Acquiring Funds Prospectus, the Acquired Funds Statement and the Acquiring Funds Statement for more detailed discussions of investment risks associated with an investment in the Funds. There is no guarantee that the investment objective of a Fund will be achieved or that the value of a shareholder's investment in the Fund will not decrease.

   The main differences in principal risks, each of which is discussed in more detail below, are: (i) with respect to the Balanced Funds, that the SunAmerica Balanced Assets Fund may be more subject to credit risk than the NAF Balanced Fund, and (ii) with respect to the Mid Cap Growth Funds, that the SunAmerica Growth Opportunities Fund may be more subject to small cap risk and the risks associated with investments in common stocks issued by technology companies than the NAF Mid Cap Growth Fund. The principal risks of the Large Cap Growth Funds and the Growth and Income Funds are substantially similar.

All Funds

 Stock Market Volatility

   All Funds invest significantly in equity securities. As with any equity fund, the value of your investment in a Fund may fluctuate in response to stock market movements. In addition, individual stocks selected for any of the Funds may underperform the market generally. For the NAF Large Cap Growth Fund, this risk includes, in particular, the risks associated with growth stocks and investing in IPOs. For the Growth and Income Funds, this risk includes, in particular, the risks associated with value stocks and the risk that the stocks the Growth and Income Funds buy may stop paying dividends.

 Securities Selection

   All Funds are subject to securities selection risk. Securities selection risk is when a strategy used by a Fund, or securities selected by its portfolio manager, may fail to produce the intended return.

Balanced Funds

 Interest Rate Risk

   Both Balanced Funds are subject to interest rate risk. As with any bond fund, the value of your investment in a Balanced Fund may go up or down in response to changes in interest rates. As interest rates rise, bond prices typically fall. Movements in the bond market generally may affect a Balanced Fund's performance.

 Credit Risk

   Each Balanced Fund is subject to credit risk, which is the risk that the companies in which the Balanced Fund invests, or with which it does business, will fail financially or otherwise fail to honor their obligations. This risk is greater for the SunAmerica Balanced Assets Fund because the SunAmerica Balanced Assets Fund may invest a significant portion (up to 15%) of its assets in junk bonds while the NAF Balanced Fund does not invest in these securities to any significant extent.

Mid Cap Growth Funds

 Small Cap Risk

   An investment in both Mid Cap Growth Funds is subject to the risk associated with investing in small capitalization issuers, however, this risk is greater for the SunAmerica Growth Opportunities Fund which may invest a significant portion of its assets in the common stock of small cap companies. Companies with smaller market capitalizations (particularly under $1 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about such companies. Consequently, securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements.

 Technology Companies

   Although both Mid Cap Growth Funds are subject to the risks associated with investments in common stocks issued by technology companies, this risk may be greater for the SunAmerica Growth Opportunities Fund because such investments may at times constitute a significant portion of the SunAmerica Growth Opportunities Fund's portfolio. Industries in which technology companies can be found can be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in government regulation and policies.

                                PROPOSAL NO. 1:

               APPROVAL OF THE NEW INVESTMENT ADVISORY AGREEMENT

            THE AIG MERGER AND THE NEW INVESTMENT ADVISORY AGREEMENT

Board Considerations

   On August 29, 2001, AIG acquired American General in the AIG Merger. As a result of the AIG Merger, AGAM became a subsidiary of AIG.

   As required by the Investment Company Act, the Previous Investment Advisory Agreement provided for automatic termination upon its "assignment." Under the Investment Company Act, a change of control of an investment adviser constitutes an "assignment." The consummation of the AIG Merger resulted in the assignment of the Previous Investment Advisory Agreement and its automatic termination. Therefore, as described below, shareholders are being asked to approve the New Investment Advisory Agreement.

   At a meeting held on July 16-17, 2001, the NAF Board, including all of the NAF Independent Trustees, unanimously approved an interim investment advisory agreement (the "Interim Investment Advisory Agreement") between AGAM and North American Funds with respect to the Acquired Funds pursuant to Rule 15a-4 under the Investment Company Act. This has allowed AGAM to continue to serve as investment adviser for the Acquired Funds after the AIG Merger. This Rule allows, under certain circumstances, interim advisory agreements to take effect, and to remain in effect for up to 150 days, without receiving prior shareholder approval, as long as the fees payable under such agreement do not exceed the fees payable under the predecessor agreement that had been approved by the shareholders and certain other contractual provisions are included in the interim agreement. The Interim Investment Advisory Agreement requires all advisory fees earned by AGAM to be escrowed pending shareholder approval of the New Investment Advisory Agreement. If the New Investment Advisory Agreement is not approved, AGAM will be entitled to receive from escrow the lesser of any costs incurred in performing the Interim Investment Advisory Agreement (plus interest earned on the amount while in escrow), and the total amount in the escrow account (plus interest earned). The Interim Investment Advisory Agreement will terminate on the earlier of the effective date of the New Investment Advisory Agreement or 150 days after the completion of the AIG Merger.

   Pursuant to the terms of the Interim Investment Advisory Agreement, AGAM is responsible for the management of the investment portfolio of each Acquired Fund and for providing certain administrative services to each Acquired Fund. The terms of the Interim Investment Advisory Agreement are similar in all material respects as those of the Previous Investment Advisory Agreement. The Interim Investment Advisory Agreement differs from the Previous Investment Advisory Agreement only with respect to the effective date, the term, and the escrow provisions relating to AGAM's fees (as described above). Under the Investment Company Act, AGAM may continue to serve as the investment adviser for each Acquired Fund beyond an interim period of 150 days only if shareholders of such Acquired Fund approve a new investment advisory agreement with AGAM. Consequently, the NAF Board unanimously approved, and recommended shareholder approval of, the New Investment Advisory Agreement on July 16-17, 2001. The New Investment Advisory Agreement, if approved by shareholders, would take effect immediately upon such approval. The terms of the New Investment Advisory Agreement, including advisory fees, are the same in all material respects as those of the Previous Investment Advisory Agreement. The New Investment Advisory Agreement differs from the Previous Investment Advisory Agreement only with respect to its effective date. See "--Description of the New Investment Advisory Agreement" below for a description of the New Investment Advisory Agreement and the services to be provided by AGAM thereunder.

   In addition, each of the Acquired Funds has a subadviser that is unaffiliated with AGAM. Each previously existing subadvisory agreement provided that it terminated upon termination of the Previous Investment Advisory Agreement. The NAF Board also approved the continuation of each subadvisory agreement for the Acquired Funds. Such approval was made in accordance with a "Manager of Managers" order granted by the

Commission to North American Funds and therefore the subadvisory agreements for the Acquired Funds do not require shareholder approval.

   In connection with its approval of the New Investment Advisory Agreement, the NAF Board received a presentation relating to AIG and SAAMCo, as well as a presentation from AGAM. The NAF Board considered that the AIG Merger did not involve any changes in the overall form of the advisory contract, the advisory fees, or any of the Acquired Funds' objectives or policies. The NAF Board also considered that AGAM and SAAMCo had indicated that while they intended to propose the Reorganizations to the NAF Board at a subsequent meeting, until such Reorganizations were approved and consummated, SAAMCo and AIG represented there would be no material change in the nature and quality of services provided by AGAM. As part of their deliberations, the NAF Board took into account the following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved or reasonably anticipated to be achieved by AGAM; the amount and structure of investment advisers' fees generally and the fees payable under the New Investment Advisory Agreement; the financial strength of AIG; the management, personnel and operations of AIG and SAAMCo; the commitment of AIG to the financial services industry; and the structure of the AIG Merger.

   Section 15(f) of the Investment Company Act provides that an investment adviser (such as AGAM) to a registered investment company, and the affiliates of such adviser, may receive any amount or benefit in connection with a sale of any interest in such investment adviser which results in an assignment of an investment advisory contract if the following two conditions are satisfied: (1) for a period of three years after such assignment, at least 75% of the board of directors of the investment company are not "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act) of the new investment adviser or its predecessor; and (2) no "unfair burden" (as defined in the Investment Company Act) may be imposed on the investment company as a result of the assignment or any express or implied terms, conditions or understandings applicable thereto. Consistent with the first condition of
Section 15(f), AIG advised the NAF Board that for a period of three years after the AIG Merger, it will not take or recommend any action that would cause more than 25% of the NAF Board (or SunAmerica Board) to be interested persons of SAAMCo or AGAM. With respect to the second condition of Section 15(f), an "unfair burden" on an investment company is defined in the Investment Company Act to include any arrangement during the two-year period after any such transaction occurs whereby the investment adviser or its predecessor or successor, or any interested person of such adviser, predecessor or successor, receives or is entitled to receive any compensation of two types, either directly or indirectly. The first type is compensation from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company, other than bona fide ordinary compensation as principal underwriter for such company. The second type is compensation from the investment company or its security holders for other than bona fide investment advisory or other services. AIG advised the NAF Board that it will not take or recommend any action that would constitute an unfair burden on North American Funds (or the Acquiring Funds) within the meaning of Section 15(f).

Description of the New Investment Advisory Agreement

   As a proposal separate from the proposal to approve a Reorganization, shareholders of each Acquired Fund are being asked to approve the New Investment Advisory Agreement with AGAM to cover the period subsequent to shareholder approval and prior to consummation of the Reorganization (which is currently anticipated to occur during the fourth calendar quarter of 2001). If this proposal is approved, but a Reorganization is not approved, by the shareholders of an Acquired Fund, AGAM will continue to serve as that Acquired Fund's adviser under the New Investment Advisory Agreement. The terms of the New Investment Advisory Agreement are the same in all material respects as those of the Previous Investment Advisory Agreement. The New Investment Advisory Agreement differs from the Previous Investment Advisory Agreement only with respect to the effective date. The Previous Investment Advisory Agreement is dated June 1, 2000 and was last approved by the shareholders of the Acquired Funds at a meeting held on the same date in connection with its initial approval. A description of the New Investment Advisory Agreement and the services to be provided by AGAM is set forth below. This description is qualified in its entirety by reference to the form of the New Investment Advisory Agreement attached to this Proxy Statement and Prospectus as Exhibit I.

   As compensation for its services under the New Investment Advisory Agreement, the Acquired Funds will pay to AGAM the same fee, as a percentage of average daily net assets, that was payable to AGAM under the Previous Investment Advisory Agreement. Such fee will be payable monthly and accrued daily. See "Summary" for a description of the fees payable to AGAM under the Previous Investment Advisory Agreement. AGAM has agreed, until February 28, 2002, to reduce fees payable to it by, or reimburse expenses to, the Acquired Funds.

   For the fiscal year ended October 31, 2000, North American Funds paid total advisory fees to AGAM of $7,339,733. Of such amount, $486,301, $571,885, $2,086,628 and $555,072 were attributable to the NAF Balanced Fund, the NAF Large Cap Growth Fund, the NAF Growth & Income Fund and the NAF Mid Cap Growth Fund, respectively. These amounts do not reflect certain fee waivers and expense reimbursements for which the Acquired Funds were reimbursed.

   The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the New Investment Advisory Agreement. Shareholders of each Acquired Fund vote separately on the approval of the New Investment Advisory Agreement. Approval of the New Investment Advisory Agreement by one Acquired Fund is not contingent upon approval of the New Investment Advisory Agreement by any other Acquired Fund. If the New Investment Advisory Agreement is not approved by shareholders of an Acquired Fund, the NAF Board will determine the appropriate actions in the best interests of shareholders to be taken with respect to such Acquired Fund's advisory arrangements at that time.

Additional Information About AGAM

 General

   CypressTree Investments, Inc. ("CypressTree") and its affiliates were formed in 1996 to acquire, advise and distribute mutual funds through broker-dealers and other intermediaries. CypressTree Asset Management Corporation, Inc. ("CAM") was CypressTree's wholly owned advisory subsidiary and CypressTree Funds Distributors, Inc. ("CFD") was CypressTree's wholly owned distribution subsidiary. On March 10, 2000, CypressTree sold substantially all of its assets, including all of the stock of CAM and CFD, to American General. Thereafter, CAM was renamed American General Asset Management Corp. and CFD was renamed American General Funds Distributors, Inc. Pursuant to the Previous Investment Advisory Agreement, AGAM oversaw the administration of all aspects of the business and affairs of the Acquired Funds, and selected, contracted with and compensated subadvisers to manage the assets of the Acquired Funds. AGAM has continued to perform these functions under the Interim Investment Advisory agreement since the completion of the AIG Merger.

   AGAM is located at 286 Congress Street, Boston, Massachusetts 02210. Prior to the AIG Merger, AGAM was wholly owned by American General, which is located at 2929 Allen Parkway, Houston, Texas 77019. As a result of the AIG Merger, American General is wholly owned by AIG. The principal address of AIG is 70 Pine Street, New York, New York 10270.

   The directors and principal executive officer of AGAM, if any, their business addresses, position(s) with AGAM and a description of their principal occupations are set forth below.

  Name and Address         Position with AGAM and Principal Occupation(s)
  ----------------         ----------------------------------------------

 John A. Graf        Director; Senior Vice Chairman, Asset Accumulation,
  2929 Allen Parkway American General.
  Houston, TX 77019

 Kent E. Barrett     Director and Treasurer; Senior Vice President and General
  2929 Allen Parkway Auditor, American General.
  Houston, TX 77019

   In addition, the following officers of North American Funds also are employees of AGAM:

   Thomas J. Brown, Treasurer and Vice President of North American Funds and Chief Financial Officer and Chief Administrative Officer of AGAM.

   John I. Fitzgerald, Secretary and Vice President of North American Funds and Assistant Secretary and Counsel of AGAM.

   John N. Packs, Assistant Treasurer and Vice President of North American Funds and Director of Research of AGAM.

 Additional Payments to AGAM and its affiliates by Acquired Funds

   The Previous Investment Advisory Agreement provided for reimbursement to AGAM for various expenses related to financial, accounting and administrative services provided to the Acquired Funds. For the fiscal year ended October 31, 2000, North American Funds paid in the aggregate $1,387,842 to AGAM for such services. Of such amount, $101,734, $92,681, $488,309 and $87,397 were attributable to the NAF Balanced Fund, the NAF Large Cap Growth Fund, the NAF Growth & Income Fund and the NAF Mid Cap Growth Fund, respectively.

   For the fiscal year ended October 31, 2000, AGAM was paid fees on Class I shares under the NAF Services Agreement (as defined below) of $2,974, $9,860, $6,405 and $7,458 by the NAF Balanced Fund, the NAF Large Cap Growth Fund, the NAF Growth & Income Fund and the NAF Mid Cap Growth Fund, respectively.

   For the fiscal year ended October 31, 2000, the Acquired Funds paid the NAF Distributor the following distribution and service fees:

                                                 Distribution and Service Fees
                                                 ------------------------------
                                                 Class A   Class B    Class C
                                                 -------- ---------- ----------
   NAF Balanced Fund............................ $ 20,979 $  127,489 $  434,292
   NAF Large Cap Growth Fund....................   26,687    269,230    250,016
   NAF Growth & Income Fund.....................  141,047  1,077,287  1,627,385
   NAF Mid Cap Growth Fund......................   30,089    247,274    232,919

   The Acquired Funds did not pay any brokerage commissions to affiliated brokers for the fiscal year ended October 31, 2000.

                 PROPOSALS NOS. 2(a)-(d): APPROVAL OF THE PLANS

                            COMPARISON OF THE FUNDS

Investment Policies

   In addition to the principal investment policies set forth under "Summary" above, the Funds may also employ the investment policies set forth below.

   The principal differences in these investment policies, each of which is discussed in more detail below, are as follows:

   With respect to the Balanced Funds,

  . the SunAmerica Balanced Assets Fund may invest in junk bonds to a greater extent than the NAF Balanced Fund.

   With respect to the Growth and Income Funds,

  . unlike the NAF Growth & Income Fund, which may not borrow for investment purposes, the SunAmerica Growth and Income Fund may borrow for investment purposes up to the maximum amount permitted by law.

   With respect to the Mid Cap Growth Funds,

  . unlike the SunAmerica Growth Opportunities Fund, the NAF Mid Cap Growth Fund may, for temporary defensive purposes, invest in equity securities of companies that, at the time of purchase, have total market capitalization of $5 billion or greater.

   With respect to all Funds,

  . each Acquired Fund is limited in the amount of total assets that it may invest in foreign securities, whereas each Acquiring Fund is not subject to a similar limitation,

  . unlike the Acquired Funds which are not subject to such a limitation, each Acquiring Fund may, in order to provide liquidity to meet redemptions, invest up to 10% of its assets in money market instruments,

  . unlike the Acquired Funds, the Acquiring Funds may sell covered call and, in the case of the SunAmerica Balanced Assets Fund, put options to enhance income through the receipt of premiums, and

  . the Acquired Funds may borrow greater amounts than the Acquiring Funds for temporary or emergency purposes.

 Balanced Funds

   Foreign Securities. Both Balanced Funds may invest in the securities of issuers located outside of the United States, including emerging markets. The principal difference between the Balanced Funds' investment policies relating to foreign securities is that the NAF Balanced Fund is limited in the amount of its total assets that it may invest in such securities while the SunAmerica Balanced Assets Fund is not subject to a similar limitation. In particular, pursuant to a non-fundamental investment restriction, the NAF Balanced Fund may invest no more than 25% of its total assets in foreign securities (not including American Depository Receipts (ADRs), U.S. dollar-denominated securities of foreign issuers and Canadian securities). The SunAmerica Balanced Assets Fund is authorized to invest, without limitation, in foreign securities and, under normal circumstances, may invest a significant amount of its assets in such securities. However, the SunAmerica Balanced Assets Fund may not invest more than 25% of its total assets in the securities of issuers domiciled in any one foreign country.

   Small-Capitalization Issuers. Both Balanced Funds invest in securities of small-cap companies. Small cap companies are companies with market capitalizations within the Style Box categories designed by Morningstar, Inc. Currently, this range is $1.4 billion or less.

   High Yield/High Risk Securities; Junk Bonds. Although both Balanced Funds may invest in high yield and high risk securities (commonly known as junk bonds), the SunAmerica Balanced Assets Fund may invest in such securities to a greater extent. The NAF Balanced Fund may invest in high yield/high risk corporate debt securities and foreign sovereign debt securities but does not invest in these securities to any significant extent. The SunAmerica Balanced Assets Fund may invest up to 15% of its assets in junk bonds.

 Large Cap Growth Funds

   Fixed-Income Securities. Both Large Cap Growth Funds may invest in fixed-income securities, primarily investment grade debt securities. The NAF Large Cap Growth Fund may invest in high-quality bonds, debentures and other corporate or government obligations rated at the time of purchase "Baa" or higher by Moody's Investors Service, Inc. ("Moody's") or "BBB" or higher by Standard & Poor's Ratings Services, a division of McGraw-Hill Companies, Inc ("Standard & Poor's"). The NAF Large Cap Growth Fund may not invest more than 5% of its total assets in unrated or below investment grade fixed-income securities (other than preferred stocks the Fund believes to be equivalent in quality to the rated securities the Fund may buy). The NAF Large Cap Growth Fund may not invest in convertible or preferred stocks rated below "B." The NAF Large Cap Growth Fund may also invest in unrated convertible securities and preferred stocks if the Fund's subadviser believes that they are equivalent in quality to the rated securities the NAF Large Cap Growth Fund may buy. The SunAmerica Blue Chip Growth Fund may, under normal circumstances, invest up to 35% of its total assets in debt securities that have the potential for capital appreciation and are rated "BBB" or higher by Standard & Poor's or "Baa" or higher by Moody's (or unrated securities of equivalent quality).

   Foreign Securities. Both Large Cap Growth Funds may invest in the securities of issuers located outside of the United States, including emerging markets. The principal difference between the Large Cap Growth Funds' investment policies relating to foreign securities is that the NAF Large Cap Growth Fund is limited in the amount of its total assets that it may invest in such securities while the SunAmerica Blue Chip Growth Fund is not subject to a similar limitation. Although, pursuant to a non-fundamental investment restriction, the NAF Large Cap Growth Fund may invest up to 30% of its total assets in foreign securities (not including ADRs and U.S. dollar-denominated securities of foreign issuers), it does not expect to make a significant investment in such securities. In addition, pursuant to a non-fundamental investment restriction, the NAF Large-Cap Growth Fund may not invest more than 25% of its total assets in any one foreign country. The SunAmerica Blue Chip Growth Fund is authorized to invest, without limitation, in foreign securities. However, the SunAmerica Blue Chip Growth Fund may not invest more than 25% of its total assets in the securities of issuers domiciled in any one foreign country.

 Growth and Income Funds

   Foreign Securities. Both Growth and Income Funds may invest in the securities of issuers located outside of the United States, including emerging markets. The principal difference between the Growth and Income Funds' investment policies relating to foreign securities is that the NAF Growth & Income Fund is limited in the amount of its total assets that it may invest in such securities while the SunAmerica Growth and

Income Fund is not subject to a similar limitation. In particular, pursuant to a non-fundamental investment restriction, the NAF Growth & Income Fund may invest no more than 20% of its total assets in foreign securities (not including ADRs and U.S. dollar-denominated securities of foreign issuers). The SunAmerica Growth and Income Fund is authorized to invest, without limitation, in foreign securities. However, the SunAmerica Growth and Income Fund may not invest more than 25% of its total assets in the securities of issuers domiciled in any one foreign country.

   Fixed-Income Securities. Both Growth and Income Funds invest in fixed-income securities, primarily investment grade debt securities. The NAF Growth & Income Fund may invest in marketable debt securities of domestic issuers and of foreign issuers (payable in U.S. dollars) rated at the time of purchase "A" or better by Moody's or Standard & Poor's, or unrated securities considered to be of equivalent quality in the subadviser's judgment. The SunAmerica Growth and Income Fund generally will not invest in debt securities in the lowest rating categories ("CC" or lower for Standard & Poor's or "Ca" or lower for Moody's) unless its adviser believes the financial condition of the issuer or the protection afforded the particular securities is stronger than would otherwise be indicated by such low ratings.

   Small Capitalization Issuers. Although the NAF Growth & Income Fund typically invests in common stock of large-capitalization companies, both Growth and Income Funds also may invest in common stock of small-cap companies. Small-cap companies are companies with market capitalizations within the Style Box categories designed by Morningstar, Inc. Currently, this range is $1.4 billion or less.

 Mid Cap Growth Funds

   Fixed-Income Securities. The NAF Mid Cap Growth Fund also has the flexibility of investing in other types of securities, including preferred stocks, convertible securities and bonds. The SunAmerica Growth Opportunities Fund may also invest in these securities, and under normal circumstances, may invest up to 35% of its total assets in debt securities that have the potential for capital appreciation and are rated "BBB" or higher by Standard & Poor's or "Baa" or higher by Moody's (or unrated securities of equivalent quality). These strategies are substantially similar.

   Foreign Securities. Both Mid Cap Growth Funds may invest in the securities of issuers located outside of the United States, including emerging markets. The principal difference between the Mid Cap Growth Funds' investment policies relating to foreign securities is that the NAF Mid Cap Growth Fund is limited in the amount of its total assets that it may invest in such securities while the SunAmerica Growth Opportunities Fund is not subject to a similar limitation. In particular, pursuant to a non-fundamental investment restriction, the NAF Mid Cap Growth Fund may invest up to 25% of its total assets in foreign securities (not including ADRs, U.S. dollar-denominated securities of foreign issuers and Canadian securities). Although foreign securities are generally not expected to constitute a significant portion of the SunAmerica Growth Opportunities Fund's investment portfolio, the Fund is authorized to invest, without limitation, in foreign securities. However, the SunAmerica Growth Opportunities Fund may not invest more than 25% of its total assets in the securities of issuers domiciled in any one foreign country.

 All Funds

   Cash and Short-Term Securities. All Funds may invest in short-term money market securities. Each Acquiring Fund may, in order to provide liquidity to meet redemptions, invest up to 10% of its assets in money market instruments. The Acquired Funds are not subject to a similar limitation.

   Derivatives. All Funds may invest in derivatives, including options and futures. All Funds will use derivatives for hedging purposes. Unlike the Acquired Funds, however, the Acquiring Funds may also write (i.e., sell) covered call and, in the case of the SunAmerica Balanced Assets Fund, put options to enhance income through the receipt of premiums. With respect to an Acquiring Fund, up to 100% of the Fund's total assets may be subject to covered calls. An Acquired Fund may not sell put options if, as a result, the Fund would be required to segregate more than 50% of its assets to cover its potential obligations under put options other than those with respect to futures contracts.

   Defensive Investments. Each Fund may make temporary defensive investments without limitation in response to adverse market, economic, political or other conditions. Defensive investments include high quality fixed income securities and money market instruments. The NAF Mid Cap Growth Fund also may, for temporary defensive purposes, invest in equity securities of companies that, at the time of purchase, have total market capitalizations of $5 billion or greater.

   Illiquid Securities. As a non-fundamental restriction, no Fund may invest more than 15% of its net assets in illiquid securities.

   Borrowing. All Funds may borrow for temporary or emergency purposes and the NAF Funds may also borrow in connection with reverse repurchase agreements, mortgage rolls and similar transactions. When borrowing for temporary or emergency purposes, the Acquired Funds may borrow up to 33 1/3% of the value of their respective total assets while the Acquiring Funds may borrow up to 5% of the value of their respective assets (valued at the lower of cost or current value). The SunAmerica Growth and Income Fund may increase its ownership of securities by borrowing at fixed rates of interest up to the maximum extent permitted under the Investment Company Act (presently 33 1/3% of total assets, including the amount borrowed) and investing the borrowed funds, subject to the restrictions stated in the Fund's prospectus. Each Fund's policy regarding the use of leverage is a fundamental policy.

   Lending. The Funds may not make loans, except through repurchase agreements and the purchase of portfolio securities consistent with a Fund's investment objectives and policies. In addition, each Fund may lend portfolio securities subject to comparable limitations. The restrictions on lending are fundamental for all Funds.

   Short Sales. No Fund may engage in short sales, except short sales "against the box." A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. An Acquiring Fund may not enter into a short sale, including a short sale against the box, if, as a result, more than 25% of its total assets would be subject to such short sales. The limitation on short sales is a non-fundamental policy for the Acquired Funds and a fundamental policy for the Acquiring Funds.

   Special Situations. The Acquiring Funds may invest in special situation securities. A special situation arises when, in the opinion of an Acquiring Fund's adviser, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer.

Trustees and Officers

   SunAmerica Equity Funds is governed by the SunAmerica Board which currently consists of five individuals, four of whom are SunAmerica Independent Trustees.

   The SunAmerica Board is responsible for the overall supervision of SunAmerica Equity Funds and performs various duties imposed on trustees of investment companies by the Investment Company Act and under SunAmerica Equity Funds' Declaration of Trust. Trustees and officers of SunAmerica Equity Funds are also trustees and officers of some or all of the other investment companies managed, administered or advised by SAAMCo, and distributed by SACS and other affiliates. The SunAmerica Board elects the Acquiring Funds' officers. See "Trustees and Officers" in the Acquiring Funds Statement.

   The following table lists the Trustees and executive officers of SunAmerica Equity Funds, their ages and principal occupations during the past five years. The business address of each Trustee and executive officer is The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. For the purposes of this Proxy Statement and Prospectus, the SunAmerica Mutual Funds ("SAMF") consist of SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Style Select Series, Inc. and

SunAmerica Strategic Investment Series, Inc. An asterisk indicates that the Trustee is an interested person of the SunAmerica Equity Funds within the meaning of Section 2(a)(19) of the Investment Company Act.

                              Position with the    Principal Occupations During
   Name, Age and Address            Trust                  Past 5 Years
   ---------------------      -----------------    ----------------------------
 S. James Coppersmith, 68.. Trustee               Retired; formerly, President
                                                  and General Manager, WCVB-TV,
                                                  a division of the Hearst
                                                  Corp. (1982 to 1994);
                                                  Director/Trustee of SAMF and
                                                  Anchor Series Trust ("AST")

 Samuel M. Eisenstat, 60... Chairman of the Board Attorney, solo practitioner;
                                                  Chairman of the Boards of
                                                  Directors/Trustees of SAMF
                                                  and AST.

 Stephen J. Gutman, 58..... Trustee               Partner and Managing Member
                                                  of B.B. Associates LLC
                                                  (menswear specialty retailing
                                                  and other activities) since
                                                  June 1988; Director/Trustee
                                                  of SAMF and AST.

 Peter A. Harbeck*, 47..... Trustee and President Director and President,
                                                  SAAMCo, since August 1995;
                                                  Director, AIG Asset
                                                  Management International,
                                                  Inc. ("AIGAMI") since
                                                  February 2000; Managing
                                                  Director, John McStay
                                                  Investment Counsel, L.P.
                                                  ("JMIC") since June 1999;
                                                  Director, SACS, since August
                                                  1993; Director and President,
                                                  SunAmerica Fund Services,
                                                  Inc. ("SAFS"), since May
                                                  1988; President, SAMF and
                                                  AST.

 Sebastiano Sterpa, 72..... Trustee               Founder and Chairman of the
                                                  Board of the Sterpa Group
                                                  (real estate) since 1962;
                                                  Director, Real Estate
                                                  Business Service and
                                                  Countrywide Financial;
                                                  Director/Trustee of SAMF.

 J. Steven Neamtz, 42...... Vice President        Executive Vice President,
                                                  SAAMCo, since April 1996;
                                                  Director and Chairman of the
                                                  Board, AIGAMI, since February
                                                  2000; Vice President, SAMF,
                                                  since November 1999; Director
                                                  and President, SACS, since
                                                  April 1996.

 Peter C. Sutton, 36....... Treasurer             Senior Vice President,
                                                  SAAMCo, since April 1997;
                                                  Vice President, AIGAMI, since
                                                  February 2000; Treasurer and
                                                  Controller of Seasons Series
                                                  Trust ("Seasons"), SunAmerica
                                                  Series Trust ("SAST") and
                                                  Anchor Pathway Fund ("APF")
                                                  since February 2000;
                                                  Treasurer of SAMF and AST
                                                  since February 1996; Vice
                                                  President of SAST and APF
                                                  since 1994; formerly
                                                  Assistant Treasurer of SAST
                                                  and APF from 1994 to February
                                                  2000; Vice President,
                                                  Seasons, since April 1997;
                                                  formerly Vice President,
                                                  SAAMCo, from 1994 to 1997.

 Robert M. Zakem, 43....... Secretary and Chief   Senior Vice President and
                            Compliance Officer    General Counsel, SAAMCo,
                                                  since April 1993; Vice
                                                  President, General Counsel
                                                  and Assistant Secretary,
                                                  AIGAMI, since February 2000;
                                                  Executive Vice President,
                                                  General Counsel and Director,
                                                  SACS, since August 1993; Vice
                                                  President, General Counsel
                                                  and Assistant Secretary,
                                                  SAFS, since January 1994;
                                                  Vice President, SAST, APF and
                                                  Seasons; Assistant Secretary,
                                                  SAST and APF, since September
                                                  1993; Assistant Secretary,
                                                  Seasons, since April 1997.

   At a meeting of the SunAmerica Board held on August 22, 2001, the SunAmerica Board elected Dr. Judith L. Craven and William F. Devin to the SunAmerica Board, effective on or about November 9, 2001. Dr. Craven and Mr. Devin are currently members of the NAF Board. Dr. Craven and Mr. Devin would join the SunAmerica Board as SunAmerica Independent Trustees and as members of the Audit and Nominating Committees.

   The following table lists the ages, business addresses and principal occupations during the past five years of Dr. Craven and Mr. Devin.

   Dr. Judith L. Craven, 55...  Retired Administrator.Trustee, North American
    3212 Ewing Street           Funds Variable Product Series II, 15 investment
    Houston, TX 77004           portfolios (November 1998 to present); Director,
                                North American Funds Variable Product Series I,
                                21 investment portfolios (August1998 to
                                present); Director, USLIFE Income Fund, Inc.
                                (November 1998 to present); Director, Compaq
                                Computer Corporation (1992 to present);
                                Director, A.G. Belo Corporation, a media company
                                (1992 to present); Director, Sysco Corporation,
                                a food marketing and distribution company (1996
                                to present); Director, Luby's, Inc., a
                                restaurant chain (1998 to present); Director,
                                University of Texas Board of Regents (May 2001
                                to present). Formerly, Director, CypressTree
                                Senior Floating Rate Fund, Inc. (June 2000 to
                                May 2001); Formerly, President, United Way of
                                the Texas Gulf Coast, a not for profit
                                organization (1992-1998); Formerly, Director,
                                Houston Branch of the Federal Reserve Bank of
                                Dallas (1992-2000); Formerly, Board Member,
                                Sisters of Charity of the Incarnate Word (1996-
                                1999).

   William F. Devin, 63....     Member of the Board of Governors, Boston Stock
    44 Woodland Road            Exchange (1985 to present). Formerly, Executive
    Braintree, MA 02184         Vice President, Fidelity Capital Markets, a
                                division of National Financial Services
                                Corporation (1966 to 1996); Formerly, Director,
                                CypressTree Senior Floating Rate Fund, Inc.
                                (October 1997 to May 2001).

   SunAmerica Equity Funds pays each SunAmerica Independent Trustee annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the SunAmerica Board. Specifically, each SunAmerica Independent Trustee received a pro rata portion (based upon the SunAmerica Equity Funds' net assets) of an aggregate of $40,000 in annual compensation for acting as director or trustee to SAMF. In addition, each SunAmerica Independent Trustee received $20,000 in annual compensation for acting as trustee to AST. Beginning January 1, 2001 each SunAmerica Independent Trustee of the retail funds in SAMF receives an additional $2,500 per quarterly meeting. In addition, Mr. Eisenstat receives an aggregate of $2,000 in annual compensation for serving as Chairman of the Boards of the retail funds in SAMF. Officers of SunAmerica Equity Funds receive no direct remuneration in such capacity from SunAmerica Equity Funds or any of the Acquiring Funds.

   In addition, each SunAmerica Independent Trustee also serves on the Audit Committee of the SunAmerica Board. The Audit Committee is charged with recommending to the full SunAmerica Board the engagement or discharge of SunAmerica Equity Funds' independent accountants; directing investigations into matters within the scope of the independent accountant's duties; reviewing with the independent accountants the audit plan and results of the audit; approving professional services provided by the independent accountants and other accounting firms; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and preparing and submitting Committee minutes to the full SunAmerica Board. Each member of the Audit Committee receives an aggregate of $5,000 in annual compensation for serving on the Audit Committee of SAMF and AST. With respect to SunAmerica Equity Funds, each member of the Committee receives a pro rata portion of the $5,000 annual compensation, based on the relative net assets of

SunAmerica Equity Funds. SunAmerica Equity Funds also has a Nominating Committee, comprised solely of SunAmerica Independent Trustees, which recommends to the SunAmerica Board those persons to be nominated for election as Trustees by shareholders and selects and proposes nominees for election by Trustees between shareholders' meetings. Members of the Nominating Committee serve without compensation.

   The Trustees (and Directors) of SAMF and AST have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the SunAmerica Independent Trustees. The Retirement Plan provides generally that if a SunAmerica Independent Trustee who has at least 10 years of consecutive service as a disinterested Trustee of any of SAMF or AST (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SAMF with respect to which he or she is an Eligible Trustee. With respect to Sebastiano Sterpa, the SunAmerica Independent Trustees have determined to make an exception to existing policy and allow Mr. Sterpa to remain on the SunAmerica Board past age 70, until he has served for ten years. Mr. Sterpa ceased accruing retirement benefits upon reaching age 70, although such benefits will continue to accrue interest as provided for in the Retirement Plan. As of each birthday, prior to the 70th birthday, each Eligible Trustee will be credited with an amount equal to (i) 50% of his or her regular fees (excluding committee fees) for services as a disinterested Trustee of each SAMF for the calendar year in which such birthday occurs, plus (ii) 8.5% of any amounts credited under clause (i) during prior years. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments.

   The following table sets forth information summarizing the aggregate compensation of each SunAmerica Independent Trustee for his services as a member of the SunAmerica Board for the fiscal year ended September 30, 2000, except as otherwise indicated. Neither the Trustees who are interested persons of SunAmerica Equity Funds nor any officers of SunAmerica Equity Funds receive any compensation.

                                              Pension or
                                              Retirement                     Total Compensation
                             Aggregate     Benefits Accrued Estimated Annual  From Registrant
                         Compensation from as Part of Trust  Benefits Upon    and Fund Complex
        Trustee             Registrant         Expenses       Retirement*    Paid to Trustees**
        -------          ----------------- ---------------- ---------------- ------------------
S. James Coppersmith....      $12,503          $47,982          $29,670           $67,500
Samuel M. Eisenstat.....      $13,139          $30,673          $46,083           $71,500
Stephen J. Gutman.......      $12,503          $42,123          $60,912           $67,500
Sebastiano Sterpa***....      $12,829          $11,447          $ 7,900           $45,833

--------
  * Assuming participant elects to receive benefits in 15 yearly installments. ** Information is as of March 31, 2001 for the five investment companies in the complex that pay fees to these directors/trustees. The complex consists of SAMF and AST.
*** Mr. Sterpa is not a trustee of AST.

Management Arrangements

 Comparison of Management and Administrative Arrangements and Fees

   AGAM serves as the investment adviser for the Acquired Funds and SAAMCo serves as the investment adviser for the Acquiring Funds. Each of AGAM and SAAMCo is responsible for the management of the investment portfolio of each Acquired Fund and Acquiring Fund, respectively, and for providing certain administrative services to such Fund.

   AGAM was organized as a Delaware corporation in 1996 and is located at 286 Congress Street, Boston, Massachusetts, 02210. Prior to the AIG Merger, AGAM and the NAF Distributor were both wholly owned subsidiaries of American General. Prior to the AIG Merger, American General was one of the nation's largest diversified financial services organizations with assets of approximately $128 billion and market capitalization of $23 billion at June 30, 2001. AGAM is now a subsidiary of AIG. The principal executive offices of AIG are located at 70 Pine Street, New York, New York 10270.

   SAAMCo was organized as a Delaware corporation in 1982 and is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204. SAAMCo is a wholly owned subsidiary of SunAmerica Inc., which in turn is a wholly owned subsidiary of AIG. AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG's primary activities include both general and life insurance operations. Other significant activities include financial services and asset management. As of June 30, 2001, SAAMCo managed, advised and/or administered more than $28.5 billion of assets.

   Comparison of the NAF Investment Advisory Agreement and SunAmerica Investment Advisory Agreement. The SunAmerica Investment Advisory Agreement is similar to the NAF Investment Advisory Agreement, except for certain matters, including the advisory fees, the effective dates and the identity of the adviser.

   The advisory fees payable by the Acquired Funds to AGAM are discussed above under "Proposal No. 1: Approval of the New Investment Advisory Agreement." The advisory fees payable by the Acquiring Funds to SAAMCo are discussed above under "Summary."

   The effective advisory fees payable by each Acquiring Fund under the SunAmerica Investment Advisory Agreement are at a lower annual rate than the effective advisory fees payable by the respective Acquired Fund under the NAF Investment Advisory Agreement, except in the case of the Growth and Income Funds. However, SAAMCo expects that, following completion of the applicable Reorganization, the net operating expenses (as a percentage of net assets) of the Growth and Income Combined Fund will be less than such net operating expenses of the NAF Growth & Income Fund. See "--NAF Board Considerations:
Potential Benefits to Shareholders as a Result of the Reorganizations."

   The advisory fee rate payable by each Combined Fund after consummation of the Reorganizations will be the same as the advisory fee rates payable by the Acquiring Funds. After the Reorganizations, the net assets of each Combined Fund will increase by the amount of the net assets of the respective Acquired Fund. With respect to the Growth and Income Combined Fund, this increase in net assets may cause a lower advisory fee rate to apply in accordance with the advisory fee break point schedule applicable to such Acquiring Fund. The pro forma effective fee rate of each Combined Fund, as a percentage of average daily net assets, after taking into account the completion of the Reorganizations, is shown above under "Summary."

   In addition, the SunAmerica Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of SAAMCo's (and its affiliates') obligations or duties thereunder ("disabling conduct"), SAAMCo is not subject to liability to an Acquiring Fund (or to any shareholder thereof) for any act or omission in the course of rendering services to such Acquiring Fund (except to the extent specified in the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services). The SunAmerica Investment Advisory Agreement also provides that except for such disabling conduct, an Acquiring Fund will indemnify SAAMCo (and its affiliates) from any liability arising from SAAMCo's conduct under the SunAmerica Investment Advisory Agreement. The NAF Investment Advisory Agreement does not contain similar provisions.

   Both the NAF Investment Advisory Agreement and the SunAmerica Investment Advisory Agreement provide that the adviser may, at its own cost and expense and subject to the requirements of the Investment Company Act retain one or more subadvisers (each, a "Subadviser") to manage all or a portion of the investment portfolio of an Acquired Fund or Acquiring Fund, respectively.

   Subadvisory Arrangements. In addition to the ability to retain Subadvisers under their respective investment advisory agreements referenced above, each of AGAM and SAAMCo is authorized to retain (or change) such Subadviser(s) without shareholder approval pursuant to separate "Manager of Managers" orders granted by the Commission. AGAM and SAAMCo are ultimately responsible under their respective "Manager of Managers" order to oversee any Subadvisers for the Acquired Funds and Acquiring Funds, respectively. AGAM has retained various Subadvisers for the Acquired Funds pursuant to the Acquired Funds' "Manager of Managers" order. As of the date hereof, SAAMCo has not appointed any Subadvisers for any of the Acquiring Funds and does not rely on its "Manager of Managers" order with respect to the Acquiring Funds. Accordingly, if shareholders approve the Reorganizations, following consummation of the Reorganizations, the portfolios of the Acquired Funds will be managed by SAAMCo as part of the Combined Funds.

   The current Subadvisers of the Acquired Funds as well as certain information regarding each Subadviser, including the fees payable to each Subadviser, are set forth below. As compensation for their services, the Subadvisers receive fees from AGAM computed separately for each Acquired Fund. Such fees are paid out of AGAM's advisory fee at no additional cost to the Acquired Funds or their shareholders.

 Acquired Fund:        Subadviser:              Information:        Subadvisory Fee Rate:
 --------------        -----------              ------------        ---------------------
NAF Balanced      INVESCO Funds Group,   INVESCO has been the       NAF Balanced Fund:
Fund and NAF Mid  Inc. ("INVESCO")       Subadviser to the NAF      0.400% on the first
Cap Growth Fund   7800 E. Union Blvd.    Balanced Fund and the NAF  $100 million, 0.350%
                  Denver, Colorado 80237 Mid Cap Growth Fund since  between $100 million
                                         March 2000. Established in and $250 million, and
                                         1932, INVESCO is one of    0.300% on the excess
                                         the oldest existing mutual over $250 million.
                                         fund management companies
                                         in the United States. As   NAF Mid Cap Growth
                                         of August 31, 2001,        Fund: 0.550% on the
                                         INVESCO and its affiliates first $50 million,
                                         managed approximately      0.500% between $50
                                         $30.1 billion in assets.   million and $100
                                                                    million, 0.450%
                                                                    between $100 million
                                                                    and $250 million,
                                                                    0.400% between $250
                                                                    million and $500
                                                                    million and 0.350% on
                                                                    the excess over $500
                                                                    million.

NAF Large Cap     Founders Asset         Founders is a registered   0.500% on the first
Growth Fund       Management, LLC        investment adviser first   $50 million, 0.450%
                  ("Founders")           established as an asset    between $50 million
                  2930 East Third Avenue manager in 1938, and is a  and $200 million,
                  Denver, Colorado 80206 subsidiary of Mellon       0.425% between $200
                                         Financial Corporation. As  million and $500
                                         of August 31, 2001,        million, 0.400%
                                         Founders had over $5.6     between $500 million
                                         billion of assets under    and $850 million, and
                                         management, including      0.350% on the excess
                                         approximately $3.7 billion over $850 million.
                                         in mutual fund accounts
                                         and $1.9 million in other
                                         advisory accounts.

NAF Growth &      Wellington Management  Wellington Management and  0.325% on the first
Income Fund       Company, LLP           its predecessor            $50 million, 0.275%
                  ("Wellington           organizations have         between $50 million
                  Management")           provided investment        and $200 million,
                  75 State Street        management services to     0.225% between $200
                  Boston, Massachusetts  investment companies,      million and $500
                  02109                  employee benefit plans,    million and 0.150% on
                                         endowments, foundations    the excess over $500
                                         and other institutions and million.
                                         individuals since 1928. As
                                         of September 1, 2001,
                                         Wellington Management had
                                         investment management
                                         authority with respect to
                                         approximately $296 billion
                                         of assets.

   Under the terms of each of the subadvisory agreements between AGAM and a Subadviser, the Subadviser for the respective Acquired Fund manages the investment and reinvestment of the assets of such Acquired Fund, subject to the supervision of the NAF Board. The Subadviser formulates a continuous investment program for such Acquired Fund consistent with its investment objectives and policies. The Subadviser implements such programs by purchases and sales of securities and regularly reports to AGAM and the NAF Board with respect to their implementation.

Distribution and Shareholder Servicing Arrangements

 Distributor

   American General Funds Distributors, Inc. (previously defined as "AGFD" or the "NAF Distributor"), an affiliate of AGAM, acts as the principal distributor of the shares of the Acquired Funds. SunAmerica Capital Services, Inc. (previously defined as "SACS" or the "SunAmerica Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the Acquiring Funds. As compensation for their respective services, AGFD and SACS receive the initial and deferred sales charges in respect of the Acquired Funds and Acquiring Funds, respectively. In addition, AGFD and SACS receive fees under each respective Acquired Fund's and Acquiring Fund's plan pursuant to Rule 12b-1 under the Investment Company Act. The address of the NAF Distributor is 286 Congress Street, Boston, Massachusetts 02210. The address of the SunAmerica Distributor is The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. After consummation of the Reorganizations, the SunAmerica Distributor will continue to provide distribution services to each Combined Fund.

 Distribution and Service (12b-1) Fees

   Each of the Acquired Funds and Acquiring Funds have adopted a plan under Rule 12b-1 under the Investment Company Act that allows it to pay distribution and other fees for the sale and distribution of its shares. Class A, Class B and Class C shares of each Acquired Fund and Class A, Class B and Class II shares of each Acquiring Fund are subject to the same respective distribution and account maintenance and service fees pursuant to a plan under Rule 12b-1. The table below sets forth the distribution and account maintenance and service fees for each of these classes.

                                                                              Account
    Acquired          Acquiring                                             Maintenance
   Fund Class         Fund Class             Distribution Fee             and Service Fee
   ----------         ----------             ----------------             ---------------
       A                  A                       0.10%                        0.25%
       B                  B                       0.75%                        0.25%
       C                 II                       0.75%                        0.25%

   Because these fees are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

 Shareholder Servicing Fees for Institutional Class I/Class I

   The Acquired Funds have entered into a Services Agreement (the "NAF Services Agreement") with AGAM for the provision of recordkeeping and shareholder services to retirement and employee benefit plans and certain asset allocation funds of North American Funds that invest in Institutional Class I shares of the Acquired Funds. Under the NAF Services Agreement, as compensation for services rendered, AGAM receives a fee on Institutional Class I shares of each Acquired Fund equal to .25% of average net assets of such class. SACS will provide these services after the Reorganizations with respect to Class I shares of the Combined Funds for the same fee.

Other Service Agreements with Affiliates

   SAFS acts as a servicing agent assisting State Street in connection with certain services offered to the shareholders of each of the Acquiring Funds pursuant to the terms of a Service Agreement (the "SunAmerica Service Agreement"). Under the SunAmerica Service Agreement, as compensation for transfer agency services rendered, SAFS receives a fee from each Acquiring Fund, computed and payable monthly based upon an annual rate of .22% of average daily net assets of each Acquiring Fund with respect to Class A, Class B and Class II shares. Upon completion of the Reorganizations, SAFS will receive the same fee with respect to Class I shares of each Acquiring Fund. For Class Z shares of the SunAmerica Growth and Income Fund, SAFS receives reimbursements from the Fund of its costs, which include all direct transfer agency fees and out-of-pocket expenses allocated to providing services to Class Z shares. From this fee, SAFS pays a fee to State Street, and its affiliate, National Financial Data Services. In addition, pursuant to the Service Agreement, SAFS may receive reimbursement of its costs in providing shareholder services on behalf of the Acquiring Funds. SAFS is located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204.

Purchase, Exchange and Redemption of Shares

   The following chart highlights the purchase, redemption and exchange features of the Acquired Funds as compared to such features of the Acquiring Funds.

   Purchase, Redemption
  and Exchange Features            Acquired Funds                    Acquiring Funds
  ---------------------            --------------                    ---------------
Minimum initial
 investment............... . non-retirement accounts: $1,000   . non-retirement accounts: $500
                           . retirement accounts: $50          . retirement accounts: $250
                           . automatic investment              . dollar cost averaging: $500
                             programs: $50                       to open
                             Class B shares are available
                             for purchases of $250,000 or less

                             Class C shares are available
                             for purchases under $1 million

                             Institutional Class I shares
                             are available for purchases of
                             $1 million or more

Minimum subsequent
 investments..............   $50                               . non-retirement account: $100
                                                               . retirement account: $25
                                                               . dollar cost averaging: at
                                                                 least $25 per month

Initial Sales Charge
(as a percentage of
 offering price)..........   Class A: 5.75%                      Class A: 5.75%
                             Class B: None                       Class B: None
                             Class C: None                       Class II: 1.00%
                             Institutional Class I: None         Class I: None (a)
                             Purchases over $1 million are       Initial sales charge is waived
                             sold without an initial sales       for certain investors
                             charge

Deferred Sales Charge.....   Class A: Purchases of shares        Class A: Purchases of Class A
                             worth $1 million or more that       shares of $1 million or more
                             are sold without an initial         that are redeemed within a
                             sales charge and redeemed           certain period of time are
                             within 1 year are subject to        subject to a CDSC (1% for
                             a 1% CDSC at redemption (c)         redemptions within one year of
                                                                 purchase and 0.50% for
                                                                 redemptions after the first
                                                                 year and within the second
                                                                 year of purchase) (c)

   Purchase, Redemption
  and Exchange Features            Acquired Funds                Acquiring Funds
  ---------------------            --------------                ---------------
                           Class B: Shares redeemed       Class B: Shares redeemed
                           within 6 years are subject to  within 6 years are subject to
                           a CDSC (b)(c)                  a CDSC (b)(c)
                           Class C: Shares redeemed       Class II: Shares redeemed
                           within one year are subject to within 18 months after
                           a 1% CDSC (c)                  purchase are subject to a 1%
                                                          CDSC (c)
                           Institutional Class I: None    Class I: None (a)

Purchases................. By mail (check), wire or       By mail (check), wire or
                           through broker-dealers         through a broker or financial
                                                          advisor

Redemption................ Class A, B and C: By mail,     Class A, B and II: By mail
                           wire (if a minimum of $1,000), (any amount), wire, telephone
                           telephone or through broker-   (for amounts less than
                           dealers                        $100,000) or through a broker
                                                          or financial advisor
                           Institutional Class I: Contact Class I: Contact the financial the financial intermediary or  intermediary or other
                           other organization from whom   organization from whom shares
                           shares were purchased          were purchased (a)

Conversion................ Class B shares automatically   Class B shares automatically
                           convert into Class A shares    convert into Class A shares
                           eight years after purchase     approximately eight years
                                                          after purchase

Exchanges................. Shares of an Acquired Fund may Shares of an Acquiring Fund
                           be exchanged for shares of the may be exchanged for shares of
                           same class of any other        the same class of any other
                           Acquired Fund or other series  fund distributed by SACS
                           of North American Funds
                           For Institutional Class I
                           shares, all or part of an
                           existing plan balance may be
                           exchanged from one investment
                           option to another if permitted
                           by an employer retirement plan

--------
(a) Although not currently offered by the Acquiring Funds, Class I shares will be offered by the Combined Funds upon consummation of the Reorganizations.

(b) The CDSC of Class B shares of the Acquiring Funds is either the same as or less than the CDSC relating to Class B shares of the Acquired Funds. The table below sets forth the schedule of Class B CDSC for all Funds.

                                  CDSC on shares being sold
                                ------------------------------
     Years after Purchase       Acquired Funds Acquiring Funds
     --------------------       -------------- ---------------
     1st year.................      5.00%           5.00%
     2nd year.................      5.00%           4.00%
     3rd year.................      4.00%           3.00%
     4th year.................      3.00%           3.00%
     5th year.................      2.00%           2.00%
     6th year.................      1.00%           1.00%
     7th year and thereafter..       None           None

(c) The CDSC schedules applicable to Class A, Class B and Class C shares of an Acquired Fund will continue to apply to the respective Corresponding Shares received in the applicable Reorganization by shareholders of a Combined Fund who were shareholders of the respective Acquired Fund as of the date of the closing of such Reorganization (even if you exchange your shares for shares of another fund distributed by SACS). Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. Future purchases of Class A, Class B or Class II Shares of a Combined Fund will be subject to the CDSC schedule applicable to the Combined Fund. There is no CDSC on Combined Fund shares that are purchased through reinvestment of dividends. In the case of a partial redemption of Combined Fund shares, those shares in the shareholder's account that are not subject to a CDSC will be sold first. If there are not enough of these shares available, shares that have the lowest CDSC will be sold next.

 Dividend Distribution and Account Policies

   The following is a summary of the dividend distribution and account policies of each of the Funds and is qualified in its entirety by the more complete information contained in the Acquired Funds Prospectuses, Acquiring Funds Prospectuses, Acquired Funds Statement and Acquiring Funds Statement.

   Valuation of Fund Shares. The net asset value per share for each Fund and class is determined once daily as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time) by dividing the net assets (the value of all assets less liabilities) of each class by the number of its shares outstanding. See "Purchase, Redemption and Pricing--Determination of Net Asset Value" in the Acquired Funds Statement and "Determination of Net Asset Value" in the Acquiring Funds Statement.

   Buy and Sell Prices. When you buy shares of a Fund, you pay the net asset value plus any applicable sales charges. When you sell shares of a Fund, you receive the net asset value minus any applicable CDSCs.

   Dividends. Each of the Acquired Funds declare and pay capital gains and income dividends, if any, annually. Income dividends, if any, are paid quarterly by the SunAmerica Balanced Assets Fund and the SunAmerica Growth and Income Fund and annually by the other Acquiring Funds. Capital gains distributions, if any, are paid at least annually by the Acquiring Funds. See "Pricing of Fund Shares" in the Acquired Funds Prospectus and "Dividends, Distributions and Taxes--Dividends and Distributions" in the Acquiring Funds Statement.

   Dividend Reinvestments. The policy relating to dividend reinvestments is substantially the same for all Funds. Unless cash payment is requested (and such payment is more than $10 in the case of the Acquiring Funds), all dividends and distributions, if any, will be reinvested. Alternatively, in the case of the Acquiring Funds, dividends and distributions may be reinvested in any fund distributed by SACS. See "Pricing of Fund Shares" in the Acquired Funds Prospectus and "Dividends, Distributions and Taxes--Dividends and Distributions" in the Acquiring Funds Statement.

   Redemptions-in-kind. Each Acquired Fund reserves the right to pay redemption proceeds in whole or in part by a distribution "in kind" of securities held by the Acquired Fund, subject to the limitation that each Acquired Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Acquired Fund during any 90-day period for any one account. Subject to this same limitation, each Acquiring Fund also may pay redemption proceeds by a distribution "in kind" of securities held by the Acquiring Fund, if it determines that it would be detrimental to the best interests of the remaining shareholders of the Acquiring Fund to make payment of redemption proceeds wholly or partly in cash. See "Purchase Redemption and Pricing--Redemption in Kind" in the Acquired Funds Statement and "Additional Information Regarding Redemption of Shares" in the Acquiring Funds Statement.

   Payment Following Redemption. Each Fund will normally send the proceeds from a redemption (less any applicable CDSC) on the next business day, but may delay payment for up to seven days. Payment may be delayed if the shares to be redeemed were purchased by a check that has not cleared. During periods of extreme volatility or market crisis, each Fund may temporarily suspend the right to redemption and may postpone the payment of proceeds, as allowed by the federal securities laws. See "Section III: Investing in the North American Funds" and "Purchase, Redemption and Pricing--Payment for the Shares Presented" in the Acquired Funds Prospectuses and Acquired Funds Statement, respectively, and "Shareholder Account Information--Transaction Policies" in the Acquiring Funds Prospectus.

   Programs that Reduce Sales Charges. Each of the Funds offers programs pursuant to which shareholders pay reduced sales charges. With respect to the Acquired Funds and the Acquiring Funds, these programs are only applicable to purchases of Class A shares. Under the Rights of Accumulation program, a shareholder pays the sales charge applicable to the shareholder's total account balance in all classes of shares. Under a Letter of Intent (or statement of intention), a shareholder agrees to invest a certain amount over 13 months and will pay the sales charge based on the shareholder's goal. In addition, the Acquiring Funds also offer reduced sales charges for group purchases, pursuant to which members of qualified groups may purchase Class A shares of an Acquiring Fund under the Rights of Accumulation program described above. The Acquiring Funds also offer a Combined Purchase Privilege, pursuant to which certain persons may qualify for sales charge reductions or elimination by combining purchases of Acquiring Fund shares into a single transaction. See "Section III: Investing in the North American Funds" in the Acquired Funds Prospectuses and "Additional Information Regarding Purchase of Shares" in the Acquiring Funds Statement for more information regarding these programs.

   Reinstatement Privileges. Each of the Funds offers a reinstatement privilege. In the case of the Acquired Funds, if a shareholder redeems Class A shares (under $1 million) and reinvests within 90 days, the shareholder will not have to pay a sales charge. If a shareholder redeems Class A shares over $1 million, or Class B or Class C shares and pays a CDSC and then reinvests within 90 days, the shareholder's account will be credited the amount of the CDSC. In the case of the Acquiring Funds, a shareholder may redeem shares of an Acquiring Fund and within one year after the sale invest some or all of the proceeds in the same share class of the same Acquiring Fund without a sales charge. A shareholder may use the reinstatement privilege only one time after redeeming such shares. If a shareholder paid a CDSC on the redemption of his or her shares, the shareholder's account will be credited with the dollar amount of the CDSC at the time of redemption. See "Account Services" in the Acquired Funds Prospectus relating to Class A, Class B, and Class C shares and "Shareholder Account Information--Sales Charge Reductions and Waivers" in the Acquiring Funds Prospectus for more information regarding this privilege.

   Other Shareholder Services. Each of the Acquired Funds and Acquiring Funds offers other shareholder services which are similar, although not identical, such as automatic investment plans and systematic withdrawal plans. In addition, Anchor National Life Insurance Company offers an Asset Protection Plan to certain investors in the Acquiring Funds, which provides for benefits payable at death that relate to the amounts paid to purchase Acquiring Fund shares (and not subsequently redeemed prior to death) and to the value of Acquiring Fund shares held for the benefit of insured persons. Anchor National Life Insurance Company charges a premium for this coverage. For additional information regarding these additional shareholder services, see "Account Services" in the Acquired Funds Prospectuses and "Shareholder Account Information--Additional Investor Services (Classes A, B and II)" and "Additional Information Regarding Purchase of Shares" in the Acquiring Funds Prospectus and Acquiring Funds Statement, respectively.

   Small Accounts. The Acquired Funds require that for Class A, Class B and Class C shares you maintain a minimum account balance of $500, or $50 for retirement plans and other automatic investing programs. The Acquiring Funds require that you maintain a minimum account balance of $500, or $250 for retirement plan accounts. If your account with an Acquiring Fund falls below the minimum requirement due to withdrawals, you may be asked to purchase more shares within 60 days. If you do not take action, the Acquiring Fund may close out your account and mail you the proceeds. Alternatively, you may be charged a $2.00 monthly charge to maintain your account with an Acquiring Fund. Your account with an Acquiring Fund will not be closed if its drop in value is due to performance of the Acquiring Fund or the effects of sales charges.

Performance

 General

   The following tables provide performance information for shares of the Funds for the periods indicated. Past performance is not indicative of future performance.

   Important information about the Acquiring Funds is also contained in management's discussion of each Acquiring Fund's performance contained in the Annual Report to Shareholders of the Acquiring Funds for the year ended September 30, 2000, which accompanies this Proxy Statement and Prospectus.

   Average annual total return is determined separately for each Class in accordance with a formula specified by the Commission. Average annual total return is computed by finding the average annual compounded rates of return for the 1-, 3-, 5-, and 10-year periods or for the lesser included periods of effectiveness. The calculation assumes that:

     (a) The maximum sales load (i.e., either the front-end sales load or the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period) is deducted from the initial $1,000 purchase payment;

     (b) All dividends and distributions are reinvested at net asset value;
  and

     (c) Complete redemption occurs at the end of the 1-, 3-, 5-, or 10-year periods or fractional portion thereof with all nonrecurring charges deducted accordingly.

                                  Average Annual Total Returns
                                  (Period Ended June 30, 2001)

                                    NAF Balanced Fund*                               SunAmerica Balanced Assets Fund
                 ------------------------------------------------------------  ---------------------------------------------
                                                               Institutional
                    Class A        Class B        Class C         Class I         Class A         Class B        Class II
                 -------------  -------------  --------------  --------------  --------------  --------------  -------------
Year to Date....    -12.84%        -12.47%         -8.80%          -7.52%         -14.21%         -13.79%         -11.05%
One year........    -15.68%        -15.51%        -12.31%           N/A           -22.30%         -22.18%         -19.69%
Three year......    -4.31%         -4.28%          -3.11%           N/A            0.83%           1.22%            N/A
Five year.......     4.04%          4.30%          4.56%            N/A            8.83%           9.15%            N/A
Ten year........      N/A            N/A           7.85%            N/A             N/A            10.44%           N/A
Since
 Inception......     6.11%          6.36%          6.33%          -12.28%          9.37%           10.97%         -2.69%
                 (since 4/1/94) (since 4/1/94) (since 8/28/89) (since 7/10/00) (since 9/24/93) (since 1/29/85) (since 2/2/99)

                                  Average Annual Total Returns
                                  (Period Ended June 30, 2001)

                                NAF Large Cap Growth Fund*                          SunAmerica Blue Chip Growth Fund
                 ------------------------------------------------------------  ---------------------------------------------
                                                               Institutional
                    Class A        Class B        Class C         Class I         Class A         Class B        Class II
                 -------------  -------------  --------------  --------------  --------------  --------------  -------------
Year to Date....    -23.45%        -23.24%         -19.97%         -18.84%         -17.89%         -17.55%        -14.92%
One year........    -41.54%        -41.54%         -39.07%          N/A            -29.84%         -29.79%        -27.56%
Three year......     -7.11%         -7.24%         -5.95%           N/A             3.32%           3.77%           N/A
Five year.......     4.23%          4.42%           4.76%           N/A            12.17%          12.50%           N/A
Ten year........      N/A            N/A            N/A             N/A             N/A            13.31%           N/A
Since
 Inception......     5.92%          6.25%          6.39%          -39.44%          11.90%          11.26%         -0.94%
                 (since 3/4/96) (since 3/4/96) (since 3/4/96)  (since 7/10/00) (since 10/8/93) (since 3/3/85)  (since 2/2/99)

                                  Average Annual Total Returns
                                  (Period Ended June 30, 2001)

                                 NAF Growth & Income Fund*                          SunAmerica Growth and Income Fund
                 ------------------------------------------------------------  ---------------------------------------------
                                                               Institutional
                    Class A        Class B        Class C         Class I         Class A         Class B        Class II
                 -------------  -------------  --------------  --------------  --------------  --------------  -------------
Year to Date....    -12.43%        -12.03%         -8.33%          -7.03%         -17.82%         -17.39%         -14.85%
One year........    -19.76%        -19.63%        -16.21%           N/A           -26.33%         -26.21%         -23.91%
Three year......     0.82%          0.88%          2.18%            N/A            1.89%           2.33%           2.89%
Five year.......    12.21%         12.55%          12.79%           N/A            11.92%          12.29%           N/A
Ten year........      N/A            N/A           12.95%           N/A             N/A             N/A             N/A
Since
 Inception......    13.79%         14.06%          12.58%         -16.13%          15.42%          15.76%          5.71%
                 (since 4/1/94) (since 4/1/94) (since 5/1/91)  (since 7/10/00) (since 7/1/94)  (since 7/6/94)  (since 2/2/98)

                                  Average Annual Total Returns
                                  (Period Ended June 30, 2001)

                                 NAF Mid Cap Growth Fund*                         SunAmerica Growth Opportunities Fund
                 ------------------------------------------------------------  ---------------------------------------------
                                                               Institutional
                    Class A        Class B        Class C         Class I         Class A         Class B        Class II
                 -------------  -------------  --------------  --------------  --------------  --------------  -------------
Year to Date....    -26.42%        -26.16%        -23.00%         -21.84%         -29.08%         -28.77%         -26.52%
One year........    -39.54%        -39.48%        -36.90%           N/A           -43.68%         -43.64%         -41.83%
Three year......    -3.14%         -3.28%          -1.95%           N/A            13.63%          14.32%           N/A
Five year.......     5.22%          5.35%          5.71%            N/A            13.96%          14.22%           N/A
Ten year........      N/A            N/A            N/A             N/A            14.38%           N/A             N/A
Since
 Inception......     5.58%          5.83%          6.01%          -37.41%          13.34%          12.64%          8.80%
                 (since 3/4/96) (since 3/4/96) (since 3/4/96)  (since 7/10/00) (since 1/28/87) (since 10/4/93) (since 2/2/98)

-------
* AGAM waived certain fees in respect of the Acquired Funds. Absent such waivers, the returns for the Acquired Funds shown above would be lower.

Shareholder Rights

   Shareholder rights are the same in all of the Funds. Each full share and fractional share of a Fund entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and to cast one vote per share, with fractional shares voting proportionally, on certain Fund matters, including the election of directors, changes in fundamental policies, or approval of changes in the Fund's investment advisory agreement. Corresponding Shares issued in the Reorganizations will be fully paid and nonassessable and will have no preemptive rights. In the event of the liquidation of a Fund, shareholders of such Fund are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

   The Funds are not required to hold annual meetings and do not intend to do so except when certain matters, such as a change in a Fund's fundamental policies, are to be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting if they wish, for the purpose of voting on the removal of any Fund trustee.

Tax Information

   The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See "Taxes" in the Acquired Funds Prospectuses and "Dividend, Distribution and Account Policies" in the Acquiring Funds Prospectus.

Portfolio Transactions

   The procedures for engaging in portfolio transactions are generally the same for the Acquired Funds and the Acquiring Funds. Each of the Acquired Funds' Subadvisers and SAAMCo may consider the nature and extent of research services provided when brokers are selected and may cause a Fund to pay such broker-dealer commissions that exceed those that other broker-dealers may have charged, if in their view the commissions are reasonable in relation to the value of the brokerage and/or research services provided. For further discussion of these procedures, see "Portfolio Brokerage" in the Acquired Funds Statement and "Portfolio Transactions and Brokerage" in the Acquiring Funds Statement.

Portfolio Turnover

   None of the Funds has placed a limit on its portfolio turnover and portfolio changes are made when the Fund's investment adviser (or Subadviser) believes they are advisable, usually without reference to the length of time that a security has been held.

   The table below sets forth the portfolio turnover rates for the Acquired Funds and the Acquiring Funds for the fiscal years ended October 31, 2000 and September 30, 2000, respectively. Some of these portfolio turnover rates exceed 100%. A 100% portfolio turnover rate would occur if all of the securities in the portfolio were replaced during the period. Higher portfolio turnover rates increase the brokerage costs a Fund pays and may adversely affect its performance. Higher portfolio turnover may also result in an increased proportion of capital gains constituting short-term capital gains instead of long-term capital gains. If a Fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of a Fund for shareholders with taxable accounts.

                             SunAmerica
        NAF Balanced       Balanced Assets       NAF Large Cap       SunAmerica Blue
            Fund                Fund              Growth Fund        Chip Growth Fund
        ------------       ---------------       -------------       ----------------
            217%                 259%                196%                  75%

                                                                        SunAmerica
                             SunAmerica                                   Growth
        NAF Growth &         Growth and           NAF Mid Cap         Opportunities
        Income Fund          Income Fund          Growth Fund              Fund
        ------------       ---------------       -------------       ----------------
            31%                  61%                 210%                  139%

Additional Information

 Independent Auditors

   Currently PricewaterhouseCoopers LLP serves as the independent auditors of the Acquired Funds and Ernst & Young LLP serves as the independent auditors of the Acquiring Funds. If the Reorganizations are completed, it is currently anticipated that Ernst & Young LLP will serve as the independent auditors of the Combined Funds. The principal business address of PricewaterhouseCoopers LLP is 1177 Avenue of the Americas, New York, New York 10036. The principal business address of Ernst & Young LLP is 787 Seventh Avenue, New York, New York 10019.

 Custodian

   State Street acts as the custodian of the assets of the Acquired Funds and Acquiring Funds. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the custodian of the Combined Funds. The principal business address of State Street is 1776 Heritage Drive, North Quincy, Massachusetts 02171.

 Transfer Agent

   Boston Financial Data Services, Inc., 66 Brooks Drive, Braintree, Massachusetts 02184, serves as the transfer agent with respect to each Acquired Fund. State Street, 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as the transfer agent with respect to each Acquiring Fund. Transfer agent functions are performed for State Street by National Financial Data Services, P.O. Box 219572, Kansas City, Missouri 64121-5972, an affiliate of State Street. Each transfer agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts for the respective Fund. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the transfer agent of the Combined Funds.

 Capital Stock

   Each Acquired Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.001 per share, divided into four classes designated Class A, Class B, Class C and Institutional Class
I. Each Acquiring Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, divided into four classes (five classes in the case of the SunAmerica Growth and Income
Fund), designated Class A, Class B, Class II, Class I (and Class Z in the case of the SunAmerica Growth and Income Fund). See "--Shareholder Rights" above and "Capital Stock" in the North American Funds Statement and "Description of Shares" in the SunAmerica Equity Funds Statement for further discussion of the rights and preferences attributable to shares of each Acquired Fund and each Acquiring Fund, respectively. See "Summary" above and "Section II: Fees and Expenses" (in the case of Class A, Class B and Class C shares) and "Section II:
Fees and Expenses of the North American Funds-- Institutional Class I Shares" (in the case of Institutional Class I shares) in the Acquired Funds Prospectuses and "Fund Highlights--What are the Fund's Expenses?" in the Acquiring Funds Prospectus for further discussion on the expenses attributable to shares of the Acquired Funds and the Acquiring Funds, respectively. See "-- Issuance and Distribution of Corresponding Shares" for a description of the classes of Corresponding Shares to be issued in the Reorganizations.

   Each of North American Funds and SunAmerica Equity Funds is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of each of North American Funds and SunAmerica Equity Funds contains an express disclaimer of shareholder liability for acts or obligations of each Acquired Fund and Acquiring Fund, respectively, and provides for indemnification and reimbursement of expenses out of that Fund's property for any shareholder held personally liable for the obligations of that Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds themselves would be unable to meet their obligations. Given the above limitations on shareholder personal liability and the nature of the Funds' assets and operations, the possibility that a Fund would be unable to meet its obligations is remote and each of North American Funds and SunAmerica Equity Funds believes that the risk of personal liability to shareholders is therefore also remote.

 Shareholder Inquiries

   Shareholder inquiries with respect to the Acquired Funds may be addressed to each Acquired Fund at 286 Congress Street, Boston, Massachusetts 02210 or by calling toll free 1-800-872-8037. Shareholder inquiries with respect to the Acquiring Funds may be addressed to each Acquiring Fund at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204 or by calling toll free 1-800-858-8850.

                              THE REORGANIZATIONS

General

   Under each Plan, the applicable Acquiring Fund will acquire substantially all of the assets, and assume substantially all of the liabilities, of the respective Acquired Fund solely in exchange for an equal aggregate value of Corresponding Shares of such Acquiring Fund. Upon receipt by an Acquired Fund of Corresponding Shares, such Acquired Fund will distribute such Corresponding Shares to its shareholders, as described below. All issued and outstanding shares of the Acquired Funds will be cancelled, and each Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following consummation of the respective Reorganization.

   Generally, the assets transferred by an Acquired Fund to the respective Acquiring Fund will include all investments of such Acquired Fund held in its portfolio as of the Valuation Time and all other assets of such Acquired Fund as of such time.

   In the course of each Reorganization, each holder, if any, of Class A, Class B, Class C and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I Corresponding Shares, respectively, of the respective Acquiring Fund. No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations.

   Each Acquired Fund will distribute the Corresponding Shares received by it in connection with its Reorganization pro rata to its shareholders in exchange for such shareholders' proportional interests in such Acquired Fund. The Corresponding Shares received by an Acquired Fund's shareholders will have the same aggregate net asset value as each such shareholder's interest in such Acquired Fund as of the Valuation Time. See "--Terms of the Plans" for information concerning the calculation of net asset value.

   Since the Corresponding Shares will be issued at net asset value in exchange for the net assets of an Acquired Fund having a value equal to the aggregate net asset value of the shares of such Acquired Fund as of the Valuation Time, the net asset value per share of the respective Acquiring Fund should remain virtually unchanged solely as a result of the applicable Reorganization. Thus, the Reorganizations should not result in dilution of the net asset value of the Acquired Funds or the Acquiring Funds immediately following consummation of the Reorganizations. However, as a result of the Reorganizations, a shareholder of an Acquired Fund may hold a smaller percentage of ownership in the respective Acquiring Fund than he or she did in the Acquired Fund prior to the Reorganizations. In addition, a shareholder of an Acquired Fund may end up with a different number of shares compared to what he or she originally held, but the total dollar value of shares held will remain the same.

   If the shareholders of the Acquired Funds approve the Reorganizations at the Meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganizations will take place during the fourth calendar quarter of 2001. One Reorganization is not dependent on the consummation of any other Reorganization. If an Acquired Fund's shareholders do not approve the respective Reorganization, the NAF Board will consider other possible courses of action which may be in the best interests of shareholders.

Terms of the Plans

   The following is a summary of the significant terms of the Plans. This summary is qualified in its entirety by reference to the Plans, a form of which is attached hereto as Exhibit II.

 Valuation of Assets and Liabilities

   The respective assets and liabilities of the Acquired Funds and the Acquiring Funds will be valued as of the Valuation Time. The assets in each Fund will be valued according to the procedures set forth under

"Transaction Policies--Valuation of Shares" and "Determination of Net Asset Value" in the Acquiring Funds Prospectus and the Acquiring Funds Statement, respectively. Purchase orders for an Acquired Fund's shares which have not been confirmed as of the Valuation Time will be treated as assets of such Acquired Fund for purposes of the respective Reorganization; redemption requests with respect to an Acquired Fund's shares which have not settled as of the Valuation Time will be treated as liabilities of such Acquired Fund for purposes of the respective Reorganization.

 Issuance and Distribution of Corresponding Shares

   On the Closing Date (as defined in the Plans), each Acquiring Fund will issue to the respective Acquired Fund a number of full and fractional Corresponding Shares the aggregate net asset value of which will equal the aggregate net asset value of shares of such Acquired Fund as of the Valuation Time. Such Acquired Fund will then distribute the Corresponding Shares received by it pro rata to its shareholders of record as of the Valuation Time in exchange for such shareholders' proportional interests in such Acquired Fund. Such issuance and distribution will be done as follows: each holder, if any, of Class A, Class B, Class C and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I Corresponding Shares, respectively, of the respective Acquiring Fund. The Corresponding Shares received by an Acquired Fund's shareholder will have the same aggregate net asset value as such shareholder's interest in such Acquired Fund as of the Valuation Time.

 Expenses

   All costs of the Reorganizations will be borne by AIG or an affiliate thereof, regardless of whether the Reorganizations are consummated. No portion of the expenses of the Reorganizations will be borne directly or indirectly by the Funds or their shareholders.

 Required Approvals

   The completion of each Reorganization is conditioned upon, among other things, the receipt of certain regulatory approvals, including the receipt of an order from the Commission pursuant to Section 17(b) of the Investment Company Act. An application for such order has been filed with the Commission; however, there is no assurance that it will be received. In addition, the Declaration of Trust of North American Funds (as amended to date) requires approval of each Reorganization by the affirmative vote of the respective Acquired Fund's shareholders representing no less than a majority of the outstanding voting securities of that Fund, voting together as a single class, cast at a meeting at which a quorum is present. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the applicable Acquired Fund and (ii) 67% or more of the shares of that Acquired Fund represented at the Meeting if more than 50% of such shares are represented.

 Amendments and Conditions

   The Plans may be amended at any time prior to the Closing Date with respect to any of the terms therein. The obligations of each Acquired Fund and Acquiring Fund pursuant to the respective Plan are subject to various conditions, including the requisite approval of the respective Reorganization by such Acquired Fund's shareholders, the receipt of an opinion of counsel as to tax matters and the confirmation by the respective Acquired Fund and Acquiring Fund of the continuing accuracy of their respective representations and warranties contained in such Plan.

 Termination, Postponement and Waivers

   Each Plan may be terminated, and the respective Reorganization abandoned at any time, whether before or after adoption thereof by the respective Acquired Fund's shareholders, prior to the Closing Date or the Closing Date may be postponed: (i) by mutual agreement of the NAF Board and the SunAmerica Board;
(ii) by an

Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations

   In approving the Reorganizations, based upon their evaluation of all relevant information, and after meeting with counsel to the NAF Independent Trustees regarding the legal issues involved, the NAF Board considered that, following each Reorganization, shareholders of an Acquired Fund will remain invested in a mutual fund which has substantially the same or similar investment objective and similar, though not identical, investment techniques. In addition, the NAF Board considered the following, among other things:

  .  Terms and conditions of the Reorganizations.

  . The fact that the Acquiring Funds will assume substantially all the liabilities of the respective Acquired Funds.

  .  The historical performance records of the Acquired Funds and Acquiring
     Funds.

  . The gross and net expense ratios of the Acquired Funds and the Acquiring Funds before the Reorganizations and the estimated expense ratios of the Combined Funds on a pro forma basis after the Reorganizations.

  . The relative annual rates of advisory fees payable by the Acquired Funds and the Acquiring Funds.

  . The fact that the Reorganizations would not result in dilution of Acquired Fund shareholders' interests.

  . The fact that AGAM has agreed to waive fees or reimburse expenses for the Acquired Funds, but there is no assurance that the current fee waivers and expense reimbursements would continue after February 28, 2002.

  . The fact that SAAMCo has agreed to waive fees or reimburse expenses for certain classes of Acquiring Fund shares.

  . The investment experience, expertise and resources of SAAMCo and other service providers to the Acquiring Funds in the areas of distribution, investment, and shareholder services.

  . The service and distribution resources available to the Acquiring Funds and compatibility of the Funds' service features available to shareholders.

  . The fact that each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code.

  . The fact that AIG or an affiliate thereof will bear all expenses relating to the Reorganizations.

  . The effect of the Reorganizations on Acquired Fund shareholders and the value of their interests.

  . Alternatives available to Acquired Fund shareholders, including the ability to redeem their shares.

   The NAF Board also identified and considered certain potential benefits to shareholders that are likely to result from the Reorganizations. For example, the net assets of each of the Acquiring Funds would increase by the amount of the net assets of each of the respective Acquired Funds at the time of the Reorganization. With respect to the Growth and Income Combined Fund, this increase in net assets may cause a lower advisory fee rate to apply in accordance with the advisory fee breakpoint schedule applicable to such Acquiring Fund. See "Proposals Nos. 2(a)-(d): Approval of the Plans." In addition, because SunAmerica has broad distribution channels, it is also possible that the asset base for the Combined Funds will increase over the long term, which would tend to result in a lower overall operating expense ratio. Of course, there is no guarantee that such increases in asset base would in fact occur. The table below sets forth the total net assets of each of the Acquiring Funds (for the share classes involved in the Reorganizations) and each of the Acquired Funds, in each case as of March 31, 2001, as well as the net assets of each of the Combined Funds, on a pro forma basis, assuming the Reorganizations had been completed on such date.

                                Total Net Assets
                              as of March 31, 2001

                                SunAmerica Balanced        Pro Forma Balanced
     NAF Balanced Fund              Assets Fund              Combined Fund
----------------------------   ------------------------  ------------------------
Class A         $  7,286,284   Class A    $264,131,925   Class A    $271,416,621
Class B         $ 12,382,963   Class B    $123,535,316   Class B    $135,915,580
Class C         $ 29,242,368   Class II   $ 26,489,926   Class II   $ 55,725,922
Institutional                  Total      $414,157,167   Class I    $  5,104,080
Class I         $  5,105,193                             Total      $468,162,203
  Total         $ 54,016,808

                                SunAmerica Blue Chip      Pro Forma Blue Chip
 NAF Large Cap Growth Fund          Growth Fund           Growth Combined Fund
----------------------------   ------------------------  ------------------------
Class A         $  6,870,643   Class A    $101,438,796   Class A    $108,300,596
Class B         $ 22,463,736   Class B    $ 45,213,129   Class B    $ 67,647,954
Class C         $ 12,157,925   Class II   $  8,667,156   Class II   $ 20,809,434
Institutional                  Total      $155,319,081   Class I    $ 15,354,566
Class I         $ 15,374,353                             Total      $212,112,550
  Total         $ 56,866,657

                               SunAmerica Growth and      Pro Forma Growth and
 NAF Growth & Income Fund           Income Fund           Income Combined Fund
----------------------------   ------------------------  ------------------------
Class A         $ 41,401,558   Class A    $ 95,679,367   Class A    $137,043,954
Class B         $ 77,404,149   Class B    $131,647,428   Class B    $208,982,456
Class C         $124,750,461   Class II   $ 34,648,188   Class II   $159,287,247
Institutional                  Total      $261,974,983   Class I    $ 10,996,195
Class I         $ 11,006,023                             Total      $516,309,852
  Total         $254,562,191

                                                            Pro Forma Growth
                                 SunAmerica Growth       Opportunities Combined
  NAF Mid Cap Growth Fund        Opportunities Fund               Fund
----------------------------   ------------------------  ------------------------
Class A         $  7,248,056   Class A    $124,773,186   Class A    $132,011,239
Class B         $ 17,253,698   Class B    $ 75,131,892   Class B    $ 92,361,775
Class C         $ 12,360,468   Class II   $ 45,045,280   Class II   $ 57,388,687
Institutional                  Total      $244,950,358   Class I    $  7,720,949
Class I         $  7,731,621                             Total      $289,482,650
  Total         $ 44,593,843

   The NAF Board considered that certain fixed costs, such as printing of prospectuses and reports sent to shareholders, legal and audit fees, and registration fees would be spread across a larger asset base. This would tend to lower the expense ratio borne by shareholders of both the Acquiring Funds and the Acquired Funds, but the effect would be relatively more significant in the case of shareholders of the Acquired Funds. This is because these Acquired Funds are smaller than the respective Acquiring Fund and will benefit more from potential economies of scale. To illustrate potential benefits to the Acquired Funds as a result of the Reorganizations, including potential economies of scale, see the total and net operating expenses, as a percentage of net assets, for the Acquired Funds and the Acquiring Funds as of March 31, 2001, and the total and net operating expenses, as a percentage of net assets, for the Combined Funds, on a pro forma basis, assuming the Reorganizations had been completed as of such date, under "Fee Tables" above.

   In addition to the potential economies of scale which may be realized through combination of the Funds, the NAF Board also considered the advantages of eliminating the competition and duplication of effort inherent in marketing funds that have similar investment objectives.

   AGAM is contractually obligated to provide the fee reductions and expense reimbursements referenced in the "Fee Tables" above through February 28, 2002. If shareholders do not approve the Reorganizations, each

Acquired Fund will continue with its current fee structure except that there is no assurance that AGAM would continue to provide such fee reductions and reimbursements past this date. If shareholders approve the Reorganizations, the respective Combined Funds' expense structure will apply.

   Based on the foregoing, together with other factors and information considered to be relevant and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the NAF Board concluded that the Reorganizations present no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. In connection with the approval of the Reorganizations, the NAF Board also approved directed brokerage arrangements with certain brokers to reduce the costs that might otherwise be incurred to align the portfolios of each of the Acquired Funds with those of the respective Acquiring Fund to facilitate a smooth transition upon consummation of the Reorganizations. Because the Acquired Funds and Acquiring Funds have substantially the same or similar investment objectives and similar investment strategies, it is not anticipated that the securities held by an Acquired Fund will be sold in significant amounts in order to comply with the objectives and investment policies of the respective Acquiring Fund in connection with the applicable Reorganization. The Acquired Funds will not dispose of assets to an extent or in a manner that would jeopardize the tax-free nature of the Reorganizations under the Code. However, the disposition of assets by an Acquired Fund may result in the realization of taxable gains or losses by Acquired Fund shareholders.

   In approving the Reorganizations, the NAF Board, including all of the NAF Independent Trustees, determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the NAF Board, including all of the NAF Independent Trustees, also determined that the interests of the shareholders of each Acquired Fund would not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time. Consequently, the NAF Board approved the Plans and directed that each Plan be submitted to the shareholders of each respective Acquired Fund for approval.

   The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the respective Plan. Approval of the respective Plan by one Acquired Fund is not contingent upon the approval of the respective Plan by any other Acquired Fund.

   The SunAmerica Board has also approved the Plans on behalf of the Acquiring Funds.

Federal Income Tax Consequences of the Reorganizations

 General

   Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization.

   As a condition to the closing of each Reorganization, each of the Acquired Funds and Acquiring Funds will receive an opinion of Shearman & Sterling, counsel to the Acquiring Funds, substantially to the effect that, among other things, for Federal income tax purposes, upon consummation of each Reorganization (i) no gain or loss will be recognized by an Acquired Fund or an Acquiring Fund as a result of its respective Reorganization, (ii) no gain or loss will be recognized by a shareholder of an Acquired Fund upon his or her receipt of Corresponding Shares in the respective Reorganization solely in exchange for his or her shares of such Acquired Fund, (iii) an Acquired Fund and an Acquiring Fund each will be a "party to a reorganization" under Section 368(b) of the Code, (iv) the holding period of the assets of an Acquired Fund acquired by the respective Acquiring Fund will include the period during which such assets were held by such Acquired Fund, (v) the holding period for Corresponding Shares of an Acquiring Fund received by each shareholder of the respective

Acquired Fund in exchange for his or her shares such Acquired Fund will include the period during which such shareholder held shares of such Acquired Fund (provided such Acquired Fund shares were held as capital assets on the date of the exchange), and (vi) immediately after a Reorganization, the tax basis of the Corresponding Shares received by shareholders of the respective Acquired Fund in such Reorganization will be equal, in the aggregate, to the tax basis of the shares of such Acquired Fund surrendered in exchange therefor. Shearman & Sterling's opinion will be based upon certain representations made by the parties to the Reorganizations.

   An opinion of counsel does not have the effect of a private letter ruling from the Internal Revenue Service ("IRS") and is not binding on the IRS or any court. If a Reorganization is consummated but fails to qualify as a reorganization within the meaning of Section 368 of the Code, the Reorganization would be treated as a taxable sale of assets followed by a taxable liquidation of the respective Acquired Fund, and Acquired Fund shareholders would recognize a taxable gain or loss equal to the difference between their basis in the Acquired Fund shares and the fair market value of the Corresponding Shares received.

   To the extent an Acquiring Fund has unrealized capital gains at the time of the respective Reorganization, the respective Acquired Fund's shareholders may incur taxable gains in the year that such Acquiring Fund realizes and distributes those gains. This will be true notwithstanding that the unrealized gains were reflected in the price of such Acquiring Fund's shares at the time they were exchanged for assets of such Acquired Fund in the respective Reorganization. Conversely, shareholders of an Acquiring Fund would share in unrealized capital gains of the respective Acquired Fund after the respective Reorganization and bear a tax consequence on the subsequent realization of such gains.

   To the extent that an Acquired Fund has loss carryforwards at the time of the respective Reorganization, Acquired Fund shareholders may not be able to benefit from such loss carryforwards after the Reorganizations.

   Shareholders should consult their tax advisers regarding the effect of the Reorganizations in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the non-United States, state, local and other tax consequences of the Reorganizations.

 Status as a Regulated Investment Company

   All Funds have elected and qualified to be taxed as regulated investment companies under Sections 851-855 of the Code, and after the Reorganizations, the Acquiring Funds intend to continue to qualify as regulated investment companies. An Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following the consummation of the applicable Reorganization.

Capitalization

 The following table sets forth the capitalization of each Acquired Fund and each Acquiring Fund (for the share classes involved in the Reorganizations) as of March 31, 2001, and the capitalization of each Combined Fund, on a pro forma basis, as if the Reorganizations had occurred on that date.

                                 NAF Balanced Fund                     SunAmerica Balanced Assets Fund
                 -------------------------------------------------- -------------------------------------
                                                      Institutional
                   Class A     Class B     Class C       Class I      Class A      Class B     Class II
                 ----------- ----------- ------------ ------------- ------------ ------------ -----------
Total Net
 Assets......... $ 7,286,284 $12,382,963 $ 29,242,368  $ 5,105,193  $264,131,925 $123,535,316 $26,489,926
Shares
Outstanding.....     927,998   1,580,602    3,684,912      649,582    17,644,795    8,277,263   1,773,072
Net Asset Value
Per Share.......       $7.85       $7.83        $7.94        $7.86        $14.97       $14.92      $14.94
                          Pro Forma Balanced Combined Fund
                 --------------------------------------------------
                   Class A      Class B      Class II     Class I
                 ------------ ------------ ------------ -----------
Total Net
 Assets......... $271,416,621 $135,915,580 $ 55,725,922 $ 5,104,080
Shares
Outstanding.....   18,131,415    9,107,039    3,729,966     340,954
Net Asset Value
Per Share.......       $14.97       $14.92       $14.94      $14.97

                             NAF Large Cap Growth Fund                SunAmerica Blue Chip Growth Fund
                 -------------------------------------------------- -------------------------------------
                                                      Institutional
                   Class A     Class B     Class C       Class I      Class A      Class B     Class II
                 ----------- ----------- ------------ ------------- ------------ ------------ -----------
Total Net
 Assets......... $ 6,870,643 $22,463,736 $ 12,157,925  $15,374,353  $101,438,796 $ 45,213,129 $ 8,667,156
Shares
Outstanding.....     579,537   1,969,356    1,066,645    1,287,367     5,895,625    2,841,331     545,600
Net Asset Value
Per Share.......      $11.86      $11.41       $11.40       $11.94        $17.21       $15.91      $15.89
                             Pro Forma Blue Chip Growth
                                   Combined Fund
                 --------------------------------------------------
                   Class A      Class B      Class II     Class I
                 ------------ ------------ ------------ -----------
Total Net
 Assets......... $108,300,596 $ 67,647,954 $ 20,809,434 $15,354,566
Shares
Outstanding.....    6,294,335    4,251,439    1,309,746     892,189
Net Asset Value
Per Share.......       $17.21       $15.91       $15.89      $17.21

                                                                            SunAmerica Growth and
                              NAF Growth & Income Fund                           Income Fund
                 -------------------------------------------------- -------------------------------------
                                                      Institutional
                   Class A     Class B     Class C       Class I      Class A      Class B     Class II
                 ----------- ----------- ------------ ------------- ------------ ------------ -----------
Total Net
 Assets......... $41,401,558 $77,404,149 $124,750,461  $11,006,023  $ 95,679,367 $131,647,428 $34,648,188
Shares
Outstanding.....   2,049,152   3,953,119    6,338,466      543,089     7,089,474   10,094,368   2,661,158
Net Asset Value
Per Share.......      $20.20      $19.58       $19.68       $20.27        $13.50       $13.04      $13.02
                                Pro Forma Growth and
                                Income Combined Fund
                 --------------------------------------------------
                   Class A      Class B      Class II     Class I
                 ------------ ------------ ------------ -----------
Total Net
 Assets......... $137,043,954 $208,982,456 $159,287,247 $10,996,195
Shares
Outstanding.....   10,153,517   16,024,968   12,234,050     814,533
Net Asset Value
Per Share.......       $13.50       $13.04       $13.02      $13.50

                                                                           SunAmerica Growth
                             NAF Mid Cap Growth Fund                       Opportunities Fund
                 ------------------------------------------------ ------------------------------------
                                                    Institutional
                  Class A     Class B     Class C      Class I      Class A      Class B    Class II
                 ---------- ----------- ----------- ------------- ------------ ----------- -----------
Total Net
Assets.......... $7,248,056 $17,253,698 $12,360,468  $7,731,621   $124,773,186 $75,131,892 $45,045,280
Shares
Outstanding.....    715,655   1,795,035   1,283,728     759,324      6,131,576   4,006,776   2,403,768
Net Asset Value
Per Share.......     $10.13       $9.61       $9.63      $10.18         $20.35      $18.75      $18.74
                         Pro Forma Growth Opportunities
                                  Combined Fund
                 -----------------------------------------------
                   Class A      Class B    Class II    Class I
                 ------------ ----------- ----------- ----------
Total Net
Assets.......... $132,011,239 $92,361,775 $57,388,687 $7,720,949
Shares
Outstanding.....    6,487,254   4,925,703   3,062,434    379,408
Net Asset Value
Per Share.......       $20.35      $18.75      $18.74     $20.35

 The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganizations; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the Valuation Time.

                                    GENERAL

                       INFORMATION CONCERNING THE MEETING

Date, Time and Place of Meeting

   The Meeting will be held on November 7, 2001, at the principal executive offices of the North American Funds, 286 Congress Street, Boston, Massachusetts 02210, at 10:00 a.m., Eastern Time.

Solicitation, Revocation and Use of Proxies

   A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy (i.e., later-dated and signed), by submitting a notice of revocation to the Secretary of North American Funds or by subsequently registering his or her vote by telephone or via the Internet. In addition, although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy and vote in person.

   All shares represented by properly executed proxies received at or prior to the Meeting, unless such proxies previously have been revoked, will be voted at the Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" approval of the New Investment Advisory Agreement and the respective Plan.

   It is not anticipated that any matters other than the approval of the New Investment Advisory Agreement and approval of the respective Plan will be brought before the Meeting. If, however, any other business properly is brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Record Date and Outstanding Shares

   Only holders of record of shares of the Acquired Funds at the close of business on September 17, 2001 (the "Record Date") are entitled to vote at the Meeting or any adjournment thereof. The following chart sets forth the shares of each class of the Acquired Funds issued and outstanding and entitled to vote at the close of business on the Record Date.

                                                                      Institutional  Total Number of
                         Class A Shares Class B Shares Class C Shares Class I Shares     Shares
                         -------------- -------------- -------------- -------------- ---------------
NAF Balanced Fund.......   918,837.9350 1,515,003.5320 3,288,737.3300   660,043.9310  6,382,622.7280
NAF Large Cap Growth
 Fund...................   524,598.9500 1,857,832.4990   816,511.8950 1,461,368.1190  4,660,311.4630
NAF Growth & Income
 Fund................... 2,068,230.2000 3,455,615.6880 5,545,337.3340 2,361,532.2650 13,430,715.4870
NAF Mid Cap Growth
 Fund...................   673,855.0320 1,754,833.3910 1,096,687.2500   832,619.5890  4,357,995.2620

Security Ownership of Certain Beneficial Owners and Management of the Funds

   To the knowledge of each Fund, as of August 31, 2001, the following shareholders, if any, owned beneficially or of record more than 5% of the outstanding voting securities of such Fund:

                                                                                     Percentage of Class of Shares
                                                           Percentage of Class of     of Combined Fund After the
                                                             Shares and Type of      Reorganization on a Pro Forma
      Name of Fund       Name and Address of Shareholder          Ownership                     Basis*
      ------------       ------------------------------- --------------------------- -----------------------------
NAF Balanced Fund.......   VALIC Seed Account            50.41% of Institutional           50.41% of Class I
                           Attn: Greg Kingston           Class I, owned of record
                           2919 Allen Parkway #L7-01
                           Houston, TX 77019-2142

                           VALIC Trust as Custodian      30.06% of Institutional           30.06% of Class I
                           FBO The North Carolina        Class I, beneficially owned
                           Baptist Hospitals Inc 403B
                           Ret. Sav. Plan
                           Attn: Kathleen Janos
                           2929 Allen Parkway #L3-00
                           Houston, TX 77019-7100

                           VALIC Trust as Custodian      7.84% of Institutional            7.84% of Class I
                           FBO Hamot Health              Class I, beneficially owned
                           Foundation 403B
                           Attn: Kathleen Janos
                           2929 Allen Parkway #L3-00
                           Houston, TX 77019-7100

                           VALIC Seed Account            16.04% of Class A,                0.44% of Class A
                           Attn: Greg Kingston           owned of record
                           2919 Allen Parkway #L7-01
                           Houston, TX 77019-2142

                           VALIC Seed Account            8.17% of Class B,                 0.80% of Class B
                           Attn: Greg Kingston           owned of record
                           2919 Allen Parkway #L7-01
                           Houston, TX 77019-2142

                           Salomon Smith Barney          5.14% of Class A,                 0.14% of Class A
                           Inc., 00168A80340             beneficially owned
                           333 West 34th Street
                           3rd Floor
                           New York, NY 10001-2483

NAF Large Cap Growth
Fund....................   VALIC Seed Account            8.64% of Class A,                 0.50% of Class A
                           Attn: Greg Kingston           owned of record
                           2919 Allen Parkway #L7-01
                           Houston, TX 77019-2142

                           Aggressive Growth             28.29% of Institutional           28.29% of Class I
                           Lifestyle Fund                Class I, owned of record
                           c/o VALIC
                           Attn: Greg Seward
                           2919 Allen Parkway #L7-01
                           Houston, TX 77019-2142

                                                                                Percentage of Class of Shares
                                                      Percentage of Class of     of Combined Fund After the
                              Name and Address          Shares and Type of      Reorganization on a Pro Forma
      Name of Fund             of Shareholder                Ownership                     Basis*
      ------------       -------------------------- --------------------------- -----------------------------
                         Moderate Growth Lifestyle  19.23% of Institutional           19.23% of Class I
                         Fund                       Class I, owned of record
                         c/o VALIC
                         Attn: Greg Seward
                         2919 Allen Parkway #L7-01
                         Houston, TX 77019-2142

                         VALIC Trust as Custodian   15.99% of Institutional           15.99% of Class I
                         FBO The North Carolina     Class I, beneficially owned
                         Baptist Hospitals Inc 403B
                         Ret. Sav. Plan
                         Attn: Kathleen Janos
                         2929 Allen Parkway #L3-00
                         Houston, TX 77019-7100

                         Conservative Growth        12.65% of Institutional           12.65% of Class I
                         Lifestyle Fund,            Class I, owned of record
                         c/o VALIC
                         Attn: Greg Seward
                         2919 Allen Parkway #L7-01
                         Houston, TX 77019-2142

                         VALIC Seed Account         6.87% of Institutional            6.87% of Class I
                         Attn: Greg Kingston        Class I, owned of record
                         2919 Allen Parkway #L7-01
                         Houston, TX 77019-2142

NAF Growth &
Income Fund............. INVESCO TTEE FBO AG        42.67% of Institutional           42.67% of Class I
                         Employees Thrift &         Class I, beneficially owned
                         Incentive Plan #001248
                         PO Box 4054
                         Concord, CA 94524-4054
                         INVESCO TTEE FBO AG        31.33% of Institutional           31.33% of Class I
                         Agents & Mgrs Thrift       Class I, beneficially owned
                         Plan #001269
                         PO Box 4054
                         Concord, CA 94524-4054

                         Moderate Growth Lifestyle  8.14% of Institutional            8.14% of Class I
                         Fund                       Class I, owned of record
                         c/o VALIC
                         Attn: Greg Seward
                         2919 Allen Parkway #L7-01
                         Houston, TX 77019-2142

                         Aggressive Growth          7.05% of Institutional            7.05% of Class I
                         Lifestyle Fund             Class I, owned of record
                         c/o VALIC
                         Attn: Greg Seward
                         2919 Allen Parkway #L7-01
                         Houston, TX 77019-2142

                                                                               Percentage of Class of Shares
                                                     Percentage of Class of     of Combined Fund After the
                             Name and Address          Shares and Type of      Reorganization on a Pro Forma
      Name of Fund            of Shareholder                Ownership                     Basis*
      ------------       ------------------------- --------------------------- -----------------------------
                         Conservative Growth       5.05% of Institutional            5.05% of Class I
                         Lifestyle Fund,           Class I, owned of record
                         c/o VALIC
                         Attn: Greg Seward
                         2919 Allen Parkway #L7-01
                         Houston, TX 77019-2142

NAF Mid Cap Growth
 Fund................... VALIC Seed Account        9.11% of Class A,                 0.53% of Class A
                         Attn: Greg Kingston       owned of record
                         2919 Allen Parkway #L7-01
                         Houston, TX 77019-2142

                         VALIC Trust as Custodian  30.63% of Institutional           30.63% of Class I
                         FBO RC Def. Comp. Plan    Class I, beneficially owned
                         Attn: Katleen Janos
                         2929 Allen Parkway #L3-00
                         Houston, TX 77019-7100

                         VALIC Seed Account        16.72% of Institutional           16.72% of Class I
                         Attn: Greg Kingston       Class I, owned of record
                         2919 Allen Parkway #L7-01
                         Houston, TX 77019-2142

                         VALIC Trust as Custodian  15.77% of Institutional           15.77% of Class I
                         FBO RC Def. Comp. Plan    Class I, beneficially owned
                         Attn: Kathleen Janos
                         2929 Allen Parkway #L3-00
                         Houston, TX 77019-7100

                         Aggressive Growth         15.19% of Institutional           15.19% of Class I
                         Lifestyle Fund            Class I, owned of record
                         c/o VALIC
                         Attn: Greg Seward
                         2919 Allen Parkway #L7-01
                         Houston, TX 77019-2142

                         Moderate Growth Lifestyle 11.27% of Institutional           11.27% of Class I
                         Fund                      Class I, owned of record
                         c/o VALIC
                         Attn: Greg Seward
                         2919 Allen Parkway #L7-01
                         Houston, TX 77019-2142

                         Conservative Growth       5.44% of Institutional            5.44% of Class I
                         Lifestyle Fund            Class I, owned of record
                         c/o VALIC
                         Attn: Greg Seward
                         2919 Allen Parkway #L7-01
                         Houston, TX 77019-2142

                                                             Percentage of    Percentage of Class of Shares
                                                            Class of Shares    of Combined Fund After the
                                                              and Type of     Reorganization on a Pro Forma
      Name of Fund        Name and Address of Shareholder      Ownership                 Basis*
      ------------       --------------------------------- ------------------ -----------------------------

SunAmerica
 Blue Chip
 Growth Fund............ Merrill Lynch, Pierce,            6.90% of Class B,        4.67% of Class B
                         Fenner & Smith, Inc.              owned of record
                         Attn: Service Team, Section 97ME8
                         4800 Deer Lake Drive East
                         Jacksonville, FL 32246-6486

SunAmerica Growth and    Merrill Lynch, Pierce,            5.48% of Class B,        3.47% of Class B
 Income Fund............ Fenner & Smith, Inc.,             owned of record
                         Jacksonville, FL 32246

SunAmerica Growth        Merrill Lynch, Pierce,            11.52% of Class B,       9.27% of Class B
 Opportunities Fund..... Fenner & Smith, Inc.,             owned of record
                         Jacksonville, FL 32246

--------
* Assuming that the value of the shareholder's interest in the Fund on the date of consummation of the applicable Reorganization was the same as on August 31, 2001.

   At August 31, 2001, the directors and officers of North American Funds as a group (13 persons) owned an aggregate of less than 1% of the outstanding shares of each Acquired Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of North American Funds.

   At August 31, 2001, the directors and officers of SunAmerica Equity Funds as a group (8 persons) owned an aggregate of less than 1% of the outstanding shares of each Acquiring Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of SunAmerica Equity Funds.

Voting Rights and Required Vote

   Each share of an Acquired Fund is entitled to one vote, with fractional shares voting proportionally. Shareholders of each Acquired Fund vote separately on whether to approve the New Investment Advisory Agreement and approval with respect to one Acquired Fund is not dependent on approval with respect to any other Acquired Fund. Approval of the Plan with respect to one Acquired Fund is not dependent on approval of the Plan with respect to any other Acquired Fund. Approval of the New Investment Advisory Agreement and each Plan with respect to an Acquired Fund requires the affirmative vote of a majority of the outstanding voting securities of that Fund, voting together as a single class, cast at a meeting at which a quorum is present. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the applicable Acquired Fund and (ii) 67% or more of the shares of that Acquired Fund represented at the Meeting if more than 50% of such shares are represented.

   Broker-dealer firms holding shares of any of the Acquired Funds in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the Meeting. Broker-dealer firms will not be permitted to grant voting authority without instructions with respect to the approval of the Plans. Each of the Acquired Funds will include shares held of record by broker-dealers as to which such authority has been granted in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of shareholders exists. Properly executed proxies that are returned but that are marked "abstain" or with respect to which a broker-dealer has declined to vote on any proposal ("broker non-votes") will be counted as present for the purposes of determining a quorum. Assuming the presence of a quorum, abstentions and broker non-votes (if applicable) will have the same effect as a vote against approval of the New Investment Advisory Agreement or of the applicable Plan, as the case may be.

   A quorum for each Acquired Fund for purposes of the Meeting consists of thirty percent of the shares of such Acquired Fund entitled to vote at the Meeting, present in person or by proxy. If, by the time scheduled for each Meeting, a quorum of the applicable Acquired Fund's shareholders is not present or if a quorum is present but sufficient votes in favor of approval of the New Investment Advisory Agreement or of the applicable Plan are not received from the shareholders of the respective Acquired Fund, the persons named as proxies may propose one or more adjournments of such Meeting to permit further solicitation of proxies from shareholders. An affirmative vote of less than thirty percent of the shares of the applicable Acquired Fund present in person or by proxy and entitled to vote at the session of the Meeting will suffice for any such adjournment. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of such Acquired Fund.

   The vote of shareholders of the Acquiring Funds are not being solicited by this Proxy Statement and Prospectus and are not required to carry out the respective Reorganizations.

                             ADDITIONAL INFORMATION

   The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus will be borne by AIG or an affiliate thereof. Such expenses are currently estimated to be approximately $250,000 in the aggregate.

   AIG or an affiliate thereof will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to beneficial owners of the Acquired Funds and will reimburse certain officers or employees that it may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners.

   In order to obtain the necessary quorums at the Meetings, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers of the Acquired Funds. North American Funds has retained Georgeson Shareholder, 17 State Street, New York, New York 10004 to aid in the solicitation of proxies at a cost estimated not to exceed $12,800, plus out-of-pocket expenses. The cost of soliciting proxies will be borne by AIG or an affiliate thereof.

   This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto which North American Funds and SunAmerica Equity Funds have filed on behalf of their respective Funds with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

   The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, and in accordance therewith file reports and other information with the Commission. Proxy material, reports and other information filed by the Funds (or by North American Funds on behalf of the Acquired Funds or SunAmerica Equity Funds on behalf of the Acquiring Funds) can be inspected and copied at the public reference facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such materials also can be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The Commission maintains a web site (http://www.sec.gov) that contains the Statements of Additional Information and Prospectuses of the Acquired Funds and Acquiring Funds, as well as other material incorporated by reference and other information regarding the Funds.

                               LEGAL PROCEEDINGS

   There are no material legal proceedings to which any of the Funds is a party.

                                 LEGAL OPINIONS

   Certain legal matters in connection with the issuance of Corresponding Shares have been passed upon by Robert M. Zakem, Esq., General Counsel for SAAMCo. Certain tax matters in connection with the Reorganizations will be passed upon for the Funds by Shearman & Sterling, 599 Lexington Avenue, New York, New York 10022, counsel for the Acquiring Funds.

                                    EXPERTS

   The financial highlights of the Acquired Funds and Acquiring Funds incorporated by reference into this Proxy Statement and Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP and Ernst & Young LLP, respectively, independent auditors, given on their authority as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 1177 Avenue of the Americas, New York, New York 10036. The principal business address of Ernst & Young LLP is 787 Seventh Avenue, New York, New York, 10019.

                             SHAREHOLDER PROPOSALS

   A shareholder proposal intended to be presented at any subsequent meeting of shareholders of an Acquired Fund must be received by such Acquired Fund in a reasonable time before the solicitation by the Board of Trustees of North American Funds relating to such meeting is to be made in order to be considered in such Acquired Fund's proxy statement and form of proxy relating to the meeting. If proposals Nos. 2(a)-(d) are approved at the Meeting, there will likely not be any future shareholder meetings of the Acquired Funds.

                                          By Order of the Board of Trustees of
                                           North American Funds
                                          /s/ John I. Fitzgerald
                                          John I. Fitzgerald
                                          Secretary, North American Funds

                                                                       EXHIBIT I

                         INVESTMENT ADVISORY AGREEMENT

   INVESTMENT ADVISORY AGREEMENT made as of this    day of       , 2001,
between NORTH AMERICAN FUNDS, a Massachusetts business trust (the "Trust"), and AMERICAN GENERAL ASSET MANAGEMENT CORP., a Delaware corporation (the "Adviser"). In consideration of the mutual covenants contained herein, the parties agree as follows:

1. APPOINTMENT OF ADVISER

   The Trust hereby appoints the Adviser, subject to the supervision of the Trustees of the Trust and the terms of this Agreement, as the investment adviser for each of the portfolios of the Trust specified in Appendix A to this Agreement (the "Funds"). The Adviser accepts such appointment and agrees to render the services and to assume the obligations set forth in this Agreement commencing on its effective date. The Adviser will be an independent contractor and will have no authority to act for or represent the Trust in any way or otherwise be deemed an agent unless expressly authorized in this Agreement or another writing by the Trust and Adviser.

2. DUTIES OF THE ADVISER

     a. Subject to the general supervision of the Trustees of the Trust and the terms of this Agreement, the Adviser will at its own expense select, contract with, and compensate investment subadvisers ("Subadvisers") to manage the investments and determine the composition of the assets of the Funds; provided, that any contract with a Subadviser (the "Subadvisory Agreement") shall be in compliance with and approved as required by the Investment Company Act of 1940, as amended ("Investment Company Act"). Subject always to the direction and control of the Trustees of the Trust, the Adviser will monitor compliance of each Subadviser with the investment objectives and related investment policies, as set forth in the Trust's registration statement as filed with the Securities and Exchange Commission, of any Fund or Funds under the management of such Subadviser, and review and report to the Trustees of the Trust on the performance of such Subadviser.

     b. The Adviser will oversee the administration of all aspects of the Trust's business and affairs and in that connection will furnish to the Trust the following services:

     (1) Office and Other Facilities. The Adviser shall furnish to the Trust office space in the offices of the Adviser or in such other place as may be agreed upon by the parties hereto from time to time and such other office facilities, utilities and office equipment as are necessary for the Trust's operations.

     (2) Trustees and Officers. The Adviser agrees to permit individuals who are directors, officers or employees of the Adviser to serve (if duly elected or appointed) as Trustees or President, Vice President, Treasurer or Secretary of the Trust, without remuneration from or other cost to the Trust.

     (3) Other Personnel. The Adviser shall furnish to the Trust, at the Trust's expense, any other personnel necessary for the operations of the Trust.

     (4) Financial, Accounting, and Administrative Services. The Adviser shall maintain the existence and records of the Trust; maintain the registrations and qualifications of Trust shares under federal and state law; and perform all administrative, financial, accounting, bookkeeping and recordkeeping functions of the Trust except for any such functions that may be performed by a third party pursuant to a custodian, transfer agency or service agreement executed by the Trust. The Trust shall reimburse the Adviser for its expenses associated with all such services, including the compensation and related personnel expenses and expenses of office space, office equipment, utilities and miscellaneous office expenses, except any such expenses directly attributable to officers or employees of the Adviser who are serving as President, Vice President, Treasurer or Secretary of the Trust. The Adviser shall determine the expenses to be reimbursed by the Trust pursuant to expense allocation procedures established by the Adviser in accordance with generally accepted accounting principles.

     (5) Liaisons with Agents. The Adviser, at its own expense, shall maintain liaison with the various agents and other persons employed by the Trust (including the Trust's transfer agent, custodian, independent accountants and legal counsel) and assist in the coordination of their activities on behalf of the Trust. Fees and expenses of such agents and other persons will be paid by the Trust.

     (6) Reports to Trust. The Adviser shall furnish to or place at the disposal of the Trust such information, reports, valuations, analyses and opinions as the Trust may, at any time or from time to time, reasonably request or as the Adviser may deem helpful to the Trust, provided that the expenses associated with any such materials furnished by the Adviser at the request of the Trust shall be borne by the Trust.

     (7) Reports and Other Communications to Trust Shareholders. The Adviser shall assist the Trust in developing (but not pay for) all general shareholder communications including regular shareholder reports.

3. EXPENSES ASSUMED BY THE TRUST

   In addition to paying the advisory fee provided for in Section 4, the Trust will pay all expenses of its organization, operations and business not specifically assumed or agreed to be paid by the Adviser as provided in this Agreement, by a Subadviser as provided in a Subadvisory Agreement, or by the Distributor as provided in the Distribution Agreement. Without limiting the generality of the foregoing, the Trust, in addition to certain expenses described in Section 2 above, shall pay or arrange for the payment of the following:

     a. Custody and Accounting Services. All expenses of the transfer, receipt, safekeeping, servicing and accounting for the Trust's cash, securities, and other property, including all charges of depositories, custodians and other agents, if any;

     b. Shareholder Servicing. All expenses of maintaining and servicing shareholder accounts, including all charges of the Trust's transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents, if any;

     c. Shareholder Communications. All expenses of preparing, setting in type, printing, and distributing reports and other communications to shareholders;

     d. Shareholder Meetings. All expenses incidental to holding meetings of Trust shareholders, including the printing of notices and proxy material, and proxy solicitation therefor;

     e. Prospectuses. All expenses of preparing, setting in type, and printing of annual or more frequent revisions of the Trust's prospectus and statement of additional information and any supplements thereto and of mailing them to shareholders;

     f. Pricing. All expenses of computing the net asset value per share for each of the Funds, including the cost of any equipment or services used for obtaining price quotations and valuing its investment portfolio;

     g. Communication Equipment. All charges for equipment or services used for communication between the Adviser or the Trust and the custodian, transfer agent or any other agent selected by the Trust;

     h. Legal and Accounting Fees and Expenses. All charges for services and expenses of the Trust's legal counsel and independent auditors;

     i. Trustees and Officers. Except as expressly provided otherwise in paragraph 2.b.(2), all compensation of Trustees and officers, all expenses incurred in connection with the service of Trustees and officers, and all expenses of meetings of the Trustees and Committees of Trustees;

     j. Federal Registration Fees. All fees and expenses of registering and maintaining the registration of the Trust under the Investment Company Act and the registration of the Trust's shares under the Securities Act of 1933, as amended (the "1933 Act"), including all fees and expenses incurred in connection with the preparation, setting in type, printing and filing of any registration statement and prospectus under the 1933 Act or the Investment Company Act, and any amendments or supplements that may be made from time to time;

     k. State Registration Fees. All fees and expenses of qualifying and maintaining qualification of the Trust and of the Trust's shares for sale under securities laws of various states or jurisdictions, and of registration and qualification of the Trust under all other laws applicable to the Trust or its business activities (including registering the Trust as a broker-dealer, or any officer of the Trust or any person as agent or salesman of the Trust in any state);

     l. Issue and Redemption of Trust Shares. All expenses incurred in connection with the issue, redemption, and transfer of Trust shares, including the expense of confirming all share transactions, and of preparing and transmitting certificates for shares of beneficial interest in the Trust;

     m. Bonding and Insurance. All expenses of bond, liability and other insurance coverage required by law or regulation or deemed advisable by the Trust's Trustees including, without limitation, such bond, liability and other insurance expense that may from time to time be allocated to the Trust in a manner approved by its Trustees;

     n. Brokerage Commissions. All brokers' commissions and other charges incident to the purchase, sale, or lending of the Trust's portfolio securities;

     o. Taxes. All taxes or governmental fees payable by or with respect to the Trust to federal, state, or other governmental agencies, domestic or foreign, including stamp or other transfer taxes, and all expenses incurred in the preparation of tax returns;

     p. Trade Association Fees. All fees, dues, and other expenses incurred in connection with the Trust's membership in any trade association or other investment organization; and

     q. Nonrecurring and Extraordinary Expenses. Such nonrecurring expenses as may arise, including the costs of actions, suits, or proceedings to which the Trust is, or is threatened to be made, a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its Trustees, officers, agents and shareholders.

4. COMPENSATION OF ADVISER

   The Adviser will pay the Subadviser with respect to each Fund the compensation specified in Appendix A to this Agreement (the "Compensation").

5. NON-EXCLUSIVITY

   The services of the Adviser to the Trust are not to be deemed to be exclusive, and the Adviser shall be free to render investment advisory or other services to others (including other investment companies) and to engage in other activities. It is understood and agreed that the directors, officers, and employees of the Adviser are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors, trustees or employees of any other firm or corporation, including other investment companies.

6. SUPPLEMENTAL ARRANGEMENTS

   The Adviser may enter into arrangements with other persons affiliated with the Adviser to better enable it to fulfill its obligations under this Agreement for the provision of certain personnel and facilities to the Adviser.

7. CONFLICTS OF INTEREST

   It is understood that Trustees, officers, agents and shareholders of the Trust are or may be interested in the Adviser as directors, officers, stockholders, or otherwise; that directors, officers, agents and stockholders of the Adviser are or may be interested in the Trust as Trustees, officers, shareholders or otherwise; that the Adviser may be interested in the Trust; and that the existence of any such dual interest shall not affect the validity hereof or of any transactions hereunder except as otherwise provided in the Agreement and Declaration of Trust of the Trust and the Articles of Incorporation of the Adviser, respectively, or by specific provision of applicable law.

8. REGULATION

   The Adviser shall submit to all regulatory and administrative bodies having jurisdiction over the services provided pursuant to this Agreement any information, reports or other material which any such body by reason of this Agreement may request or require pursuant to applicable laws and regulations. The Adviser will comply in all material respects with Rule 17j-1 under the Investment Company Act.

9. DURATION AND TERMINATION OF AGREEMENT

   Unless sooner terminated, this Agreement will continue in effect for a period more than two years from the date of its execution only so long as such continuance is specifically approved at least annually either by the Trustees of the Trust or by a majority of the outstanding voting securities of each of the Portfolios, provided that in either event such continuance shall also be approved by the vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the Investment Company Act) of any party to this Agreement cast in person at a meeting called for the purpose of voting on such approval.

   This Agreement may be terminated at any time, without the payment of any penalty, by the Trustees of the Trust, by the vote of a majority of the outstanding voting securities of the Trust, or with respect to any Fund by the vote of a majority of the outstanding voting securities of such Fund, on sixty days' written notice to the Adviser, or by the Adviser on sixty days' written notice to the Trust. This Agreement will automatically terminate, without the payment of any penalty, in the event of its assignment (as defined in the Investment Company Act).

10. PROVISION OF CERTAIN INFORMATION BY ADVISER

   The Adviser will promptly notify the Trust in writing of the occurrence of any of the following events:

     a. the Adviser fails to be registered as an investment adviser under the Investment Advisers Act or under the laws of any jurisdiction in which the Adviser is required to be registered as an investment adviser in order to perform its obligations under this Agreement;

     b. the Adviser is served or otherwise receives notice of any action, suit, proceeding, inquiry or investigation, at law or in equity, before or by any court, public board or body, involving the affairs of the Trust; and

     c. the chief executive officer or controlling stockholder of the Adviser or the portfolio manager of any Fund changes.

11. AMENDMENTS TO THE AGREEMENT

   This Agreement may be amended by the parties only if such amendment is specifically approved by the vote of a majority of the outstanding voting securities of each of the Funds affected by the amendment and by the vote of a majority of the Trustees of the Trust who are not interested persons of any party to this Agreement cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval shall be effective with respect to any Fund if a majority of the outstanding voting securities of the series of shares of that Fund vote to approve the amendment, notwithstanding that the amendment may not have been approved by a majority of the outstanding voting securities of (a) any other Fund affected by the amendment or (b) all the Funds of the Trust.

12. ENTIRE AGREEMENT

   This Agreement contains the entire understanding and agreement of the parties.

13. HEADINGS

   The headings in the sections of this Agreement are inserted for convenience of reference only and shall not constitute a part hereof.

14. NOTICES

   All notices required to be given pursuant to this Agreement shall be delivered or mailed to the last known business address of the Trust or Adviser in person or by registered mail or a private mail or delivery service providing the sender with notice of receipt. Notice shall be deemed given on the date delivered or mailed in accordance with this section.

15. SEVERABILITY

   Should any portion of this Agreement for any reason be held to be void in law or in equity, the Agreement shall be construed, insofar as is possible, as if such portion had never been contained herein.

16. GOVERNING LAW

   The provisions of this Agreement shall be construed and interpreted in accordance with the laws of The Commonwealth of Massachusetts, or any of the applicable provisions of the Investment Company Act. To the extent that the laws of The Commonwealth of Massachusetts, or any of the provisions in this Agreement, con-flict with applicable provisions of the Investment Company Act, the latter shall control.

17. LIMITATION OF LIABILITY

   The Declaration of Trust establishing the Trust, dated September 29, 1988, as amended and restated February 18, 1994, a copy of which, together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of The Commonwealth of Massachusetts, provides that the name "North American Funds" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property, for the satisfaction of any obligation or claim, in connection with the affairs of the Trust or any Fund thereof, but only the assets belonging to the Trust, or to the particular Fund with which the obligee or claimant dealt, shall be liable.

   IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed under seal by their duly authorized officers as of the date first mentioned above.

                                          North American Funds

                                          By: _________________________________

                                          American General Asset Management
                                           Corp.

                                          By: _________________________________

                                                                      EXHIBIT II

                      Agreement and Plan of Reorganization

                         Dated as of September 28, 2001

                               TABLE OF CONTENTS

                                                                       Page No.
                                                                       --------
1. Defined Terms; Sections and Exhibits; Miscellaneous Terms..........     2
  a. Definitions......................................................     2
  b. Use of Defined Terms.............................................     5
  c. Sections and Exhibits............................................     5
  d. Miscellaneous Terms..............................................     5
2. The Reorganization(s)..............................................     5
  a. Transfer of Assets...............................................     5
  b. Assumption of Liabilities........................................     6
  c. Issuance and Valuation of Corresponding Shares in the
     Reorganization...................................................     6
  d. Distribution of Corresponding Shares to the Acquired Fund
     Shareholders.....................................................     6
  e. Interest; Proceeds...............................................     6
  f. Valuation Time...................................................     6
  g. Evidence of Transfer.............................................     6
  h. Termination......................................................     6
  i. Separate Agreements; Reorganizations Not Conditioned on One
     Another..........................................................     6
3. Representations and Warranties of the Acquired Fund................     7
  a. Formation and Qualification......................................     7
  b. Licenses.........................................................     7
  c. Authority........................................................     7
  d. Financial Statements.............................................     7
  e. Semi-Annual Report to Shareholders...............................     7
  f. Prospectus and Statement of Additional Information...............     7
  g. Litigation.......................................................     8
  h. Material Contracts...............................................     8
  i. No Conflict......................................................     8
  j. Undisclosed Liabilities..........................................     8
  k. Taxes............................................................     8
  l. Assets...........................................................     8
  m. Consents.........................................................     8
  n. N-14 Registration Statement......................................     8
  o. Capitalization...................................................     9
  p. Books and Records................................................     9
4. Representations and Warranties of the Acquiring Fund...............     9
  a. Formation and Qualification......................................     9
  b. Licenses.........................................................     9
  c. Authority........................................................     9
  d. Financial Statements.............................................    10
  e. Semi-Annual Report to Stockholders...............................    10
  f. Prospectuses and Statements of Additional Information............    10
  g. Litigation.......................................................    10
  h. Material Contracts...............................................    10
  i. No Conflict......................................................    10
  j. Undisclosed Liabilities..........................................    10
  k. Taxes............................................................    11
  l. Consents.........................................................    11
  m. N-l4 Registration Statement......................................    11
  n. Capitalization...................................................    11
  o. Corresponding Shares.............................................    11
5. Covenants of the Acquired Fund and the Acquiring Fund..............    11
  a. Special Shareholders' Meeting....................................    11
  b. Unaudited Financial Statements...................................    12
  c. Share Ledger Records of the Acquiring Fund.......................    12

                                                                       Page No.
                                                                       --------
  d. Conduct of Business..............................................    12
  e. Termination of the Acquired Fund.................................    12
  f. Filing of N-14 Registration Statement............................    12
  g. Corresponding Shares.............................................    12
  h. Tax Returns......................................................    12
  i. Combined Proxy Statement and Prospectus Mailing..................    13
  j. Confirmation of Tax Basis........................................    13
  k. Shareholder List.................................................    13
  l. Class I Shares...................................................    13
6. Closing Date.......................................................    13
7. Conditions of the Acquired Fund....................................    13
  a. Representations and Warranties...................................    13
  b. Performance......................................................    14
  c. Shareholder Approval.............................................    14
  d. Approval of Board of Trustees....................................    14
  e. Deliveries by the Acquiring Fund.................................    14
  f. No Material Adverse Change.......................................    15
  g. Absence of Litigation............................................    15
  h. Proceedings and Documents........................................    15
  i. N-14 Registration Statement; Acquiring Fund Post-Effective
     Amendment........................................................    15
  j. Compliance with Laws; No Adverse Action or Decision..............    15
  k. Commission Orders or Interpretations.............................    15
8. Conditions of the Acquiring Fund...................................    15
  a. Representations and Warranties...................................    15
  b. Performance......................................................    15
  c. Shareholder Approval.............................................    16
  d. Approval of Board of Trustees....................................    16
  e. Deliveries by the Acquired Fund..................................    16
  f. No Material Adverse Change.......................................    16
  g. Absence of Litigation............................................    16
  h. Proceedings and Documents........................................    16
  i. N-l4 Registration Statement; Acquiring Fund Post-Effective
     Amendment........................................................    16
  j. Compliance with Laws; No Adverse Action or Decision..............    16
  k. Commission Orders or Interpretations.............................    17
  l. Dividends........................................................    17
9. Termination, Postponement and Waivers..............................    17
  a. Termination of Agreement.........................................    17
  b. Commission Order.................................................    17
  c. Effect of Termination............................................    17
  d. Waivers; Non-Material Changes....................................    18
10. Survival of Representations and Warranties........................    18
11. Other Matters.....................................................    18
  a. Obligations......................................................    18
  b. Further Assurances...............................................    18
  c. Notices..........................................................    18
  d. Entire Agreement.................................................    19
  e. Amendment........................................................    19
  f. Governing Law....................................................    19
  g. Assignment.......................................................    19
  h. Costs of the Reorganization......................................    19
  i. Severability.....................................................    19
  j. Headings.........................................................    19
  k. Counterparts.....................................................    19

                      AGREEMENT AND PLAN OF REORGANIZATION

   THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the 28th day of September 2001, by and between NORTH AMERICAN FUNDS, a Massachusetts business trust, on behalf of each Acquired Fund (as defined herein), each a separate investment portfolio of North American Funds, and SUNAMERICA EQUITY FUNDS, a Massachusetts business trust, on behalf of each Acquiring Fund (as defined herein), each a separate investment portfolio of SunAmerica Equity Funds.

                            PLANS OF REORGANIZATION

   WHEREAS, this Agreement constitutes a separate agreement and plan of reorganization between North American Funds on behalf of each of its separate investment portfolios (each an "Acquired Fund," and collectively, the "Acquired Funds") and SunAmerica Equity Funds on behalf of each of its separate investment portfolios (each an "Acquiring Fund" and collectively, the "Acquiring Funds") set forth below:

Acquired Fund:                               Acquiring Fund:
--------------                               ---------------
Balanced Fund (the "NAF Balanced Fund")      SunAmerica Balanced Assets Fund (the
                                              "SunAmerica Balanced Fund")

Large Cap Growth Fund (the "NAF Large Cap    SunAmerica Blue Chip Growth Fund (the
 Growth Fund")                                "SunAmerica Blue Chip Fund")

Growth & Income Fund (the "NAF Growth &      SunAmerica Growth and Income Fund (the
 Income Fund")                                "SunAmerica Growth and Income Fund")

Mid Cap Growth Fund (the "NAF Mid Cap        SunAmerica Growth Opportunities Fund (the
 Growth Fund")                                "SunAmerica Opportunities Fund")

   WHEREAS, each Acquired Fund owns securities that generally are assets of the character in which the respective Acquiring Fund is permitted to invest;

   WHEREAS, each reorganization will consist of (i) the acquisition of an Acquired Fund's Assets (as defined herein), and assumption of that Acquired Fund's Assumed Liabilities (as defined herein), by the respective Acquiring Fund solely in exchange for an aggregate value of newly issued shares of beneficial interest, $.01 par value per share, of such Acquiring Fund (the "Shares"), equal to the net asset value of such Acquired Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by that Acquired Fund of the Shares to its shareholders in liquidation of the Acquired Fund, all upon and subject to the terms hereinafter set forth (each a "Reorganization" and collectively the "Reorganizations");

   WHEREAS, in the course of each Reorganization, Shares of an Acquiring Fund will be issued to an Acquired Fund and distributed to the shareholders thereof as follows: each holder, if any, of Class A, Class B, Class C and Institutional Class I shares of an Acquired Fund will be entitled to receive Class A, Class B, Class II and Class I Shares, respectively (the "Corresponding Shares"), of the respective Acquiring Fund on the Closing Date (as defined herein);

   WHEREAS, the aggregate net asset value of the Corresponding Shares to be received by each shareholder of an Acquired Fund will equal the aggregate net asset value of the respective Acquired Fund shares owned by such shareholder as of the Valuation Time (as defined herein);

   WHEREAS, it is intended that each Reorganization described herein shall be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision and the parties intend, by executing this Agreement, to adopt a plan of reorganization within the meaning of Section 368(a) of the Code; and

   WHEREAS, the consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization.

                                   AGREEMENT

   NOW, THEREFORE, in order to consummate each Reorganization and in consideration of the premises and the covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and adequacy of which are hereby acknowledged, and intending to be legally bound, each Acquired Fund and Acquiring Fund hereby agree as follows:

1. Defined Terms; Sections and Exhibits; Miscellaneous Terms.

   a. Definitions. As used herein the following terms have the following respective meanings:

     "Acquired Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Acquired Fund" shall refer to the NAF Balanced Fund in respect of the Balanced Funds Reorganization, the NAF Large Cap Growth Fund in respect of the Large Cap Growth Funds Reorganization, the NAF Growth & Income Fund in respect of the Growth and Income Funds Reorganization, and the NAF Mid Cap Growth Fund in respect of the Mid Cap Growth Funds Reorganization.

     "Acquiring Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Acquiring Fund" shall refer to the SunAmerica Balanced Fund in respect of the Balanced Funds Reorganization, the SunAmerica Blue Chip Fund in respect of the Large Cap Growth Funds Reorganization, the SunAmerica Growth and Income Fund in respect of the Growth and Income Funds Reorganization, and the SunAmerica Opportunities Fund in respect of the Mid Cap Growth Funds Reorganization.

     "Acquiring Fund Post-Effective Amendment" has the meaning ascribed thereto in Section 5(l) hereof.

     "Agreement" has the meaning ascribed thereto in the introduction hereof.

     "Assets" has the meaning ascribed thereto in Section 2(a) hereof. For purposes of this Agreement, the term "Assets" shall refer to Assets of (i) the NAF Balanced Fund in the case of the Balanced Funds Reorganization,
  (ii) the NAF Large Cap Growth Fund in the case of the Large Cap Growth Funds Reorganization, (iii) the NAF Growth & Income Fund in the case of the Growth and Income Funds Reorganization, and (iv) the NAF Mid Cap Growth Fund in the case of the Mid Cap Growth Funds Reorganization.

     "Assumed Liabilities" has the meaning ascribed thereto in Section 2(b) hereof. For purposes of this Agreement, the term "Assumed Liabilities" shall refer to the Assumed Liabilities of (i) the NAF Balanced Fund in the case of the Balanced Funds Reorganization, (ii) the NAF Large Cap Growth Fund in the case of the Large Cap Growth Funds Reorganization, (iii) the NAF Growth & Income Fund in the case of the Growth and Income Funds Reorganization, and (iv) the NAF Mid Cap Growth Fund in the case of the Mid Cap Growth Funds Reorganization.

     "Balanced Funds Reorganization" consists of (i) the acquisition of the NAF Balanced Fund's Assets, and assumption of the NAF Balanced Fund's Assumed Liabilities, by the SunAmerica Balanced Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica Balanced Fund, equal to the net asset value of the NAF Balanced Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the NAF Balanced Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the NAF Balanced Fund in liquidation of the NAF Balanced Fund.

     "Closing Date" has the meaning ascribed thereto in Section 6 hereof.

     "Code" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "Commission" shall mean the Securities and Exchange Commission.

     "Corresponding Shares" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Corresponding Shares" shall refer to the Corresponding Shares of (i) the SunAmerica Balanced Fund in the case of the Balanced Funds Reorganization,
  (ii) the SunAmerica Blue Chip Fund in the case of the Large Cap Growth Funds Reorganization, (iii) the SunAmerica Growth and Income Fund in the case of the Growth and Income Funds Reorganization, and (iv) the SunAmerica Opportunities Fund in the case of the Mid Cap Growth Funds Reorganization.

     "Exchange Act" shall mean the Securities Exchange Act of 1934, as amended.

     "Governmental Authority" shall mean any governmental or quasi-governmental authority, including, without limitation, any Federal, state, territorial, county, municipal or other governmental or quasi-governmental agency, board, branch, bureau, commission, court, arbitral body, department or other instrumentality or political unit or subdivision, whether domestic or foreign.

     "Growth and Income Funds Reorganization" consists of (i) the acquisition of the NAF Growth & Income Fund's Assets, and assumption of the NAF Growth & Income Fund's Assumed Liabilities, by the SunAmerica Growth and Income Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica Growth and Income Fund, equal to the net asset value of the NAF Growth & Income Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the NAF Growth & Income Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the NAF Growth & Income Fund in liquidation of the NAF Growth & Income Fund.

     "Investment Company Act" shall mean the Investment Company Act of 1940, as amended.

     "Investments" shall mean, with respect to any Person, (i) the investments of such Person shown on the schedule of its investments as of the date set forth therein, with such additions thereto and deletions therefrom as may have arisen in the course of such Person's business up to such date; and (ii) all other assets owned by such Person or liabilities incurred as of such date.

     "Large Cap Growth Funds Reorganization" consists of (i) the acquisition of the NAF Large Cap Growth Fund's Assets, and assumption of the NAF Large Cap Growth Fund's Assumed Liabilities, by the SunAmerica Blue Chip Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica Blue Chip Fund, equal to the net asset value of the NAF Large Cap Growth Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the NAF Large Cap Growth Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the NAF Large Cap Growth Fund in liquidation of the NAF Large Cap Growth Fund.

     "Licenses" has the meaning ascribed thereto in Section 3(b) hereof.

     "Lien" shall mean any security agreement, financing statement (whether or not filed), mortgage, lien (statutory or otherwise), charge, pledge, hypothecation, conditional sales agreement, adverse claim, title retention agreement or other security interest, encumbrance, restriction, deed of trust, indenture, option, limitation, exception to or other title defect in or on any interest or title of any vendor, lessor, lender or other secured party to or of such Person under any conditional sale, lease, consignment or bailment given for security purposes, trust receipt or other title retention agreement with respect to any property or asset of such Person, whether direct, indirect, accrued or contingent.

     "Majority Shareholder Vote" shall mean the lesser of (i) more than 50% of the outstanding shares of the Acquired Fund and (ii) 67% or more of the shares of the Acquired Fund represented at the special shareholders' meeting referenced in Section 5(a) hereof if more than 50% of such shares are represented.

     "Material Adverse Effect" shall mean, with respect to any Person, any event, circumstance or condition that, individually or when aggregated with all other similar events, circumstances or conditions could reasonably be expected to have, or has had, a material adverse effect on: (i) the business, property, operations, condition (financial or otherwise), results of operations or prospects of such Person or (ii) the ability of such Person to consummate the transactions contemplated hereunder in the manner contemplated hereby, other than, in each case, any change relating to the economy or securities markets in general.

     "Mid Cap Growth Funds Reorganization" consists of (i) the acquisition of the NAF Mid Cap Growth Fund's Assets, and assumption of the NAF Mid Cap Growth Fund's Assumed Liabilities, by the SunAmerica Opportunities Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica Opportunities Fund, equal to the net asset value of the NAF Mid Cap Growth Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the NAF Mid Cap Growth Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the NAF Mid Cap Growth Fund in liquidation of the NAF Mid Cap Growth Fund.

     "NAF Balanced Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "NAF Growth & Income Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "NAF Large Cap Growth Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "NAF Mid Cap Growth Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "North American Funds Declaration of Trust" shall mean the Amended and Restated Agreement and Declaration of Trust of North American Funds dated as of February 18, 1994, as amended or supplemented from time to time.

     "North American Funds Prospectuses" shall mean the prospectuses relating to the Acquired Funds each dated March 1, 2001, in each case as amended or supplemented.

     "North American Funds Statement of Additional Information" shall mean the statement of additional information relating to the Acquired Funds, dated March 1, 2001, as amended or supplemented.

     "N-l4 Registration Statement" has the meaning ascribed thereto in
  Section 3(n) hereof.

     "Permitted Liens" shall mean, with respect to any Person, any Lien arising by reason of (i) taxes, assessments, governmental charges or claims that are either not yet delinquent, or being contested in good faith for which adequate reserves have been recorded, (ii) the Federal or state securities laws, and (iii) imperfections of title or encumbrances as do not materially detract from the value or use of the Assets or materially affect title thereto.

     "Person" shall mean any individual, corporation, limited liability company, limited or general partnership, joint venture, association, joint stock company, trust, unincorporated organization, or government or any agency or political subdivision thereof.

     "Reorganization" has the meaning ascribed thereto in the second paragraph under the heading "Plans of Reorganization" hereof. For purposes of this Agreement, the term "Reorganization" shall refer to the Balanced Funds Reorganization, the Large Cap Growth Funds Reorganization, the Growth and Income Funds Reorganization or the Mid Cap Growth Funds Reorganization, as the context requires.

     "RICs" has the meaning ascribed thereto in Section 3(b) hereof.

     "Rule 17a-8(a)" shall mean Rule 17a-8(a) under the Investment Company
  Act.

     "S&S" shall mean Shearman & Sterling, counsel to SunAmerica Equity Funds and the Acquiring Funds.

     "Section 17 Order" shall mean an order obtained from the Commission pursuant to Section 17(b) of the Investment Company Act to exempt consummation of a Reorganization from the prohibitions of Section 17(a) of such Act.

     "Securities Act" shall mean the Securities Act of 1933, as amended.

     "Shares" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "SunAmerica Balanced Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "SunAmerica Blue Chip Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "SunAmerica Equity Funds Declaration of Trust" shall mean the Declaration of Trust of SunAmerica Equity Funds, dated as of June 18, 1986, as amended or supplemented from time to time.

     "SunAmerica Equity Funds Prospectuses" shall mean the prospectus relating to the Acquiring Funds, dated January 29, 2001 and the preliminary prospectus contained in the Acquiring Fund Post-Effective Amendment in the case of Class I Shares, in each case as amended or supplemented.

     "SunAmerica Equity Funds Statements of Additional Information" shall mean the statement of additional information relating to the Acquiring Funds, dated January 29, 2001, and the preliminary statement of additional information contained in the Acquiring Fund Post-Effective Amendment in the case of Class I Shares, in each cases as amended or supplemented.

     "SunAmerica Growth and Income Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "SunAmerica Opportunities Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "Valuation Time" has the meaning ascribed thereto in Section 2(f) hereof.

   b. Use of Defined Terms. Any defined term used in the plural shall refer to all members of the relevant class, and any defined term used in the singular shall refer to any one or more of the members of the relevant class. The use of any gender shall be applicable to all genders.

   c. Sections and Exhibits. References in this Agreement to Sections, Exhibits and Schedules are to Sections, Exhibits and Schedules of and to this Agreement. The Exhibits and Schedules to this Agreement are hereby incorporated herein by this reference as if fully set forth herein.

   d. Miscellaneous Terms. The term "or" shall not be exclusive. The terms "herein," "hereof," "hereto," "hereunder" and other terms similar to such terms shall refer to this Agreement as a whole and not merely to the specific article, section, paragraph or clause where such terms may appear. The term "including" shall mean "including, but not limited to."

2. The Reorganization(s).

   a. Transfer of Assets. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund shall purchase, acquire and accept from the Acquired Fund, free and clear of all Liens (other than Permitted Liens), all of the property and assets (including cash, securities, commodities, interests in futures and dividends, any deferred or prepaid expenses and interest accrued on debt instruments, in each case as of the Valuation Time) owned by the Acquired Fund (as to each Acquired Fund, such assets are collectively referred to herein as the "Assets").

   b. Assumption of Liabilities. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquiring Fund will assume and agree to pay, perform and discharge when due all of the obligations and liabilities of the Acquired Fund then existing, whether absolute, accrued, contingent or otherwise (as to each Acquired Fund, such liabilities are collectively referred to herein as the "Assumed Liabilities").

   c. Issuance and Valuation of Corresponding Shares in the Reorganization. Full Corresponding Shares, and to the extent necessary, a fractional Corresponding Share, of an aggregate net asset value equal to the net asset value of the Assets (after deducting the Assumed Liabilities) acquired by the Acquiring Fund hereunder, determined as hereinafter provided shall be issued by the Acquiring Fund to the Acquired Fund in exchange for such Assets. The net asset value of each of the Acquired Fund's Assets and the Acquiring Fund's Corresponding Shares shall be determined in accordance with the procedures described in the SunAmerica Equity Funds Prospectuses and the SunAmerica Equity Funds Statements of Additional Information as of the Valuation Time. Such valuation and determination shall be made by the Acquiring Fund in cooperation with the Acquired Fund.

   d. Distribution of Corresponding Shares to the Acquired Fund
Shareholders. Pursuant to this Agreement, as soon as practicable after the Valuation Time, the Acquired Fund will distribute all Corresponding Shares received by it from the Acquiring Fund in connection with the Reorganization to its shareholders in proportion to such shareholders' interest in the Acquired Fund. Such distribution shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

   e. Interest; Proceeds. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest or proceeds it receives on or after the Closing Date with respect to its Assets.

   f. Valuation Time. (i) The Valuation Time shall be the close of the New York Stock Exchange (generally 4:00 P.M., New York time) on November 9, 2001, or such earlier or later day and time as may be mutually agreed upon in writing between the parties hereto (the "Valuation Time").

   (ii) In the event that at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the close of the New York Stock Exchange on the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

   g. Evidence of Transfer. The Acquiring Fund and the Acquired Fund will jointly file any instrument as may be required by the Commonwealth of Massachusetts to effect the transfer of the Assets to the Acquiring Fund.

   h. Termination. The Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following the consummation of the applicable Reorganization by making any required filings with the Commonwealth of Massachusetts, as provided in Section 5(e) hereof.

   i. Separate Agreements; Reorganizations Not Conditioned on One Another. Each of the respective parties hereto hereby agrees that this Agreement shall constitute a separate agreement and plan of reorganization as to each of (i) the Balanced Funds Reorganization, (ii) the Large Cap Growth Funds Reorganization, (iii) the Growth and Income Funds Reorganization, and (iv) the Mid Cap Growth Funds Reorganization. The parties further agree that the consummation of one Reorganization shall not be conditioned on the consummation of any other Reorganization.

3. Representations and Warranties of the Acquired Fund.

   The Acquired Fund represents and warrants to the Acquiring Fund as follows:

   a. Formation and Qualification. The Acquired Fund is a separate investment portfolio of North American Funds, a business trust duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts, and the Acquired Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. North American Funds is duly qualified, registered or licensed to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquired Fund.

   b. Licenses. The Acquired Fund (or North American Funds on behalf of the Acquired Fund) holds all permits, consents, registrations, certificates, authorizations and other approvals (collectively, "Licenses") required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquired Fund. North American Funds is duly registered under the Investment Company Act as an open-end management investment company (File No. 811-05797), and such registration has not been suspended, revoked or rescinded and is in full force and effect. The Acquired Fund has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify for its current taxable year.

   c. Authority. North American Funds, on behalf of the Acquired Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquired Fund and no other proceedings on the part of North American Funds or the Acquired Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby, except for the approval of the Acquired Fund shareholders as provided in Section 7(c) hereof. This Agreement has been duly and validly executed by North American Funds, on behalf of the Acquired Fund, and, subject to receipt of the requisite shareholder approval, and assuming due authorization, execution and delivery of this Agreement by the Acquiring Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

   d. Financial Statements. The Acquiring Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquired Fund, each as of October 31, 2000, said financial statements having been audited by PricewaterhouseCoopers LLP, independent public accountants. Such audited financial statements fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   e. Semi-Annual Report to Shareholders. The Acquiring Fund has been furnished with the Acquired Fund's Semi-Annual Report to Shareholders for the six months ended April 30, 2001, and the unaudited financial statements appearing therein fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   f. Prospectuses and Statement of Additional Information. The Acquiring Fund has been furnished with the North American Funds Prospectuses and the North American Funds Statement of Additional Information, and insofar as they relate to the Acquired Fund, said Prospectuses and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

   g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund. The Acquired Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund.

   h. Material Contracts. There are no material contracts outstanding to which North American Funds on behalf of the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement, the North American Funds Prospectuses or the North American Funds Statement of Additional Information.

   i. No Conflict. The execution and delivery of this Agreement by North American Funds on behalf of the Acquired Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) North American Funds' Declaration of Trust or by-laws, each as amended, supplemented and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which North American Funds on behalf of the Acquired Fund is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquired Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquired Fund.

   j. Undisclosed Liabilities. The Acquired Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business since April 30, 2001, and those incurred in connection with the Reorganization.

   k. Taxes. The Acquired Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

   l. Assets. The Acquired Fund has good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens. The Acquired Fund is the direct sole and exclusive owner of the Assets. At the Closing Date, upon consummation of the transactions contemplated hereby, the Acquiring Fund will have good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens.

   m. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquired Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico), (ii) a Majority Shareholder Vote, and
(iii) if necessary, receipt of a Section 17 Order.

   n. N-14 Registration Statement. The registration statement filed, or to be filed, by SunAmerica Equity Funds on Form N-14 relating to the Corresponding Shares to be issued pursuant to this Agreement, which includes the proxy statement of the Acquired Fund and the prospectus of the Acquiring Fund with respect to the transactions contemplated hereby, and any supplement or amendment thereto or to the documents therein

(as amended and supplemented, the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquired Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

   o. Capitalization. Under the Declaration of Trust of North American Funds, the Acquired Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.001 per share, divided into four classes designated Class A, Class B, Class C and Institutional Class I shares. All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B shares of the Acquired Fund to automatically convert to Class A shares of the Acquired Fund eight years after the purchase thereof, or (ii) in connection with any automatic dividend reinvestment plan available to the Acquired Fund shareholders, there are no options warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquired Fund to issue any of its shares or securities convertible into its shares.

   p. Books and Records. The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

4. Representations and Warranties of the Acquiring Fund.

   The Acquiring Fund represents and warrants to the Acquired Fund as follows:

   a. Formation and Qualification. The Acquiring Fund is a separate investment portfolio of SunAmerica Equity Funds, a business trust duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts, and the Acquiring Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. SunAmerica Equity Funds is duly qualified, registered or licensed as a foreign corporation to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquiring Fund.

   b. Licenses. The Acquiring Fund (or SunAmerica Equity Funds on behalf of the Acquiring Fund) holds all Licenses required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquiring Fund. SunAmerica Equity Funds is duly registered under the Investment Company Act as an open-end management investment company (File No. 811-4801), and such registration has not been revoked or rescinded and is in full force and effect. The Acquiring Fund has elected and qualified for the special tax treatment afforded to RICs under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify both until consummation of the Reorganization and thereafter.

   c. Authority. SunAmerica Equity Funds, on behalf of the Acquiring Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquiring Fund and no other proceedings on the part of the Acquiring Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby. This Agreement has been duly and validly executed by SunAmerica Equity

Funds, on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery of this Agreement by the Acquired Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

   d. Financial Statements. The Acquired Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquiring Fund, each as of September 30, 2000, said financial statements having been audited by Ernst & Young LLP, independent public accountants. Such audited financial statements fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   e. Semi-Annual Report to Stockholders. The Acquired Fund has been furnished with the Acquiring Fund's Semi-Annual Report to Stockholders for the six months ended March 31, 2001, and the unaudited financial statements appearing therein fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   f. Prospectuses and Statements of Additional Information. The Acquired Fund has been furnished with the SunAmerica Equity Funds Prospectuses and the SunAmerica Equity Funds Statements of Additional Information, and insofar as they relate to the Acquiring Fund, said Prospectuses and Statements of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

   g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund.

   h. Material Contracts. There are no material contracts outstanding to which SunAmerica Equity Funds on behalf of the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement, the SunAmerica Equity Funds Prospectus, or the SunAmerica Equity Funds Statement of Additional Information.

   i. No Conflict. The execution and delivery of this Agreement by SunAmerica Equity Funds on behalf of the Acquiring Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the SunAmerica Equity Funds Declaration of Trust or by-laws, each as amended, supplemented and in effect as of the date hereof,
(ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which SunAmerica Equity Funds on behalf of the Acquiring Fund is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquiring Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquiring Fund.

   j. Undisclosed Liabilities. The Acquiring Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business as an investment company since March 31, 2001 and those incurred in connection with the Reorganization.

   k. Taxes. The Acquiring Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing, and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

   l. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquiring Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act, or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico), (ii) such actions as shall be necessary to have the Acquiring Fund establish and offer Class I shares, and (iii) if necessary, receipt of a Section 17 Order.

   m. N-l4 Registration Statement. The N-14 Registration Statement, on its effective date, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquiring Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

   n. Capitalization. Under the Declaration of Trust of SunAmerica Equity Funds, the Acquiring Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, divided into four classes, designated Class A, Class B, Class II and Class Z (in the case of the SunAmerica Growth and Income Fund). All issued and outstanding shares of the Acquiring Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B shares of the Acquiring Fund to automatically convert to Class A shares of the Acquiring Fund approximately eight years after the purchase thereof or (ii) in connection with any automatic dividend reinvestment plan available to the Acquiring Fund shareholders, there are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquiring Fund to issue any of its shares or securities convertible into its shares.

   o. Corresponding Shares.

     i. The Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund and subsequently distributed by the Acquired Fund to its shareholders as provided in this Agreement have been, or in the case of Class I Shares will be, duly and validly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

     ii. At or prior to the Closing Date, the Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquiring Fund presently are qualified, and there are a sufficient number of such shares registered under the Securities Act, the Investment Company Act and with each pertinent state securities commission to permit the Reorganization to be consummated.

5. Covenants of the Acquired Fund and the Acquiring Fund.

   a. Special Shareholders' Meeting. The Acquired Fund agrees to call a special meeting of its shareholders to be held as soon as practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement and to take all other action necessary to obtain shareholder approval of the transactions contemplated herein.

   b. Unaudited Financial Statements.

     i. The Acquired Fund hereby agrees to furnish or cause its agents to furnish to the Acquiring Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquired Fund with values determined in accordance with
  Section 2(c) hereof and an unaudited schedule of Investments of the Acquired Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     ii. The Acquiring Fund hereby agrees to furnish or cause its agents to furnish to the Acquired Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquiring Fund with values determined in accordance with
  Section 2(c) hereof and an unaudited schedule of Investments of the Acquiring Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   c. Share Ledger Records of the Acquiring Fund. The Acquiring Fund agrees, as soon as practicable after the Valuation Time, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Fund in connection with the distribution of Corresponding Shares by the Acquired Fund to such shareholders in accordance with Section 2(d) hereof.

   d. Conduct of Business. The Acquired Fund and the Acquiring Fund each covenants and agrees to operate its respective business in the ordinary course as presently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

   e. Termination of the Acquired Fund. North American Funds agrees that as soon as practicable following the consummation of the Reorganization, it will terminate the existence of the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts and any other applicable law.

   f. Filing of N-14 Registration Statement. SunAmerica Equity Funds, on behalf of the Acquiring Fund, will file or cause its agents to file the N-14 Registration Statement with the Commission and will use its best efforts to cause the N-14 Registration Statement to become effective as promptly as practicable after the filing thereof. The Acquired Fund and the Acquiring Fund agree to cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the Securities Act, the Exchange Act, the Investment Company Act, and the rules and regulations thereunder and the state securities or blue sky laws (if applicable).

   g. Corresponding Shares. The Acquired Fund will not sell or otherwise dispose of any of the Corresponding Shares to be received by it from the Acquiring Fund in connection with the Reorganization, except in distribution to the shareholders of the Acquired Fund in accordance with the terms hereof.

   h. Tax Returns. The Acquired Fund and the Acquiring Fund each agrees that by the Closing Date all of its Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such taxes. In connection with this provision, the Acquiring Fund and the Acquired Fund agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes.

   i. Combined Proxy Statement and Prospectus Mailing. The Acquired Fund agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects (except as to information therein relating to the Acquiring Fund) with the applicable provisions of Section 14(a) of the Exchange Act and Section 20(a) of the Investment Company Act, and the rules and regulations promulgated thereunder.

   j. Confirmation of Tax Basis. The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmations or other adequate evidence as to the tax basis of each of the Assets delivered to the Acquiring Fund hereunder.

   k. Shareholder List. As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of shares of the Acquired Fund owned by each such shareholder as of such date, certified to the best of its knowledge and belief by the transfer agent or by North American Funds on behalf of the Acquired Fund.

   l. Class I Shares. SunAmerica Equity Funds, on behalf of the Acquiring Fund, shall (i) cause a post-effective amendment to its Registration Statement on Form N-1A (the "Acquiring Fund Post-Effective Amendment") to be filed with the Commission in a timely fashion to register the Class I Shares of the Acquiring Fund for sale under the Securities Act prior to the Closing Date, and (ii) prior to the Closing Date, amend the Acquiring Fund's plan under Rule 18f-3 under the Investment Company Act to reflect the addition of such Class I Shares and take such other steps as may be necessary to establish a new class of shares of the Acquiring Fund.

6. Closing Date.

   The closing of the transactions contemplated by this Agreement shall be at the offices of Shearman & Sterling, 599 Lexington Avenue, New York, NY 10022 after the close of the New York Stock Exchange on November 9, 2001, or at such other place, time and date agreed to by the Acquired Fund and the Acquiring Fund. The date and time upon which such closing is to take place shall be referred to herein as the "Closing Date." To the extent that any Assets, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Assets to be transferred to the Acquiring Fund's custody account with State Street Bank and Trust Company at the earliest practicable date thereafter.

7. Conditions of the Acquired Fund.

   The obligations of the Acquired Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquired Fund only and, other than with respect to the condition set forth in Section 7(c) hereof, may be waived, in whole or in part, by the Acquired Fund at any time in its sole discretion.

   a. Representations and Warranties. The representations and warranties of the Acquiring Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

   b. Performance. The Acquiring Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

   c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

   d. Approval of Board of Trustees. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Trustees of SunAmerica Equity Funds, on behalf of the Acquiring Fund, including a majority of the Trustees who are not "interested persons" of North American Funds or SunAmerica Equity Funds as defined in Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquiring Fund and (ii) the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization.

   e. Deliveries by the Acquiring Fund. At or prior to the Closing Date, the Acquiring Fund shall deliver to the Acquired Fund the following:

     i. a certificate, in form and substance reasonably satisfactory to the Acquired Fund, executed by the President (or a Vice President) of SunAmerica Equity Funds on behalf of the Acquiring Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 7(a),
  (b), (d) and (f) have been fulfilled;

     ii. the unaudited financial statements of the Acquiring Fund required by
  Section 5(b)(ii) hereof;

     iii. an opinion of S&S, in form and substance reasonably satisfactory to the Acquired Fund, to the effect that, for Federal income tax purposes, (i) the transfer of the Assets to the Acquiring Fund in return solely for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and assuming that such transfer, issuance and assumption qualifies as a reorganization within the meaning of Section 368(a) of the Code, the Acquired Fund and the Acquiring Fund will each be deemed to be a "party to the reorganization" within the meaning of Section 368(b) of the Code; (ii) in accordance with Sections 357 and 361 of the Code, no gain or loss will be recognized to the Acquired Fund as a result of the Asset transfer solely in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or on the distribution (whether actual or constructive) of the Corresponding Shares to the Acquired Fund shareholders as provided for in the Agreement; (iii) under Section 1032 of the Code, no gain or loss will be recognized to the Acquiring Fund on the receipt of the Assets in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement;
  (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of the Acquired Fund on the receipt (whether actual or constructive) of Corresponding Shares in return for their shares of the Acquired Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the Assets in the hands of the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Acquired Fund immediately prior to the consummation of the Reorganization;
  (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Corresponding Shares received (whether actually or constructively) by the shareholders of the Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Fund surrendered in return therefor; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the Corresponding Shares will be determined by including the period for which such shareholder held the shares of the Acquired Fund exchanged therefor, provided, that the Acquired Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, the Acquiring Fund's holding period with respect to the Assets acquired by it will include the period for which such Assets were held by the Acquired Fund; and (ix) in accordance with Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account certain tax attributes of the Acquired Fund, subject to applicable limitations, such as earnings and profits, capital loss carryovers and method of accounting.

   f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquiring Fund since March 31, 2001 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquiring Fund's customary operating expenses, each in the ordinary course of business.

   g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

   h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquired Fund and its counsel, and the Acquired Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquired Fund or its counsel may reasonably request.

   i. N-14 Registration Statement; Acquiring Fund Post-Effective Amendment. The N-14 Registration Statement and Acquiring Fund Post-Effective Amendment each shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund or the Acquired Fund, contemplated by the Commission.

   j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquiring Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

   k. Commission Orders or Interpretations. The Acquired Fund shall have received from the Commission such orders or interpretations, including a
Section 17 Order, as counsel to the Acquired Fund deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

8. Conditions of the Acquiring Fund.

   The obligations of the Acquiring Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquiring Fund only and, other than with respect to the condition set forth in Section 8(c) hereof, may be waived, in whole or in part, by the Acquiring Fund at any time in its sole discretion.

   a. Representations and Warranties. The representations and warranties of the Acquired Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

   b. Performance. The Acquired Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

   c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

   d. Approval of Board of Trustees. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Trustees of North American Funds, on behalf of the Acquired Fund, including a majority of the Trustees who are not "interested persons" of North American Funds or SunAmerica Equity Funds within the meaning of Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquired Fund and (ii) the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

   e. Deliveries by the Acquired Fund. At or prior to the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund the following:

     i. a certificate, in form and substance reasonably satisfactory to the Acquiring Fund, executed by the President (or a Vice President) of North American Funds on behalf of the Acquired Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 8(a), (b), (c),
  (d) and (f) have been fulfilled;

     ii. the unaudited financial statements of the Acquired Fund required by
  Section 5(b)(i) hereof; and

     iii. an opinion of S&S, in form and substance reasonably satisfactory to the Acquiring Fund, with respect to the matters specified in Section 7(e)(iii) hereof.

   f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquired Fund since April 30, 2001 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquired Fund's customary operating expenses, each in the ordinary course of business. The Acquired Fund reserves the right to sell any of its portfolio securities in the ordinary course of business, but will not, without the prior written consent of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

   g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

   h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquiring Fund and its counsel, and the Acquiring Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquiring Fund or its counsel may reasonably request.

   i. N-14 Registration Statement; Acquiring Fund Post-Effective
Amendment. The N-14 Registration Statement and Acquiring Fund Post-Effective Amendment each shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund or the Acquiring Fund, contemplated by the Commission.

   j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquired Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

   k. Commission Orders or Interpretations. The Acquiring Fund shall have received from the Commission such orders or interpretations, including a
Section 17 Order, as counsel to the Acquiring Fund, deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

   l. Dividends. Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income as of the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized as of the Closing Date.

9. Termination, Postponement and Waivers.

   a. Termination of Agreement. Notwithstanding anything contained in this Agreement to the contrary, subject to Section 10 hereof, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed, by notice in writing prior to the Closing Date:

     i. by the Acquired Fund or the Acquiring Fund if:

       (1) the Board of Trustees of North American Funds and the Board of Trustees of SunAmerica Equity Funds so mutually agree in writing; or

       (2) any Governmental Authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 9(a)(i)(3) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

     ii. by the Acquired Fund if any condition of the Acquired Fund's obligations set forth in Section 7 of this Agreement has not been fulfilled or waived by it; or

     iii. by the Acquiring Fund if any condition of the Acquiring Fund's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by it.

   b. Commission Order. If any order or orders of the Commission with respect to this Agreement, the Reorganization or any of the transactions contemplated hereby or thereby shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board of Trustees of North American Funds and the Board of Trustees of SunAmerica Equity Funds to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.

   c. Effect of Termination. In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become null and void and have no further force or effect, and there shall not be any liability on the part of either the Acquired Fund or the Acquiring Fund, North American Funds or SunAmerica Equity Funds, or Persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

   d. Waivers; Non-Material Changes. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the party that is entitled to the benefit thereof if such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of such party on behalf of which such action is taken. In addition, each party has delegated to its investment adviser the ability to make non-material changes to this Agreement if such investment adviser deems it to be in the best interests of the Acquired Fund or Acquiring Fund for which it serves as investment adviser to do so.

10. Survival of Representations and Warranties.

   The respective representations and warranties contained in Sections 3 and 4 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Acquired Fund nor the Acquiring Fund nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee or agent of the Acquired Fund or the Acquiring Fund, or of North American Funds or SunAmerica Equity Funds against any liability to the entity for which such Person serves in such capacity, or to its shareholders, to which such Person would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

11. Other Matters.

   a. Obligations. Copies of the North American Funds Declaration of Trust and SunAmerica Equity Funds Declaration of Trust are on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trustees of North American Funds on behalf of the Acquired Fund and on behalf of the Trustees of SunAmerica Equity Funds on behalf of the Acquiring Fund, as trustees and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers, employees, agents or shareholders of North American Funds or SunAmerica Equity Funds individually, but are binding solely upon the assets and property of the Acquired Fund and the Acquiring Fund, respectively.

   b. Further Assurances. Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

   c. Notices. Any notice, report or other communication hereunder shall be in writing and shall be given to the Person entitled thereto by hand delivery, prepaid certified mail or overnight service, addressed to the Acquired Fund or the Acquiring Fund, as applicable, at the address set forth below. If the notice is sent by certified mail, it shall be deemed to have been given to the Person entitled thereto upon receipt and if the notice is sent by overnight service, it shall be deemed to have been given to the Person entitled thereto one (1) business day after it was deposited with the courier service for delivery to that Person. Notice of any change in any address listed below also shall be given in the manner set forth above. Whenever the giving of notice is required, the giving of such notice may be waived by the party entitled to receive such notice.

   If to the Acquired Fund, to:         North American Funds 286 Congress
                                        StreetBoston, MA 02210 Attention: Nori
                                        Gabert, Esq.

   With a copy to:                      Sullivan & Worcester LLP 1025
                                        Connecticut Avenue, N.W. Suite 1000
                                        Washington, DC 20036 Attention: David
                                        M. Leahy, Esq.

   If to the Acquiring Fund, to:        SunAmerican Equity Funds 733 Third
                                        Avenue, Third Floor New York, NY 10017
                                        Attention: Robert M. Zakem, Esq.

   With a copy to:                      Shearman & Sterling 599 Lexington
                                        Avenue New York, NY 10022 Attention:
                                        Margery K. Neale, Esq.

   d. Entire Agreement. This Agreement contains the entire agreement between the parties hereto with respect to the matters contemplated herein and supersedes all previous agreements or understandings between the parties related to such matters.

   e. Amendment. Except as set forth in Section 9(d) hereof, this Agreement may be amended, modified, superseded, canceled, renewed or extended, and the terms or covenants hereof may be waived, only by a written instrument executed by all of the parties hereto or, in the case of a waiver, by the party waiving compliance; provided that, following the meeting of shareholders of the Acquired Fund pursuant to Section 5(a) hereof, no such amendment may have the effect of changing the provisions for determining the number of Corresponding Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval. Except as otherwise specifically provided in this Agreement, no waiver by either party hereto of any breach by the other party hereto of any condition or provision of this Agreement to be performed by such other party shall be deemed a waiver of a similar or dissimilar provision or condition at the same or at any prior or subsequent time.

   f. Governing Law. This Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the laws of the State of New York applicable to agreements made and to be performed in said state, without giving effect to the principles of conflict of laws thereof.

   g. Assignment. This Agreement shall not be assigned by any of the parties hereto, in whole or in part, whether by operation of law or otherwise, without the prior written consent of the other party hereto. Any purported assignment contrary to the terms hereof shall be null, void and of no effect. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

   h. Costs of the Reorganization. All costs of the Reorganization shall be borne by American International Group, Inc. or an affiliate thereof, regardless of whether the reorganizations are consummated.

   i. Severability. Any term or provision of this Agreement which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

   j. Headings. Headings to sections in this Agreement are intended solely for convenience and no provision of this Agreement is to be construed by reference to the heading of any section.

   k. Counterparts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

   IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first set forth above.

Attest:                                  North American Funds on behalf of
                                         Balanced Fund
                                         Large Cap Growth Fund
                                         Growth & Income Fund
                                         Mid Cap Growth Fund


By: _________________________________    By: __________________________________
    Name:                                    Name:
    Title:                                   Title:


Attest: SunAmerica Equity Funds on behalf of SunAmerica Balanced Assets Fund SunAmerica Blue Chip Growth Fund SunAmerica Growth and Income Fund SunAmerica Growth Opportunities Fund


By: _________________________________    By: __________________________________
  Name:                                    Name:
  Title:                                   Title:

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----
INTRODUCTION..............................................................   1

SUMMARY...................................................................   2

THE AIG MERGER AND THE NEW INVESTMENT ADVISORY AGREEMENT..................   2

THE REORGANIZATIONS.......................................................   2
  What Shareholders of an Acquired Fund Will Receive in a Reorganization..   2
  Reasons for the Reorganizations.........................................   3

FEE TABLES AND EXAMPLES...................................................   5
THE FUNDS.................................................................  19
  Business of the Acquired Funds..........................................  19
  Business of the Acquiring Funds.........................................  19
  Comparison of the Funds.................................................  19

PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS.........................  25

PRINCIPAL RISKS OF INVESTING IN THE FUNDS.................................  25
  All Funds...............................................................  25
  Balanced Funds..........................................................  25
  Mid Cap Growth Funds....................................................  26

PROPOSAL NO. 1: APPROVAL OF THE NEW INVESTMENT ADVISORY AGREEMENT.........  27

THE AIG MERGER AND THE NEW INVESTMENT ADVISORY AGREEMENT..................  27
  Board Considerations....................................................  27
  Description of the New Investment Advisory Agreement....................  28
  Additional Information About AGAM.......................................  29

PROPOSALS NOS. 2(a) - (d): APPROVAL OF THE PLANS..........................  31

COMPARISON OF THE FUNDS...................................................  31
  Investment Policies.....................................................  31
  Trustees and Officers...................................................  34
  Management Arrangements.................................................  37
  Distribution and Shareholder Servicing Arrangements.....................  41
  Other Service Agreements with Affiliates................................  42
  Purchase, Exchange and Redemption of Shares.............................  42
  Performance.............................................................  46
  Shareholder Rights......................................................  48
  Tax Information.........................................................  48
  Portfolio Transactions..................................................  48
  Portfolio Turnover......................................................  48
  Additional Information..................................................  49

THE REORGANIZATIONS.......................................................  51
  General.................................................................  51
  Terms of the Plans......................................................  51
  NAF Board Considerations: Potential Benefits to Shareholders as a Result
   of the Reorganizations.................................................  53
  Federal Income Tax Consequences of the Reorganizations..................  55
  Capitalization..........................................................  57

GENERAL...................................................................  59

                                                                           Page
                                                                           ----
INFORMATION CONCERNING THE MEETING........................................   59
  Date, Time and Place of Meeting.........................................   59
  Solicitation, Revocation and Use of Proxies.............................   59
  Record Date and Outstanding Shares......................................   59
  Security Ownership of Certain Beneficial Owners and Management of the
   Funds..................................................................   60
  Voting Rights and Required Vote.........................................   63

ADDITIONAL INFORMATION....................................................   64

LEGAL PROCEEDINGS.........................................................   64

LEGAL OPINIONS............................................................   65

EXPERTS...................................................................   65

SHAREHOLDER PROPOSALS.....................................................   65

EXHIBIT I.................................................................  I-1

EXHIBIT II................................................................ II-1

                              NORTH AMERICAN FUNDS

                               Global Equity Fund
                           International Equity Fund
                          International Small Cap Fund
                              286 Congress Street
                          Boston, Massachusetts 02210

                               ----------------

                NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

                               ----------------

                         TO BE HELD ON NOVEMBER 7, 2001

To our Shareholders:

   Notice Is Hereby Given that a joint special meeting of shareholders (the "NAF Meeting") of the Global Equity Fund, International Equity Fund and International Small Cap Fund of North American Funds will be held at the principal executive offices of North American Funds, 286 Congress Street, Boston, Massachusetts 02210 on November 7, 2001 at 10:00 a.m. Eastern Time.

   The Global Equity Fund, International Equity Fund and International Small Cap Fund of North American Funds are collectively referred to as the "NAF Acquired Funds." The accompanying proxy statement and prospectus also relates to a Special Meeting of Shareholders of the International Equity Portfolio of SunAmerica Style Select Series, Inc. (the "SunAmerica Acquired Fund"). Only proposals 1 and 2 (a) below apply to the NAF Acquired Funds.

   The purpose of the NAF Meeting is to consider:

     1. Each NAF Acquired Fund: approval or disapproval of a new investment advisory agreement (the "New Investment Advisory Agreement") between American General Asset Management Corp. and North American Funds on behalf of each NAF Acquired Fund, the terms of which are the same in all material respects as the previous investment advisory agreement with American General Asset Management Corp.;

     2. (a) Each NAF Acquired Fund: approval or disapproval of an Agreement and Plan of Reorganization (the "NAF Acquired Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of each NAF Acquired Fund by the SunAmerica International Equity Fund of SunAmerica Equity Funds (the "New SunAmerica International Equity Fund"), solely in exchange for an equal aggregate value of newly issued shares of the New SunAmerica International Equity Fund, as described in the accompanying proxy statement and prospectus. The New SunAmerica International Equity Fund is a newly created series of SunAmerica Equity Funds, created for the purpose of receiving the assets of the NAF Acquired Funds and the SunAmerica Acquired Fund. The NAF Acquired Funds Agreement and Plan also provides for distribution of the shares of the New SunAmerica International Equity Fund to shareholders of each NAF Acquired Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of each NAF Acquired Fund as a separate investment portfolio of North American Funds;

       (b) Not applicable to NAF Acquired Fund shareholders.

     3. To transact such other business as properly may come before the NAF Meeting or any adjournment thereof.

   If shareholders of the NAF Acquired Funds approve the NAF Acquired Funds Agreement and Plan, the three NAF Acquired Funds will reorganize into the newly created New SunAmerica International Equity Fund.

Shareholders of the SunAmerica Acquired Fund are concurrently being asked to approve the reorganization of their fund into the New SunAmerica International Equity Fund. The New SunAmerica International Equity Fund will be the surviving Fund and, subject to shareholder approval, its assets will consist initially of the assets of the three NAF Acquired Funds and the SunAmerica Acquired Fund. The NAF Acquired Funds Agreement and Plan is being voted on separately by shareholders of each NAF Acquired Fund, and is not dependent on the approval by shareholders of any other NAF Acquired Fund or by the shareholders of the SunAmerica Acquired Fund.

   The Board of Trustees of North American Funds has fixed the close of business on September 17, 2001 as the record date for the determination of shareholders entitled to notice of, and to vote at, the NAF Meeting or any adjournment thereof.

   A complete list of the shareholders of each of the NAF Acquired Funds entitled to vote at the NAF Meeting will be available and open to the examination of any shareholders of each NAF Acquired Fund for any purpose germane to the NAF Meeting during ordinary business hours from and after October 24, 2001 at the offices of North American Funds, 286 Congress Street, Boston, Massachusetts and at the NAF Meeting.

   You are cordially invited to attend the NAF Meeting. Shareholders who do not expect to attend the NAF Meeting in person are requested to complete, date and sign the enclosed respective form of proxy and return it promptly in the postage-paid envelope provided for that purpose. Alternatively, you may vote your shares by calling a specially designated telephone number (toll free 1-888-221-0697) or via the Internet at http://www.proxyweb.com. Each of the enclosed proxies is being solicited on behalf of the Board of Trustees of North American Funds.

   The Board of Trustees of North American Funds unanimously recommends that the shareholders of each NAF Acquired Fund approve the New Investment Advisory Agreement and the NAF Acquired Funds Agreement and Plan of Reorganization.

                                          By Order of the Board of Trustees,

                                          /s/ John I. Fitzgerald

                                          John I. Fitzgerald
                                          Secretary, North American Funds

Boston, Massachusetts
Dated: October 1, 2001

                      SUNAMERICA STYLE SELECT SERIES, INC.

                         International Equity Portfolio
                             The SunAmerica Center
                                733 Third Avenue
                                  Third Floor
                            New York, New York 10017

                               ----------------

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                               ----------------

                         TO BE HELD ON NOVEMBER 7, 2001

To our Shareholders:

   Notice Is Hereby Given that a special meeting of shareholders (the "SunAmerica Meeting") of the International Equity Portfolio of SunAmerica Style Select Series, Inc. will be held at the principal executive offices of SunAmerica Style Select Series, Inc., The SunAmerica Center, 733 Third Avenue, New York, New York 10017 on November 7, 2001 at 10:00 a.m. Eastern Time.

   The International Equity Portfolio of SunAmerica Style Select Series, Inc. is referred to as the "SunAmerica International Equity Portfolio" or the "SunAmerica Acquired Fund." The accompanying proxy statement and prospectus also relates to a Joint Special Meeting of Shareholders of three portfolios of North American Funds (the "NAF Acquired Funds"). Only proposal 2 (b) below applies to your Fund.

   The purpose of the SunAmerica Meeting is to consider:

     1. Not applicable to SunAmerica Acquired Fund shareholders.

     2. (a) Not applicable to SunAmerica Acquired Fund shareholders.

       (b) Approval or disapproval of an Agreement and Plan of Reorganization (the "SunAmerica Acquired Fund Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the SunAmerica International Equity Portfolio by the SunAmerica International Equity Fund of SunAmerica Equity Funds (the "New SunAmerica International Equity Fund"), solely in exchange for an equal aggregate value of newly issued shares of the New SunAmerica International Equity Fund, as described in the accompanying proxy statement and prospectus. The New SunAmerica International Equity Fund is a newly created series of SunAmerica Equity Funds, created for the purpose of receiving the assets of the SunAmerica International Equity Portfolio and the NAF Acquired Funds. The SunAmerica Acquired Fund Agreement and Plan also provides for distribution of such shares of the New SunAmerica International Equity Fund to shareholders of the SunAmerica International Equity Portfolio. A vote in favor of this proposal will constitute a vote in favor of the termination of the SunAmerica International Equity Portfolio as a separate investment portfolio of SunAmerica Style Select Series, Inc.; and

     3. To transact such other business as properly may come before the SunAmerica Meeting or any adjournment thereof.

   If shareholders of the SunAmerica Acquired Fund approve the SunAmerica Acquired Fund Agreement and Plan, the SunAmerica Acquired Fund will reorganize into the newly created New SunAmerica International Equity Fund. Shareholders of three NAF Acquired Funds are concurrently being asked to approve the reorganization of their funds into the New SunAmerica International Equity Fund. The New SunAmerica International Equity Fund will be the surviving Fund and, subject to shareholder approval, its assets will consist initially of the assets of the SunAmerica Acquired Fund and the three NAF Acquired Funds. The SunAmerica

Acquired Fund Agreement and Plan is being voted on separately by shareholders of the SunAmerica Acquired Fund, and is not dependent on the approval by shareholders of any of the NAF Acquired Funds.

   The Board of Directors of the SunAmerica Acquired Fund has fixed the close of business on September 17, 2001 as the record date for the determination of shareholders entitled to notice of, and to vote at, the SunAmerica Meeting or any adjournment thereof.

   A complete list of the shareholders of the SunAmerica Acquired Fund entitled to vote at the SunAmerica Meeting will be available and open to the examination of any shareholders of the SunAmerica Acquired Fund for any purpose germane to the SunAmerica Meeting during ordinary business hours from and after October 24, 2001 at the offices of SunAmerica Style Select Series, Inc., The SunAmerica Center, 733 Third Avenue, Third Floor, New York, New York, 10017 and at the SunAmerica Meeting.

   You are cordially invited to attend the SunAmerica Meeting. Shareholders who do not expect to attend the SunAmerica Meeting in person are requested to vote their shares by proxy by following the instructions on the enclosed form of proxy. The enclosed proxy is being solicited on behalf of the Board of Directors of SunAmerica Style Select Series, Inc.

   The Board of Directors of SunAmerica Style Select Series, Inc. unanimously recommends that the shareholders of the SunAmerica International Equity Portfolio approve the SunAmerica Acquired Fund Agreement and Plan of Reorganization.

                                          By Order of the Board of Directors,

                                          /s/ Robert M. Zakem
                                          _____________________________________
                                          Robert M. Zakem
                                          Secretary, SunAmerica Style Select
                                           Series, Inc.

New York, New York
Dated: October 1, 2001

                    COMBINED PROXY STATEMENT AND PROSPECTUS

                            SUNAMERICA EQUITY FUNDS
                      SUNAMERICA STYLE SELECT SERIES, INC.
                              NORTH AMERICAN FUNDS

                                ---------------

                      SPECIAL MEETINGS OF SHAREHOLDERS OF

          GLOBAL EQUITY FUND           AND          INTERNATIONAL EQUITY
      INTERNATIONAL EQUITY FUND                          PORTFOLIO
     INTERNATIONAL SMALL CAP FUND                            OF
                  OF                              SUNAMERICA STYLE SELECT
         NORTH AMERICAN FUNDS                           SERIES, INC.

                                ---------------

                                NOVEMBER 7, 2001

   This Proxy Statement and Prospectus relates to two separate special meetings of shareholders, both of which will be held on November 7, 2001 (each, a "Meeting"). One Meeting is for shareholders of the three separate portfolios of North American Funds listed above. The other Meeting is for shareholders of the SunAmerica Fund indicated above. We have prepared a joint Proxy Statement and Prospectus because one of the proposals relates to all four Funds. Specifically, as described below, you, along with the shareholders of the other three Funds, will be asked to vote on a proposal to transfer the assets and operations of your Fund into the newly created SunAmerica International Equity Fund (the "New SunAmerica International Equity Fund") of SunAmerica Equity Funds. If each of these proposals is approved, all four Funds will be combined into a single Fund, the New SunAmerica International Equity Fund.

For Shareholders of North American Funds only:

   This Proxy Statement and Prospectus describes a proposal to approve or disapprove a new investment advisory agreement with American General Asset Management Corp. ("AGAM") for your Fund. The terms of the new investment advisory agreement are the same in all material respects as your Fund's previous investment advisory agreement with AGAM.

   The Board of Trustees is seeking your proxy to vote in favor of this proposal.

   In addition, your Board of Trustees is seeking your approval of a transaction involving your Fund. Under the proposal, your Fund, the other North American Funds referenced above and a SunAmerica fund would reorganize with a newly created comparable portfolio of SunAmerica Equity Funds. If you approve this reorganization, you will become a shareholder of the New SunAmerica International Equity Fund.

For Shareholders of the International Equity Portfolio of SunAmerica Style Select Series, Inc. only:

   The Board of Directors is seeking your approval of a transaction involving your Fund. Under the proposal, your Fund and the North American Funds referenced above would reorganize with a newly created comparable portfolio of SunAmerica Equity Funds. If this reorganization is approved by shareholders, you will become a shareholder of the New SunAmerica International Equity Fund.

For All Shareholders:

   This Proxy Statement and Prospectus serves as a prospectus of SunAmerica Equity Funds under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of shares to you pursuant to the terms of the reorganizations.

                                ---------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
            OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                ---------------

      THE DATE OF THIS PROXY STATEMENT AND PROSPECTUS IS OCTOBER 1, 2001.

   North American Funds, SunAmerica Equity Funds and SunAmerica Style Select Series, Inc. are open-end series management investment companies. North American Funds and SunAmerica Equity Funds are organized as Massachusetts business trusts and SunAmerica Style Select Series, Inc. is organized as a Maryland corporation. The New SunAmerica International Equity Fund is newly created and has not yet commenced operations.

   The following documents are included in the package of documents that you received with this Proxy Statement and Prospectus:

  . The prospectus relating to the SunAmerica Equity Funds, dated January 29,
    2001, as supplemented (the "Acquiring Fund Prospectus"). This document is incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).

  . The Annual Report to Shareholders of SunAmerica Style Select Series, Inc.
    for the year ended October 31, 2000 and the Semi-Annual Report to Shareholders for the six month period ended April 30, 2001. These documents are incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).

   Additional information about the proposed transactions is contained in a statement of additional information relating to this Proxy Statement and Prospectus (the "Statement of Additional Information"), including pro forma financial statements giving effect to the consummation of the Reorganizations, and is on file with the Securities and Exchange Commission (the "Commission"). The Statement of Additional Information is available without charge, upon request by calling one of the toll free numbers set forth below or by writing North American Funds, SunAmerica Style Select Series, Inc. or SunAmerica Equity Funds at the addresses set forth below. The Statement of Additional Information, dated October 1, 2001, is incorporated by reference into this Proxy Statement and Prospectus.


   Other documents containing information about the Funds have been filed with the Commission. These other documents are available without charge by writing to the address or calling the toll free number set forth below:

   If they relate to North       If they relate to             If they relate to
   American Funds:               SunAmerica Equity Funds:      SunAmerica Style Select Series, Inc.:

   North American Funds          The SunAmerica Center         The SunAmerica Center
   286 Congress Street           733 Third Avenue              733 Third Avenue
   Boston, Massachusetts 02210   New York, New York 10017      New York, New York 10017
   1-800-872-8037                1-800-858-8850                1-800-858-8850

These documents are:

  . A statement of additional information relating to SunAmerica Equity
    Funds, dated January 29, 2001, as supplemented (the "Acquiring Funds Statement").

  . The preliminary prospectus relating to SunAmerica Equity Funds, subject to completion and dated August 14, 2001, as supplemented.

  . The preliminary statement of additional information relating to SunAmerica Equity Funds, subject to completion and dated August 14, 2001, as supplemented.

  . The current prospectuses relating to the North American Funds, each dated
    March 1, 2001, as supplemented (the "NAF Acquired Funds Prospectuses"). These documents are incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).

  . The current prospectus relating to SunAmerica Style Select Series, Inc., dated February 28, 2001, as supplemented (the "SunAmerica Acquired Fund Prospectus"). The document is incorporated by reference (legally considered to be a part of this Proxy Statement and Prospectus).

  . A statement of additional information of North American Funds, dated
    March 1, 2001, as supplemented (the "NAF Acquired Funds Statement").

  . A statement of additional information of SunAmerica Style Select Series,
    Inc., dated February 28, 2001 as supplemented (the "SunAmerica Acquired Fund Statement").

  . The Annual Report to Shareholders of North American Funds for the year ended October 31, 2000 and the Semi-Annual Report to Shareholders for the six month period ended April 30, 2001.

   This Proxy Statement and Prospectus sets forth concisely the information about the SunAmerica Equity Funds that you should know before considering the reorganization of your Fund and should be retained for future reference. North American Funds and SunAmerica Style Select Series, Inc. have authorized the solicitation of proxies solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

   The Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, the Acquiring Fund Prospectus, the NAF Acquired Funds Prospectus, the SunAmerica Acquired Fund Prospectus, the Acquiring Fund Statement, the NAF Acquired Funds Statements, the SunAmerica Acquired Fund Statement, other material incorporated by reference and other information regarding the Funds.

   The address of the principal executive offices of SunAmerica Equity Funds and SunAmerica Style Select Series, Inc. is The SunAmerica Center, 733 Third Avenue, New York, New York 10017, the telephone number is 1-800-858-8850 and the web address is http://www.sunamericafunds.com. The address of the principal executive offices of North American Funds is 286 Congress Street, Boston, Massachusetts 02210, the telephone number is 1-800-872-8037 and the web address is http://www.northamericanfunds.com.

   The shareholders solicited and entitled to vote on Proposals 1, 2(a) and 2(b) of this Proxy Statement and Prospectus are outlined in the following table:

                     Proposal                                  Fund
                     --------                                  ----
 1.     Approval of New Investment          The NAF Acquired Funds, each voting
        Advisory Agreement                  separately

 2 (a). Approval of Agreement and Plan of   The NAF Acquired Funds, each voting
        Reorganization relating to the      separately
        NAF Global Equity Fund, NAF
        International Equity Fund and NAF
        International Small Cap Fund

 2 (b). Approval of Agreement and Plan of   The SunAmerica Acquired Fund
        Reorganization relating to the
        SunAmerica International Equity
        Portfolio

                               ----------------

                                  INTRODUCTION

   This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Trustees of North American Funds (the "NAF Board") for use at the Meeting of North American Funds to be held at the principal executive offices of North American Funds at 286 Congress Street, Boston, Massachusetts 02210 on November 7, 2001 at 10:00 a.m. Eastern Time. It is also furnished in connection with the solicitation of proxies on behalf of the Board of Directors of SunAmerica Style Select Series, Inc. (the "SunAmerica Style Select Board") for use at its Meeting to be held at the principal executive offices of SunAmerica Style Select Series, Inc., The SunAmerica Center, 733 Third Avenue, New York, New York 10017 on November 7, 2001 at 10:00 a.m. Eastern Time. The mailing address for North American Funds is 286 Congress Street, Boston, Massachusetts 02210. The mailing address for SunAmerica Style Select Series, Inc. is The SunAmerica Center, 733 Third Avenue, New York, New York 10017. The approximate mailing date of this Proxy Statement and Prospectus is October 5, 2001.

   Before we describe the proposals any further, we need to define certain words or phrases that are used in this Proxy Statement and Prospectus:

     Acquired Fund: Your Fund, which is either a NAF Acquired Fund or the SunAmerica Acquired Fund.

     Acquiring Fund: The newly created SunAmerica International Equity Fund, a portfolio of SunAmerica Equity Funds, which is acquiring each NAF Acquired Fund and the SunAmerica Acquired Fund.

     Combined Fund: The Acquiring Fund after completion of the
     Reorganization.

     Fund: Either an Acquired Fund or the Acquiring Fund, depending on the context.

     International Acquired Fund: Any of NAF Global Equity Fund, NAF International Equity Fund, NAF International Small Cap Fund and/or SunAmerica International Equity Portfolio.

     Investment Company Act: The Investment Company Act of 1940, as amended.

     NAF Acquired Fund: Your Fund, if it is Global Equity Fund of North American Funds, International Equity Fund of North American Funds or International Small Cap Fund of North American Funds.

     NAF Global Equity Fund: The Global Equity Fund of North American Funds.

     NAF International Equity Fund: The International Equity Fund of North American Funds.

     NAF International Small Cap Fund: The International Small Cap Fund of North American Funds.

     Plan: The Agreement and Plan of Reorganization, which sets forth the terms of each Reorganization and is being submitted for shareholder approval.

     Reorganization: The transaction through which an Acquired Fund will be acquired by the Acquiring Fund and shareholders of an Acquired Fund will become shareholders of the Acquiring Fund.

     SunAmerica Acquired Fund: Your Fund, if it is SunAmerica International Equity Portfolio of SunAmerica Style Select Series, Inc.

     SunAmerica International Equity Portfolio: The International Equity Portfolio of SunAmerica Style Select Series, Inc.

                                    SUMMARY

   The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the forms of the New NAF Investment Advisory Agreement (as defined below), and Plans, attached hereto as Exhibits I, II and III, respectively.

   If You Are A SunAmerica International Equity Portfolio Shareholder You May Skip To "The Reorganizations--Reorganization Of The SunAmerica International Equity Portfolio" On Page 4. The Following Section "The AIG Merger And The New NAF Investment Advisory Agreement" Is Applicable Only To North American Funds Shareholders.

          THE AIG MERGER AND THE NEW NAF INVESTMENT ADVISORY AGREEMENT

   On August 29, 2001, American International Group, Inc. ("AIG") acquired American General Corporation ("American General"), the parent company of AGAM (the "AIG Merger"). As a result of the AIG Merger, AGAM became a subsidiary of AIG. AIG is also the parent company of SunAmerica Asset Management Corp. ("SAAMCo").

   As a result of the AIG Merger, applicable law requires shareholder approval of a new investment advisory agreement (the "New NAF Investment Advisory Agreement") with AGAM. The terms of the New NAF Investment Advisory Agreement are the same in all material respects as your Fund's previous investment advisory agreement with AGAM (the "Previous NAF Investment Advisory Agreement"). See "Proposal No. 1: Approval of the New NAF Investment Advisory Agreement" below for a description of the New NAF Investment Advisory Agreement and the services to be provided by AGAM thereunder.

   In connection with its approval of the New NAF Investment Advisory Agreement, the NAF Board received a presentation relating to AIG and SAAMCo, as well as a presentation from AGAM. The NAF Board considered that the AIG Merger did not involve any changes in the overall form of the advisory contract, the advisory fees, or any of the NAF Acquired Funds' objectives or policies. The NAF Board also considered that AGAM and SAAMCo had indicated that while they intended to propose the Reorganizations to the NAF Board at a subsequent meeting, until such Reorganizations were approved and consummated, SAAMCo and AIG represented there would be no material change in the nature and quality of services provided by AGAM. As part of its deliberations, the NAF Board also took into account the following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved or reasonably anticipated to be achieved by AGAM; the amount and structure of investment advisers' fees generally and the fees payable under the New NAF Investment Advisory Agreement; the financial strength of AIG; the management, personnel and operations of AIG and SAAMCo; the commitment of AIG to the financial services industry; and the structure of the AIG Merger.

   AGAM is a wholly owned subsidiary of American General. Prior to the AIG Merger, American General was one of the nation's largest diversified financial services organizations with assets of approximately $128 billion and market capitalization of $23 billion at June 30, 2001. SAAMCo is the investment adviser for the Acquiring Fund. SAAMCo has been in the business of investment management since 1982 and as of June 30, 2001, managed, advised and/or administered approximately $28.5 billion of assets. AIG, SAAMCo's parent, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad.

                              THE REORGANIZATIONS

Reorganizations of the North American Funds

 What Shareholders of a NAF Acquired Fund Will Receive in a Reorganization

   If shareholders approve their Fund's Reorganization and the Reorganization takes place:

  . The Acquiring Fund will acquire substantially all of the assets and assume substantially all of the liabilities of the NAF Acquired Fund;

  . Shareholders of the NAF Acquired Fund will become shareholders of the Acquiring Fund;

  . Shareholders holding Class A, Class B, Class C and Institutional Class I shares of the NAF Acquired Fund will receive Class A, Class B, Class II and Class I shares, respectively, of the Acquiring Fund (the
    "Corresponding Shares"); and

  . Corresponding Shares received by shareholders of the NAF Acquired Fund will have the same aggregate net asset value as the shares of the NAF Acquired Fund held immediately prior to the Reorganization.

   No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations. Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code"). This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of a NAF Acquired Fund for Federal income tax purposes as a result of a Reorganization.

 Reasons for the Reorganizations

   On August 2, 2001, the NAF Board unanimously approved the Reorganization, subject to shareholder approval and completion of the AIG Merger. The NAF Board, including all of the NAF Independent Trustees (as defined below), has determined that the Reorganization is in the best interests of each NAF Acquired Fund and its respective shareholders. In addition, the NAF Board, including all of the NAF Independent Trustees, has determined that the interests of existing shareholders of each NAF Acquired Fund will not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the NAF Acquired Fund outstanding as of the Valuation Time (as defined in the Plans). Although, as a result of a Reorganization, a shareholder of a NAF Acquired Fund may receive Corresponding Shares which represent a smaller percentage of ownership in the Combined Fund than he or she held in that NAF Acquired Fund prior to the respective Reorganization, the total dollar value of the shares will be the same. The NAF Independent Trustees are the Trustees who are not "interested persons" of North American Funds (within the meaning of the Investment Company Act).

   The NAF Board unanimously recommends that you vote FOR the Plan relating to the Reorganization involving your Fund. Your Board of Trustees has based this recommendation on its consideration of the principal reasons underlying the Reorganization, including the following:

  . the fact that following the Reorganization, shareholders of each NAF
    Acquired Fund would remain invested in a mutual fund having similar, though not identical, investment objectives and investment techniques;

  . the fees and expenses of the NAF Acquired Funds, the Acquiring Fund and the Combined Fund;

  . potential benefits to shareholders likely to result from each Reorganization, such as the potential for reduced operating expenses over time due to economies of scale; and

  . the fact that the Reorganizations will not result in dilution of the interests of NAF Acquired Fund shareholders.

For a more detailed discussion of the factors considered by the NAF Board in approving the Reorganizations, see "Proposals Nos. 2(a)-(b): The
Reorganizations" below.

Reorganization of the SunAmerica International Equity Portfolio

 What Shareholders of the SunAmerica Acquired Fund Will Receive in the Reorganization

   If shareholders approve the Fund's Reorganization and the Reorganization takes place:

  . The Acquiring Fund will acquire substantially all of the assets and assume substantially all of the liabilities of the SunAmerica Acquired Fund;

  . Shareholders of the SunAmerica Acquired Fund will become shareholders of the Acquiring Fund;

  . Shareholders holding Class A, Class B and Class II shares of the
    SunAmerica Acquired Fund will receive Class A, Class B and Class II shares, respectively, of the Acquiring Fund (the "Corresponding Shares"); and

  . Corresponding Shares received by shareholders of the SunAmerica Acquired
    Fund will have the same aggregate net asset value as the shares of the SunAmerica Acquired Fund held immediately prior to the Reorganization.

   No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations. Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code. This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of the SunAmerica Acquired Fund for Federal income tax purposes as a result of the Reorganization.

 Reasons for the Reorganization

   On August 22-23, 2001, the SunAmerica Style Select Board unanimously approved the Reorganization, subject to shareholder approval. The SunAmerica Style Select Board, including all of the SunAmerica Independent Directors, as defined below, has determined that the Reorganization is in the best interests of the Acquired Fund and its shareholders. In addition, the SunAmerica Style Select Board, including all of the SunAmerica Independent Directors, has determined that the interests of existing shareholders of the SunAmerica Acquired Fund will not be diluted as a result of effecting the Reorganization because each shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the SunAmerica Acquired Fund outstanding as of the Valuation Time (as defined herein). Although, as a result of the Reorganization, a shareholder of the SunAmerica Acquired Fund may receive Corresponding Shares which represent a smaller percentage of ownership in the Combined Fund than he or she held in the SunAmerica Acquired Fund prior to the Reorganization, the total dollar value of the shares will be the same. The SunAmerica Independent Directors are the Directors who are not "interested persons" of SunAmerica Style Select Series, Inc. (within the meaning of the Investment Company Act).

   The SunAmerica Style Select Board unanimously recommends that you vote FOR the Plan relating to the Reorganization of your Fund. Your Board of Directors has based this recommendation on its consideration of the principal reasons underlying the Reorganization, including the following:

  . the fact that following the Reorganization, shareholders of the SunAmerica Acquired Fund would remain invested in a mutual fund having substantially the same investment objective and similar investment techniques;

     .the fees and expenses of the SunAmerica Acquired Fund, the Acquiring Fund and the Combined Fund;

     .potential benefits to shareholders likely to result from the Reorganization, such as the potential for reduced operating expenses over time due to economies of scale; and

     .the fact that the Reorganization will not result in dilution of the interests of Acquired Fund shareholders.

For a more detailed discussion of the factors considered by your Board in approving the Reorganization, see "Proposals Nos. 2(a)-(b): The
Reorganizations" below.

Procedure

   If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that (i) American General Asset Management Corp. ("AGAM") and SAAMCo will continue to serve as the investment adviser of the NAF Acquired Funds and SunAmerica Acquired Fund, respectively, until the closing of the Reorganizations (which currently is anticipated to occur during the fourth calendar quarter of 2001), (ii) the Reorganizations will occur as soon as practicable thereafter, provided that the Funds have obtained prior to that time an opinion of counsel concerning the tax consequences of the Reorganizations as set forth in the Plans, and (iii) after the consummation of the Reorganizations, SAAMCo will manage the assets of the Acquired Funds as part of the Combined Fund, and AIG Global Investment Corp. ("AIGGIC") will serve as subadviser to the Combined Fund. Employees of AIGGIC in their capacity as employees of SAAMCo have already been advising the SunAmerica International Equity Portfolio. AIGGIC is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"). A Plan may be terminated, and a Reorganization abandoned, whether before or after the requisite approval by the shareholders of the Acquired Funds, at any time prior to the Closing Date (as defined herein): (i) as to a NAF Acquired Fund, by mutual agreement of the NAF Board and the Board of Trustees of SunAmerica Equity Funds (the "SunAmerica Equity Board"); (ii) as to the SunAmerica Acquired Fund, by the SunAmerica Style Select Board and the SunAmerica Equity Board; (iii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iv) by the Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

                            FEE TABLES AND EXAMPLES

 Actual Fee Table for Shareholders of each of the Acquired Funds+ and Pro Forma
          Fee Table for the Combined Fund (each as of March 31, 2001)*

                                                      Class A
                          ---------------------------------------------------------------
                                                         NAF       SunAmerica
                                           NAF      International International Pro Forma
                          NAF Global  International   Small Cap      Equity     Combined
                          Equity Fund  Equity Fund      Fund        Portfolio     Fund
                          ----------- ------------- ------------- ------------- ---------
Shareholder Fees (fees
 paid directly from your
 investment):
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of offering
 price)(1)..............     5.75%        5.75%         5.75%         5.75%       5.75%
Maximum Deferred Sales
 Charge (Load) (as a
 percentage of original
 purchase price or
 redemption price,
 whichever is
 lower)(2)..............      None         None          None          None        None
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends...      None         None          None          None        None
Redemption Fee(3).......      None         None          None          None        None
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets) (expenses
 that are deducted from
 Fund assets):
Management Fees.........     0.90%        0.90%         1.05%         1.10%       1.00%
Distribution and/or
 Service (12b-1)
 Fees(4)................     0.35%        0.35%         0.35%         0.35%       0.35%
Other Expenses..........     1.01%        0.79%         1.16%         0.62%       0.58%
Total Annual Fund
 Operating Expenses
 Before Expense
 Reimbursement..........     2.26%        2.04%         2.56%         2.07%       1.93%
Expense Reimbursement...     0.09%        0.34%         0.61%         0.04%       0.03%
Net Expenses(5)(6)......     2.17%        1.70%         1.95%         2.03%       1.90%

 Actual Fee Table for Shareholders of each of the Acquired Funds+ and Pro Forma
          Fee Table for the Combined Fund (each as of March 31, 2001)*

                                                      Class B
                          ---------------------------------------------------------------
                                                         NAF       SunAmerica
                                           NAF      International International Pro Forma
                          NAF Global  International   Small Cap      Equity     Combined
                          Equity Fund  Equity Fund      Fund        Portfolio     Fund
                          ----------- ------------- ------------- ------------- ---------
Shareholder Fees (fees
 paid directly from your
 investment):
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of offering
 price).................      None         None          None          None        None
Maximum Deferred Sales
 Charge (Load) (as a
 percentage of original
 purchase price or
 redemption price,
 whichever is
 lower)(2)..............     5.00%        5.00%         5.00%         5.00%       5.00%
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends...      None         None          None          None        None
Redemption Fee(3).......      None         None          None          None        None
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets) (expenses
 that are deducted from
 Fund assets):
Management Fees.........     0.90%        0.90%         1.05%         1.10%       1.00%
Distribution and/or
 Service (12b-1)
 Fees(4)................     1.00%        1.00%         1.00%         1.00%       1.00%
Other Expenses..........     1.01%        0.79%         1.16%         0.62%       0.58%
Total Annual Fund
 Operating Expenses
 Before Expense
 Reimbursement..........     2.91%        2.69%         3.21%         2.72%       2.58%
Expense Reimbursement...     0.09%        0.34%         0.61%         0.04%       0.03%
Net Expenses(5)(6)......     2.82%        2.35%         2.60%         2.68%       2.55%

 Actual Fee Table for Shareholders of each of the Acquired Funds+ and Pro Forma
          Fee Table for the Combined Fund (each as of March 31, 2001)*

                                                    Class C/II
                          ---------------------------------------------------------------
                                                         NAF       SunAmerica   Pro Forma
                                           NAF      International International Combined
                          NAF Global  International   Small Cap      Equity       Fund
                          Equity Fund  Equity Fund      Fund        Portfolio    (Class
                           (Class C)    (Class C)     (Class C)    (Class II)      II)
                          ----------- ------------- ------------- ------------- ---------
Shareholder Fees (fees
 paid directly from your
 investment):
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of offering
 price).................      None         None          None         1.00%       1.00%
Maximum Deferred Sales
 Charge (Load) (as a
 percentage of original
 purchase price or
 redemption price,
 whichever is
 lower)(2)..............     1.00%        1.00%         1.00%         1.00%       1.00%
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends...      None         None          None          None        None
Redemption Fee(3).......      None         None          None          None        None
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets) (expenses
 that are deducted from
 Fund assets):
Management Fees.........     0.90%        0.90%         1.05%         1.10%       1.00%
Distribution and/or
 Service (12b-1)
 Fees(4)................     1.00%        1.00%         1.00%         1.00%       1.00%
Other Expenses..........     1.01%        0.79%         1.16%         0.68%       0.59%
Total Annual Fund
 Operating Expenses
 Before Expense
 Reimbursement..........     2.91%        2.69%         3.21%         2.78%       2.59%
Expense Reimbursement...     0.09%        0.34%         0.61%         0.10%       0.04%
Net Expenses(5)(6)......     2.82%        2.35%         2.60%         2.68%       2.55%

 Actual Fee Table for Shareholders of each of the Acquired Funds+ and Pro Forma
          Fee Table for the Combined Fund (each as of March 31, 2001)*

                                             Institutional Class I/Class I
                          --------------------------------------------------------------------
                                              NAF            NAF        SunAmerica
                            NAF Global   International  International  International Pro Forma
                           Equity Fund    Equity Fund   Small Cap Fund    Equity     Combined
                          (Institutional (Institutional (Institutional   Portfolio     Fund
                             Class I)       Class I)       Class I)      (Class I)   (Class I)
                          -------------- -------------- -------------- ------------- ---------
Shareholder Fees (fees
 paid directly from your
 investment):
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of offering
 price).................       None           None           None           N/A         None
Maximum Deferred Sales
 Charge (Load) (as a
 percentage of original
 purchase price or
 redemption price,
 whichever is
 lower)(2)..............       None           None           None           N/A         None
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends...       None           None           None           N/A         None
Redemption Fee(3).......       None           None           None           N/A         None
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets) (expenses
 that are deducted from
 Fund assets):
Management Fees.........      0.90%          0.90%          1.05%           N/A        1.00%
Distribution and/or
 Service (12b-1)
 Fees(4)................       None           None           None           N/A         None
Other Expenses..........      1.26%          1.04%          1.41%           N/A        0.89%
Total Annual Fund
 Operating Expenses
 Before Expense
 Reimbursement..........      2.16%          1.94%          2.46%           N/A        1.89%
Expense Reimbursement...      0.09%          0.34%          0.61%           N/A        0.09%
Net Expenses(5)(6)......      2.07%          1.60%          1.85%           N/A        1.80%

The foregoing Fee Tables are intended to assist investors in understanding the costs and expenses that a shareholder bears directly or indirectly as compared to the costs and expenses that would be borne by such investors on a pro forma basis taking into account the consummation of the Reorganizations. All pro forma amounts are based on what the estimated expenses of the Pro Forma Combined Funds would be assuming the Reorganizations were completed on March 31, 2001. Although information is presented in the Fee Table for each Acquired Fund, please compare the specific costs and expenses of your Fund against the costs and expenses of the Pro Forma Combined Fund.

   These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. As with the Fee Table, although information is presented in the Examples for each Acquired Fund, please compare the specific costs of investing in your Fund against the costs and expenses of the Pro Forma Combined Fund.

Examples:

   An investor would pay the following expenses on a $10,000 investment and assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period:

                                                  Cumulative Expenses Paid
                                                     for the Period of:
                                               -------------------------------
                                                                        10
                                               1 Year 3 Years 5 Years Years(b)
                                               ------ ------- ------- --------
Expenses if you did redeem your shares at the
 end of the period:
Class A Shares (a)
  NAF Global Equity Fund......................  $782  $1,233  $1,708   $3,014
  NAF International Equity Fund...............   738   1,147   1,581    2,782
  NAF International Small Cap Fund............   762   1,271   1,806    3,261
  SunAmerica International Equity Portfolio...   769   1,175   1,605    2,798
  Pro Forma Combined Fund #...................   757   1,138   1,542    2,669
Class B Shares (a)
  NAF Global Equity Fund......................  $785  $1,292  $1,725   $3,073
  NAF International Equity Fund...............   738   1,203   1,595    2,840
  NAF International Small Cap Fund............   763   1,332   1,826    3,321
  SunAmerica International Equity Portfolio...   771   1,132   1,620    2,860
  Pro Forma Combined Fund #...................   758   1,094   1,555    2,727
Class C/II Shares (a)
  NAF Global Equity Fund......................  $385  $  892  $1,525   $3,227
  NAF International Equity Fund...............   338     803   1,395    2,997
  NAF International Small Cap Fund............   363     932   1,626    3,471
  SunAmerica International Equity Portfolio...   468     924   1,506    3,082
  Pro Forma Combined Fund #...................   456     886   1,442    2,956
Institutional Class I/Class I Shares (a)
  NAF Global Equity Fund......................  $210  $  667  $1,151   $2,486
  NAF International Equity Fund...............   163     576   1,016    2,237
  NAF International Small Cap Fund............   188     708   1,256    2,750
  SunAmerica International Equity Portfolio...   N/A     N/A     N/A      N/A
  Pro Forma Combined Fund #...................   183     566     975    2,116

   An investor would pay the following expenses on a $10,000 investment and assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period:

                                                  Cumulative Expenses Paid
                                                     for the Period of:
                                               -------------------------------
                                                                        10
                                               1 Year 3 Years 5 Years Years(b)
                                               ------ ------- ------- --------
Expenses if you did not redeem your shares at
 the end of the period:
Class A Shares (a)
  NAF Global Equity Fund......................  $782  $1,233  $1,708   $3,014
  NAF International Equity Fund...............   738   1,147   1,581    2,782
  NAF International Small Cap Fund............   762   1,271   1,806    3,261
  SunAmerica International Equity Portfolio...   769   1,175   1,605    2,798
  Pro Forma Combined Fund #...................   757   1,138   1,542    2,669
Class B Shares (a)
  NAF Global Equity Fund......................  $285  $  892  $1,525   $3,073
  NAF International Equity Fund...............   238     803   1,395    2,840
  NAF International Small Cap Fund............   263     932   1,626    3,321
  SunAmerica International Equity Portfolio...   271     832   1,420    2,860
  Pro Forma Combined Fund #...................   258     794   1,355    2,727
Class C/II Shares (a)
  NAF Global Equity Fund......................  $285  $  892  $1,525   $3,227
  NAF International Equity Fund...............   238     803   1,395    2,997
  NAF International Small Cap Fund............   263     932   1,626    3,471
  SunAmerica International Equity Portfolio...   368     924   1,506    3,082
  Pro Forma Combined Fund #...................   356     886   1,442    2,956
Institutional Class I/Class I Shares (a)
  NAF Global Equity Fund......................  $210  $  667  $1,151   $2,486
  NAF International Equity Fund...............   163     576   1,016    2,237
  NAF International Small Cap Fund............   188     708   1,256    2,750
  SunAmerica International Equity Portfolio...   N/A     N/A     N/A      N/A
  Pro Forma Combined Fund #...................   183     566     975    2,116

--------
+  As reflected in the Acquired Funds Prospectuses.

* "Other Expenses," "Total Annual Fund Operating Expenses Before Expense Reimbursement" and "Expense Reimbursement" in connection with the Acquiring and Combined Fund have been estimated, since the Acquiring Fund has not yet commenced operations.

(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) With respect to a NAF Acquired Fund, (i) purchases of Class A shares of $1 million or more will be subject to a CDSC of 1.00% on redemptions made within one year of purchase, (ii) the CDSC on Class B shares applies only if shares are redeemed within six years of their purchase in accordance with the NAF Acquired Funds' CDSC schedule set forth under "Proposal No. 2
     (a)-(b): Approval of the Plans" and (iii) the CDSC on Class C shares applies only if shares are redeemed within one year of their purchase. See the NAF Acquired Funds Prospectuses for more information regarding the CDSCs applicable to the NAF Acquired Funds. The CDSC schedules applicable to Class A, Class B and Class C shares of a NAF Acquired Fund will continue to apply to the Corresponding Shares received in the Reorganization by shareholders of the Combined Fund who were shareholders of the NAF Acquired Fund as of the date of the closing of the Reorganization (even if you exchange your shares for shares of another fund distributed by SACS (as defined below)). Future purchases of Class A, Class B or Class II shares of the Combined Fund will be subject to the CDSC schedule applicable to the Combined Fund.

    With respect to the SunAmerica Acquired Fund and the Acquiring Fund (and to future purchases of Class A, Class B or Class II shares of the Combined Fund after the closing of the Reorganizations), (i) purchases of Class A shares of $1 million or more are subject to a CDSC on redemptions made within two years of purchase (1.00% on shares sold within one year of purchase and 0.50% on shares sold after the first year and within the second year after purchase), (ii) the CDSC on Class B shares applies only if shares are redeemed within six years of their purchase in accordance with the SunAmerica Acquired Fund's and Acquiring Fund's CDSC schedule set forth under "Proposal No. 2(a)-(b): Approval of the Plans" and (iii) the CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See the SunAmerica Acquired Fund and Acquiring Fund Prospectuses for more information about the CDSCs applicable to the SunAmerica Acquired Fund, Acquiring Fund and the Combined Fund.

(3) In the case of the SunAmerica Acquired Fund and the Acquiring Fund (and hence the Combined Fund) a $15.00 fee may be imposed on wire and overnight mail redemptions.

(4) Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) With respect to each NAF Acquired Fund, amounts reflect AGAM's contractual obligation to waive, and to the extent necessary, reimburse certain fees and expenses of such NAF Acquired Fund through February 28, 2002. If shareholders do not approve the Reorganizations, there is no assurance AGAM would continue to provide such fee reductions and expense reimbursements past such date.

(6) The SunAmerica Style Select Board and the SunAmerica Equity Board, including a majority of the Independent Directors of each, approved each of the SunAmerica Acquired Fund's and SunAmerica Acquiring Fund's Investment Advisory and Management Agreements with SAAMCo subject to the net expense ratios set forth above. SAAMCo will waive fees and reimburse expenses should the Total Annual Fund Operating Expenses Before Expense Reimbursement be higher than the net expense ratio. SAAMCo may not increase such ratios, which are contractually required by agreement with the respective Boards, without the approval of the respective Board, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the respective Board, including a majority of the Independent Directors.

#   Assuming the Reorganization had taken place on March 31, 2001.

(a) Expenses used for the Example include fee waivers and expense reimbursements described in footnotes (5) and/or (6) above.

(b) Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, expense information for years 9 and 10 is the same for both Class A and Class B shares.

   The Examples set forth above assume reinvestment of all dividends and distributions and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See "Proposals Nos. 2(a)-(b): Approval of the Plans."

                                   THE FUNDS

   In the following pages, we compare your Fund against the Acquiring Fund in terms of investment objective and policies. As before with your review of the Fee Table and Examples, although information is presented for each Acquired Fund, please compare your specific Fund against the Acquiring Fund (rather than the other Acquired Funds).

   For shareholders of the SunAmerica International Equity Portfolio: since the Acquiring Fund is intended to be a successor to your Fund, you will find that the investment objective and policies of your Fund are in most instances identical to those of the Acquiring Fund.

   For shareholders of all Funds:

Business of the Acquired Funds

   Each NAF Acquired Fund is organized as a separate investment portfolio or series of North American Funds, a Massachusetts business trust, which was established on September 28, 1988 pursuant to its Declaration of Trust.

   The SunAmerica Acquired Fund is a separate investment portfolio or series of SunAmerica Style Select Series, Inc., a Maryland corporation, which was incorporated on July 3, 1996.

Business of the Acquiring Fund

   The Acquiring Fund is organized as a separate investment portfolio or series of SunAmerica Equity Funds, a Massachusetts business trust, which was established on June 18, 1986 pursuant to its Declaration of Trust. The Acquiring Fund is newly created and has not yet commenced operations. It is intended to be a successor to the SunAmerica International Equity Portfolio.

Comparison of the Funds

   A discussion of the investment objectives and principal investment policies of the Funds is set forth below. The objectives and policies that are identified as fundamental may not be changed without shareholder approval.

   The SunAmerica Acquired Fund and the Acquiring Fund utilize substantially similar principal investment policies.

   The main differences between the principal investment policies of each NAF Acquired Fund and the Acquiring Fund, each of which is discussed in more detail below, are as follows:

   With respect to the NAF Global Equity Fund,

  . that this Fund is diversified, while the Acquiring Fund is non-diversified,

  . that this Fund will not utilize active trading as a principal investment strategy, while the Acquiring Fund will,

  . that this Fund may invest in U.S. securities and emphasizes common stocks of emerging and established growth companies, while the Acquiring Fund may, but generally will not, invest in U.S. securities and may employ, in any combination, elements of "value" investing, "growth" investing and "country allocation" (each of which is described below), and

  . that investing in initial public offerings will be used as a principal investment strategy for this Fund, but not for the Acquiring Fund.

   With respect to the NAF International Equity Fund,

  . that this Fund is diversified, while the Acquiring Fund is non-diversified,

  . that this Fund will not invest in U.S. securities, while the Acquiring
    Fund may, but generally will not,

  . that this Fund will primarily invest in accordance with country and sector weightings which in the aggregate will closely replicate broad market indices, while the Acquiring Fund may employ, in any combination, elements of "value" investing, "growth" investing and "country allocation" (each of which is described below), and

  . that investing in derivatives will be used as a principal investment strategy for this Fund, but not for the Acquiring Fund.

   With respect to the NAF International Small Cap Fund,

  . that this Fund is diversified, while the Acquiring Fund is non-diversified,

  . that this Fund will invest primarily in securities of small-cap companies, while the Acquiring Fund selects securities without regard to market capitalization,

  . that this Fund may invest in U.S. securities, while the Acquiring Fund may, but generally will not, and

  . that investing in initial public offerings will be used as a principal investment strategy for this Fund, but not for the Acquiring Fund.

 Investment Objectives

   The investment objectives for all of the Funds are substantially similar as shown below. Each NAF Acquired Fund's investment objective is a fundamental policy, and the SunAmerica Acquired Fund's investment objective is a non-fundamental policy. The Acquiring Fund's investment objective is a non-fundamental policy.

   Fund                                            Investment Objective
   ----                                            --------------------
   NAF Global Equity Fund                     Long-term capital appreciation
   NAF International Equity Fund              Long-term capital appreciation
   NAF International Small Cap Fund           Capital appreciation
   SunAmerica International Equity Portfolio  Long-term growth of capital
   Acquiring Fund                             Capital appreciation

 Investment Policies

   Both the Acquiring Fund and SunAmerica International Equity Portfolio seek to achieve their objective by active trading of equity securities and other securities with equity characteristics of non-U.S. issuers located in at least three countries other than the U.S. and selected without regard to market capitalization at the time of purchase. Active trading is the frequent trading of portfolio securities to achieve an investment goal. Each Fund may incorporate, in any combination, elements of "value" investing, "growth" investing and "country allocation." The growth oriented philosophy is that of investing in securities believed to offer the potential for long-term growth of capital and focuses on securities considered to have a historical record of above-average growth rate; to have significant growth potential; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand. The value oriented philosophy is that of investing in securities believed to be undervalued in the market and reflects a contrarian approach, in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. Country allocation is an investment strategy where the Fund purchases securities based on research involving investment opportunities in particular countries or regions, as opposed to opportunities in particular industries or types of stocks.

   NAF Global Equity Fund seeks to achieve its objective by investing in a globally diversified portfolio of equity securities. The Fund normally invests at least 65% of total assets in equity securities of growth companies in a variety of markets throughout the world. NAF Global Equity Fund may purchase securities in any foreign country, as well as in the U.S., and emphasizes common stocks of both emerging and established growth companies that generally have proven performance records and strong market positions. NAF Global Equity Fund's portfolio will always invest at least 65% of its total assets in three or more countries. NAF Global Equity Fund will not invest more than 50% of its total assets in the securities of any one foreign country.

   NAF International Equity Fund seeks to achieve its objective by investing primarily, in accordance with country and sector weightings determined by its subadviser, in equity securities of non-U.S. issuers which, in the aggregate, closely replicate broad market indices. The Fund seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection.

   NAF International Small Cap Fund seeks to achieve its objective by investing primarily in equity securities of foreign small-cap companies. Small-cap companies are defined as those companies where the total market value of its outstanding securities (market capitalization) is less than $1.5 billion. The Fund invests in companies that are located in both established and emerging economies throughout the world. At least 65% of the Fund's total assets will normally be invested in foreign securities from a minimum of three countries. The Fund may also invest in larger foreign companies or in U.S.-based companies if they represent better prospects for capital appreciation.

 Certain Investments and Techniques of the Funds

   Investments in the U.S. The NAF International Equity Fund will not invest in securities of U.S. issuers. The NAF Global Equity Fund, NAF International Small Cap Fund, SunAmerica International Equity Portfolio and the Acquiring Fund may invest in securities of U.S. issuers. However, the SunAmerica International Equity Portfolio and the Acquiring Fund generally will not invest in securities of U.S. issuers.

   Emerging Markets. All Funds may invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. The characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

   Active Trading. All of the Funds except NAF Global Equity Fund utilize active trading as a principal investment strategy. The Acquiring Fund will use active trading as a principal investment strategy.

   ADRs. All of the Funds may invest in American Depositary Receipts and American Depositary Shares ("ADRs"). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign securities. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. This is a principal investment strategy for NAF International Small Cap Fund but not for the other Acquired Funds and the Acquiring Fund.

   IPOs. All of the Funds may invest in the initial public offerings ("IPO") market and a portion of a Fund's returns may be attributable to investments in IPOs. This is a principal investment strategy for NAF Global Equity Fund and NAF International Small Cap Fund but not for the other Acquired Funds and the Acquiring Fund.

   Derivatives. All of the Funds may invest in "derivatives" which are various instruments that derive their values from those of specified securities indices, currencies or other points of reference for both hedging and non-hedging purposes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes. This is a principal investment strategy for NAF International Equity Fund, but not for the other Acquired Funds and the Acquiring Fund; rather, the latter Funds will normally use certain types of derivatives as part of efficient portfolio management or for return enhancement purposes.

   Currency Transactions. All of the Funds may engage in currency transactions. Currency transactions include the purchase and sale of currencies to facilitate securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates.

 Principal Risk Factors

   For a discussion of the principal risks of investing in each Fund, see "Principal Risk Factors and Special Considerations."

 Directors and Officers

   North American Funds, SunAmerica Style Select Series, Inc. and SunAmerica Equity Funds are each governed by a Board of Trustees or Directors that meets regularly to review its respective Fund's investments, performance, expenses, and other business affairs. Each Board elects its respective Fund's officers.

 Management and Subadvisory Arrangements

   Comparison of Management and Administrative Arrangements and Fees. AGAM serves as the investment adviser for the NAF Acquired Funds and SAAMCo serves as the investment adviser for the SunAmerica Acquired Fund and the Acquiring Fund. As investment adviser to the respective Funds, AGAM and SAAMCo select and manage the investments, provide various administrative services and supervise the daily business affairs, except to the extent they have delegated portfolio management of a Fund to a subadviser. The NAF Acquired Funds utilize subadvisers as described below. The SunAmerica Acquired Fund is currently advised by SAAMCo without any subadvisers. The Acquiring Fund will be subadvised by AIGGIC, an affiliate of SAAMCo. See "Proposals Nos. 2(a)-(b):
Approval of the Plans" for more detailed information regarding the advisory arrangements of the Funds.

   The table below sets forth the fees, as a percentage of average daily net assets, payable by each NAF Acquired Fund to AGAM and by the SunAmerica Acquired Fund to SAAMCo for its management and administrative services. The table also sets forth the annual fee rate that the Acquiring Fund will pay to SAAMCo for its management and administrative services. Please compare the specific advisory fee rate of your Fund to the advisory fee rate of the Acquiring Fund.

                                                Advisory Fee
                             --------------------------------------------------
                                           Between      Between
                                         $50 Million  $200 Million
                                First        and          and      Excess over
Fund                         $50 Million $200 Million $500 Million $500 Million
----                         ----------- ------------ ------------ ------------
NAF Global Equity Fund.....     0.90%       0.90%        0.70%        0.70%
NAF International Equity
 Fund......................     0.90%       0.85%        0.80%        0.75%
NAF International Small Cap
 Fund......................     1.05%       1.00%        0.90%        0.80%
SunAmerica International
 Equity Portfolio..........     1.10%       1.10%        1.10%        1.10%
Acquiring Fund.............     1.00%       1.00%        1.00%        1.00%

   The advisory fee rate that will be payable by the Acquiring Fund will be lower than the advisory fee rates currently payable by two of the Acquired Funds (NAF International Small Cap Fund and SunAmerica International Equity Portfolio), but higher than the advisory fee rates currently payable by the other two Acquired Funds (NAF Global Equity Fund and NAF International Equity
Fund). See "Summary--Fee Tables and Examples" above.

   For the NAF Global Equity Fund, although the advisory fee rate paid by the Acquiring Fund would be higher, the expenses paid by a shareholder will not increase. See "Summary--Fee Tables and Examples" above.

   For the NAF International Equity Fund, the advisory fee rate is lower than for the Acquiring Fund, and the total expenses before expense reimbursements paid by a shareholder will not increase. However, although the net expenses (after fee waiver) of the NAF International Equity Fund will increase, the NAF Board considered that the fee waiver for the NAF International Equity Fund terminates on February 28, 2002 while the contractual fee waiver and expense reimbursements arrangements agreed to by SAAMCo will continue indefinitely, subject to termination by the SunAmerica Equity Board, including a majority of the Independent Trustees of SunAmerica Equity Funds who are not "interested persons" (within the meaning of the Investment Company Act) of SunAmerica Equity Funds (the "SunAmerica Independent Trustees"). SAAMCo may not increase the net expense ratio, which is contractually required by agreement with the SunAmerica Equity Board, without the approval of the SunAmerica Equity Board, including a majority of the SunAmerica Independent Trustees. See "Summary--Fee Tables and Examples" above.

   Investment Advisory Agreements. The investment advisory agreement between SunAmerica Equity Funds, on behalf of the Acquiring Fund, and SAAMCo (the "Acquiring Fund Investment Advisory Agreement") is similar to both the New and Previous NAF Investment Advisory Agreements applicable to the NAF Acquired Funds (collectively, the "NAF Investment Advisory Agreement") and to the Investment Advisory and Management Agreement between SAAMCo and SunAmerica Style Select Series, Inc. on behalf of the SunAmerica Acquired Fund (the "SunAmerica Acquired Fund Investment Advisory Agreement"), except for certain matters including the advisory fees, the effective dates, and, for the NAF Acquired Funds, the identity of the adviser. See "Proposals Nos. 2 (a)-(b):
Approval of the Plans" for further discussion regarding these agreements.

   Comparison of Subadvisory Arrangements and Fees. As stated above, each NAF Acquired Fund employs a subadviser that is responsible for investment decisions (a "Subadviser"). The SunAmerica Acquired Fund employed two Subadvisers until September 1, 2001, when SAAMCo assumed direct management of the portfolio. The Acquiring Fund will employ a Subadviser. The chart below sets forth the Subadvisers for the Funds and the annual rate of fees that are, or will be, payable. The Subadvisers' fees are paid out of AGAM's and SAAMCo's advisory fee, respectively, at no additional cost to the respective Fund or shareholders.

Fund                                   Subadviser                      Subadvisory Fee
----                                   ----------                      ---------------
NAF Global Equity Fund    Founders Asset Management, LLC       .500% on the first $50 million,
                          ("Founders")                         .450% between $50 million and
                          2930 East Third Avenue               $200 million, .400% between
                          Denver, Colorado 80206               $200 million and $500 million
                                                               and .350% on the excess over
                                                               $500 million.
NAF International Equity  Morgan Stanley Investment Management .500% on the first $50 million,
 Fund                     Inc. ("MS")                          .450% between $50 million and
                          1221 Avenue of the Americas          $200 million, .400% between
                          New York, New York 10020             $200 million and $500 million
                                                               and .350% on the excess over
                                                               $500 million.
NAF International Small   Founders (defined above)             .500% on the first $300
 Cap Fund                                                      million, .450% between $300
                                                               million and $500 million and
                                                               .400% on the excess over $500
                                                               million.
SunAmerica International  None                                 N/A
 Equity Portfolio
Acquiring Fund            AIGGIC                               .470% on all assets.
                          175 Water Street
                          New York, New York 10038

   Subadvisory Agreements. The subadvisory agreement between SAAMCo and AIGGIC for the Acquiring Fund (the "Acquiring Fund Subadvisory Agreement") is similar to the subadvisory agreements applicable to the NAF Acquired Funds (collectively, the "NAF Subadvisory Agreement") except for certain matters including the advisory fees, the effective dates, and the identity of the subadviser. See "Proposals Nos. 2(a)-(b): Approval of the Plans" for further discussion regarding these agreements.

 Distribution and Shareholder Servicing Arrangements

   Distributor. American General Funds Distributors, Inc. ("AGFD" or the "NAF Distributor"), an affiliate of AGAM, acts as the distributor of the shares of the NAF Acquired Funds. SunAmerica Capital Services, Inc. ("SACS" or the "SunAmerica Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the SunAmerica Acquired Fund and the shares of the Acquiring Fund. See "Proposals Nos. 2 (a)-(b) Approval of the Plans" for additional information regarding the Funds' distribution arrangements.

   Shareholder Servicing Fees for Institutional Class I/Class I. AGAM provides certain recordkeeping and shareholder services to retirement and employee benefit plans and certain asset allocation funds of North American Funds that invest in Institutional Class I shares of the NAF Acquired Funds. SACS will provide these services after the Reorganization with respect to Class I shares of the Combined Fund. See "Proposals Nos. 2 (a)-(b): Approval of the Plans" for additional information regarding these services.

 Other Service Agreements with Affiliates

   SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of SAAMCo, acts as a servicing agent assisting State Street Bank and Trust Company ("State Street"), the transfer agent and custodian of the SunAmerica Acquired Fund and Acquiring Fund, in connection with certain services offered to the shareholders of such Funds. See "Proposals Nos. 2 (a)-(b): Approval of the Plans" for additional information regarding these service agreements.

 Other

   Shares. As with all mutual funds, investors purchase shares when they invest in the Funds. Share certificates are not generally issued.

   Each full share and fractional share entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and to cast one vote per share, with fractional shares voting proportionally, on certain Fund matters, including the election of directors, changes in fundamental policies, or approval of changes in investment advisory agreements.

   The table below sets forth the share classes currently offered by each of the Acquired Funds and the Acquiring Fund and the share classes that will be offered by the Combined Fund after consummation of the Reorganization.

  NAF Acquired Funds    SunAmerica Acquired Fund Acquiring Fund* Combined Fund
  ------------------    ------------------------ --------------- -------------
A, B, C, Institutional
        Class I                 A, B, II           A, B, II, I    A, B, II, I

--------
* The New SunAmerica International Equity Fund has not yet commenced operations and therefore has not issued shares of any class.

   Purchase of Shares. The procedures for purchasing shares are similar, but not identical, for all Funds. See "Proposals Nos. 2 (a)-(b): Approval of the Plans" below, "Investing in the North American Funds" in the NAF Acquired Funds Prospectuses and "Shareholder Account Information" in the SunAmerica Acquired Fund and Acquiring Fund Prospectuses.

   Redemption of Shares. The procedures for redeeming shares are similar, but not identical, for all Funds. See "Proposals Nos. 2(a)-(b): Approval of the Plans" below, "Investing in the North American Funds" in the NAF Acquired Funds Prospectuses and "Shareholder Account Information" in the SunAmerica Acquired Fund and Acquiring Fund Prospectuses.

   Exchanges of Shares. The procedures for exchanging shares are similar, but not identical, for all Funds. See "Proposals Nos. 2(a)-(b): Approval of the Plans" below, "Account Services" and "Section III: Investing in the North American Funds Institutional Classes of Shares" in the NAF Acquired Funds Prospectuses and "Transaction Policies" in the SunAmerica Acquired Fund and Acquiring Fund Prospectuses.

   Dividends. The Funds currently have the same policies with respect to dividends. See "Proposals Nos. 2(a)-(b): Approval of the Plans" below, "Pricing of Shares and Dividends and Distributions from North American Funds" in the Acquired Funds Prospectuses and "Dividend, Distribution and Account Policies" in the SunAmerica Acquired Fund and Acquiring Funds Prospectuses.

   Net Asset Value. The price at which each Fund's shares are purchased or redeemed is the Fund's next determined net asset value per share after receipt of the purchase or redemption order. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Time). For further discussion on net asset value and how it is determined, see "Proposals Nos. 2(a)-(b):
Approval of the Plans" below, "Pricing of Fund Shares" in the SunAmerica Acquired Fund and Acquired Funds Prospectuses and "Transaction Policies" in the SunAmerica Acquired Fund and Acquiring Funds Prospectuses.

   Tax Considerations. The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the Acquiring Fund. See "Taxes" in the SunAmerica Acquired Fund and Acquired Funds Prospectuses and "Dividend, Distribution and Account Policies" in the SunAmerica Acquired Fund and Acquiring Funds Prospectuses.

   Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code. This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization. For a more detailed discussion regarding potential tax consequences of the Reorganizations, see "Proposals Nos. 2(a)-(b): Approval of the Plan."

               PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS

                   PRINCIPAL RISKS OF INVESTING IN THE FUNDS

   In the following pages, we compare the principal risks of your Fund and the Acquiring Fund. Although information is presented for each Acquired Fund, please compare your Fund with the Acquiring Fund.

   For shareholders of the SunAmerica International Equity Portfolio: since the Acquiring Fund is intended to be a successor to your Fund, you will find that the principal risks of your Fund are almost identical to those of the Acquiring Fund.

   Many of the investment risks associated with an investment in a NAF Acquired Fund are substantially the same as those associated with an investment in the Acquiring Fund. A discussion of the principal risks of investing in the Funds is set forth below. See the NAF Acquired Funds Prospectuses, the SunAmerica Acquired Fund Prospectus, the NAF Acquired Funds Statement and the Acquiring Funds Statements for more detailed discussions of investment risks associated with an investment in the Funds. There is no guarantee that the investment objective of a Fund will be achieved or that the value of a shareholder's investment in the Fund will not decrease. The primary differences in principal investment risks between the Acquiring Fund and the NAF Acquired Funds, each of which is discussed in more detail below, are: (1) the Acquiring Fund is subject to non-diversification risk whereas the NAF Acquired Funds are not; and (2) the NAF International Small Cap Fund is subject to a greater degree of small cap risk than the Acquiring Fund.

   Risks of Investing in Equity Securities. All of the Funds invest primarily in equity securities. As with any equity fund, the value of your investments in any of the Funds may fluctuate in response to stock market movements. In addition, individual stocks selected for any of the Funds may underperform the market generally.

   Securities Selection. All of the Funds are subject to securities selection risk. Securities selection risk is when a strategy used by a Fund, or securities selected by its portfolio manager, may fail to produce the intended return.

   Foreign Investment Risk. Each Fund will invest in foreign securities and will be subject to the risk that the value of the Fund's foreign investments will decline as a result of foreign political, social or economic changes. In addition, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Furthermore, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

   Emerging Markets. All of the Funds are subject to emerging markets risk. An emerging market country is one that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Historical experience indicates that the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

   Currency Risk. All of the Funds are subject to currency risk which is the risk that the value of the foreign portfolio investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Fund's non-dollar securities.

   Liquidity Risk. All of the Funds are subject to liquidity risk. This is the risk that a Fund may be unable to sell a security because there are too few people who actively trade that security on a regular basis.

   Risks of Non-Diversification. The SunAmerica International Equity Portfolio and the Acquiring Fund are non-diversified, which means that they can invest a larger portion of their assets in the stock of a single company than can some other mutual funds, including the three NAF Acquired Funds. By concentrating in a smaller number of stocks, a Fund's risk is increased because the economic effect of each stock on the Fund's performance is greater. The NAF Acquired Funds are diversified.

   Small Cap Risk. The NAF International Small Cap Fund is subject to small cap risk as a principal risk and the other Funds are subject to this risk to a lesser degree. This is the risk that companies with smaller market capitalizations (particularly under $1 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements.

   Derivatives. Each Fund is subject to derivatives risk. Derivatives have heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transactions.

   IF YOU ARE A SUNAMERICA INTERNATIONAL EQUITY PORTFOLIO SHAREHOLDER YOU MAY SKIP TO PROPOSALS NOS. 2 (a)-(b) ON PAGE 26. THE FOLLOWING PROPOSAL IS ONLY APPLICABLE TO NORTH AMERICAN FUND SHAREHOLDERS.

     PROPOSAL NO. 1: APPROVAL OF THE NEW NAF INVESTMENT ADVISORY AGREEMENT

          THE AIG MERGER AND THE NEW NAF INVESTMENT ADVISORY AGREEMENT

Board Considerations

   On August 29, 2001, AIG acquired American General in the AIG Merger. As a result of the AIG Merger, AGAM became a subsidiary of AIG.

   As required by the Investment Company Act, the Previous NAF Investment Advisory Agreement provided for automatic termination upon its "assignment." Under the Investment Company Act, a change of control of an investment adviser constitutes an "assignment." The consummation of the AIG Merger resulted in the assignment of the Previous NAF Investment Advisory Agreement and its automatic termination. Therefore, as described below, shareholders are being asked to approve the New NAF Investment Advisory Agreement.

   At a meeting held on July 16-17, 2001, the NAF Board, including all of the NAF Independent Trustees, unanimously approved an interim investment advisory agreement (the "Interim NAF Investment Advisory Agreement") between AGAM and North American Funds with respect to the NAF Acquired Funds pursuant to Rule 15a-4 under the Investment Company Act. This has allowed AGAM to continue to serve as investment adviser for the NAF Acquired Funds after the AIG Merger. This Rule allows, under certain circumstances, interim advisory agreements to take effect, and to remain in effect for up to 150 days, without receiving prior shareholder approval, as long as the fees payable under such agreement do not exceed the fees payable under the predecessor agreement that had been approved by the shareholders and certain other contractual provisions are included in the interim agreement. The Interim NAF Investment Advisory Agreement requires all advisory fees earned by AGAM to be escrowed pending shareholder approval of the New NAF Investment Advisory Agreement. If the New NAF Investment Advisory Agreement is not approved, AGAM will be entitled to receive from escrow the lesser of any costs incurred in performing the Interim NAF Investment Advisory Agreement (plus interest earned on the amount while in escrow), and the total amount in the escrow account (plus interest earned). The Interim NAF Investment Advisory Agreement will terminate on the earlier of the effective date of the New NAF Investment Advisory Agreement or 150 days after the completion of the AIG Merger.

   Pursuant to the terms of the Interim NAF Investment Advisory Agreement, AGAM is responsible for the management of the investment portfolio of each NAF Acquired Fund and for providing certain administrative services to each NAF Acquired Fund. The terms of the Interim NAF Investment Advisory Agreement are the same as those of the Previous NAF Investment Advisory Agreement. The Interim NAF Investment Advisory Agreement differs from the Previous NAF Investment Advisory Agreement only with respect to the effective date, the term, and the escrow provisions relating to AGAM's fees (as described above). Under the Investment Company Act, AGAM may continue to serve as the investment adviser for each NAF Acquired Fund beyond an interim period of 150 days only if shareholders of such NAF Acquired Fund approve a new investment advisory agreement with AGAM. Consequently, the NAF Board unanimously approved, and recommended shareholder approval of, the New NAF Investment Advisory Agreement on July 16-17, 2001. The New NAF Investment Advisory Agreement, if approved by shareholders, would take effect immediately upon such approval. The terms of the New NAF Investment Advisory Agreement, including advisory fees, are the same in all material respects as those of the Previous NAF Investment Advisory Agreement. The New NAF Investment Advisory Agreement differs from the Previous NAF Investment Advisory Agreement only with respect to its effective date. See "--Description of the New NAF Investment Advisory Agreement" below for a description of the New NAF Investment Advisory Agreement and the services to be provided by AGAM thereunder.

   In addition, each of the NAF Acquired Funds has a Subadviser that is unaffiliated with AGAM. Each previously existing subadvisory agreement provided that it terminated upon termination of the Previous NAF Investment Advisory Agreement. The NAF Board also approved the continuation of each subadvisory agreement for the NAF Acquired Funds. Such approval was made in accordance with a "Manager of Managers" order granted by the Commission to North American Funds and therefore the subadvisory agreements for the NAF Acquired Funds do not require shareholder approval.

   In connection with its approval of the New NAF Investment Advisory Agreement, the NAF Board received a presentation relating to AIG and SAAMCo, as well as a presentation from AGAM. The NAF Board considered that the AIG Merger did not involve any changes in the overall form of the advisory contract, the advisory fees, or any of the NAF Acquired Funds' objectives or policies. The NAF Board also considered that AGAM and SAAMCo had indicated that while they intended to propose the Reorganizations to the NAF Board at a subsequent meeting, until such Reorganizations were approved and consummated, SAAMCo and AIG represented there would be no material change in the nature and quality of services provided by AGAM. As part of their deliberations, the NAF Board took into account the following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved or reasonably anticipated to be achieved by AGAM; the amount and structure of investment advisers' fees generally and the fees payable under the New NAF Investment Advisory Agreement; the financial strength of AIG; the management, personnel and operations of AIG and SAAMCo; the commitment of AIG to the financial services industry, and the structure of the AIG Merger.

   Section 15(f) of the Investment Company Act provides that an investment adviser (such as AGAM) to a registered investment company, and the affiliates of such adviser, may receive any amount or benefit in connection with a sale of any interest in such investment adviser which results in an assignment of an investment advisory contract if the following two conditions are satisfied: (1) for a period of three years after such assignment, at least 75% of the board of directors of the investment company are not "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act) of the new investment adviser or its predecessor; and (2) no "unfair burden" (as defined in the Investment Company Act) may be imposed on the investment company as a result of the assignment or any express or implied terms, conditions or understandings applicable thereto. Consistent with the first condition of
Section 15(f), AIG advised the NAF Board that for a period of three years after the AIG Merger, it will not take or recommend any action that would cause more than 25% of the NAF Board (or SunAmerica Equity Board) to be interested persons of SAAMCo or AGAM. With respect to the second condition of Section 15(f), an "unfair burden" on an investment company is defined in the Investment Company Act to include any arrangement during the two-year period after any such transaction occurs whereby the investment adviser or its predecessor or successor, or any interested person of such adviser, predecessor or successor, receives or is entitled to receive any compensation of two types, either directly or indirectly. The first type is compensation from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company, other than bona fide ordinary compensation as principal underwriter for such company. The second type is compensation from the investment company or its security holders for other than bona fide investment advisory or other services. AIG advised the NAF Board that it will not take or recommend any action that would constitute an unfair burden on North American Funds (or the Acquiring Fund) within the meaning of Section 15(f).

Description of the New NAF Investment Advisory Agreement

   As a proposal separate from the proposal to approve a Reorganization, shareholders of each NAF Acquired Fund are being asked to approve the New NAF Investment Advisory Agreement with AGAM to cover the period subsequent to the shareholder approval and prior to consummation of the Reorganization (which is currently anticipated to occur during the fourth calendar quarter of 2001). If this proposal is approved, but a Reorganization is not approved by the shareholders of a NAF Acquired Fund, AGAM will continue to serve as that NAF Acquired Fund's adviser under the New NAF Investment Advisory Agreement. The terms of the New NAF Investment Advisory Agreement are the same in all material respects as those of the Previous NAF Investment Advisory Agreement. The New NAF Investment Advisory Agreement differs from the Previous NAF Investment Advisory Agreement only with respect to the effective date. The Previous NAF Investment Advisory Agreement is dated June 1, 2000 and was last approved by the shareholders of the NAF Acquired Funds at a meeting held on the same date in connection with its initial approval. A description of the New NAF Investment Advisory Agreement and the services to be provided by AGAM is set forth below. This description is qualified in its entirety by reference to the form of the New NAF Investment Advisory Agreement attached to this Proxy Statement and Prospectus as Exhibit I.

   As compensation for its services under the New NAF Investment Advisory Agreement, the NAF Acquired Funds will pay to AGAM the same fee, as a percentage of average daily net assets, that was payable to AGAM under the Previous Investment Advisory Agreement. Such fee will be payable monthly and accrued daily. See "Summary" for a description of the fee payable to AGAM under the Previous Investment Advisory Agreement. AGAM has agreed, until February 28, 2002, to reduce fees payable to it by, or reimburse expenses to, the NAF Acquired Funds.

   For the fiscal year ended October 31, 2000, North American Funds paid total advisory fees to AGAM of $7,339,733. Of such amount, $523,879, $299,101 and $320,210 were attributable to the NAF Global Equity Fund, the NAF International Equity Fund, and the NAF International Small Cap Fund, respectively. These amounts do not reflect certain fee waivers and expense reimbursements for which the NAF Acquired Funds were reimbursed.

   The Board of Trustees of North American Funds unanimously recommends that the shareholders of each NAF Acquired Fund approve the New NAF Investment Advisory Agreement. Shareholders of each NAF Acquired Fund vote separately on the approval of the New NAF Investment Advisory Agreement. Approval of the New NAF Investment Advisory Agreement by one NAF Acquired Fund is not contingent upon approval of the New NAF Investment Advisory Agreement by any other NAF Acquired Fund. If the New NAF Investment Advisory Agreement is not approved by shareholders of a NAF Acquired Fund, the NAF Board will determine the appropriate actions in the best interests of shareholders to be taken with respect to such NAF Acquired Fund's advisory arrangements at that time.

Additional Information About AGAM

 General

   CypressTree Investments, Inc. ("CypressTree") and its affiliates were formed in 1996 to acquire, advise and distribute mutual funds through broker-dealers and other intermediaries. CypressTree Asset Management Corporation, Inc. ("CAM") was CypressTree's wholly-owned advisory subsidiary and CypressTree Funds Distributors, Inc. ("CFD") was CypressTree's wholly-owned distribution subsidiary. On March 10, 2000, CypressTree sold substantially all of its assets, including all of the stock of CAM and CFD, to American General. Thereafter, CAM was renamed American General Asset Management Corp. and CFD was renamed American General Funds Distributors, Inc. Pursuant to the Previous NAF Advisory Agreement, AGAM oversaw the administration of all aspects of the business and affairs of the NAF Acquired Funds, and selected, contracted with and compensated Subadvisers to manage the assets of the NAF Acquired Funds. AGAM has continued to perform these functions under the Interim NAF Investment Advisory Agreement since the completion of the AIG Merger.

   AGAM is located at 286 Congress Street, Boston, Massachusetts 02210. Prior to the AIG Merger, AGAM was wholly owned by American General, which is located at 2929 Allen Parkway, Houston, Texas 77019. As a result of the AIG Merger, American General is wholly owned by AIG. The principal address of AIG is 70 Pine Street, New York, New York 10270.

   The directors and principal executive officer of AGAM, if any, their business addresses, position(s) with AGAM and a description of their principal occupations are set forth below.

Name and Address                Position with AGAM and Principal Occupation(s)
----------------                ----------------------------------------------
John A. Graf............ Director; Senior Vice Chairman, Asset Accumulation, American
 2929 Allen Parkway      General.
 Houston, TX 77019

Kent E. Barrett......... Director and Treasurer; Senior Vice President and General
 2929 Allen Parkway      Auditor, American General.
 Houston, TX 77019

   In addition, the following officers of North American Funds also are employees of AGAM:

   Thomas J. Brown, Treasurer and Vice President of North American Funds and Chief Financial Officer and Chief Administrative Officer of AGAM.

   John I. Fitzgerald, Secretary and Vice President of North American Funds and Assistant Secretary and Counsel of AGAM.

   John N. Packs, Assistant Treasurer and Vice President of North American Funds and Director of Research of AGAM.

 Additional Payments to AGAM and its Affiliates by NAF Acquired Funds

   The Previous NAF Investment Advisory Agreement provided for reimbursement to AGAM for various expenses related to financial, accounting and administrative services provided to the NAF Acquired Funds. For the fiscal year ended October 31, 2000, North American Funds paid in the aggregate $1,387,842 to AGAM for such services. Of such amount, $100,111, $48,918 and $46,369 were attributable to the NAF Global Equity Fund, the NAF International Equity Fund and the NAF International Small Cap Fund, respectively.

   For the fiscal year ended October 31, 2000, AGAM was paid fees on Institutional Class I shares under the NAF Services Agreement (as defined below) of $10,494 by the NAF International Equity Fund. The NAF Global Equity Fund and the NAF International Small Cap Fund paid no fees to AGAM under the NAF Services Agreement.

   For the fiscal year ended as follows: October 31, 2000, the NAF Acquired Funds paid the NAF Distributor the following distribution and service fees:

                                                      Distribution and Service
                                                                Fees
                                                      -------------------------
                                                      Class A Class B  Class C
                                                      ------- -------- --------
NAF Global Equity Fund............................... $32,316 $178,789 $310,964
NAF International Equity Fund........................  19,093  162,244   63,986
NAF International Small Cap Fund.....................  21,276  129,910  114,276

   For the fiscal year ended October 31, 2000, the NAF Acquired Funds paid brokerage commissions to affiliated brokers as follows:

NAF International Equity Fund............................................. $759

                PROPOSALS NOS. 2 (a)-(b): APPROVAL OF THE PLANS

                            COMPARISON OF THE FUNDS

Investment Policies

   In the following pages, in addition to the principal investment policies set forth under Summary--The Funds--Comparison of the Funds above, we further compare the investment policies of your Fund against those of the Acquiring Fund. Although information is presented for each Acquired Fund, please compare your Fund with the Acquiring Fund.

   For shareholders of the SunAmerica International Equity Portfolio: since the Acquiring Fund is intended to be a successor to your Fund, you will find that the investment policies of your Fund are almost identical to those of the Acquiring Fund.

   The principal differences between the investment policies of the NAF Acquired Funds and the Acquiring Fund, each of which is discussed in more detail below, are as follows:

   With respect to all of the NAF Acquired Funds,

  . that these Funds may invest up to 35% of their total assets in securities other than equity securities, while the Acquiring Fund may only invest up to 20% of its assets in such securities,

  . that these Funds may invest without limit in short-term investments to meet redemptions and cover expenses, while the Acquiring Fund may invest no more than 10% of its total assets in such investments, unless for defensive purposes,

  . that these Funds may not borrow for investment purposes, while the Acquiring Fund may borrow up to 50% of the value of its assets for investment purposes,

  . that these Funds are diversified, while the Acquiring Fund is non-diversified,

  . that these Funds generally do not invest in foreign investment companies, while the Acquiring Fund may invest to a significant extent in foreign investment companies.

   With respect to the NAF International Small Cap Fund, that this Fund will not invest more than 5% of its total assets in junk bonds, while the Acquiring Fund may invest up to 20% of its assets in such securities.

   Fixed-income Securities. Although each Fund generally emphasizes investments in equity securities, each may also invest in fixed-income securities, including corporate bonds, notes, debentures, preferred stocks, convertible securities, U.S. government securities and mortgage-backed and asset-backed securities when these investments offer opportunities to achieve a Fund's investment goal. The SunAmerica International Equity Portfolio and Acquiring Fund may invest up to 20% of its total assets in fixed-income securities. The NAF Acquired Funds may invest up to 35% of their total assets in securities other than equity securities.

   Junk Bonds. Junk bonds are high yield, high risk bonds that do not meet the credit quality standards of investment grade securities. "Investment grade" is a designation applied to intermediate and long-term corporate debt securities rated within the highest four rating categories assigned by Standard & Poor's Corporation, a division of the McGraw-Hill Companies ("Standard & Poor's") (AAA, AA, A or BBB) or Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A or Baa).

   NAF International Small Cap Fund will not invest more than 5% of its total assets in unrated or below investment-grade fixed income securities. The SunAmerica International Equity Portfolio and Acquiring Fund may invest up to 20% of total assets in these securities.

   Foreign Investment Companies. The SunAmerica International Equity Portfolio and Acquiring Fund may invest to a significant extent in foreign investment companies as necessitated by certain foreign laws or because it is less expensive or more expedient than direct investments in foreign securities. Foreign investment companies invest in certain foreign markets, including emerging markets. Investing through such vehicles may involve frequent or layered fees or expenses and the SunAmerica International Equity Portfolio and Acquiring Fund will not invest in such investment companies unless, in the judgment of management, the potential benefits justify the payment of any associated fees and expenses. The other Funds generally do not invest in foreign investment companies.

   Short-Term Investments and Defensive Instruments. The Acquiring Fund may invest up to 10% of total assets in short-term investments to meet redemptions and cover expenses; the NAF Acquired Funds may invest without limit and the SunAmerica International Equity Portfolio may invest up to 25%. All Funds may invest without limit for defensive purposes.

   Special Situations. The SunAmerica International Equity Portfolio and Acquiring Fund may also invest in special situations. A special situation arises when, in the opinion of a Fund's management, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer.

   Illiquid Securities. All Funds are limited to a maximum of 15% of net assets in illiquid securities.

   Borrowing. All Funds may borrow for temporary or emergency purposes and in connection with reverse repurchase agreements, mortgage dollar rolls and similar transactions. When borrowing for temporary or emergency purposes, each Fund may borrow up to 33 1/3% of the value of its respective total assets. The NAF Acquired Funds may not borrow for investment purposes, but the SunAmerica International Equity Portfolio and Acquiring Fund may borrow for investment purposes (up to 50% of total net assets). Borrowing is a fundamental policy.

   Diversification. The NAF Acquired Funds are diversified while the SunAmerica International Equity Portfolio and the Acquiring Fund are non-diversified. Accordingly, the NAF Acquired Funds are subject to the restriction that, with respect to 75% of each fund's total assets, they may not purchase the securities of any issuer if the purchase would cause more than 5% of the value of the Fund's total assets to be invested in the securities of any one issuer (excluding U.S. Government securities) or cause more than 10% of the voting securities of the issuer to be held by the Fund. The other Funds are subject to the same limits as to 50% of its portfolio.

   Lending. The Funds may not make loans, except through repurchase agreements and the purchase of portfolio securities consistent with a Fund's investment objectives and policies. In addition, each Fund may lend portfolio securities subject to comparable policies. Lending is a fundamental policy.

   Short Sales. As a non-fundamental policy, the NAF Acquired Funds may not engage in short sales, except short sales "against the box." A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. The SunAmerica International Equity Portfolio and the Acquiring Fund may engage in short sales, whether or not "against the box," up to 25% of its total assets.

Directors and Officers

   SunAmerica Equity Funds is governed by the Board of Trustees (previously defined as the "SunAmerica Equity Board") which currently consists of the same five individuals as those serving on the SunAmerica Style Select Board (each, a "SunAmerica Board"). Four of the members of the SunAmerica Board are SunAmerica Independent Directors. The NAF Acquired Funds have a different Board of Directors from the SunAmerica Board. (SunAmerica Style Select Series, Inc. has a Board of Directors, while each of SunAmerica Equity Funds and North American Funds has a Board of Trustees. However, the offices of Director and Trustee are considered equivalent under the Investment Company Act and the terms "Director" and "Trustee" are used interchangeably.)

   The SunAmerica Board is responsible for the overall supervision of SunAmerica Equity Funds and performs various duties imposed on directors of investment companies by the Investment Company Act and under the SunAmerica Equity Funds' Declaration of Trust and Massachusetts law. Trustees and officers of SunAmerica Equity Funds are also directors and officers of some or all of the other investment companies managed, administered or advised by SAAMCo, and distributed by SACS and other affiliates (including the SunAmerica Acquired
Fund). The SunAmerica Equity Board elects the Acquiring Fund's officers. See "Trustees and Officers" in the Acquiring Fund Statement.

   The following table lists the Trustees and executive officers of SunAmerica Equity Funds, their ages and principal occupations during the past five years. The business address of each Trustee and executive officer is The SunAmerica Center, 733 Third Avenue, New York, New York 10017. For the purposes of this Proxy Statement and Prospectus, the SunAmerica Mutual Funds ("SAMF") consist of SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Style Select Series, Inc. and SunAmerica Strategic Investment Series, Inc. An asterisk indicates that the Trustee is an interested person of SunAmerica Equity Funds within the meaning of Section 2(a)(19) of the Investment Company Act.

                         Position with the
Name, Age and Address    Acquiring Fund       Principal Occupations During Past 5 Years
---------------------    -----------------    -----------------------------------------
S. James Coppersmith,    Trustee             Retired; formerly, President and General
 68.....................                     Manager, WCVB-TV, a division of the Hearst
                                             Corp. (1982 to 1994); Director/Trustee of
                                             SAMF and Anchor Series Trust ("AST").

Samuel M. Eisenstat,     Chairman of the     Attorney, solo practitioner; Chairman of
 60..................... Board               the Boards of Directors/Trustees of SAMF
                                             and AST.

Stephen J. Gutman, 58... Trustee             Partner and Managing Member of B.B.
                                             Associates LLC (menswear specialty
                                             retailing and other activities) since June
                                             1988; Director/Trustee of SAMF and AST.

Peter A. Harbeck*, 47... Trustee and         Director and President, SAAMCo, since
                         President           August 1995; Director, AIG Asset Management
                                             International, Inc. ("AIGAMI") since
                                             February 2000; Managing Director, John
                                             McStay Investment Counsel, L.P. ("JMIC")
                                             since June 1999; Director, SACS, since
                                             August 1993; Director and President,
                                             SunAmerica Fund Services, Inc. ("SAFS"),
                                             since May 1988; President, SAMF and AST.

Sebastiano Sterpa, 72... Trustee             Founder and Chairman of the Board of the
                                             Sterpa Group (real estate) since 1962;
                                             Director, Real Estate Business Service and
                                             Countrywide Financial; Director/Trustee of
                                             SAMF.

J. Steven Neamtz, 42.... Vice President      Executive Vice President, SAAMCo, since
                                             April 1996; Director and Chairman of the
                                             Board, AIGAMI, since February 2000; Vice
                                             President, SAMF, since November 1999;
                                             Director and President, SACS, since April
                                             1996.

                         Position with the
Name, Age and Address    Acquiring Fund       Principal Occupations During Past 5 Years
---------------------    -----------------    -----------------------------------------
Peter C. Sutton, 36..... Treasurer           Senior Vice President, SAAMCo, since April
                                             1997; Vice President, AIGAMI, since
                                             February 2000; Treasurer and Controller of
                                             Seasons Series Trust ("Seasons"),
                                             SunAmerica Series Trust ("SAST") and Anchor
                                             Pathway Fund ("APF") since February 2000;
                                             Treasurer of SAMF and AST since February
                                             1996; Vice President of SAST and APF since
                                             1994; formerly Assistant Treasurer of SAST
                                             and APF from 1994 to February 2000; Vice
                                             President, Seasons, since April 1997;
                                             formerly Vice President, SAAMCo, from 1994
                                             to 1997.

Robert M. Zakem, 43..... Secretary and Chief Senior Vice President and General Counsel,
                         Compliance Officer  SAAMCo, since April 1993; Vice President,
                                             General Counsel and Assistant Secretary,
                                             AIGAMI, since February 2000; Executive Vice
                                             President, General Counsel and Director,
                                             SACS, since August 1993; Vice President,
                                             General Counsel and Assistant Secretary,
                                             SAFS, since January 1994; Vice President,
                                             SAST, APF and Seasons; Assistant Secretary,
                                             SAST and APF, since September 1993;
                                             Assistant Secretary, Seasons, since April
                                             1997.

   At a meeting of the SunAmerica Board held on August 22, 2001, the SunAmerica Board elected Dr. Judith L. Craven and William F. Devin to the SunAmerica Board, effective on or about November 9, 2001. Dr. Craven and Mr. Devin are currently members of the NAF Board. Dr. Craven and Mr. Devin would join the SunAmerica Board as SunAmerica Independent Directors and as members of the Audit and Nominating Committees.

   The following table lists the ages, business addresses and principal occupations during the past five years of Dr. Craven and Mr. Devin.

Dr. Judith L. Craven,    Retired Administrator. Trustee, North American Funds
 55..................... Variable Product Series II, 15 investment portfolios
 3212 Ewing Street       (November 1998 to present); Director, North American
 Houston TX 77004        Funds Variable Product Series I, 21 investment portfolios
                         (August 1998 to present); Director, USLIFE Income Fund,
                         Inc. (November 1998 to present); Director, Compaq
                         Computer Corporation (1992 to present); Director, A.G.
                         Belo Corporation, a media company (1992 to present);
                         Director, SYSCO Corporation, a food marketing and
                         distribution company (1996 to present); Director, Luby's
                         Inc., a restaurant chain (1998 to present); Director,
                         University of Texas Board of Regents (May 2001 to
                         present); Formerly, Director, CypressTree Senior Floating
                         Rate Fund, Inc. (June 2000 to May 2001); Formerly,
                         President, United Way of the Texas Gulf Coast, a not for
                         profit organization (1992 to 1998); Formerly, Director,
                         Houston Branch of the Federal Reserve Bank of Dallas
                         (1992 to 2000); Formerly, Board Member, Sisters of
                         Charity of the Incarnate Word (1996 to 1999).

William F. Devin, 63.... Member of the Board of Governors, Boston Stock Exchange
 44 Woodland Road        (1985 to present); Formerly, Executive Vice President,
 Braintree, MA 02184     Fidelity Capital Markets, a division of National
                         Financial Services Corporation (1966-1996); Formerly,
                         Director, CypressTree Senior Floating Rate Fund, Inc.
                         (October 1997 to May 2001).

   SunAmerica Equity Funds pays each SunAmerica Independent Director annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the SunAmerica Equity Board. Specifically, each SunAmerica Independent Director receives a pro rata portion (based upon the SunAmerica Equity Funds' net assets) of an aggregate of $40,000 in annual compensation for acting as director or trustee to SAMF. In addition, each SunAmerica Independent Director received $20,000 in annual compensation for acting as trustee to AST. Beginning January 1, 2001 each SunAmerica Independent Director of the retail funds in SAMF receives an additional $2,500 per quarterly meeting. In addition, Mr. Eisenstat receives an aggregate of $2,000 in annual compensation for serving as Chairman of the Boards of the retail funds in SAMF. Officers of SunAmerica Equity Funds receive no direct remuneration in such capacity from SunAmerica Equity Funds.

   In addition, each SunAmerica Independent Director also serves on the Audit Committee of the SunAmerica Board. The Audit Committee is charged with recommending to the full SunAmerica Board the engagement or discharge of SunAmerica Equity Funds' independent accountants; directing investigations into matters within the scope of the independent accountant's duties; reviewing with the independent accountants the audit plan and results of the audit; approving professional services provided by the independent accountants and other accounting firms; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and preparing and submitting Audit Committee minutes to the full SunAmerica Board. Each member of the Audit Committee receives an aggregate of $5,000 in annual compensation for serving on the Audit Committee of SAMF and AST. With respect to SunAmerica Equity Funds, each member of the Audit Committee receives a pro rata portion of the $5,000 annual compensation, based on the relative net assets of SunAmerica Equity Funds. SunAmerica Equity Funds also has a Nominating Committee, comprised solely of SunAmerica Independent Directors, which recommends to the SunAmerica Board those persons to be nominated for election as Directors by shareholders and selects and proposes nominees for election by Directors between shareholders' meetings. Members of the Nominating Committee serve without compensation.

   The Directors of SAMF and AST have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the SunAmerica Independent Directors. The Retirement Plan provides generally that if a SunAmerica Independent Director who has at least 10 years of consecutive service as a disinterested Director of any SAMF or AST (an "Eligible Director") retires after reaching age 60 but before age 70 or dies while a Director, such person will be eligible to receive a retirement or death benefit from each SAMF with respect to which he or she is an Eligible Director. With respect to Sebastiano Sterpa, the SunAmerica Independent Directors have determined to make an exception to existing policy and allow Mr. Sterpa to remain on the SunAmerica Board past age 70, until he has served for ten years. Mr. Sterpa ceased accruing retirement benefits upon reaching age 70, although such benefits will continue to accrue interest as provided for in the Retirement Plan. As of each birthday, prior to the 70th birthday, each Eligible Director will be credited with an amount equal to (i) 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each SAMF for the calendar year in which such birthday occurs, plus (ii) 8.5% of any amounts credited under clause (i) during prior years. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments.

   The following table sets forth information summarizing the aggregate compensation of each SunAmerica Independent Director for his services as a member of the SunAmerica Board for the fiscal year ended September 30, 2000, except as otherwise indicated. Neither the Trustees who are interested persons of SunAmerica Equity Funds nor any officers of SunAmerica Equity Funds receive any compensation.

                                         Pension or
                                         Retirement
                          Aggregate   Benefits Accrued                  Total Compensation
                         Compensation    as Part of                      From SunAmerica
                             from        SunAmerica    Estimated Annual  Equity Funds and
                          SunAmerica    Equity Funds    Benefits Upon   Fund Complex Paid
    Director             Equity Funds     Expenses       Retirement*      to Directors**
    --------             ------------ ---------------- ---------------- ------------------
S. James Coppersmith....   $12,503        $47,982          $29,670           $67,500
Samuel M. Eisenstat.....   $13,139        $30,673          $46,083           $71,500
Stephen J. Gutman.......   $12,503        $42,123          $60,912           $67,500
Sebastiano Sterpa***....   $12,829        $11,447          $ 7,900           $45,833

--------
* Assuming participant elects to receive benefits in 15 yearly installments. ** Information is as of March 31, 2001 for the five investment companies in the complex that pay fees to these directors/trustees. The complex consists of SAMF and AST.
*** Mr. Sterpa is not a trustee of AST.

Management and Subadvisory Arrangements

 Comparison of Management and Administrative Arrangements and Fees

   AGAM serves as the investment adviser for the NAF Acquired Funds and SAAMCo serves as the investment adviser for the SunAmerica Acquired Fund and the Acquiring Fund. As investment adviser to the respective Funds, AGAM and SAAMCo select and manage the investments, provide various administrative services and supervise the daily business affairs, except to the extent they have delegated portfolio management of a Fund to a Subadviser. The NAF Acquired Funds utilize Subadvisers as described below. The SunAmerica Acquired Fund is currently advised by SAAMCo without any Subadvisers. The Acquiring Fund will be subadvised by AIGGIC, an affiliate of SAAMCo.

   AGAM was organized as a Delaware corporation in 1996 and is located at 286 Congress Street, Boston, Massachusetts, 02210. Prior to the Merger, AGAM and the NAF Distributor were both wholly owned subsidiaries of American General. Prior to the Merger, American General was one of the nation's largest diversified financial services organizations with assets of approximately $128 billion and market capitalization of $23 billion at June 30, 2001. AGAM is now a subsidiary of AIG. The principal executive offices of AIG are located at 70 Pine Street, New York, New York 10270.

   SAAMCo was organized as a Delaware corporation in 1982 and is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204. SAAMCo is a wholly owned subsidiary of SunAmerica Inc., which in turn is a wholly owned subsidiary of AIG. AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG's primary activities include both general and life insurance operations. Other significant activities include financial services and asset management. As of June 30, 2001, SAAMCo managed, advised and/or administered more than $28.5 billion of assets.

   Comparison of the NAF Investment Advisory Agreement, SunAmerica Acquired Fund Investment Advisory Agreement and Acquiring Fund Investment Advisory Agreement. The Acquiring Fund Investment Advisory Agreement is similar to the NAF Investment Advisory Agreement except for certain matters, including the advisory fees, the effective dates and the identity of the adviser. The Acquiring Fund Investment Advisory Agreement is substantially the same as the SunAmerica Acquired Fund Investment Advisory Agreement, except for the effective dates and that it provides for a lower advisory fee rate.

   The advisory fees payable by each NAF Acquired Fund to AGAM and by the SunAmerica Acquired Fund to SAAMCo are discussed above under "Proposal No. 1:
Approval of the New Investment Advisory Agreement--Description of the New Investment Advisory Agreement." The advisory fees payable by the Acquiring Fund to SAAMCo are discussed above under "Summary--The Funds--Comparison of the Funds--Management Agreement."

   The effective advisory fee rates payable by the Acquiring Fund will be lower than the advisory fee rates currently payable by the NAF International Small Cap Fund and SunAmerica International Equity Portfolio. The advisory fees payable by the Acquiring Fund will be higher than the effective advisory fee rates currently payable by the NAF Global Equity Fund and the NAF International Equity Fund.

   For the NAF Global Equity Fund, although the advisory fee rate paid by the Acquiring Fund would be higher, the expenses paid by a shareholder will not increase.

   For the NAF International Equity Fund, its advisory fee rate is lower than the Acquiring Fund, and the total expenses before expense reimbursements paid by a shareholder will not increase. However, although the net expenses (after fee waiver) of the NAF International Equity Fund will increase, the NAF Board considered the fee waiver for the NAF International Equity Fund terminates on February 28, 2002 while the contractual fee waiver and expense reimbursements arrangements agreed to by SAAMCo will continue indefinitely, subject to termination by the SunAmerica Equity Board, including a majority of the Independent Trustees. SAAMCo may not increase such expense ratios, which are contractually required by agreement with the SunAmerica Equity Board, without the approval of the SunAmerica Equity Board, including a majority of the SunAmerica Independent Trustees. See "Proposals Nos. 2(a)-(b): Approval of the Plans."

   In addition, the SunAmerica Acquired Fund Investment Advisory Agreement and the Acquiring Fund Investment Advisory Agreement provide that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of SAAMCo's (and its affiliates') obligations or duties thereunder, SAAMCo is not subject to liability to the respective Fund (or to any shareholder thereof) for any act or omission in the course of rendering services to such Fund (except to the extent specified in the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services). The SunAmerica Investment Advisory Agreement and the Acquiring Fund Investment Advisory Agreement also provide that except for such disabling conduct, a Fund will indemnify SAAMCo (and its affiliates) from any liability arising from SAAMCo's conduct under the respective Investment Advisory Agreement. The NAF Investment Advisory Agreement does not contain similar provisions.

   Subadvisory Arrangements. The NAF Investment Advisory Agreement, SunAmerica Acquired Fund Investment Advisory Agreement and Acquiring Fund Investment Advisory Agreement each provides that the adviser may, at its own cost and expense and subject to the requirements of the Investment Company Act, retain one or more subadvisers (each, a "Subadviser"), to manage all or a portion of the investment portfolio of an Acquired Fund or Acquiring Fund, respectively.

   In addition to the ability to retain Subadvisers under their respective investment advisory agreements referenced above, each of AGAM and SAAMCo is authorized to retain (or change) a Subadviser to which it is not affiliated, as defined in the Investment Company Act ("Unaffiliated Subadviser"), without shareholder approval pursuant to a separate "Manager of Managers" order granted by the Commission. AGAM and SAAMCo are ultimately responsible under their respective "Manager of Managers" order to oversee any Unaffiliated Subadvisers. AGAM has retained an Unaffiliated Subadviser for each NAF Acquired Fund pursuant to the NAF Acquired Funds' "Manager of Managers" order. SAAMCo does not intend to rely on its "Manager of Managers" order with respect to the Acquiring Fund. (AIGGIC is an affiliated adviser and thus is not subject to the "Manager of Managers" order.)

   If shareholders approve the Reorganizations, upon consummation of the Reorganizations, the Acquired Funds will become part of the Acquiring Fund and will be managed by SAAMCo and subadvised by AIGGIC.

   Comparison of the Subadvisory Arrangements of the Funds. The current Subadvisers of the Acquired Funds and the Subadviser for the Acquiring Fund as well as certain information regarding each Subadviser, including the fees payable to each Subadviser, are set forth below. As compensation for their services, the Subadvisers for each NAF Acquired Fund and the Acquiring Fund receive fees from AGAM or SAAMCo, respectively, that are computed separately for each Fund. Such fees are paid out of AGAM's or SAAMCo's and the Acquiring Fund advisory fee at no additional cost to the Fund or its shareholders.

                                      Information Regarding
          Fund            Subadviser      the Subadviser        Subadvisory Fee Rate
          ----            ---------- ------------------------ ------------------------

NAF Global Equity          Founders  Founders is a registered 0.500% on the first $50
 Fund                                investment adviser first million, 0.450% between
                                     established as an asset  $50 million and $200
                                     manager in 1938, and is  million, 0.400% between
                                     a subsidiary of Mellon   $200 million and $500
                                     Financial Corporation.   million and 0.350% on
                                     As of June 30, 2001,     the excess over $500
                                     Founders had over $5.65  million
                                     billion of assets under
                                     management.

NAF International          MS        MS, a wholly owned       0.500% on the first $50
 Equity Fund                         subsidiary of Morgan     million, 0.450% between
                                     Stanley Dean Witter &    $50 million and $200
                                     Co., conducts a          million, 0.400% between
                                     worldwide fund           $200 million and $500
                                     management business,     million and 0.350% on
                                     providing a broad range  the excess over $500
                                     of fund management       million
                                     services to customers in
                                     the United States and
                                     abroad. As of December
                                     31, 2001, MS, together
                                     with its affiliated
                                     institutional asset
                                     management companies,
                                     managed investments
                                     totaling approximately
                                     $173 billion, including
                                     fiduciary assets.

NAF International Small    Founders  See NAF Global Equity    0.500% on the first $300
 Cap Fund                            Fund                     million, 0.450% between
                                                              $300 million and $500
                                                              million and 0.400% on
                                                              the excess over $500
                                                              million

SunAmerica International   None      N/A                      N/A
 Equity Portfolio

Acquiring Fund             AIGGIC    AIGGIC is an affiliate   0.470%
                                     of SunAmerica. As of
                                     June 30, 2001, AIGGIC
                                     and its affiliated
                                     companies had
                                     approximately $195.7
                                     billion of assets under
                                     management.

   Under the terms of each of the Subadvisory Agreements between AGAM and a Subadviser (the "NAF Subadvisory Agreements"), the Subadviser for the respective NAF Acquired Fund manages the investment and reinvestment of the assets of such NAF Acquired Fund, subject to the supervision of the NAF Board. The Subadviser formulates a continuous investment program for such NAF Acquired Fund consistent with its investment objectives and policies. The Subadviser implements such programs by purchases and sales of securities and regularly reports to AGAM and the NAF Board with respect to their implementation.

   Under the terms of the subadvisory agreement between SAAMCo and AIGGIC, AIGGIC will be responsible for the portfolio management of the Acquiring Fund, subject to the oversight of the SunAmerica Equity Board. In addition, the subadvisory agreement provides that except for damages resulting directly from willful misfeasance, bad faith, gross negligence or reckless disregard of AIGGIC's (and its affiliates') obligations or duties thereunder, on the part of AIGGIC, AIGGIC is not subject to liability to SAAMCo (or its affiliates) or the Acquiring Fund (or to any shareholder thereof) for any act or omission in the course of rendering services to the Acquiring Fund (except to the extent specified in the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services). The agreement also provides that except for such disabling conduct, SAAMCo will indemnify AIGGIC (and its affiliates) from any liability arising from AIGGIC's conduct under the agreement.

Distribution and Shareholder Servicing Arrangements

 Distributor

   American General Funds Distributors, Inc. (previously defined as "AGFD" or the "NAF Distributor"), an affiliate of AGAM, acts as the principal distributor of the shares of the NAF Acquired Funds. SunAmerica Capital Services, Inc. (previously defined as "SACS" or the "SunAmerica Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the SunAmerica Acquired Fund and the Acquiring Fund. As compensation for their respective services, AGFD receives the initial and deferred sales charges in respect of the NAF Acquired Funds, and SACS receives the initial and deferred sales charges in respect of the SunAmerica Acquired Fund and the Acquiring Fund. In addition, AGFD receives fees under each NAF Acquired Fund's plan pursuant to Rule 12b-1 under the Investment Company Act, and SACS receives fees under the SunAmerica Acquired Fund's and the Acquiring Fund's plans pursuant to Rule 12b-1 under the Investment Company Act. The address of the NAF Distributor is 286 Congress Street, Boston, Massachusetts 02210. The address of the SunAmerica Distributor is The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. After consummation of the Reorganizations, the SunAmerica Distributor will continue to provide distribution services to the Combined Fund.

 Distribution and Service (12b-1) Fees

   Each of the Acquired Funds and Acquiring Fund has adopted a plan under Rule 12b-1 under the Investment Company Act that allows it to pay distribution and other fees for the sale and distribution of its shares. Class A, Class B and Class C shares of each NAF Acquired Fund, Class A, Class B and Class II shares of the SunAmerica Acquired Fund and Class A, Class B and Class II shares of the Acquiring Fund are subject to the same respective distribution and account maintenance and service fees pursuant to the applicable plan under Rule 12b-1. The table below sets forth the distribution and account maintenance and service fees for each of these classes.

                   SunAmerica                                       Account
   NAF Acquired     Acquired    Acquiring                         Maintenance
    Fund Class     Fund Class   Fund Class   Distribution Fee   and Service Fee
   ------------    ----------   ----------   ----------------   ---------------
        A               A            A            0.10%              0.25%
        B               B            B            0.75%              0.25%
        C              II           II            0.75%              0.25%

   Because these fees are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

 Shareholder Servicing Fees for Institutional Class I/Class I

   The NAF Acquired Funds have entered into a Services Agreement (the "NAF Services Agreement") with AGAM for the provision of recordkeeping and shareholder services to retirement and employee benefit plans and certain asset allocation funds of North American Funds that invest in Institutional Class I shares of the NAF Acquired Funds. Under the NAF Services Agreement, as compensation for services rendered, AGAM receives a fee on Institutional Class I shares of each NAF Acquired Fund equal to .25% of average net assets of such class. SACS will provide these services after the Reorganizations with respect to Class I shares of the Acquiring Fund for the same fee.

Other Service Agreements with Affiliates

   SAFS acts as a servicing agent assisting State Street in connection with certain services offered to the shareholders of the SunAmerica Acquired Fund and Acquiring Fund pursuant to the terms of a Service Agreement (the "SunAmerica Service Agreement"). Under the SunAmerica Service Agreement, as compensation for transfer agency services rendered, SAFS receives a fee from the SunAmerica Acquired Fund and Acquiring Fund, computed and payable monthly based upon an annual rate of .22% of average daily net assets of Classes A, B and II of each Acquiring Fund. Upon completion of the Reorganizations, SAFS will receive the same fee with respect to Class I shares of the Acquiring Fund. From this fee, SAFS pays a fee to State Street, and its affiliate, National Financial Data Services. In addition, pursuant to the SunAmerica Service Agreement, SAFS may receive reimbursement of its costs in providing shareholder services on behalf of the SunAmerica Acquired and Acquiring Fund. SAFS is located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017.

Purchase, Exchange and Redemption of Shares

   The following chart highlights the purchase, redemption and exchange features of the Acquired Funds as compared to such features of the Acquiring Fund.

Purchase, Redemption                                SunAmerica
and Exchange Features    NAF Acquired Funds       Acquired Fund          Acquiring Fund
---------------------    ------------------       -------------          --------------
Minimum initial        . non-retirement       . non-retirement       . non-retirement
 investment              accounts: $1,000       accounts: $500         accounts: $500
                       . retirement           . retirement           . retirement
                         accounts: $50          accounts: $250         accounts: $250
                       . automatic
                         investment           . dollar cost          . dollar cost
                         programs: $50 to       averaging: $500 to     averaging: $500 to
                         open                   open                   open

                       Class B shares are
                       available for
                       purchases of $250,000
                       or less

                       Class C shares are
                       available for
                       purchases under $1
                       million

                       Institutional Class I
                       shares are available
                       for purchases
                       of $1 million or more

Minimum subsequent     $50                    . non-retirement       . non-retirement
 investments                                    accounts: $100         accounts: $100
                                              . retirement           . retirement
                                                accounts: $25          accounts: $25
                                              . dollar cost          . dollar cost
                                                averaging:             averaging:
                                                $25/month              $25/month

Initial Sales Charge   Class A: 5.75%         Class A: 5.75%         Class A: 5.75%
 (as a percentage of   Class B: None          Class B: None          Class B: None
 offering price)       Class C: None          Class II: 1.00%        Class II: 1.00%
                       Institutional Class                           Class I: None (a)
                       I: None

                       Purchases of $1        Initial sales charge   Initial sales charge
                       million or more are    is waived for certain  is waived for certain
                       sold without an        investors              investors
                       initial sales charge

Deferred Sales Charge  Class A: Purchases of  Class A: Purchases of  Class A: Purchases of
                       shares worth $1        Class A shares of $1   Class A shares of $1
                       million or more that   million or more that   million or more that
                       are sold without an    are redeemed within a  are redeemed within a
                       initial sales charge   certain period of      certain period of
                       and redeemed within 1  time are subject to a  time are subject to a
                       year are subject to a  CDSC (1% for           CDSC (1% for
                       1% CDSC at redemption  redemptions within     redemptions within
                       (c)                    one year of purchase   one year of purchase
                                              and 0.50% for          and 0.50% for
                                              redemptions after the  redemptions after the
                                              first year and within  first year and within
                                              the second year of     the second year of
                                              purchase) (c)          purchase) (c)

Purchase,
Redemption
   and
 Exchange                                SunAmerica
 Features     NAF Acquired Funds       Acquired Fund          Acquiring Fund
----------    ------------------       -------------          --------------
            Class B: Shares        Class B: Shares        Class B: Shares
            redeemed within 6      redeemed within 6      redeemed within 6
            years are subject to   years are subject to   years are subject to
            a CDSC (b)(c)          a CDSC (b)(c)          a CDSC (b)(c)

            Class C: Shares        Class II: Shares       Class II: Shares
            redeemed within one    redeemed within 18     redeemed within 18
            year are subject to a  months after purchase  months after purchase
            1% CDSC (c)            are subject to a 1%    are subject to a 1%
                                   CDSC (c)               CDSC (c)

            Institutional Class                           Class I: None (a)
            I: None

Purchases   By mail (check), wire  By mail (check), wire  By mail (check), wire
            or through broker-     or through a broker    or through a broker
            dealers                or financial advisor   or financial advisor

Redemption  Class A, B and C: By   All Classes: By mail   Class A, B and II: By
            mail, wire (if a       (any amount), by wire  mail (any amount), by
            minimum of $1,000),    or telephone (for      wire or telephone
            telephone or through   amounts less than      (for amounts less
            broker-dealers         $100,000), or through  than $100,000), or
                                   a broker or financial  through a broker or
                                   advisor                financial advisor

            Institutional Class                           Class I: contact the
            I: contact the                                financial
            financial                                     intermediary or other
            intermediary or other                         organization from
            organization from                             whom shares were
            whom shares were                              purchased (a)
            purchased

Conversion  Class B shares         Class B shares         Class B shares
            automatically convert  automatically convert  automatically convert
            into Class A shares    into Class A shares    into Class A shares
            eight years after      approximately eight    approximately eight
            purchase               years after purchase   years after purchase

Exchanges   Shares of an NAF       Shares of the          Shares of the
            Acquired Fund may be   SunAmerica Acquired    Acquiring Fund may be
            exchanged for shares   Fund may be exchanged  exchanged for shares
            of the same class of   for shares of the      of the same class of
            any other NAF          same class of any      any other fund
            Acquired Fund or       other fund             distributed by SACS
            other series of North  distributed by SACS
            American Funds

            For Institutional
            Class I shares, all
            or part of an
            existing plan balance
            may be exchanged from
            one investment option
            to another if
            permitted by an
            employer retirement
            plan

--------
(a) Although not currently offered by the Acquiring Fund, Class I shares will be offered by the Acquiring Fund upon consummation of the Reorganizations.
(b) The CDSC of Class B shares of the Acquiring Fund is either the same as or less than the CDSC relating to Class B shares of the NAF Acquired Fund. The CDCS of Class B shares of the Acquiring Fund is the same as the CDSC of the SunAmerica Acquired Fund. The table below sets forth the schedule of Class B CDSC for all Funds.

                           CDSC on shares being sold

                                       NAF Acquired  SunAmerica
   Years after Purchase                   Funds     Acquired Fund Acquiring Fund
   --------------------                ------------ ------------- --------------
   1st year...........................    5.00%         5.00%         5.00%
   2nd year...........................    5.00%         4.00%         4.00%
   3rd year...........................    4.00%         3.00%         3.00%
   4th year...........................    3.00%         3.00%         3.00%
   5th year...........................    2.00%         2.00%         2.00%
   6th year...........................    1.00%         1.00%         1.00%
   7th year and thereafter............     None          None          None

(c) The CDSC schedules applicable to Class A, Class B and Class C shares of a NAF Acquired Fund will continue to apply to the Corresponding Shares received in a Reorganization by shareholders of the Acquiring Fund who were shareholders of the respective Acquired Fund as of the date of the closing of such Reorganization (even if you exchange your shares for shares of another fund distributed by SACS). Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. Future purchases of Class A, Class B or Class II Shares of the Acquiring Fund will be subject to the CDSC schedule applicable to the Acquiring Fund. There is no CDSC on Acquiring Fund shares that are purchased through reinvestment of dividends. In the case of a partial redemption of Acquiring Fund shares, those shares in the shareholder's account that are not subject to a CDSC will be sold first. If there are not enough of these shares available, shares that have the lowest CDSC will be sold next.

 Dividend Distribution and Account Policies

   The following is a summary of the dividend distribution and account policies of each of the Funds and is qualified in its entirety by the more complete information contained in the Acquired Funds Prospectuses, Acquiring Fund Prospectus, Acquired Funds Statements and Acquiring Fund Statement.

   Valuation of Fund Shares. The net asset value per share for each Fund and class is determined once daily as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time) by dividing the net assets (the value of all assets less liabilities) of each class by the number of its shares outstanding. See "Purchase, Redemption and Pricing--Determination of Net Asset Value" in the NAF Acquired Funds Statement and "Determination of Net Asset Value" in the SunAmerica Acquired Fund and Acquiring Fund Statements.

   Buy and Sell Prices. When you buy shares of a Fund, you pay the net asset value plus any applicable sales charges. When you sell shares of a Fund, you receive the net asset value minus any applicable CDSCs.

   Dividends. Each Fund declares and pays capital gains and income dividends, if any, annually. See "Pricing of Fund Shares" in the Acquired Funds Prospectus and "Dividends, Distributions and Taxes-- Dividends and Distributions" in the SunAmerica Acquired Fund Statement and the Acquiring Fund Statement.

   Dividend Reinvestments. The policy relating to dividend reinvestments is substantially the same for all Funds. Unless cash payment is requested (and such payment is more than $10 in the case of the SunAmerica Acquired Fund and Acquiring Fund), all dividends and distributions, if any, will be reinvested. Alternatively, in the case of the Acquiring Fund, dividends and distributions may be reinvested in any fund distributed by SACS. See "Pricing of Fund Shares" in the NAF Acquired Funds Prospectus and "Dividends, Distributions and Taxes-- Dividends and Distributions" in the SunAmerica Acquired Fund and Acquiring Fund Statements.

   Redemptions-in-kind. Each Acquired Fund reserves the right to pay redemption proceeds in whole or in part by a distribution "in kind" of securities held by the Acquired Fund, subject to the limitation that each Acquired Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Acquired Fund during any 90-day period for any one account. The Acquiring Fund is not subject to this limitation and therefore may pay redemption proceeds by a distribution "in kind" of securities, if it determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of redemption proceeds wholly or partly in cash. See "Purchase Redemption and Pricing--Redemption in Kind" in the NAF Acquired Funds Statement and "Additional Information Regarding Redemption of Shares" in the SunAmerica Acquired Fund and Acquiring Fund Statements.

   Payment Following Redemption. Each Fund will normally send the proceeds from a redemption (less any applicable CDSC) on the next business day, but may delay payment for up to seven days. Payment may be delayed if the shares to be redeemed were purchased by a check that has not cleared. During periods of extreme volatility or market crisis, each Fund may temporarily suspend the right to redemption and may postpone the payment of proceeds, as allowed by the federal securities laws. See "Shareholder Account Information--Transaction Policies and Additional Information Regarding Redemption of Shares" in the SunAmerica Acquired Fund and Acquiring Fund Prospectuses and Statements, respectively, and "Section III: Investing in the North American Funds" and "Purchase, Redemption and Pricing--Payment for the Shares Presented" in the NAF Acquired Funds Prospectuses and NAF Acquired Funds Statement, respectively.

   Programs that Reduce Sales Charges. Each of the Funds offers programs pursuant to which shareholders pay reduced sales charges. With respect to the SunAmerica Acquired Fund and Acquiring Fund, these programs are only applicable to purchases of Class A shares. Under the "Rights of Accumulation program," a shareholder pays the sales charge applicable to the shareholder's total account balance in all classes of shares. Under a "Letter of Intent" (or statement of intention), a shareholder agrees to invest a certain amount over 13 months and will pay the sales charge based on the shareholder's goal. In addition, the SunAmerica Acquired Fund and Acquiring Fund also offer reduced sales charges for group purchases, pursuant to which members of qualified groups may purchase Class A shares of the SunAmerica Acquired Fund and Acquiring Fund under the Rights of Accumulation program described above. The SunAmerica Acquired Fund and Acquiring Fund also offers a Combined Purchase Privilege, pursuant to which certain persons may qualify for sales charge reductions or elimination by combining purchases of Acquiring Fund shares into a single transaction. See "Section III: Investing in the North American Funds" in the NAF Acquired Funds Prospectuses and "Additional Information Regarding Purchase of Shares" in the SunAmerica Acquired Fund and Acquiring Fund Statements for more information regarding these programs.

   Reinstatement Privileges. Each of the Funds offers a reinstatement privilege. In the case of the NAF Acquired Funds, if a shareholder redeems Class A shares (under $1 million) and reinvests within 90 days, the shareholder will not have to pay a sales charge. If a shareholder redeems Class A shares over $1 million, or Class B or Class C shares and pays a CDSC and then reinvests within 90 days, the shareholder's account will be credited the amount of the CDSC. In the case of the SunAmerica Acquired Fund and Acquiring Fund, a shareholder may redeem shares of the Fund and within one year after the sale invest some or all of the proceeds in the same share class of the same Fund without a sales charge. A shareholder may use the reinstatement privilege only one time after redeeming such shares. If a shareholder paid a CDSC on the redemption of his or her shares, the shareholder's account will be credited with the dollar amount of the CDSC at the time of redemption. See "Account Services" in the NAF Acquired Funds Prospectus relating to Class A, Class B, and Class C shares and "Shareholder Account Information" in the SunAmerica Acquired Fund and Acquiring Fund Prospectuses for more information regarding this privilege.

   Other Shareholder Services. Each of the Acquired Funds and the Acquiring Fund offers other shareholder services which are similar, although not identical, such as automatic investment plans and systematic withdrawal plans. In addition, Anchor National Life Insurance Company offers an Asset Protection Plan to certain investors in the SunAmerica Acquired Fund and Acquiring Fund, which provides for benefits payable at death that relate to the amounts paid to purchase Acquiring Fund shares (and not subsequently redeemed prior to death) and to the value of Acquiring Fund shares held for the benefit of insured persons. Anchor National Life Insurance Company charges a premium for this coverage. For additional information regarding these additional shareholder services, see "Account Services" in the NAF Acquired Funds Prospectuses and "Shareholder Account Information" and "Additional Information Regarding Purchase of Shares" in the SunAmerica Acquired Fund and Acquiring Fund Prospectuses and Statements, respectively.

   Small Accounts. The NAF Acquired Funds require that you maintain a minimum account balance of $500, or $50 for retirement plans and other automatic investing programs. The SunAmerica Acquired Fund and Acquiring Fund require that you maintain a minimum account balance of $500, or $250 for retirement plan accounts. If your account with the SunAmerica Acquired Fund and Acquiring Fund falls below the minimum requirement due to withdrawals, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Alternatively, you may be charged a $2.00 monthly charge to maintain your account with the SunAmerica Acquired Fund or Acquiring Fund. Your account with the SunAmerica Acquired Fund or Acquiring Fund will not be closed if its drop in value is due to performance of the Sun America Acquired Fund or Acquiring Fund or the effects of sales charges.

Performance

 General

   The following tables provide performance information for shares of the Funds for the periods indicated. Past performance is not indicative of future performance.

   Performance information of the SunAmerica International Equity Portfolio will survive after the Reorganizations and will be the performance history of the Acquiring Fund. Accordingly, we present the performance comparison shown below. Additionally, important information about the SunAmerica International Equity Portfolio is also contained in management's discussion of the SunAmerica International Equity Portfolio's performance contained in the Annual Report to shareholders of SunAmerica Style Select for the year ended October 30, 2000, which accompanies this Proxy Statement and Prospectus.

   Average annual total return is determined separately for each Class in accordance with a formula specified by the Commission. Average annual total return is computed by finding the average annual compounded rates of return for the 1-, 3-, 5-, and 10-year periods or for the lesser included periods of effectiveness. The calculation assumes that:

     (a) The maximum sales load (i.e., either the front-end sales load or the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period) is deducted from the initial $1,000 purchase payment;

     (b) All dividends and distributions are reinvested at net asset value;
  and

     (c) Complete redemption occurs at the end of the 1-, 3-, 5-, or 10-year periods or fractional portion thereof with all nonrecurring charges deducted accordingly.

                          Average Annual Total Returns
                         (Periods Ending June 30, 2001)

                                              NAF Global Equity Fund*
                                   ---------------------------------------------
                                      Class A        Class B         Class C
                                   -------------- -------------- ---------------
Year to Date......................     -22.99%        -22.66%        -19.33%
One Year..........................     -37.12%        -37.06%        -34.36%
Three Year........................     -18.39%        -18.37%        -17.23%
Five Year.........................      -5.08%         -4.88%         -4.47%
Ten Year..........................      N/A            N/A             2.26%
Since Inception...................     -2.01%          -1.75%          2.26%
                                   (since 4/1/94) (since 4/1/94) (since 11/1/90)

                                  NAF International Equity Fund*
                   ------------------------------------------------------------
                      Class A        Class B        Class C         Class I
                   -------------- -------------- -------------- ---------------
Year to Date......     -17.10%        -16.77%        -13.29%        -12.07%
One Year..........     -25.07%        -25.10%        -22.10%          N/A
Three Year........      -4.87%         -4.97%         -3.80%          N/A
Five Year.........       0.53%          0.62%          0.96%          N/A
Ten Year..........      N/A            N/A            N/A             N/A
Since Inception...       2.42%          2.73%          2.68%        -21.95%
                   (since 1/9/95) (since 1/9/95) (since 1/9/95) (since 7/10/00)

                                         NAF International Small Cap Fund*
                                    --------------------------------------------
                                       Class A        Class B        Class C
                                    -------------- -------------- --------------
Year to Date.......................     -27.19%        -26.88%        -23.77%
One Year...........................     -43.35%        -43.42%        -41.05%
Three Year.........................      -3.27%         -3.47%         -2.06%
Five Year..........................       2.36%          2.41%          2.84%
Ten Year...........................      N/A            N/A            N/A
Since Inception....................       3.66%          3.87%          4.09%
                                    (since 3/4/96) (since 3/4/96) (since 3/4/96)

                                  SunAmerica International Equity Portfolio**
                                ------------------------------------------------
                                    Class A          Class B         Class II
                                ---------------- ---------------- --------------
Year to Date...................      -22.94%          -22.56%         -20.11%
One Year.......................      -34.40%          -34.36%         -32.28%
Three Year.....................       -7.37%           -7.11%          -6.47%
Five Year......................       N/A              N/A             N/A
Ten Year.......................       N/A              N/A             N/A
Since Inception................       -2.58%           -2.45%          -2.52%
                                (since 11/19/96) (since 11/19/96) (since 3/6/97)

--------
* AGAM waived certain fees. Absent such waivers, the returns for the Funds shown above would be lower.
** SAAMCo waived certain fees. Absent such waivers, the returns for the Fund shown above would be lower.

Shareholder Rights

   Shareholder rights are the same in all of the Funds. Each full share and fractional share of a Fund entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and to cast one vote per share, with fractional shares voting proportionally, on certain Fund matters, including the election of directors, changes in fundamental policies, or approval of changes in the Fund's investment advisory agreement. Corresponding Shares issued in the Reorganizations will be fully paid and nonassessable and will have no preemptive rights. In the event of the liquidation of a Fund, shareholders of such Fund are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

   The Funds are not required to hold annual meetings and do not intend to do so except when certain matters, such as a change in a Fund's fundamental policies, are to be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting if they wish, for the purpose of voting on the removal of any Fund trustee.

Tax Information

   The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the Acquiring Fund. See "Taxes" in the NAF Acquired Funds Prospectuses and "Dividend, Distribution and Account Policies" in the SunAmerica Acquired Fund and Acquiring Fund Prospectuses.

Portfolio Transactions

   The procedures for engaging in portfolio transactions are generally the same for the Acquired Funds and the Acquiring Fund. Each of the NAF Acquired Funds' Subadvisers and AIGGIC may consider the nature and extent of research services provided when brokers are selected and may cause a Fund to pay such broker-dealer's commissions that exceed those that other broker-dealers may have charged, if in their view the commissions are reasonable in relation to the value of the brokerage and/or research services provided.

Portfolio Turnover

   None of the Funds has placed a limit on its portfolio turnover and portfolio changes are made when the Fund's investment adviser (or subadviser) believes they are advisable, usually without reference to the length of time that a security has been held.

   The table below sets forth the portfolio turnover rates for the Acquired Funds for the fiscal year ended October 31, 2000. The Acquiring Fund has been recently created and has not yet commenced operations; consequently, it does not have portfolio turnover figures. Some of these portfolio turnover rates exceed 100%. A 100% portfolio turnover rate would occur if all of the securities in the portfolio were replaced during the period. Higher portfolio turnover rates increase the brokerage costs a Fund pays and may adversely affect its performance. Higher portfolio turnover may also result in an increased proportion of capital gains constituting short-term capital gains instead of long-term capital gains. If a Fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of a Fund for shareholders with taxable accounts.

                                                                  SunAmerica
   NAF Global      NAF International     NAF International      International
   Equity Fund        Equity Fund         Small Cap Fund       Equity Portfolio
   -----------     -----------------     -----------------     ----------------
      207%               126%                  537%                  89%

Additional Information

 Independent Auditors

   Currently PricewaterhouseCoopers LLP serves as the independent auditors of the Acquired Funds and Ernst & Young LLP will serve as the independent auditors of the Acquiring Fund. If the Reorganizations are completed, it is currently anticipated that Ernst & Young LLP will serve as the independent auditors of the

Combined Fund. The principal business addresses of PricewaterhouseCoopers LLP is 1177 Avenue of the Americas, New York, New York 10036. The principal business address of Ernst & Young LLP is 787 Seventh Avenue, New York, New York 10019.

 Custodian

   State Street acts as the custodian of the assets of the Acquired Funds and Acquiring Fund. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the custodian of the Combined Fund. The principal business address of State Street is 1776 Heritage Drive, North Quincy, Massachusetts 02171.

 Transfer Agent

   Boston Financial Data Services, Inc., 66 Brooks Drive, Braintree, Massachusetts 02184, serves as the transfer agent with respect to each NAF Acquired Fund. State Street, 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as the transfer agent with respect to the SunAmerica Acquired Fund and the Acquiring Fund. Transfer agent functions are performed for State Street by National Financial Data Services, P.O. Box 219572, Kansas City, Missouri 64121-5972, an affiliate of State Street. Each transfer agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts for the respective Fund. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the transfer agent of the Combined Fund.

 Capital Stock

   Each NAF Acquired Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.001 per share, divided into four classes designated Class A, Class B, Class C and Institutional Class I. The SunAmerica Acquired Fund is authorized to issue 1,000,000,000 shares of common stock, par value $0.0001 per share, divided into three classes, designated Class A, Class B and Class II. The Acquiring Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, divided into four classes, designated Class A, Class B, Class II and Class I. See "--Shareholder Rights" above and "Capital Stock" in the North American Funds Statement and "Description of Shares" in the SunAmerica Acquired Fund and Acquiring Funds Statements for further discussion of the rights and preferences attributable to shares of each Acquired Fund and the Acquiring Fund. See "Summary--Fee Tables and Examples" above and "Section II: Fees and Expenses" (in the case of Class A, Class B and Class C shares) and "Section II: Fees and Expenses of the North American Funds--Institutional Class I Shares" (in the case of Institutional Class I shares) in the NAF Acquired Funds Prospectuses and "Fund Highlights-- What are the Fund's Expenses?" in the SunAmerica Acquired Fund and Acquiring Fund Prospectuses for further discussion on the expenses attributable to shares of the NAF Acquired Funds, SunAmerica Acquired Fund and the Acquiring Fund, respectively. See "--Terms of the Plans--Issuance and Distribution of Corresponding Shares" for a description of the classes of Corresponding Shares to be issued in the Reorganizations.

   Each of North American Funds and SunAmerica Equity Funds is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of each of North American Funds and SunAmerica Equity Funds contains an express disclaimer of shareholder liability for acts or obligations of each NAF Acquired Fund and Acquiring Fund, respectively, and provides for indemnification and reimbursement of expenses out of that Fund's property for any shareholder held personally liable for the obligations of that Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds themselves would be unable to meet their obligations. Given the above limitations on shareholder personal liability and the nature of the Funds' assets and operations, the possibility that a Fund would be unable to meet its obligations is remote and both North American Funds and SunAmerica Equity Funds believe that the risk of personal liability to shareholders is therefore also remote. SunAmerica Style Select is a corporation organized under Maryland law. In contrast to the laws governing Massachusetts business trusts as described above, there is no provision under Maryland law governing corporations providing for shareholder liability for obligations of a corporation.

 Shareholder Inquiries

   Shareholder inquiries with respect to the NAF Acquired Funds may be addressed to each NAF Acquired Fund at 286 Congress Street, Boston, Massachusetts 02210 or by calling toll free 1-800-872-8037. Shareholder inquiries with respect to the SunAmerica Acquired Fund and the Acquiring Fund may be addressed to the respective Fund at The SunAmerica Center, 733 Third Avenue, New York, New York 10017 or by calling toll free 1-800-858-8850.

                              THE REORGANIZATIONS

General

   Under each Plan, the Acquiring Fund will acquire substantially all of the assets, and assume substantially all of the liabilities, of the Acquired Fund solely in exchange for an equal aggregate value of Corresponding Shares of the Acquiring Fund. Upon receipt by an Acquired Fund of Corresponding Shares, the Acquired Fund will distribute such Corresponding Shares to its shareholders, as described below. All issued and outstanding shares of the Acquired Funds will be cancelled, and each NAF Acquired Fund's and the SunAmerica Acquired Fund's existence as a separate investment portfolio of North American Funds and SunAmerica Style Select, respectively, will be terminated as soon as practicable following consummation of the Reorganizations.

   Generally, the assets transferred by an Acquired Fund to the Acquiring Fund will include all investments of such Acquired Fund held in its portfolio as of the Valuation Time and all other assets of such Acquired Fund as of such time.

   In the course of each Reorganization, each holder, if any, of Class A, Class B, Class C/Class II and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I Corresponding Shares, respectively, of the Acquiring Fund. No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations.

   Each Acquired Fund will distribute the Corresponding Shares received by it in connection with its Reorganization pro rata to its shareholders in exchange for such shareholders' proportional interests in such Acquired Fund. The Corresponding Shares received by an Acquired Fund's shareholders will have the same aggregate net asset value as each such shareholder's interest in such Acquired Fund as of the Valuation Time. See "--Terms of the Plans--Valuation of Assets and Liabilities" for information concerning the calculation of net asset value.

   The Corresponding Shares will be issued at net asset value in exchange for the net assets of an Acquired Fund having a value equal to the aggregate net asset value of the shares of such Acquired Fund as of the Valuation Time. Thus, the Reorganizations should not result in dilution of the net asset value of the Acquired Funds or the Acquiring Fund immediately following consummation of the Reorganizations. However, as a result of the Reorganizations, a shareholder of an Acquired Fund may hold a smaller percentage of ownership in the Combined Fund than he or she did in the Acquired Fund prior to the Reorganizations. In addition, a shareholder of an Acquired Fund will end up with a different number of shares compared to what he or she originally held, but the total dollar value of shares held will remain the same.

   If the shareholders of the Acquired Funds approve the Reorganizations at the Meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganizations will take place during the fourth calendar quarter of 2001. One Reorganization is not dependent on the consummation of any other Reorganization. If a NAF Acquired Fund's or the SunAmerica Acquired Fund's shareholders do not approve the respective Reorganization, the NAF Board and SunAmerica Style Select Board, respectively, will consider other possible courses of action which may be in the best interests of shareholders.

Terms of the Plans

   The following is a summary of the significant terms of the Plans. This summary is qualified in its entirety by reference to the Plans, forms of which are attached hereto as Exhibits II and III.

 Valuation of Assets and Liabilities

   The respective assets and liabilities of the Acquired Funds and the Acquiring Fund will be valued as of the Valuation Time. The assets in each Fund will be valued according to the procedures set forth under "Transaction Policies--Valuation of Shares" and "Determination of Net Asset Value" in the Acquiring Fund

Prospectus and the Acquiring Fund Statement, respectively. Purchase orders for an Acquired Fund's shares which have not been confirmed as of the Valuation Time will be treated as assets of such Acquired Fund for purposes of the Reorganization; redemption requests with respect to an Acquired Fund's shares which have not settled as of the Valuation Time will be treated as liabilities of such Acquired Fund for purposes of the respective Reorganization.

 Issuance and Distribution of Corresponding Shares

   On the Closing Date (as defined in the Plans), the Acquiring Fund will issue to the respective Acquired Fund a number of full and fractional Corresponding Shares the aggregate net asset value of which will equal the aggregate net asset value of shares of such Acquired Fund as of the Valuation Time. Such Acquired Fund will then distribute the Corresponding Shares received by it pro rata to its shareholders of record as of the Valuation Time in exchange for such shareholders' proportional interests in such Acquired Fund. Such issuance and distribution will be done as follows: each holder, if any, of Class A, Class B, Class C/Class II and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I Corresponding Shares, respectively, of the Acquiring Fund. The Corresponding Shares received by an Acquired Fund's shareholder will have the same aggregate net asset value as such shareholder's interest in such Acquired Fund as of the Valuation Time.

 Expenses

   All costs of the Reorganization will be borne by AIG or an affiliate thereof, regardless of whether the Reorganizations are consummated. No portion of the expenses of the Reorganizations will be borne directly or indirectly by the Funds or their shareholders.

 Required Approvals

   The completion of each Reorganization is conditioned upon, among other things, the receipt of certain regulatory approvals, including the receipt of an order from the Commission pursuant to Section 17(b) of the Investment Company Act. An application for such order has been filed with the Commission; however, there is no assurance that it will be received.

   The Declaration of Trust of North American Funds (as amended to date) requires approval of each Reorganization by the affirmative vote of the respective NAF Acquired Fund's shareholders representing no less than a majority of the outstanding voting securities of that Fund, voting together as a single class, cast at a meeting at which a quorum is present. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the applicable Acquired Fund and (ii) 67% or more of the shares of that Acquired Fund represented at the Meeting if more than 50% of such shares are represented.

   As to the SunAmerica Acquired Fund, the Reorganization must be approved by a majority of the total number of shares of the Fund outstanding and entitled to vote on the Reorganization.

 Amendments and Conditions

   The Plans may be amended at any time prior to the Closing Date with respect to any of the terms therein. The obligations of each Acquired Fund and the Acquiring Fund pursuant to the respective Plan are subject to various conditions, including the requisite approval of the respective Reorganization by such Acquired Fund's shareholders, the receipt of an opinion of counsel as to tax matters and the confirmation by the respective Acquired Fund and Acquiring Fund of the continuing accuracy of their respective representations and warranties contained in such Plan.

 Termination, Postponement and Waivers

   Each Plan may be terminated, and the respective Reorganization abandoned at any time, whether before or after adoption thereof by the respective Acquired Fund's shareholders, prior to the Closing Date or the Closing Date may be postponed: (i) by mutual agreement of the NAF Board or SunAmerica Style Select Board and the SunAmerica Equity Board; (ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by the Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations

   In approving the Reorganizations, based upon its evaluation of all relevant information, and after meeting with counsel to the NAF Independent Trustees regarding the legal issues involved, the NAF Board considered that, following each Reorganization, shareholders of a NAF Acquired Fund will remain invested in a mutual fund which has a similar, though not identical, investment objective and investment techniques. In addition, the NAF Board considered the following, among other things:

  . The terms and conditions of the Reorganizations.

  . The fact that the Acquiring Fund will assume substantially all the liabilities of the respective Acquired Fund.

  . The comparative historical performance records of the NAF Acquired Funds and the SunAmerica International Equity Portfolio (to which the Acquiring Fund is intended to be a successor).

  . The gross and net expense ratios of the NAF Acquired Funds before the Reorganizations, the anticipated gross and net expense ratios of the Acquiring Fund and the estimated expense ratios of the Combined Fund on a pro forma basis after the Reorganizations.

  . The relative annual rates of advisory fees payable by the NAF Acquired
    Funds and the Acquiring Fund.

  . The fact that the Reorganizations would not result in material dilution of NAF Acquired Fund shareholders' interests.

  . The fact that AGAM has agreed to waive fees or reimburse expenses for the NAF Acquired Funds, but there is no assurance that the current fee waivers and expense reimbursements would continue after February 28, 2002.

  . The fact that SAAMCo has contractually agreed to waive fees or reimburse expenses for the Acquiring Fund.

  . The investment experience, expertise and resources of SAAMCo and other service providers to the Acquiring Fund in the areas of distribution, investment, and shareholder services.

  . The service and distribution resources available to the Acquiring Fund and compatibility of the Funds' service features available to shareholders.

  . The fact that each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code.

  . The fact that AIG or an affiliate thereof will bear all expenses relating to the Reorganizations.

  . The effect of the Reorganizations on NAF Acquired Fund shareholders and the value of their interests.

  . Alternatives available to NAF Acquired Fund shareholders, including the ability to redeem their shares.

   The NAF Board also identified and considered certain potential benefits to shareholders that are likely to result from the Reorganizations. For example, the NAF Board considered that certain fixed costs, such as printing of prospectuses and reports sent to shareholders, legal and audit fees, and registration fees would be spread across a larger asset base. This would tend to lower the expense ratio borne by shareholders of each NAF Acquired Fund. To illustrate potential benefits to the NAF Acquired Funds as a result of the Reorganizations, see the total and net operating expenses, as a percentage of net assets, for the NAF Acquired Funds as of March 31, 2001, and the total and net operating expenses, as a percentage of net assets, for the Combined Fund, on a pro forma basis, assuming the Reorganizations had been completed as of such date under "Fee Tables" above. In addition, because SunAmerica has broad distribution channels, it is also possible that the asset base for the Combined Fund will increase over the long term, which would tend to result in a lower overall operating expense ratio. Of course, there is no guarantee that such an increase in asset base would in fact occur.

   Although the combined pro forma net expenses of the Acquiring Fund are higher than those of the NAF International Equity Fund, this is after taking into account certain fee waivers and expense reimbursements that are in place with respect to the NAF Institutional Equity Fund through February 28, 2002. There can be no assurance that AGAM would continue with these waivers and reimbursements past that date.

   AGAM is contractually obligated to provide the fee reductions and expense reimbursements referenced in the above table through February 28, 2002. If shareholders do not approve the Reorganizations, each NAF Acquired Fund will continue with its current fee structure except that there is no assurance that AGAM would continue to provide such fee reductions and reimbursements past this date. If shareholders approve the Reorganizations, the Combined Fund expense structure will apply.

   In addition to the potential economies of scale which may be realized through combination of the Funds, the NAF Board also considered the advantages of eliminating the competition and duplication of effort inherent in marketing funds that have similar investment objectives.

   Based on the foregoing, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the NAF Board concluded that the Reorganizations present no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. In connection with the approval of the Reorganizations, the NAF Board also approved directed brokerage arrangements with certain brokers to reduce the costs that might otherwise be incurred to align the portfolios of each of the NAF Acquired Funds with that of the Acquiring Fund to facilitate a smooth transition upon consummation of the Reorganization. Because the NAF Acquired Funds and Acquiring Fund have substantially similar investment objectives and similar investment strategies, it is not anticipated that the securities held by a NAF Acquired Fund will be sold in significant amounts in order to comply with the policies and investment policies of the Acquiring Fund in connection with the Reorganizations. The NAF Acquired Funds will not dispose of assets to an extent or in a manner that would jeopardize the tax-free nature of the Reorganizations under the Code. However, the disposition of assets by a NAF Acquired Fund may result in the realization of taxable gains or losses by NAF Acquired Fund shareholders.

   In approving the Reorganizations, the NAF Board, including all of the NAF Independent Trustees, determined that each Reorganization is in the best interests of the respective NAF Acquired Fund and its shareholders. In addition, since the Corresponding Shares of the Acquiring Fund will be issued at net asset value in exchange for the net assets of the respective NAF Acquired Fund having a value equal to the aggregate net asset value of the shares of the NAF Acquired Fund outstanding as of the Valuation Time (as defined herein), the net asset value per share of each Acquiring Fund should remain virtually unchanged solely as a result of the respective Reorganization. Thus, the NAF Board, including all of the Independent Trustees, also determined that the net asset value of the NAF Acquired Funds, and therefore the interests of the NAF Acquired Fund shareholders, would not be diluted as a result of the Reorganizations. Consequently, the NAF Board approved the Plans and directed that the Plans be submitted to the shareholders of each respective NAF Acquired Fund for approval.

   The Board of Trustees of North American Funds unanimously recommends that the shareholders of each NAF Acquired Fund approve the respective Plan. Approval of the respective Plan by one NAF Acquired Fund is not contingent upon the approval of the respective Plan by another NAF Acquired Fund.

SunAmerica Style Select Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganization

   In approving the Reorganization, based upon their evaluation of all relevant information, the SunAmerica Style Select Board identified and considered certain potential benefits to shareholders that are likely to result from the Reorganization. The SunAmerica Style Select Board also considered that because the New SunAmerica International Equity Fund is intended to be a successor to the SunAmerica International Equity Portfolio, shareholders will remain invested in a mutual fund with a similar investment objective and investment techniques. In connection with their consideration of the Reorganization with the three NAF Acquired Funds, the SunAmerica Style Select Board also reviewed the SunAmerica Acquired Fund's subadvisory arrangements. The Board determined that it would be in the best interests of SunAmerica Acquired Fund shareholders to terminate the Fund's current subadvisory arrangements with its two unaffiliated subadvisers and determined that the Fund would be more appropriate as a single adviser fund, rather than a multi-managed fund. Therefore, as of September 4, 2001, SAAMCo assumed responsibility for day-to-day portfolio management of the Fund. The Acquiring Fund will be managed by SAAMCo and subadvised by AIGGIC, an affiliate of SAAMCo. The Board reviewed an analysis of the performance records of AIGGIC and its investment capabilities. SAAMCo has available to it the resources of AIGGIC. In addition, the SunAmerica Style Select Board considered the following, among other things:

  .  The terms and conditions of the Reorganization.

  . The gross and net expense ratios of the SunAmerica International Equity Portfolio before the Reorganization and the estimated expense ratios of the Combined Fund on a pro forma basis after the Reorganization.

  .  The lower rate of advisory fees payable by the Combined Fund.

  . The fact that the Reorganization would not result in dilution of shareholders' interests.

  . SAAMCo has contractually agreed to waive fees or reimburse expenses for the Acquiring Fund.

  .  SAAMCo will continue to be the Acquiring Fund's adviser.

  . The investment experience, expertise and resources of AIGGIC which will provide subadvisory services.

  . The other service providers will continue in the areas of distribution, investment, and shareholder services.

  . The Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code.

  . AIG or an affiliate thereof will bear all expenses relating to the Reorganizations.

   The SunAmerica Style Select Board also identified and considered that both the advisory fees and the total operating expenses of the SunAmerica Acquired Fund are expected to decrease following the Reorganization. The SunAmerica Style Select Board considered the potential for further reduced operating expenses over time due to economies of scale, since the net assets of the Acquiring Fund will include not only the net assets of the SunAmerica Acquired Fund but also the amount of the net assets of each of the NAF Acquired Funds (assuming shareholder approval). See "Proposals Nos. 2 (a)-(b): Approval of the Plans." The SunAmerica Style Select Board considered that certain fixed costs, such as printing of prospectuses and reports sent to shareholders, legal and audit fees, and registration fees would be spread across a larger asset base. This would tend to lower the expense ratio borne by shareholders of the Fund. To illustrate potential benefits to the Fund as a result of the Reorganization, including potential economies of scale, see the total and net operating expenses, as a percentage of net assets, for the Fund as of March 31, 2001, and the total and net operating expenses, as a percentage of net assets, for the Combined Fund, on a pro forma basis, assuming the Reorganization had been completed as of such date under "Fee Tables" above.

   Based on the foregoing, together with other factors and information considered to be relevant and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the SunAmerica Style Select Board concluded that the Reorganization presents no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. In connection with the approval of the Reorganizations, the SunAmerica Style Select Board also approved directed brokerage arrangements with certain brokers to reduce the costs that might otherwise be incurred to align the portfolio of the Fund with that of the Acquiring Fund to facilitate a smooth transition upon consummation of the Reorganization. Because the SunAmerica Acquired Fund and the Acquiring Fund have substantially the same or similar investment objectives and identical investment strategies, it is not anticipated that the securities held by the Fund will be sold in significant amounts in order to comply with the policies and investment policies of the Acquiring Fund in connection with the Reorganization. The SunAmerica Acquired Fund will not dispose of assets to an extent or in a manner that would jeopardize the tax-free nature of the Reorganization under the Code. However, the disposition of assets by the Fund may result in the realization of taxable gains or losses by the Fund's shareholders.

   In approving the Reorganizations, the SunAmerica Style Select Board, including all of the SunAmerica Independent Directors, determined that the Reorganization is in the best interests of the SunAmerica Acquired Fund and its shareholders. In addition, the SunAmerica Board, including all of the SunAmerica Independent Directors, also determined that the interests of the shareholders of each SunAmerica Acquired Fund would not be diluted as a result of effecting the respective Reorganization, because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time. Consequently, the SunAmerica Style Select Board approved the Plan and directed that the Plan be submitted to the shareholders of the SunAmerica Acquired Fund for approval.

   The Board of Directors of SunAmerica Style Select unanimously recommends that the shareholders of the SunAmerica International Equity Portfolio approve the Plan. Approval of the Plan by the SunAmerica Acquired Fund is not contingent upon the approval of a Plan by any of the NAF Acquired Funds.

Net Assets of the Funds

   In connection with the Boards' considerations described above of the potential for reduced operating expenses over time due to economies of scale expected after the Reorganization, the table below sets forth the total net assets of each of the Acquired Funds, in each case as of April 30, 2001, as well as the net assets of the Combined Fund, on a pro forma basis, assuming the Reorganizations had been completed on such date. The Acquiring Fund is newly created and has not yet commenced operations; accordingly, it had no assets as of such date.

                                Total Net Assets
                              as of April 30, 2001

NAF Global Equity Fund        SunAmerica International             Pro Forma Combined Fund
 Class A       $ 6,020,969      Equity Fund                          Class A     $ 56,920,066
 Class B       $ 5,858,867      Class A             N/A              Class B     $ 67,505,698
 Class C       $12,607,863      Class B             N/A              Class II    $ 40,282,280
 Institutional                  Class II            N/A              Class I     $ 19,369,329
 Class I       $         0        Total             N/A                Total     $184,077,373
   Total       $24,487,699

NAF International             NAF International Small Cap Fund     SunAmerica International
 Equity Fund                    Class A      $ 4,974,607           Equity Portfolio
 Class A       $ 9,488,858      Class B      $ 8,182,070             Class A      $36,464,673
 Class B       $14,225,983      Class C      $ 6,050,312             Class B      $39,279,134
 Class C       $ 3,772,697      Institutional                        Class II     $17,885,211
 Institutional                    Class I    $         0               Total      $93,629,018
   Class I     $19,392,021          Total    $19,206,989
     Total     $46,879,559

SunAmerica Equity Board

   The SunAmerica Equity Board has also approved the Plans on behalf of the Acquiring Fund.

Federal Income Tax Consequences of the Reorganizations

 General

   Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization.

   As a condition to the closing of each Reorganization, each of the Acquired Funds and the Acquiring Fund will receive an opinion of Shearman & Sterling, counsel to the SunAmerica Acquired Fund and Acquiring Fund, substantially to the effect that, among other things, for Federal income tax purposes, upon consummation of a Reorganization (i) no gain or loss will be recognized by an Acquired Fund or the Acquiring Fund as a result of its respective Reorganization, (ii) no gain or loss will be recognized by a shareholder of an Acquired Fund upon his or her receipt of Corresponding Shares in the respective Reorganization solely in exchange for his or her shares of such Acquired Fund,
(iii) each Acquired Fund and the Acquiring Fund will be a "party to a reorganization" under Section 368(b) of the Code, (iv) the holding period of the assets of the Acquired Funds by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund, (v) the holding period for Corresponding Shares of an Acquiring Fund received by each shareholder of the respective Acquired Fund in exchange for his or her shares in Acquired Fund will include the period during which such shareholder held shares of the Acquired Fund (provided the Acquired Fund shares were held as capital assets on the date of the exchange), and (vi) immediately after a Reorganization, the tax basis of the Corresponding Shares received by shareholders of the respective Acquired Fund in such Reorganization will be equal, in the aggregate, to the tax basis of the shares of such Acquired Fund surrendered in exchange therefor. Shearman & Sterling's opinion will be based upon certain representations made by the parties to the Reorganizations.

   An opinion of counsel does not have the effect of a private letter ruling from the Internal Revenue Service ("IRS") and is not binding on the IRS or any court. If a Reorganization is consummated but fails to qualify as a reorganization within the meaning of Section 368 of the Code, the Reorganization would be treated as a taxable sale of assets followed by a taxable liquidation of the respective Acquired Fund, and Acquired Fund shareholders would recognize a taxable gain or loss equal to the difference between their basis in the Acquired Fund shares and the fair market value of the Corresponding Shares received.

   The shareholders of an International Acquired Fund may incur taxable gains attributable to unrealized gains of another International Acquired Fund in the year that the Acquiring Fund realizes and distributes such gains. This will be true notwithstanding that the price of the Acquiring Fund shares reflected the appreciation in value attributable to such unrealized gains at the time of the Reorganizations.

   To the extent that an Acquired Fund has loss carryforwards at the time of the respective Reorganization, Acquired Fund shareholders may not be able to benefit from such loss carryforwards after the Reorganizations.

   Shareholders should consult their tax advisers regarding the effect of the Reorganizations in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the non-United States, state, local and other tax consequences of the Reorganizations.

 Status as a Regulated Investment Company

   All Acquired Funds have elected and qualified to be taxed as regulated investment companies under Sections 851-855 of the Code, and after the Reorganizations, the Acquiring Fund intends to elect, qualify and continue to qualify as regulated investment companies. An Acquired Fund's existence as a separate investment portfolio of North American Funds or SunAmerica Style Select will be terminated as soon as practicable following the consummation of the applicable Reorganization.

Capitalization

   The following table sets forth the capitalization of each Acquired Fund as of April 30, 2001 and the capitalization of the Combined Fund, on a pro forma basis, as if the Reorganizations had occurred on that date. The capitalization of the Acquiring Fund will be the same as that of the Combined Fund upon the Reorganization. As a newly created series of SunAmerica Equity Funds, the New SunAmerica International Equity Fund had no assets as of such date.

                                                      CLASS A
                         -----------------------------------------------------------------
                                                        NAF       SunAmerica
                                          NAF      International International  Pro Forma
                         NAF Global  International   Small Cap      Equity      Combined
                         Equity Fund  Equity Fund      Fund        Portfolio      Fund
                         ----------- ------------- ------------- ------------- -----------
Total Net Assets........ $ 6,020,969  $ 9,488,858   $4,974,607    $36,464,673  $56,920,066
Shares Outstanding......     683,465    1,133,053      367,822      3,187,045    4,975,103
Net Asset Value Per
 Share.................. $      8.81  $      8.37   $    13.52    $     11.44  $     11.44

                                                      CLASS B
                         -----------------------------------------------------------------
                                                        NAF       SunAmerica
                                          NAF      International International  Pro Forma
                         NAF Global  International   Small Cap      Equity      Combined
                         Equity Fund  Equity Fund      Fund        Portfolio      Fund
                         ----------- ------------- ------------- ------------- -----------
Total Net Assets........ $ 5,858,867  $14,225,983   $8,182,070    $39,279,134  $67,505,698
Shares Outstanding......     684,919    1,734,548      635,049      3,546,279    6,093,803
Net Asset Value Per
 Share.................. $      8.55  $      8.20   $    12.88    $     11.08  $     11.08

                                                    CLASS C/II
                         -----------------------------------------------------------------
                                                        NAF       SunAmerica
                                          NAF      International International  Pro Forma
                         NAF Global  International   Small Cap      Equity      Combined
                         Equity Fund  Equity Fund      Fund        Portfolio      Fund
                         ----------- ------------- ------------- ------------- -----------
Total Net Assets........ $12,607,863  $ 3,772,697   $6,050,312    $17,885,211  $40,282,280
Shares Outstanding......   1,467,680      461,350      467,502      1,614,972    3,638,194
Net Asset Value Per
 Share.................. $      8.59  $      8.18   $    12.94    $     11.07  $     11.07

                                              INSTITUTIONAL CLASS I/I
                         -----------------------------------------------------------------
                                                        NAF       SunAmerica
                                          NAF      International International  Pro Forma
                         NAF Global  International   Small Cap      Equity      Combined
                         Equity Fund  Equity Fund      Fund        Portfolio      Fund
                         ----------- ------------- ------------- ------------- -----------
Total Net Assets........     N/A      $19,392,021       N/A           N/A      $19,369,329
Shares Outstanding......     N/A        2,319,337       N/A           N/A        1,693,123
Net Asset Value Per
 Share..................     N/A      $      8.36       N/A           N/A      $     11.44

   The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganizations; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the Valuation Time.

   IF YOU ARE A SUNAMERICA INTERNATIONAL EQUITY PORTFOLIO SHAREHOLDER, YOU MAY SKIP TO "INFORMATION CONCERNING THE SUNAMERICA MEETING" ON P. 55

                                    GENERAL

                     INFORMATION CONCERNING THE NAF MEETING

Date, Time and Place of NAF Meeting

   The NAF Meeting will be held on November 7, 2001, at the principal executive offices of the North American Funds at 286 Congress Street, Boston, Massachusetts, 02210, at 10:00 a.m., Eastern Time.

Solicitation, Revocation and Use of Proxies

   A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy (i.e., later-dated and signed), by submitting a notice of revocation to the Secretary of North American Funds or by subsequently registering his or her vote by telephone or via the Internet. In addition, although mere attendance at the NAF Meeting will not revoke a proxy, a shareholder present at the NAF Meeting may withdraw his or her proxy and vote in person.

   All shares represented by properly executed proxies received at or prior to the NAF Meeting, unless such proxies previously have been revoked, will be voted at the NAF Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" approval of the New NAF Investment Advisory Agreement and NAF Acquired Funds Plan.

   It is not anticipated that any matters other than the approval of the New NAF Investment Advisory Agreement and approval of the NAF Acquired Funds Plan will be brought before the NAF Meeting. If, however, any other business properly is brought before the NAF Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Record Date and Outstanding Shares

   Only holders of record of shares of the NAF Acquired Funds at the close of business on September 17, 2001 (the "Record Date") are entitled to vote at the NAF Meeting or any adjournment thereof. The following chart sets forth the shares of each class of the NAF Acquired Funds issued and outstanding and entitled to vote at the close of business on the Record Date.

                            Class A                                  Institutional
                             Shares    Class B Shares Class C Shares Class I Shares  Total Shares
                          ------------ -------------- -------------- -------------- --------------
NAF Global Equity Fund..  564,992.3210   519,321.0660 1,212,626.4300       0        2,296,939.8170
NAF International Equity
 Fund...................  955,880.1000 1,483,785.8720   372,042.0530 2,573,760.3380 5,385,468.3630
NAF International Small
 Cap Fund...............  256,818.4400   544,576.1800   417,495.0590       0        1,218,889.6790

Security Ownership of Certain Beneficial Owners and Management of the NAF Acquired Funds

   To the knowledge of each Fund, as of August 31, 2001, the following shareholders, if any, owned beneficially or of record more than 5% of the outstanding voting securities of such Fund:

                                                                                  Percentage of Class
                                                                                     of Shares of
                                                                                  Combined Fund After
                                                         Percentage of Class of   the Reorganization
                               Name and Address of         Shares and Type of            on a
Name of Fund                       Shareholder                  Ownership          Pro Forma Basis*
------------                   -------------------       ----------------------   -------------------
NAF Global Equity Fund    None                          N/A                        N/A

NAF International Equity  VALIC Seed Account            29.54% of Class A,         5.19% of Class A
 Fund                     Attn: Greg Kingston           owned of record
                          2919 Allen Parkway #L7-01
                          Houston, Texas 77019-2142

                          VALIC Seed Account            16.73% of Class B,         3.54% of Class B
                          Attn: Greg Kingston           owned of record
                          2919 Allen Parkway #L7-01
                          Houston, Texas 77019-2142

                          VALIC Seed Account            22.58% of Institutional    22.58% of Class I
                          Attn: Greg Kingston           Class I, owned of record
                          2919 Allen Parkway #L7-01
                          Houston, Texas 77019-2142

                          Aggressive Growth Lifestyle   29.93% of Institutional    29.93% of Class I
                          Fund c/o VALIC                Class I, owned of record
                          Attn: Greg Seward
                          2919 Allen Parkway
                          Houston, Texas 77019

                          Moderate Growth Lifestyle     26.63% of Institutional    26.63% of Class I
                          Fund c/o VALIC                Class I, owned of record
                          Attn: Greg Seward
                          2919 Allen Parkway
                          Houston, Texas 77019

                          Conservative Growth Life Fund 10.71% of Institutional    10.71% of Class I
                          Attn: Greg Seward             Class I, owned of record
                          2919 Allen Parkway
                          Houston, Texas 77019

NAF International         Prudential FBO                7.67% of Class B,          0.87% of Class B
 Small Cap                Robert Freeman                beneficially owned
 Fund                     14 Kanawha Road
                          Richmond, VA 23226-3308

--------
* Assuming that the value of the shareholder's interest in the Fund on the date of consummation of the Reorganization was the same as on August 31, 2001.

   At August 31, 2001, the directors and officers of North American Funds as a group (13 persons) owned an aggregate of less than 1% of the outstanding shares of each NAF Acquired Fund and owned an aggregate of less than 1% of the outstanding shares of beneficial interest of North American Funds.

Voting Rights and Required Vote

   Each share of a NAF Acquired Fund is entitled to one vote, with fractional shares voting proportionally. Shareholders of each NAF Acquired Fund vote separately on whether to approve the New NAF Investment

Advisory Agreement and approval with respect to one NAF Acquired Fund is not dependent on approval with respect to any other NAF Acquired Fund. Approval of the NAF Acquired Funds Plan with respect to each NAF Acquired Fund is not dependent on approval of the Plan with respect to any other NAF Acquired Fund or the SunAmerica Acquired Fund. Approval of the New NAF Investment Advisory Agreement and the NAF Acquired Funds Plan with respect to a NAF Acquired Fund requires the affirmative vote of a majority of the outstanding voting securities of that Fund, voting together as a single class, cast a meeting at which a quorum is present. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the applicable NAF Acquired Fund and (ii) 67% or more of the shares of that NAF Acquired Fund represented at the NAF Meeting if more than 50% of such shares are represented.

   Broker-dealer firms holding shares of any of the NAF Acquired Funds in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the NAF Meeting. Broker-dealer firms will not be permitted to grant voting authority without instructions with respect to the approval of the NAF Acquired Fund Plan. Each of the NAF Acquired Funds will include shares held of record by broker-dealers as to which such authority has been granted in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of shareholders exists. Properly executed proxies that are returned but that are marked "abstain" or with respect to which a broker-dealer has declined to vote on any proposal ("broker non-votes") will be counted as present for the purposes of determining a quorum. Assuming the presence of a quorum, abstentions and broker non-votes, if any, will have the same effect as a vote against approval of the NAF Investment Advisory Agreement or of the NAF Acquired Funds Agreement and Plan as the case may be.

   A quorum for each NAF Acquired Fund for purposes of the NAF Meeting consists of thirty percent of the shares of such Acquired Fund entitled to vote at the NAF Meeting, present in person or by proxy. If, by the time scheduled for the NAF Meeting, a quorum of a NAF Acquired Fund's shareholders is not present or if a quorum is present but sufficient votes in favor of approval of the New NAF Investment Advisory Agreement or of the NAF Acquired Funds Plan are not received from the shareholders of the respective NAF Acquired Fund, the persons named as proxies may propose one or more adjournments of such NAF Meeting to permit further solicitation of proxies from the NAF Acquired Fund's shareholders. An affirmative vote of less than thirty percent of the shares of the applicable NAF Acquired Fund present in person or by proxy and entitled to vote at the session of the NAF Meeting will suffice for any such adjournment. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of such NAF Acquired Fund.

   The votes of shareholders of the Acquiring Fund are not being solicited by this Proxy Statement and Prospectus and are not required to carry out the Reorganization.

IF YOU ARE A NAF ACQUIRED FUND SHAREHOLDER YOU MAY SKIP TO "ADDITIONAL
 INFORMATION" ON P. 57

                 INFORMATION CONCERNING THE SUNAMERICA MEETING

Date, Time and Place of SunAmerica Meeting

   The SunAmerica Meeting will be held on November 7, 2001, at the principal offices of SunAmerica Style Select Series, Inc., The SunAmerica Center, 733 Third Avenue, New York, New York 10017, at 10:00 a.m., Eastern Time.

Solicitation, Revocation and Use of Proxies

   A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy (i.e., later-dated and signed), by submitting a notice of revocation to the Secretary of SunAmerica Style Select or by subsequently registering his or her vote by telephone or via the Internet. In addition, although mere attendance at the SunAmerica Meeting will not revoke a proxy, a shareholder present at the SunAmerica Meeting may withdraw his or her proxy and vote in person.

   All shares represented by properly executed proxies received at or prior to the SunAmerica Meeting, unless such proxies previously have been revoked, will be voted at the SunAmerica Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" approval of the SunAmerica Acquired Fund Plan.

   It is not anticipated that any matters other than the SunAmerica Acquired Fund Plan will be brought before the SunAmerica Meeting. If, however, any other business properly is brought before the SunAmerica Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Record Date and Outstanding Shares

   Only holders of record of shares of the SunAmerica International Equity Portfolio at the close of business on September 17, 2001 (the "Record Date") are entitled to vote at the SunAmerica Meeting or any adjournment thereof. The following chart sets forth the shares of each class of the SunAmerica International Equity Portfolio issued and outstanding and entitled to vote at the close of business on the Record Date.

    Class A Shares                Class B Shares                           Class II Shares
    --------------                --------------                           ---------------
     2,861,80.041                 3,296,724.650                             1,540,678,069
     ------------                 --------------                           ---------------

Security Ownership of Certain Beneficial Owners and Management of the SunAmerica International Equity Portfolio

   To the knowledge of the SunAmerica International Equity Portfolio, as of August 31, 2001, the following shareholders, if any, owned beneficially or of record more than 5% of the outstanding voting securities of the Fund:

                                                                   Percentage of Class of
                                             Percentage of Class   Shares of Combined Fund
                                             of Shares and Type  After the Reorganization on
 Name and Address of Shareholder                of Ownership         a Pro Forma Basis*
 -------------------------------             ------------------- ---------------------------
         PaineWebber FBO                      6.40% of Class A,       4.32% of Class A
      Zurich Capital Markets                   owned of record
     New York, New York 10005

         SunAmerica, Inc.                     8.46% of Class A,       5.71% of Class A
  Century City, California 90067               owned of record

Merrill Lynch, Pierce, Fenner & Smith, Inc.   5.31% of Class B,       3.20% of Class B
        Jacksonville, Florida 32246            owned of record

--------
* Assuming that the value of the shareholder's interest in the Fund on the date of consummation of the Reorganization was the same as on August 31, 2001.

   At August 31, 2001, the directors and officers of SunAmerica Style Select Series, Inc. as a group (8 persons) owned an aggregate of less than 1% of the outstanding shares of the SunAmerica International Equity Portfolio and owned an aggregate of less than 1% of the outstanding shares of common stock of SunAmerica Style Select Series, Inc.

   At August 31, 2001, the directors and officers of SunAmerica Equity Funds as a group (8 persons) owned an aggregate of less than 1% of the outstanding shares of the Acquiring Fund and owned an aggregate of less than 1% of the outstanding shares of beneficial interest of SunAmerica Equity Funds.

   Prior to consummation of the Reorganization, shares of the Acquiring Fund were held by SAAMCo as the sole initial shareholder.

Voting Rights and Required Vote

   Each share of SunAmerica International Equity Portfolio is entitled to one vote, with fractional shares voting proportionally. Approval of the SunAmerica Acquired Fund Plan with respect to the SunAmerica International Equity Portfolio requires a majority of the total number of shares of the Fund outstanding and entitled to vote on the SunAmerica Acquired Fund Plan. Approval of the Plan with respect to the SunAmerica Acquired Fund is not dependent on the approval of a Plan by any NAF Acquired Fund.

   Broker-dealer firms holding shares of the SunAmerica International Equity Portfolio in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the SunAmerica Meeting. Broker-dealer firms will not be permitted to grant voting authority without instructions with respect to the approval of the SunAmerica Acquired Fund Plan. The SunAmerica International Equity Portfolio will include shares held of record by broker-dealers as to which such authority has been granted in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of shareholders exists. Properly executed proxies that are returned but that are marked "abstain" or broker non-votes will be counted as present for the purposes of determining a quorum. Assuming the presence of a quorum, abstentions and broker non-votes will have the same effect as a vote against approval of the SunAmerica Acquired Fund Plan.

   A quorum for the SunAmerica International Equity Portfolio consists of the presence in person or by proxy of shareholders entitled to cast a majority of all votes entitled to be cast at the SunAmerica Meeting. If, by the time scheduled for the SunAmerica Meeting, a quorum of the SunAmerica International Equity Portfolio's shareholders is not present or if a quorum is present but sufficient votes in favor of approval of the SunAmerica Acquired Fund Plan are not received from the shareholders of the Fund, the persons named as proxies may propose one or more adjournments of such SunAmerica Meeting to permit further solicitation of proxies from shareholders. Any such adjournment will require the affirmative vote of the shares of the SunAmerica International Equity Portfolio present in person or by proxy and entitled to vote at the session of the SunAmerica Meeting to be adjourned. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of the SunAmerica International Equity Portfolio.

   The votes of shareholders of the Acquiring Fund are not being solicited by this Proxy Statement and Prospectus and are not required to carry out the Reorganization.

                             ADDITIONAL INFORMATION

                                ALL SHAREHOLDERS

   The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus will be borne by AIG or an affiliate thereof. Such expenses are currently estimated to be approximately $250,000 in the aggregate.

   AIG or an affiliate thereof will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to beneficial owners of the Acquired Funds and will reimburse certain officers or employees that it may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners.

   In order to obtain the necessary quorums at the Meetings, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers of the Acquired Funds. North American Funds has retained Georgeson Shareholder, 17 State Street, 27th Floor, New York, New York 10004 to aid in the solicitation of proxies at a cost estimated not to exceed $2,800, plus out-of-pocket expenses. SunAmerica Style Select Series, Inc. has retained Georgeson Shareholder to aid in the solicitation of proxies at a cost estimated not to exceed $9,500. The cost of soliciting proxies will be borne by AIG or an affiliate thereof.

   This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto which North American Funds, SunAmerica Style Select Series, Inc. and SunAmerica Equity Funds have filed on behalf of their respective Funds with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

   The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, and in accordance therewith are required to file reports and other information with the Commission. Proxy material, reports and other information filed by the Funds (or by North American Funds on behalf of the NAF Acquired Funds, SunAmerica Style Select Series, Inc. on behalf of the SunAmerica Acquired Fund or SunAmerica Equity Funds on behalf of the Acquiring Fund) can be inspected and copied at the public reference facilities maintained by the Commission at 450 Fifth Street, N.W. Washington, D.C. 20549. Copies of such materials also may be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The Commission maintains a web site (http://www.sec.gov) that contains the Statements of Additional Information and Prospectuses of the Acquired Funds and Acquiring Fund, as well as other material incorporated by reference and other information regarding the Funds.

                               LEGAL PROCEEDINGS

   There are no material legal proceedings to which any of the Funds is a party.

                                 LEGAL OPINIONS

   Certain legal matters in connection with the issuance of Corresponding Shares have been passed upon by Robert M. Zakem, Esq., General Counsel for SAAMCo. Certain tax matters in connection with the Reorganizations will be passed upon for the Funds by Shearman & Sterling, 599 Lexington Avenue, New York, New York 10022, counsel for the SunAmerica Acquired Fund and the Acquiring Fund.

                                    EXPERTS

   The financial highlights and reports of the Acquired Funds incorporated by reference into this Proxy Statement and Prospectus, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent auditors of the Acquired Funds, given on their authority as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 1177 Avenue of the Americas, New York, New York 10036. The independent auditors of the Acquiring Fund are Ernst & Young LLP. The principal business address of Ernst & Young is 787 Seventh Avenue, New York, New York 10019.

                             SHAREHOLDER PROPOSALS

   A shareholder proposal intended to be presented at any subsequent meeting of shareholders of an Acquired Fund must be received by such Acquired Fund in a reasonable time before the solicitation by the respective Board relating to such meeting is to be made in order to be considered in such Acquired Fund's proxy statement and form of proxy relating to the meeting. If Proposals Nos. 2(a)-(b) are approved at the NAF Meeting, there will likely not be any future shareholder meetings of the NAF and SunAmerica Acquired Funds, respectively.

By Order of the Board of Trustees of      By Order of the Board of Directors
North American Funds                      of SunAmerica Style Select Series,
                                          Inc.

/s/ John I. Fitzgerald                    /s/ Robert M. Zakem,
   Secretary, North American Funds           Secretary, SunAmerica Style Select
                                                      Series, Inc.

                                                                       EXHIBIT I

                         INVESTMENT ADVISORY AGREEMENT

   INVESTMENT ADVISORY AGREEMENT made as of this    day of       , 2001,
between NORTH AMERICAN FUNDS, a Massachusetts business trust (the "Trust"), and AMERICAN GENERAL ASSET MANAGEMENT CORP., a Delaware corporation (the "Adviser"). In consideration of the mutual covenants contained herein, the parties agree as follows:

1. APPOINTMENT OF ADVISER

   The Trust hereby appoints the Adviser, subject to the supervision of the Trustees of the Trust and the terms of this Agreement, as the investment adviser for each of the portfolios of the Trust specified in Appendix A to this Agreement (the "Funds"). The Adviser accepts such appointment and agrees to render the services and to assume the obligations set forth in this Agreement commencing on its effective date. The Adviser will be an independent contractor and will have no authority to act for or represent the Trust in any way or otherwise be deemed an agent unless expressly authorized in this Agreement or another writing by the Trust and Adviser.

2. DUTIES OF THE ADVISER

     a. Subject to the general supervision of the Trustees of the Trust and the terms of this Agreement, the Adviser will at its own expense select, contract with, and compensate investment subadvisers ("Subadvisers") to manage the investments and determine the composition of the assets of the Funds; provided, that any contract with a Subadviser (the "Subadvisory Agreement") shall be in compliance with and approved as required by the Investment Company Act of 1940, as amended ("Investment Company Act"). Subject always to the direction and control of the Trustees of the Trust, the Adviser will monitor compliance of each Subadviser with the investment objectives and related investment policies, as set forth in the Trust's registration statement as filed with the Securities and Exchange Commission, of any Fund or Funds under the management of such Subadviser, and review and report to the Trustees of the Trust on the performance of such Subadviser.

     b. The Adviser will oversee the administration of all aspects of the Trust's business and affairs and in that connection will furnish to the Trust the following services:

     (1) Office and Other Facilities. The Adviser shall furnish to the Trust office space in the offices of the Adviser or in such other place as may be agreed upon by the parties hereto from time to time and such other office facilities, utilities and office equipment as are necessary for the Trust's operations.

     (2) Trustees and Officers. The Adviser agrees to permit individuals who are directors, officers or employees of the Adviser to serve (if duly elected or appointed) as Trustees or President, Vice President, Treasurer or Secretary of the Trust, without remuneration from or other cost to the Trust.

     (3) Other Personnel. The Adviser shall furnish to the Trust, at the Trust's expense, any other personnel necessary for the operations of the Trust.

     (4) Financial, Accounting, and Administrative Services. The Adviser shall maintain the existence and records of the Trust; maintain the registrations and qualifications of Trust shares under federal and state law; and perform all administrative, financial, accounting, bookkeeping and recordkeeping functions of the Trust except for any such functions that may be performed by a third party pursuant to a custodian, transfer agency or service agreement executed by the Trust. The Trust shall reimburse the Adviser for its expenses associated with all such services, including the compensation and related personnel expenses and expenses of office space, office equipment, utilities and miscellaneous office expenses, except any such expenses directly attributable to officers or employees of the Adviser who are serving as President, Vice President, Treasurer or Secretary of the Trust. The Adviser shall determine the expenses to be reimbursed by the Trust pursuant to expense allocation procedures established by the Adviser in accordance with generally accepted accounting principles.

     (5) Liaisons with Agents. The Adviser, at its own expense, shall maintain liaison with the various agents and other persons employed by the Trust (including the Trust's transfer agent, custodian, independent accountants and legal counsel) and assist in the coordination of their activities on behalf of the Trust. Fees and expenses of such agents and other persons will be paid by the Trust.

     (6) Reports to Trust. The Adviser shall furnish to or place at the disposal of the Trust such information, reports, valuations, analyses and opinions as the Trust may, at any time or from time to time, reasonably request or as the Adviser may deem helpful to the Trust, provided that the expenses associated with any such materials furnished by the Adviser at the request of the Trust shall be borne by the Trust.

     (7) Reports and Other Communications to Trust Shareholders. The Adviser shall assist the Trust in developing (but not pay for) all general shareholder communications including regular shareholder reports.

3. EXPENSES ASSUMED BY THE TRUST

   In addition to paying the advisory fee provided for in Section 4, the Trust will pay all expenses of its organization, operations and business not specifically assumed or agreed to be paid by the Adviser as provided in this Agreement, by a Subadviser as provided in a Subadvisory Agreement, or by the Distributor as provided in the Distribution Agreement. Without limiting the generality of the foregoing, the Trust, in addition to certain expenses described in Section 2 above, shall pay or arrange for the payment of the following:

     a. Custody and Accounting Services. All expenses of the transfer, receipt, safekeeping, servicing and accounting for the Trust's cash, securities, and other property, including all charges of depositories, custodians and other agents, if any;

     b. Shareholder Servicing. All expenses of maintaining and servicing shareholder accounts, including all charges of the Trust's transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents, if any;

     c. Shareholder Communications. All expenses of preparing, setting in type, printing, and distributing reports and other communications to shareholders;

     d. Shareholder Meetings. All expenses incidental to holding meetings of Trust shareholders, including the printing of notices and proxy material, and proxy solicitation therefor;

     e. Prospectuses. All expenses of preparing, setting in type, and printing of annual or more frequent revisions of the Trust's prospectus and statement of additional information and any supplements thereto and of mailing them to shareholders;

     f. Pricing. All expenses of computing the net asset value per share for each of the Funds, including the cost of any equipment or services used for obtaining price quotations and valuing its investment portfolio;

     g. Communication Equipment. All charges for equipment or services used for communication between the Adviser or the Trust and the custodian, transfer agent or any other agent selected by the Trust;

     h. Legal and Accounting Fees and Expenses. All charges for services and expenses of the Trust's legal counsel and independent auditors;

     i. Trustees and Officers. Except as expressly provided otherwise in paragraph 2.b.(2), all compensation of Trustees and officers, all expenses incurred in connection with the service of Trustees and officers, and all expenses of meetings of the Trustees and Committees of Trustees;

     j. Federal Registration Fees. All fees and expenses of registering and maintaining the registration of the Trust under the Investment Company Act and the registration of the Trust's shares under the Securities Act of 1933, as amended (the "1933 Act"), including all fees and expenses incurred in connection with the preparation, setting in type, printing and filing of any registration statement and prospectus under the 1933 Act or the Investment Company Act, and any amendments or supplements that may be made from time to time;

     k. State Registration Fees. All fees and expenses of qualifying and maintaining qualification of the Trust and of the Trust's shares for sale under securities laws of various states or jurisdictions, and of registration and qualification of the Trust under all other laws applicable to the Trust or its business activities (including registering the Trust as a broker-dealer, or any officer of the Trust or any person as agent or salesman of the Trust in any state);

     l. Issue and Redemption of Trust Shares. All expenses incurred in connection with the issue, redemption, and transfer of Trust shares, including the expense of confirming all share transactions, and of preparing and transmitting certificates for shares of beneficial interest in the Trust;

     m. Bonding and Insurance. All expenses of bond, liability and other insurance coverage required by law or regulation or deemed advisable by the Trust's Trustees including, without limitation, such bond, liability and other insurance expense that may from time to time be allocated to the Trust in a manner approved by its Trustees;

     n. Brokerage Commissions. All brokers' commissions and other charges incident to the purchase, sale, or lending of the Trust's portfolio securities;

     o. Taxes. All taxes or governmental fees payable by or with respect to the Trust to federal, state, or other governmental agencies, domestic or foreign, including stamp or other transfer taxes, and all expenses incurred in the preparation of tax returns;

     p. Trade Association Fees. All fees, dues, and other expenses incurred in connection with the Trust's membership in any trade association or other investment organization; and

     q. Nonrecurring and Extraordinary Expenses. Such nonrecurring expenses as may arise, including the costs of actions, suits, or proceedings to which the Trust is, or is threatened to be made, a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its Trustees, officers, agents and shareholders.

4. COMPENSATION OF ADVISER

   The Adviser will pay the Subadviser with respect to each Fund the compensation specified in Appendix A to this Agreement (the "Compensation").

5. NON-EXCLUSIVITY

   The services of the Adviser to the Trust are not to be deemed to be exclusive, and the Adviser shall be free to render investment advisory or other services to others (including other investment companies) and to engage in other activities. It is understood and agreed that the directors, officers, and employees of the Adviser are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors, trustees or employees of any other firm or corporation, including other investment companies.

6. SUPPLEMENTAL ARRANGEMENTS

   The Adviser may enter into arrangements with other persons affiliated with the Adviser to better enable it to fulfill its obligations under this Agreement for the provision of certain personnel and facilities to the Adviser.

7. CONFLICTS OF INTEREST

   It is understood that Trustees, officers, agents and shareholders of the Trust are or may be interested in the Adviser as directors, officers, stockholders, or otherwise; that directors, officers, agents and stockholders of the Adviser are or may be interested in the Trust as Trustees, officers, shareholders or otherwise; that the Adviser may be interested in the Trust; and that the existence of any such dual interest shall not affect the validity hereof or of any transactions hereunder except as otherwise provided in the Agreement and Declaration of Trust of the Trust and the Articles of Incorporation of the Adviser, respectively, or by specific provision of applicable law.

8. REGULATION

   The Adviser shall submit to all regulatory and administrative bodies having jurisdiction over the services provided pursuant to this Agreement any information, reports or other material which any such body by reason of this Agreement may request or require pursuant to applicable laws and regulations. The Adviser will comply in all material respects with Rule 17j-1 under the Investment Company Act.

9. DURATION AND TERMINATION OF AGREEMENT

   Unless sooner terminated, this Agreement will continue in effect for a period more than two years from the date of its execution only so long as such continuance is specifically approved at least annually either by the Trustees of the Trust or by a majority of the outstanding voting securities of each of the Portfolios, provided that in either event such continuance shall also be approved by the vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the Investment Company Act) of any party to this Agreement cast in person at a meeting called for the purpose of voting on such approval.

   This Agreement may be terminated at any time, without the payment of any penalty, by the Trustees of the Trust, by the vote of a majority of the outstanding voting securities of the Trust, or with respect to any Fund by the vote of a majority of the outstanding voting securities of such Fund, on sixty days' written notice to the Adviser, or by the Adviser on sixty days' written notice to the Trust. This Agreement will automatically terminate, without the payment of any penalty, in the event of its assignment (as defined in the Investment Company Act).

10. PROVISION OF CERTAIN INFORMATION BY ADVISER

   The Adviser will promptly notify the Trust in writing of the occurrence of any of the following events:

     a. the Adviser fails to be registered as an investment adviser under the Investment Advisers Act or under the laws of any jurisdiction in which the Adviser is required to be registered as an investment adviser in order to perform its obligations under this Agreement;

     b. the Adviser is served or otherwise receives notice of any action, suit, proceeding, inquiry or investigation, at law or in equity, before or by any court, public board or body, involving the affairs of the Trust; and

     c. the chief executive officer or controlling stockholder of the Adviser or the portfolio manager of any Fund changes.

11. AMENDMENTS TO THE AGREEMENT

   This Agreement may be amended by the parties only if such amendment is specifically approved by the vote of a majority of the outstanding voting securities of each of the Funds affected by the amendment and by the vote of a majority of the Trustees of the Trust who are not interested persons of any party to this Agreement cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval shall be effective with respect to any Fund if a majority of the outstanding voting securities of the series of shares of that Fund vote to approve the amendment, notwithstanding that the amendment may not have been approved by a majority of the outstanding voting securities of (a) any other Fund affected by the amendment or (b) all the Funds of the Trust.

12. ENTIRE AGREEMENT

   This Agreement contains the entire understanding and agreement of the parties.

13. HEADINGS

   The headings in the sections of this Agreement are inserted for convenience of reference only and shall not constitute a part hereof.

14. NOTICES

   All notices required to be given pursuant to this Agreement shall be delivered or mailed to the last known business address of the Trust or Adviser in person or by registered mail or a private mail or delivery service providing the sender with notice of receipt. Notice shall be deemed given on the date delivered or mailed in accordance with this section.

15. SEVERABILITY

   Should any portion of this Agreement for any reason be held to be void in law or in equity, the Agreement shall be construed, insofar as is possible, as if such portion had never been contained herein.

16. GOVERNING LAW

   The provisions of this Agreement shall be construed and interpreted in accordance with the laws of The Commonwealth of Massachusetts, or any of the applicable provisions of the Investment Company Act. To the extent that the laws of The Commonwealth of Massachusetts, or any of the provisions in this Agreement, con-flict with applicable provisions of the Investment Company Act, the latter shall control.

17. LIMITATION OF LIABILITY

   The Declaration of Trust establishing the Trust, dated September 29, 1988, as amended and restated February 18, 1994, a copy of which, together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of The Commonwealth of Massachusetts, provides that the name "North American Funds" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property, for the satisfaction of any obligation or claim, in connection with the affairs of the Trust or any Fund thereof, but only the assets belonging to the Trust, or to the particular Fund with which the obligee or claimant dealt, shall be liable.

   IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed under seal by their duly authorized officers as of the date first mentioned above.

                                          North American Funds

                                          By: _________________________________

                                          American General Asset Management
                                           Corp.

                                          By: _________________________________

                                                                      EXHIBIT II

                      Agreement and Plan of Reorganization

                         Dated as of September 28, 2001

                               Table of Contents

                                                                       Page No.
                                                                       --------
1.Defined Terms; Sections and Exhibits; Miscellaneous Terms...........     1
  a.Definitions.......................................................     1
  b.Use of Defined Terms..............................................     4
  c.Sections and Exhibits.............................................     4
  d.Miscellaneous Terms...............................................     4
2.The Reorganization..................................................     4
  a.Transfer of Assets................................................     4
  b.Assumption of Liabilities.........................................     4
  c.Issuance and Valuation of Corresponding Shares in the
   Reorganization.....................................................     4
  d.Distribution of Corresponding Shares to the Acquired Fund
   Shareholders.......................................................     4
  e.Interest; Proceeds................................................     5
  f.Valuation Time....................................................     5
  g.Evidence of Transfer..............................................     5
  h.Termination.......................................................     5
3.Representations and Warranties of the Acquired Fund.................     5
  a.Formation and Qualification.......................................     5
  b.Licenses..........................................................     5
  c.Authority.........................................................     6
  d.Financial Statements..............................................     6
  e.Semi-Annual Report to Shareholders................................     6
  f.Prospectus and Statement of Additional Information................     6
  g.Litigation........................................................     6
  h.Material Contracts................................................     6
  i.No Conflict.......................................................     6
  j.Undisclosed Liabilities...........................................     7
  k.Taxes.............................................................     7
  l.Assets............................................................     7
  m.Consents..........................................................     7
  n.N-14 Registration Statement.......................................     7
  o.Capitalization....................................................     7
  p.Books and Records.................................................     7
4.Representations and Warranties of the Acquiring Fund................     8
  a.Formation and Qualification.......................................     8
  b.Licenses..........................................................     8
  c.Authority.........................................................     8
  d.Prospectuses and Statements of Additional Information.............     8
  e.Litigation........................................................     8
  f.Material Contracts................................................     8
  g.No Conflict.......................................................     9
  h.Consents..........................................................     9
  i.N-14 Registration Statement.......................................     9
  j.Capitalization....................................................     9
  k.Corresponding Shares..............................................     9
5.Covenants of the Acquired Fund and the Acquiring Fund...............     9
  a.Special Shareholders' Meeting.....................................     9
  b.Unaudited Financial Statements....................................    10
  c.Share Ledger Records of the Acquiring Fund........................    10
  d.Conduct of Business...............................................    10
  e.Termination of the Acquired Fund..................................    10

                                                                       Page No.
                                                                       --------
  f.Filing of N-14 Registration Statement.............................    10
  g.Corresponding Shares..............................................    10
  h.Tax Returns.......................................................    10
  i.Combined Proxy Statement and Prospectus Mailing...................    10
  j.Confirmation of Tax Basis.........................................    11
  k.Shareholder List..................................................    11
  l.New Series........................................................    11
6.Closing Date........................................................    11
7.Conditions of the Acquired Fund.....................................    11
  a.Representations and Warranties....................................    11
  b.Performance.......................................................    11
  c.Shareholder Approval..............................................    11
  d.Approval of Board of Trustees.....................................    11
  e.Deliveries by the Acquiring Fund..................................    12
  f.Absence of Litigation.............................................    12
  g.Proceedings and Documents.........................................    12
  h.N-14 Registration Statement; Acquiring Fund Post-Effective
   Amendment..........................................................    13
  i.Compliance with Laws; No Adverse Action or Decision...............    13
  j.Commission Orders or Interpretations..............................    13
8.Conditions of the Acquiring Fund....................................    13
  a.Representations and Warranties....................................    13
  b.Performance.......................................................    13
  c.Shareholder Approval..............................................    13
  d.Approval of Board of Directors....................................    13
  e.Deliveries by the Acquired Fund...................................    13
  f.No Material Adverse Change........................................    14
  g.Absence of Litigation.............................................    14
  h.Proceedings and Documents.........................................    14
  i.N-l4 Registration Statement; Acquiring Fund Post-Effective
   Amendment..........................................................    14
  j.Compliance with Laws; No Adverse Action or Decision...............    14
  k.Commission Orders or Interpretations..............................    14
  l.Dividends.........................................................    14
9.Termination, Postponement and Waivers...............................    14
  a.Termination of Agreement..........................................    14
  b.Commission Order..................................................    15
  c.Effect of Termination.............................................    15
  d.Waivers; Non-Material Changes.....................................    15
10.Survival of Representations and Warranties.........................    15
11.Other Matters......................................................    16
  a.Obligations under Massachusetts Law...............................    16
  b.Further Assurances................................................    16
  c.Notices...........................................................    16
  d.Entire Agreement..................................................    16
  e.Amendment.........................................................    16
  f.Governing Law.....................................................    17
  g.Assignment........................................................    17
  h.Costs of the Reorganization.......................................    17
  i.Severability......................................................    17
  j.Headings..........................................................    17
  k.Counterparts......................................................    17

                      AGREEMENT AND PLAN OF REORGANIZATION

   THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the 28th day of September 2001, by and between SUNAMERICA STYLE SELECT SERIES INC., a Maryland corporation, on behalf of the Acquired Fund (as defined herein), and SUNAMERICA EQUITY FUNDS, a Massachusetts business trust, on behalf of the Acquiring Fund (as defined herein), a separate investment portfolio of SunAmerica Equity Funds.

                             PLAN OF REORGANIZATION

   WHEREAS, this Agreement constitutes an agreement and plan of reorganization between SunAmerica Style Select Series, Inc. on behalf of its separate investment portfolio (the "Acquired Fund") and SunAmerica Equity Funds on behalf of its separate investment portfolio (the "Acquiring Fund") set forth below:

Acquired Fund:                                   Acquiring Fund:
--------------                                   ---------------
International Equity Portfolio (the "Style       International Equity Fund (the
 Select Series International Equity Portfolio")   "International Equity Fund")

   WHEREAS, the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

   WHEREAS, the reorganization will consist of (i) the acquisition of the Acquired Fund's Assets (as defined herein), and assumption of the Acquired Fund's Assumed Liabilities (as defined herein), by the Acquiring Fund solely in exchange for an aggregate value of newly issued shares of beneficial interest, $.01 par value per share, of the Acquiring Fund (the "Shares"), equal to the net asset value of the Acquired Fund's Assets determined in accordance with
Section 2(c) hereof, and (ii) the subsequent distribution by the Acquired Fund of the Shares to its shareholders in liquidation of the Acquired Fund, all upon and subject to the terms hereinafter set forth (the "Reorganization");

   WHEREAS, in the course of the Reorganization, Shares of the Acquiring Fund will be issued to the Acquired Fund and distributed to the shareholders thereof as follows: each holder, if any, of Class A, Class B and Class II Shares of the Acquired Fund will be entitled to receive Class A, Class B and Class II Shares, respectively (the "Corresponding Shares"), of the Acquiring Fund on the Closing Date (as defined herein);

   WHEREAS, the aggregate net asset value of the Corresponding Shares to be received by each shareholder of the Acquired Fund will equal the aggregate net asset value of the Acquired Fund shares owned by such shareholder as of the Valuation Time (as defined herein); and

   WHEREAS, it is intended that the Reorganization described herein shall be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision and the parties intend, by executing this Agreement, to adopt a plan of reorganization within the meaning of Section 368(a) of the Code.

                                   AGREEMENT

   NOW, THEREFORE, in order to consummate the Reorganization and in consideration of the premises and the covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and adequacy of which are hereby acknowledged, and intending to be legally bound, the Acquired Fund and the Acquiring Fund hereby agree as follows:

1. Defined Terms; Sections and Exhibits; Miscellaneous Terms.

   a. Definitions. As used herein the following terms have the following respective meanings:

     "Acquired Fund" has the meaning ascribed thereto under the heading "Plan of Reorganization." For purposes of this Agreement, the term "Acquired Fund" shall refer to the Style Select Series International Equity Portfolio.

     "Acquiring Fund" has the meaning ascribed thereto under the heading "Plan of Reorganization." For purposes of this Agreement, the term "Acquiring Fund" shall refer to International Equity Fund.

     "Acquiring Fund Post-Effective Amendment" has the meaning ascribed thereto in Section 5(l) hereof.

     "Agreement" has the meaning ascribed thereto in the introduction hereof.

     "Assets" has the meaning ascribed thereto in Section 2(a) hereof. For purposes of this Agreement, the term "Assets" shall refer to Assets of the Style Select Series International Equity Portfolio.

     "Assumed Liabilities" has the meaning ascribed thereto in Section 2(b) hereof. For purposes of this Agreement, the term "Assumed Liabilities" shall refer to the Assumed Liabilities of the Style Select Series International Equity Portfolio.

     "Closing Date" has the meaning ascribed thereto in Section 6 hereof.

     "Code" has the meaning ascribed thereto under the heading "Plan of Reorganization."

     "Commission" shall mean the Securities and Exchange Commission.

     "Corresponding Shares" has the meaning ascribed thereto under the heading "Plan of Reorganization." For purposes of this Agreement, the term "Corresponding Shares" shall refer to the Corresponding Shares of the International Equity Fund.

     "Exchange Act" shall mean the Securities Exchange Act of 1934, as amended.

     "Governmental Authority" shall mean any governmental or quasi-governmental authority, including, without limitation, any Federal, state, territorial, county, municipal or other governmental or quasi-governmental agency, board, branch, bureau, commission, court, arbitral body, department or other instrumentality or political unit or subdivision, whether domestic or foreign.

     "International Equity Portfolio" has the meaning ascribed thereto under the heading "Plan of Reorganization."

     "Investment Company Act" shall mean the Investment Company Act of 1940, as amended.

     "Investments" shall mean, with respect to any Person, (i) the investments of such Person shown on the schedule of its investments as of the date set forth therein, with such additions thereto and deletions therefrom as may have arisen in the course of such Person's business up to such date; and (ii) all other assets owned by such Person or liabilities incurred as of such date.

     "Licenses" has the meaning ascribed thereto in Section 3(b) hereof.

     "Lien" shall mean any security agreement, financing statement (whether or not filed), mortgage, lien (statutory or otherwise), charge, pledge, hypothecation, conditional sales agreement, adverse claim, title retention agreement or other security interest, encumbrance, restriction, deed of trust, indenture, option, limitation, exception to or other title defect in or on any interest or title of any vendor, lessor, lender or other secured party to or of such Person under any conditional sale, lease, consignment or bailment given for security purposes, trust receipt or other title retention agreement with respect to any property or asset of such Person, whether direct, indirect, accrued or contingent.

     "Majority Shareholder Vote" shall mean a majority of the total number of shares of the Style Select Series International Equity Portfolio outstanding and entitled to vote on the Reorganization.

     "Material Adverse Effect" shall mean, with respect to any Person, any event, circumstance or condition that, individually or when aggregated with all other similar events, circumstances or conditions could reasonably be expected to have, or has had, a material adverse effect on: (i) the business, property, operations, condition (financial or otherwise), results of operations or prospects of such Person or (ii) the ability of such Person to consummate the transactions contemplated hereunder in the manner contemplated hereby, other than, in each case, any change relating to the economy or securities markets in general.

     "N-14 Registration Statement" has the meaning ascribed thereto in
  Section 3(n) hereof.

     "Permitted Liens" shall mean, with respect to any Person, any Lien arising by reason of (i) taxes, assessments, governmental charges or claims that are either not yet delinquent, or being contested in good faith for which adequate reserves have been recorded, (ii) the Federal or state securities laws, and (iii) imperfections of title or encumbrances as do not materially detract from the value or use of the Assets or materially affect title thereto.

     "Person" shall mean any individual, corporation, limited liability company, limited or general partnership, joint venture, association, joint stock company, trust, unincorporated organization, or government or any agency or political subdivision thereof.

     "Reorganization" has the meaning ascribed thereto in the third paragraph under the heading "Plan of Reorganization" hereof.

     "RICs" has the meaning ascribed thereto in Section 3(b) hereof.

     "Rule 17a-8(a)" shall mean Rule 17a-8(a) under the Investment Company
  Act.

     "S&S" shall mean Shearman & Sterling, counsel to SunAmerica Style Select Series, Inc. and SunAmerica Equity Funds.

     "Section 17 Order" shall mean an order obtained from the Commission pursuant to Section 17(b) of the Investment Company Act to exempt consummation of a Reorganization from the prohibitions of Section 17(a) of such Act.

     "Securities Act" shall mean the Securities Act of 1933, as amended.

     "Shares" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "Style Select Series International Equity Portfolio" has the meaning ascribed thereto under the heading "Plan of Reorganization."

     "Style Select Series International Equity Portfolio Reorganization" consists of (i) the acquisition of the Style Select Series International Equity Portfolio's Assets, and assumption of the Style Select Series International Equity Portfolio's Assumed Liabilities, by the International Equity Fund solely in exchange for an aggregate value of Corresponding Shares of the International Equity Fund, equal to the net asset value of the Style Select Series International Portfolio's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the Style Select Series International Equity Portfolio of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the Style Select Series International Equity Portfolio in liquidation of the Style Select Series International Equity Portfolio.

     "SunAmerica Equity Funds Declaration of Trust" shall mean the Declaration of Trust of SunAmerica Equity Funds, dated as of June 18, 1986, as amended from time to time.

     "SunAmerica Equity Funds Prospectuses" shall mean the preliminary prospectus relating to SunAmerica Equity Funds, dated January 29, 2001, in the case of Class A, Class B and Class II Shares, and the Prospectus contained in the Acquiring Fund Post-Effective Amendment in the case of Class I Shares.

     "SunAmerica Equity Funds Statements of Additional Information" shall mean the statement of additional information relating to the Acquiring Fund, dated January 29, 2001, in the case of Class A, Class B and Class II Shares, and the preliminary statement of additional information contained in the Acquiring Fund Post-Effective Amendment in the case of Class I Shares.

     "SunAmerica Style Select Series, Inc. Articles of Incorporation" shall mean the Articles of Incorporation of SunAmerica Style Select Series, Inc. dated as of July 3, 1996, as amended from time to time.

     "SunAmerica Style Select Series, Inc. Prospectuses" shall mean the prospectus relating to the Acquired Fund, dated February 28, 2001 in the case of Class A, Class B and Class II Shares, and the prospectus contained in the Acquiring Fund Post-Effective Amendment in the case of Class I Shares, in each case as amended or supplemented.

     "SunAmerica Style Select Series, Inc. Statement of Additional Information" shall mean the statement of additional information relating to the Acquiring Fund, dated February 28, 2001, in the case of Class A, Class B and Class II Shares, and the statement of additional information contained in the Acquiring Fund Post-Effective Amendment in the case of Class I Shares, in each case as amended or supplemented.

     "Valuation Time" has the meaning ascribed thereto in Section 2(f) hereof.

   b. Use of Defined Terms. Any defined term used in the plural shall refer to all members of the relevant class, and any defined term used in the singular shall refer to any one or more of the members of the relevant class. The use of any gender shall be applicable to all genders.

   c. Sections and Exhibits. References in this Agreement to Sections, Exhibits and Schedules are to Sections, Exhibits and Schedules of and to this Agreement. The Exhibits and Schedules to this Agreement are hereby incorporated herein by this reference as if fully set forth herein.

   d. Miscellaneous Terms. The term "or" shall not be exclusive. The terms "herein," "hereof," "hereto," "hereunder" and other terms similar to such terms shall refer to this Agreement as a whole and not merely to the specific article, section, paragraph or clause where such terms may appear. The term "including" shall mean "including, but not limited to."

2. The Reorganization.

   a. Transfer of Assets. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund shall purchase, acquire and accept from the Acquired Fund, free and clear of all Liens (other than Permitted Liens), all of the property and assets (including cash, securities, commodities, interests in futures and dividends, any deferred or prepaid expenses and interest accrued on debt instruments, in each case as of the Valuation Time) owned by the Acquired Fund (such assets are collectively referred to herein as the "Assets").

   b. Assumption of Liabilities. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquiring Fund will assume and agree to pay, perform and discharge when due all of the obligations and liabilities of the Acquired Fund then existing, whether absolute, accrued, contingent or otherwise (such liabilities are collectively referred to herein as the "Assumed Liabilities").

   c. Issuance and Valuation of Corresponding Shares in the Reorganization. Full Corresponding Shares, and to the extent necessary, a fractional Corresponding Share, of an aggregate net asset value equal to the net asset value of the Assets (after deducting the Assumed Liabilities) acquired by the Acquiring Fund hereunder, determined as hereinafter provided shall be issued by the Acquiring Fund to the Acquired Fund in exchange for such Assets. The net asset value of the Acquired Fund's Assets and the Acquiring Fund's Corresponding Shares shall be determined in accordance with the procedures described in the SunAmerica Equity Funds Prospectuses and the SunAmerica Equity Funds Statements of Additional Information as of the Valuation Time. Such valuation and determination shall be made by the Acquiring Fund in cooperation with the Acquired Fund.

   d. Distribution of Corresponding Shares to the Acquired Fund Shareholders. Pursuant to this Agreement, as soon as practicable after the Valuation Time, the Acquired Fund will distribute all

Corresponding Shares received by it from the Acquiring Fund in connection with the Reorganization to its shareholders in proportion to such shareholders' interest in the Acquired Fund. Such distribution shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

   e. Interest; Proceeds. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest or proceeds it receives on or after the Closing Date with respect to its Assets.

   f. Valuation Time.

     i. The Valuation Time shall be the close of the New York Stock Exchange (generally 4:00 P.M., New York time) on November 9, 2001, or such earlier or later day and time as may be mutually agreed upon in writing between the parties hereto (the "Valuation Time").

     ii. In the event that at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the close of the New York Stock Exchange on the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

   g. Evidence of Transfer. The Acquiring Fund and the Acquired Fund will jointly file any instrument as may be required by the State of Maryland to effect the transfer of the Assets to the Acquiring Fund.

   h. Termination. The Acquired Fund's existence as a separate investment portfolio of SunAmerica Style Select Series, Inc. will be terminated as soon as practicable following the consummation of the Reorganization by making any required filings with the Secretary of State of Maryland, as provided in
Section 5(e) hereof.

3. Representations and Warranties of the Acquired Fund.

   The Acquired Fund represents and warrants to the Acquiring Fund as follows:

   a. Formation and Qualification. The Acquired Fund is a separate investment portfolio of SunAmerica Style Select Series, Inc., a corporation duly organized, validly existing and in good standing in conformity with the laws of Maryland, and the Acquired Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. SunAmerica Style Select Series, Inc. is duly qualified, registered or licensed to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquired Fund.

   b. Licenses. The Acquired Fund (or SunAmerica Style Select Series, Inc. on behalf of the Acquired Fund) holds all permits, consents, registrations, certificates, authorizations and other approvals (collectively, "Licenses") required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquired Fund. SunAmerica Style Select Series, Inc. is duly registered under the Investment Company Act as an open-end management investment company (File No. 811-04708), and such registration has not been suspended, revoked or rescinded and is in full force and effect. The Acquired Fund has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify for its current taxable year.

   c. Authority. SunAmerica Style Select Series, Inc., on behalf of the Acquired Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquired Fund and no other proceedings on the part of SunAmerica Style Select Series, Inc. or the Acquired Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby, except for the approval of the Acquired Fund shareholders as provided in Section 7(c) hereof. This Agreement has been duly and validly executed by SunAmerica Style Select Series, Inc., on behalf of the Acquired Fund, and, subject to receipt of the requisite shareholder approval, and assuming due authorization, execution and delivery of this Agreement by the Acquiring Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

   d. Financial Statements. The Acquiring Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquired Fund, each as of October 31, 2000, said financial statements having been audited by PricewaterhouseCoopers LLP, independent public accountants. Such audited financial statements fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   e. Semi-Annual Report to Shareholders. The Acquiring Fund has been furnished with the Acquired Fund's Semi-Annual Report to Shareholders for the six months ended April 30, 2001, and the unaudited financial statements appearing therein fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   f. Prospectuses and Statement of Additional Information. The Acquiring Fund has been furnished with the SunAmerica Style Select Series, Inc. Prospectuses and the SunAmerica Style Select Series, Inc. Statement of Additional Information, and insofar as they relate to the Acquired Fund, said Prospectuses and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

   g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund. The Acquired Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund.

   h. Material Contracts. There are no material contracts outstanding to which SunAmerica Style Select Series, Inc. on behalf of the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement, the SunAmerica Style Select Series, Inc. Prospectuses or the SunAmerica Style Select Series, Inc. Statement of Additional Information.

   i. No Conflict. The execution and delivery of this Agreement by SunAmerica Style Select Series, Inc. on behalf of the Acquired Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) SunAmerica Style Select Series, Inc. Articles of Incorporation or by-laws, each as amended, supplemented and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which

SunAmerica Style Select Series, Inc. on behalf of the Acquired Fund is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquired Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquired Fund.

   j. Undisclosed Liabilities. The Acquired Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business since April 30, 2001, and those incurred in connection with the Reorganization.

   k. Taxes. The Acquired Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

   l. Assets. The Acquired Fund has good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens. The Acquired Fund is the direct sole and exclusive owner of the Assets. At the Closing Date, upon consummation of the transactions contemplated hereby, the Acquiring Fund will have good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens.

   m. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquired Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico), (ii) a Majority Shareholder Vote, and
(iii) if necessary, receipt of a Section 17 Order.

   n. N-14 Registration Statement. The registration statement filed, or to be filed, by SunAmerica Equity Funds on Form N-14 relating to the Corresponding Shares to be issued pursuant to this Agreement, which includes the proxy statement of the Acquired Fund and the prospectus of the Acquiring Fund with respect to the transactions contemplated hereby, and any preliminary supplement or amendment thereto or to the documents therein, on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquired Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

   o. Capitalization. Under the Articles of Incorporation SunAmerica Style Select Series, Inc., the Acquired Fund is authorized to issue an 1,000,000,000 of full and fractional Shares of common stock, par value $0.0001 per share, of which 100,000,000 unissued shares have been designated as the Acquired Fund and have been divided into four classes designated Class A, Class B, Class II and Class Z Shares. All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B Shares of the Acquired Fund to automatically convert to Class A Shares of the Acquired Fund eight years after the purchase thereof, or (ii) in connection with any automatic dividend reinvestment plan available to the Acquired Fund shareholders, there are no options warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquired Fund to issue any of its shares or securities convertible into its shares.

   p. Books and Records. The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

4. Representations and Warranties of the Acquiring Fund.

   The Acquiring Fund represents and warrants to the Acquired Fund as follows:

   a. Formation and Qualification. The Acquiring Fund is a separate investment portfolio of SunAmerica Equity Funds, a business trust duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts, and the Acquiring Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. SunAmerica Equity Funds is duly qualified, registered or licensed as a foreign corporation to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund has not yet commenced operations, and the only shares issued have been to an initial seed investor.

   b. Licenses. The Acquiring Fund (or SunAmerica Equity Funds on behalf of the Acquiring Fund) holds all Licenses required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquiring Fund. SunAmerica Equity Funds is duly registered under the Investment Company Act as an open-end management investment company (File No. 811-4801), and such registration has not been revoked or rescinded and is in full force and effect. The Acquiring Fund intends to qualify for the special tax treatment afforded to RICs under Sections 851-855 of the Code from and after consummation of the Reorganization.

   c. Authority. SunAmerica Equity Funds, on behalf of the Acquiring Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquiring Fund and no other proceedings on the part of the Acquiring Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby. This Agreement has been duly and validly executed by SunAmerica Equity Funds, on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery of this Agreement by the Acquired Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

   d. Prospectuses and Statements of Additional Information. The Acquired Fund has been furnished with the SunAmerica Equity Funds Prospectuses and the SunAmerica Equity Funds Statements of Additional Information, and insofar as they relate to the Acquiring Fund, said Prospectuses and Statements of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

   e. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund.

   f. Material Contracts. There are no material contracts outstanding to which SunAmerica Equity Funds on behalf of the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement, the SunAmerica Equity Funds Prospectuses, or the SunAmerica Equity Funds Statement of Additional Information.

   g. No Conflict. The execution and delivery of this Agreement by SunAmerica Equity Funds on behalf of the Acquiring Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the SunAmerica Equity Funds Declaration of Trust or by-laws, each as amended, supplemented and in effect as of the date hereof,
(ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which SunAmerica Equity Funds on behalf of the Acquiring Fund is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquiring Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquiring Fund.

   h. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquiring Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act, or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico) and (ii) if necessary, receipt of a
Section 17 Order.

   i. N-14 Registration Statement. The N-14 Registration Statement, on its effective date, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquiring Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

   j. Capitalization. Under the Declaration of Trust of SunAmerica Equity Funds, the Acquiring Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, divided into four classes, designated Class A, Class B, Class II and Class I. All issued and outstanding shares of the Acquiring Fund (if any) are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B Shares of the Acquiring Fund to automatically convert to Class A Shares of the Acquiring Fund approximately eight years after the purchase thereof or (ii) in connection with any automatic dividend reinvestment plan available to the Acquiring Fund shareholders, there are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquiring Fund to issue any of its shares or securities convertible into its shares.

   k. Corresponding Shares.

     i. The Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund and subsequently distributed by the Acquired Fund to its shareholders as provided in this Agreement have been duly and validly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

     ii. At or prior to the Closing Date, the Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquiring Fund presently are qualified, and there are a sufficient number of such shares registered under the Securities Act, the Investment Company Act and with each pertinent state securities commission to permit the Reorganization to be consummated.

5. Covenants of the Acquired Fund and the Acquiring Fund.

   a. Special Shareholders' Meeting. The Acquired Fund agrees to call a special meeting of its shareholders to be held as soon as practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement and to take all other action necessary to obtain shareholder approval of the transactions contemplated herein.

   b. Unaudited Financial Statements.

     (i) The Acquired Fund hereby agrees to furnish or cause its agents to furnish to the Acquiring Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquired Fund with values determined in accordance with
  Section 2(c) hereof and an unaudited Schedule of Investments of the Acquired Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     (ii) The Acquiring Fund hereby agrees to furnish or cause its agents to furnish to the Acquired Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquiring Fund with values determined in accordance with
  Section 2(c) hereof and an unaudited schedule of Investments of the Acquiring Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquiring Fund of Portfolio as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   c. Share Ledger Records of the Acquiring Fund. The Acquiring Fund agrees, as soon as practicable after the Valuation Time, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Fund in connection with the distribution of Corresponding Shares by the Acquired Fund to such shareholders in accordance with Section 2(d) hereof.

   d. Conduct of Business. The Acquired Fund covenants and agrees to operate its business in the ordinary course as presently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

   e. Termination of the Acquired Fund. SunAmerica Style Select Series, Inc. agrees that as soon as practicable following the consummation of the Reorganization, it will terminate the existence of the Acquired Fund in accordance with the laws of Maryland and any other applicable law.

   f. Filing of N-14 Registration Statement. SunAmerica Equity Funds, on behalf of the Acquiring Fund, will file or cause its agents to file the N-14 Registration Statement with the Commission and will use its best efforts to cause the N-14 Registration Statement to become effective as promptly as practicable after the filing thereof. The Acquired Fund and the Acquiring Fund agree to cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the Securities Act, the Exchange Act, the Investment Company Act, and the rules and regulations thereunder and the state securities or blue sky laws (if applicable).

   g. Corresponding Shares. The Acquired Fund will not sell or otherwise dispose of any of the Corresponding Shares to be received by it from the Acquiring Fund in connection with the Reorganization, except in distribution to the shareholders of the Acquired Fund in accordance with the terms hereof.

   h. Tax Returns. The Acquired Fund agrees that by the Closing Date all of its Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such taxes.

   i. Combined Proxy Statement and Prospectus Mailing. The Acquired Fund agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects (except as to information therein relating to the Acquiring
Fund) with the applicable provisions of Section 14(a) of the Exchange Act and
Section 20(a) of the Investment Company Act, and the rules and regulations promulgated thereunder.

   j. Confirmation of Tax Basis. The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmations or other adequate evidence as to the tax basis of each of the Assets delivered to the Acquiring Fund hereunder.

   k. Shareholder List. As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of shares of the Acquired Fund owned by each such shareholder as of such date, certified to the best of its knowledge and belief by the transfer agent or by SunAmerica Style Select Series, Inc. on behalf of the Acquired Fund.

   l. New Series. SunAmerica Equity Funds, on behalf of the Acquiring Fund, shall cause a post-effective amendment to its Registration Statement on Form N-1A (the "Acquiring Fund Post-Effective Amendment") to be filed with the Commission in a timely fashion to register the shares of the Acquiring Fund for sale under the Securities Act prior to the Closing Date.

6. Closing Date.

   The closing of the transactions contemplated by this Agreement shall be at the offices of Shearman & Sterling, 599 Lexington Avenue, New York, NY 10022 after the close of the New York Stock Exchange on November 9, 2001, or at such other place, time and date agreed to by the Acquired Fund and the Acquiring Fund. The date and time upon which such closing is to take place shall be referred to herein as the "Closing Date." To the extent that any Assets, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Assets to be transferred to the Acquiring Fund's custody account with State Street Bank and Trust Company at the earliest practicable date thereafter.

7. Conditions of the Acquired Fund.

   The obligations of the Acquired Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquired Fund only and, other than with respect to the condition set forth in Section 7(c) hereof, may be waived, in whole or in part, by the Acquired Fund at any time in its sole discretion.

   a. Representations and Warranties. The representations and warranties of the Acquiring Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

   b. Performance. The Acquiring Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

   c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

   d. Approval of Board of Trustees. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Trustees of SunAmerica Equity Funds, on behalf of the Acquiring Fund, including a majority of the Directors who are not "interested persons" of SunAmerica Style Select Series, Inc.

or SunAmerica Equity Funds as defined in Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquiring Fund and (ii) the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization.

   e. Deliveries by the Acquiring Fund. At or prior to the Closing Date, the Acquiring Fund shall deliver to the Acquired Fund the following:

     i. a certificate, in form and substance reasonably satisfactory to the Acquired Fund, executed by the President (or a Vice President) of SunAmerica Equity Funds on behalf of the Acquiring Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 7(a),
  (b), (d) and (f) have been fulfilled;

     ii. the unaudited financial statements of the Acquiring Fund required by
  Section 5(b)(ii) hereof; and

     iii. an opinion of S&S, in form and substance reasonably satisfactory to the Acquired Fund, to the effect that, for Federal income tax purposes, (i) the transfer of the Assets to the Acquiring Fund in return solely for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and assuming that such transfer, issuance and assumption qualifies as a reorganization within the meaning of Section 368(a) of the Code, the Acquired Fund and the Acquiring Fund will each be deemed to be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) in accordance with Sections 357 and 361 of the Code, no gain or loss will be recognized to the Acquired Fund as a result of the Asset transfer solely in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or on the distribution (whether actual or constructive) of the Corresponding Shares to the Acquired Fund shareholders as provided for in the Agreement; (iii) under Section 1032 of the Code, no gain or loss will be recognized to the Acquiring Fund on the receipt (whether actual or constructive) of the Assets in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of the Acquired Fund on the receipt of Corresponding Shares in return for their shares of the Acquired Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the Assets in the hands of the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Acquired Fund immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Corresponding Shares received (whether actually or constructively) by the shareholders of the Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Fund surrendered in return therefor; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the Corresponding Shares will be determined by including the period for which such shareholder held the shares of the Acquired Fund exchanged therefor, provided that the Acquired Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, the Acquiring Fund's holding period with respect to the Assets acquired by it will include the period for which such Assets were held by the Acquired Fund; and (ix) in accordance with Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account certain tax attributes of the Acquired Fund, subject to applicable limitations, such as earnings and profits, capital loss carryovers and method of accounting.

   f. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

   g. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquired Fund and its counsel, and the Acquired Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquired Fund or its counsel may reasonably request.

   h. N-14 Registration Statement; Acquiring Fund Post-Effective Amendment. The N-14 Registration Statement and Acquiring Fund Post-Effective Amendment each shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund or the Acquired Fund, contemplated by the Commission.

   i. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquiring Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

   j. Commission Orders or Interpretations. The Acquired Fund shall have received from the Commission such orders or interpretations, including a
Section 17 Order, as counsel to the Acquired Fund deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

8. Conditions of the Acquiring Fund.

   The obligations of the Acquiring Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquiring Fund only and, other than with respect to the condition set forth in Section 8(c) hereof, may be waived, in whole or in part, by the Acquiring Fund at any time in its sole discretion.

   a. Representations and Warranties. The representations and warranties of the Acquired Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

   b. Performance. The Acquired Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

   c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

   d. Approval of Board of Directors. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Directors of SunAmerica Style Select Series, Inc., on behalf of the Acquired Fund, including a majority of the Directors who are not "interested persons" of SunAmerica Style Select Series, Inc. or SunAmerica Equity Funds within the meaning of
Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquired Fund and (ii) the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

   e. Deliveries by the Acquired Fund. At or prior to the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund the following:

     i. a certificate, in form and substance reasonably satisfactory to the Acquiring Fund, executed by the President (or a Vice President) of SunAmerica Style Select Series, Inc. on behalf of the Acquired Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 8(a), (b), (c), (d) and (f) have been fulfilled;

     ii. the unaudited financial statements of the Acquired Fund required by
  Section 5(b)(i) hereof; and

     iii. an opinion of S&S, in form and substance reasonably satisfactory to the Acquiring Fund, with respect to the matters specified in Section 7(e)(iii) hereof.

   f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquired Fund since April 30, 2001 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquired Fund's customary operating expenses, each in the ordinary course of business. The Acquired Fund reserves the right to sell any of its portfolio securities in the ordinary course of business, but will not, without the prior written consent of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

   g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

   h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquiring Fund and its counsel, and the Acquiring Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquiring Fund or its counsel may reasonably request.

   i. N-l4 Registration Statement; Acquiring Fund Post-Effective
Amendment. The N-14 Registration Statement and Acquiring Fund Post-Effective Amendment each shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund or the Acquiring Fund, contemplated by the Commission.

   j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquired Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

   k. Commission Orders or Interpretations. The Acquiring Fund shall have received from the Commission such orders or interpretations, including a
Section 17 Order, as counsel to the Acquiring Fund, deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

   l. Dividends. [intentionally left blank]

9. Termination, Postponement and Waivers.

   a. Termination of Agreement. Notwithstanding anything contained in this Agreement to the contrary, subject to Section 10 hereof, this Agreement may be terminated and the Reorganization abandoned at any time

(whether before or after approval thereof by the shareholders of the Acquired
Fund) prior to the Closing Date, or the Closing Date may be postponed, by notice in writing prior to the Closing Date:

     i. by the Acquired Fund or the Acquiring Fund if:

       (1) the Board of Directors of SunAmerica Style Select Series, Inc. and the Board of Trustees of SunAmerica Equity Funds so mutually agree in writing; or

       (2) any Governmental Authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 9(a)(i)(3) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied;

     ii. by the Acquired Fund if any condition of the Acquired Fund's obligations set forth in Section 7 of this Agreement has not been fulfilled or waived by it; or

     iii. by the Acquiring Fund if any condition of the Acquiring Fund's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by it.

   b. Commission Order. If any order or orders of the Commission with respect to this Agreement, the Reorganization or any of the transactions contemplated hereby or thereby shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board of Directors of SunAmerica Style Select Series, Inc. and the Board of Trustees of SunAmerica Equity Funds to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.

   c. Effect of Termination. In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become null and void and have no further force or effect, and there shall not be any liability on the part of either the Acquired Fund or the Acquiring Fund, SunAmerica Style Select Series, Inc. or SunAmerica Equity Funds, or Persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

   d. Waivers; Non-Material Changes. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the party that is entitled to the benefit thereof if such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of such party on behalf of which such action is taken. In addition, each party has delegated to its investment adviser the ability to make non-material changes to this Agreement if such investment adviser deems it to be in the best interests of the Acquired Fund or Acquiring Fund for which it serves as investment adviser to do so.

10. Survival of Representations and Warranties.

   The respective representations and warranties contained in Sections 3 and 4 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Acquired Fund nor the Acquiring Fund nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee or agent of the Acquired Fund or the Acquiring Fund, or of SunAmerica Style Select Series, Inc. or SunAmerica Equity

Funds against any liability to the entity for which such Person serves in such capacity, or to its shareholders, to which such Person would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

11. Other Matters.

   a. Obligations under Massachusetts Law. Copies of the SunAmerica Equity Funds Declaration of Trust are on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trustees of SunAmerica Equity Funds on behalf of the Acquiring Fund, as trustees and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers and employees of SunAmerica Equity Funds individually, but are binding solely upon the assets and property of the Acquiring Fund, respectively.

   b. Further Assurances. Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

   c. Notices. Any notice, report or other communication hereunder shall be in writing and shall be given to the Person entitled thereto by hand delivery, prepaid certified mail or overnight service, addressed to the Acquired Fund or the Acquiring Fund, as applicable, at the address set forth below. If the notice is sent by certified mail, it shall be deemed to have been given to the Person entitled thereto upon receipt and if the notice is sent by overnight service, it shall be deemed to have been given to the Person entitled thereto one (1) business day after it was deposited with the courier service for delivery to that Person. Notice of any change in any address listed below also shall be given in the manner set forth above. Whenever the giving of notice is required, the giving of such notice may be waived by the party entitled to receive such notice.

   If to the Acquired Fund, to:      SunAmerica Style Select Series, Inc.
                                     733 Third Avenue, Third Floor
                                     New York, NY 1017
                                     Attention: Robert M. Zakem, Esq.

   With a copy to:                   Shearman & Sterling
                                     599 Lexington Avenue
                                     New York, New York 10022
                                     Attention: Margery K. Neale, Esq.

   If to the Acquiring Fund, to:     SunAmerican Equity Funds
                                     733 Third Avenue, Third Floor
                                     New York, NY 10017
                                     Attention: Robert M. Zakem, Esq.

   With a copy to:                   Shearman & Sterling
                                     599 Lexington Avenue
                                     New York, New York 10022
                                     Attention: Margery K. Neale, Esq.

   d. Entire Agreement. This Agreement contains the entire agreement between the parties hereto with respect to the matters contemplated herein and supersedes all previous agreements or understandings between the parties related to such matters.

   e. Amendment. Except as set forth in Section 9(d) hereof, this Agreement may be amended, modified, superseded, canceled, renewed or extended, and the terms or covenants hereof may be waived, only by a written instrument executed by all of the parties hereto or, in the case of a waiver, by the party waiving compliance; provided that, following the meeting of shareholders of the Acquired Fund pursuant to Section 5(a) hereof, no such amendment may have the effect of changing the provisions for determining the number of Corresponding Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval. Except as otherwise specifically provided in this Agreement, no waiver by either party hereto of any breach by the other party hereto of any condition or provision of this Agreement to be performed by such other party shall be deemed a waiver of a similar or dissimilar provision or condition at the same or at any prior or subsequent time.

   f. Governing Law. This Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the laws of the State of New York applicable to agreements made and to be performed in said state, without giving effect to the principles of conflict of laws thereof.

   g. Assignment. This Agreement shall not be assigned by any of the parties hereto, in whole or in part, whether by operation of law or otherwise, without the prior written consent of the other party hereto. Any purported assignment contrary to the terms hereof shall be null, void and of no effect. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

   h. Costs of the Reorganization. All costs of the Reorganization shall be borne by American International Group, Inc. or an affiliate thereof, regardless of whether the Reorganization is consummated.

   i. Severability. Any term or provision of this Agreement which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

   j. Headings. Headings to sections in this Agreement are intended solely for convenience and no provision of this Agreement is to be construed by reference to the heading of any section.

   k. Counterparts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

   IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first set forth above.

ATTEST:                                  SunAmerica Style Select Series,
                                         Inc.on behalf ofSunAmerica
                                         InternationalEquity Portfolio

By:

  __________________________________
  Name:                                  By:
  Title:                                    ___________________________________
                                            Name:

ATTEST:                                     Title:


By:                                      SunAmerica Equity Funds on Behalf of
  __________________________________     SunAmerica International Equity Fund

  Name:
  Title:                                 By:
                                            ___________________________________
                                            Name:
                                            Title:

                                                                     EXHIBIT III

                      Agreement and Plan of Reorganization

                         Dated as of September 28, 2001

                               Table of Contents

                                                                       Page No.
                                                                       --------
1.Defined Terms; Sections and Exhibits; Miscellaneous Terms...........     2
  a.Definitions.......................................................     2
  b.Use of Defined Terms..............................................     5
  c.Sections and Exhibits.............................................     5
  d.Miscellaneous Terms...............................................     5
2.The Reorganization(s)...............................................     5
  a.Transfer of Assets................................................     5
  b.Assumption of Liabilities.........................................     5
  c.Issuance and Valuation of Corresponding Shares in the
   Reorganization.....................................................     5
  d.Distribution of Corresponding Shares to the Acquired Fund
   Shareholders.......................................................     5
  e.Interest; Proceeds................................................     6
  f.Valuation Time....................................................     6
  g.Evidence of Transfer..............................................     6
  h.Termination.......................................................     6
  i.Separate Agreements; Reorganizations Not Conditioned on One
   Another............................................................     6
3.Representations and Warranties of the Acquired Fund.................     6
  a.Formation and Qualification.......................................     6
  b.Licenses..........................................................     6
  c.Authority.........................................................     7
  d.Financial Statements..............................................     7
  e.Semi-Annual Report to Shareholders................................     7
  f.Prospectus and Statement of Additional Information................     7
  g.Litigation........................................................     7
  h.Material Contracts................................................     7
  i.No Conflict.......................................................     8
  j.Undisclosed Liabilities...........................................     8
  k.Taxes.............................................................     8
  l.Assets............................................................     8
  m.Consents..........................................................     8
  n.N-14 Registration Statement.......................................     8
  o.Capitalization....................................................     8
  p.Books and Records.................................................     9
4.Representations and Warranties of the Acquiring Fund................     9
  a.Formation and Qualification.......................................     9
  b.Licenses..........................................................     9
  c.Authority.........................................................     9
  d.Prospectuses and Statements of Additional Information.............     9
  e.Litigation........................................................    10
  f.Material Contracts................................................    10
  g.No Conflict.......................................................    10
  h.Consents..........................................................    10
  i.N-14 Registration Statement.......................................    10
  j.Capitalization....................................................    10
  k.Corresponding Shares..............................................    10
5.Covenants of the Acquired Fund and the Acquiring Fund...............    11
  a.Special Shareholders' Meeting.....................................    11
  b.Unaudited Financial Statements....................................    11
  c.Share Ledger Records of the Acquiring Fund........................    11
  d.Conduct of Business...............................................    11

                                                                       Page No.
                                                                       --------
  e.Termination of the Acquired Fund..................................    11
  f.Filing of N-14 Registration Statement.............................    11
  g.Corresponding Shares..............................................    12
  h.Tax Returns.......................................................    12
  i.Combined Proxy Statement and Prospectus Mailing...................    12
  j.Confirmation of Tax Basis.........................................    12
  k.Shareholder List..................................................    12
  l.New Series........................................................    12
6.Closing Date........................................................    12
7.Conditions of the Acquired Fund.....................................    12
  a.Representations and Warranties....................................    12
  b.Performance.......................................................    13
  c.Shareholder Approval..............................................    13
  d.Approval of Board of Trustees.....................................    13
  e.Deliveries by the Acquiring Fund..................................    13
  f.Absence of Litigation.............................................    14
  g.Proceedings and Documents.........................................    14
  h.N-14 Registration Statement; Acquiring Fund Post-Effective
   Amendment..........................................................    14
  i.Compliance with Laws; No Adverse Action or Decision...............    14
  j.Commission Orders or Interpretations..............................    14
8.Conditions of the Acquiring Fund....................................    14
  a.Representations and Warranties....................................    14
  b.Performance.......................................................    14
  c.Shareholder Approval..............................................    15
  d.Approval of Board of Trustees.....................................    15
  e.Deliveries by the Acquired Fund...................................    15
  f.No Material Adverse Change........................................    15
  g.Absence of Litigation.............................................    15
  h.Proceedings and Documents.........................................    15
  i.N-14 Registration Statement; Acquiring Fund Post-Effective
   Amendment..........................................................    15
  j.Compliance with Laws; No Adverse Action or Decision...............    15
  k.Commission Orders or Interpretations..............................    16
  l.Dividends.........................................................    16
9.Termination, Postponement and Waivers...............................    16
  a.Termination of Agreement..........................................    16
  b.Commission Order..................................................    16
  c.Effect of Termination.............................................    16
  d.Waivers; Non-Material Changes.....................................    17
10.Survival of Representations and Warranties.........................    17
11.Other Matters......................................................    17
  a.Obligations under Massachusetts Law...............................    17
  b.Further Assurances................................................    17
  c.Notices...........................................................    17
  d.Entire Agreement..................................................    18
  e.Amendment.........................................................    18
  f.Governing Law.....................................................    18
  g.Assignment........................................................    18
  h.Costs of the Reorganization.......................................    18
  i.Severability......................................................    18
  j.Headings..........................................................    18
  k.Counterparts......................................................    18

                      AGREEMENT AND PLAN OF REORGANIZATION

   THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the 28th day of September 2001, by and between NORTH AMERICAN FUNDS, a Massachusetts business trust, on behalf of each Acquired Fund (as defined herein), each a separate investment portfolio of North American Funds, and SUNAMERICA EQUITY FUNDS, a Massachusetts business trust, on behalf of the Acquiring Fund (as defined herein), a separate investment portfolio of SunAmerica Equity Funds.

                            PLANS OF REORGANIZATION

   WHEREAS, this Agreement constitutes a separate agreement and plan of reorganization between North American Funds on behalf of each of its separate investment portfolios (each an "Acquired Fund," and collectively, the "Acquired Funds") and SunAmerica Equity Funds on behalf of its separate investment portfolio (the "Acquiring Fund") set forth below:

Acquired Fund:                       Acquiring Fund:
--------------                       ---------------
Global Equity Fund (the "NAF Global  International Equity Fund (the "SunAmerica
 Equity Fund")                       International Equity Fund")
International Equity Fund (the "NAF  SunAmerica International Equity Fund
 International Equity Fund")
International Small Cap Fund (the    SunAmerica International Equity Fund
 "NAF International Small Cap
 Fund")

   WHEREAS, each Acquired Fund owns securities that generally are assets of the character in which the respective Acquiring Fund is permitted to invest;

   WHEREAS, each reorganization will consist of (i) the acquisition of an Acquired Fund's Assets (as defined herein), and assumption of that Acquired Fund's Assumed Liabilities (as defined herein), by the Acquiring Fund solely in exchange for an aggregate value of newly issued shares of beneficial interest, $.01 par value per share, of such Acquiring Fund (the "Shares"), equal to the net asset value of such Acquired Fund's Assets determined in accordance with
Section 2(c) hereof, and (ii) the subsequent distribution by that Acquired Fund of the Shares to its shareholders in liquidation of the Acquired Fund, all upon and subject to the terms hereinafter set forth (each a "Reorganization" and collectively the "Reorganizations");

   WHEREAS, in the course of each Reorganization, Shares of the Acquiring Fund will be issued to an Acquired Fund and distributed to the shareholders thereof as follows: each holder, if any, of Class A, Class B, Class C and Institutional Class I Shares of an Acquired Fund will be entitled to receive Class A, Class B, Class II and Class I Shares, respectively (the "Corresponding Shares") of the Acquiring Fund on the Closing Date (as defined herein);

   WHEREAS, the aggregate net asset value of the Corresponding Shares to be received by each shareholder of an Acquired Fund will equal the aggregate net asset value of the respective Acquired Fund shares owned by such shareholder as of the Valuation Time (as defined herein);

   WHEREAS, it is intended that each Reorganization described herein shall be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision and the parties intend, by executing this Agreement, to adopt a plan of reorganization within the meaning of Section 368(a) of the Code; and

   WHEREAS, the consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization.

                                   AGREEMENT

   NOW, THEREFORE, in order to consummate each Reorganization and in consideration of the premises and the covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and adequacy of which are hereby acknowledged, and intending to be legally bound, each Acquired Fund and Acquiring Fund hereby agree as follows:

1. Defined Terms; Sections and Exhibits; Miscellaneous Terms.

   a. Definitions. As used herein the following terms have the following respective meanings:

     "Acquired Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Acquired Fund" shall refer to the NAF Global Equity Fund in respect of the Global Equity Funds Reorganization, the NAF International Equity Fund in respect of the International Equity Fund Reorganization and the NAF International Small Cap Fund in respect of the International Small Cap Fund Reorganization.

     "Acquiring Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Acquiring Fund" shall refer to the SunAmerica International Equity Fund in respect of the Global Equity Fund Reorganization, the International Equity Portfolio Reorganization and the International Small Cap Fund
  Reorganization.

     "Acquiring Fund Post-Effective Amendment" has the meaning ascribed thereto in Section 5(l) hereof.

     "Agreement" has the meaning ascribed thereto in the introduction hereof.

     "Assets" has the meaning ascribed thereto in Section 2(a) hereof. For purposes of this Agreement, the term "Assets" shall refer to Assets of (i) the NAF Global Equity Fund in the case of the Global Equity Fund Reorganization, (ii) the NAF International Equity Fund in the case of the International Equity Fund Reorganization and (iii) the NAF International Small Cap Fund in the case of the International Small Cap Fund Reorganization.

     "Assumed Liabilities" has the meaning ascribed thereto in Section 2(b) hereof. For purposes of this Agreement, the term "Assumed Liabilities" shall refer to the Assumed Liabilities of (i) the NAF Global Equity Fund in the case of the Global Equity Fund Reorganization, (ii) the NAF International Equity Fund in the case of the International Equity Fund Reorganization and (iii) the NAF International Small Cap Fund in the case of the International Small Cap Fund Reorganization.

     "Closing Date" has the meaning ascribed thereto in Section 6 hereof.

     "Code" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "Commission" shall mean the Securities and Exchange Commission.

     "Corresponding Shares" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Corresponding Shares" shall refer to the Corresponding Shares of the SunAmerica International Equity Fund in the case of the Global Equity Fund Reorganization, the International Equity Fund Reorganization and the International Small Cap Fund Reorganization.

     "Exchange Act" shall mean the Securities Exchange Act of 1934, as amended.

     "Global Equity Fund Reorganization" consists of (i) the acquisition of the NAF Global Equity Fund's Assets, and assumption of the NAF Global Equity Fund's Assumed Liabilities, by the SunAmerica International Equity Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica International Equity Fund, equal to the net asset value of the NAF International Equity Fund's Assets determined in accordance with
  Section 2(c) hereof, and (ii) the subsequent distribution by

                                     III-2
  the NAF Global Equity Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the NAF Global Equity Fund in liquidation of the NAF Global Equity Fund.

     "Governmental Authority" shall mean any governmental or quasi-governmental authority, including, without limitation, any Federal, state, territorial, county, municipal or other governmental or quasi-governmental agency, board, branch, bureau, commission, court, arbitral body, department or other instrumentality or political unit or subdivision, whether domestic or foreign.

     "International Equity Fund Reorganization" consists of (i) the acquisition of the NAF International Equity Fund's Assets, and assumption of the NAF International Equity Fund's Assumed Liabilities, by the SunAmerica International Equity Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica International Equity Fund, equal to the net asset value of the NAF International Equity Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the NAF International Equity Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the NAF International Equity Fund in liquidation of the NAF International Equity Fund.

     "International Small Cap Fund Reorganization" consists of (i) the acquisition of the NAF International Small Cap Fund's Assets, and assumption of the NAF International Small Cap Fund's Assumed Liabilities, by the SunAmerica International Equity Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica International Equity Fund, equal to the net asset value of the NAF International Small Cap Fund's Assets determined in accordance with Section 2(c) hereof, and
  (ii) the subsequent distribution by the NAF International Small Cap Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the International Small Cap Fund in liquidation of the NAF International Small Cap Fund.

     "Investment Company Act" shall mean the Investment Company Act of 1940, as amended.

     "Investments" shall mean, with respect to any Person, (i) the investments of such Person shown on the schedule of its investments as of the date set forth therein, with such additions thereto and deletions therefrom as may have arisen in the course of such Person's business up to such date; and (ii) all other assets owned by such Person or liabilities incurred as of such date.

     "Licenses" has the meaning ascribed thereto in Section 3(b) hereof.

     "Lien" shall mean any security agreement, financing statement (whether or not filed), mortgage, lien (statutory or otherwise), charge, pledge, hypothecation, conditional sales agreement, adverse claim, title retention agreement or other security interest, encumbrance, restriction, deed of trust, indenture, option, limitation, exception to or other title defect in or on any interest or title of any vendor, lessor, lender or other secured party to or of such Person under any conditional sale, lease, consignment or bailment given for security purposes, trust receipt or other title retention agreement with respect to any property or asset of such Person, whether direct, indirect, accrued or contingent.

     "Majority Shareholder Vote" shall mean the lesser of (i) more than 50% of the outstanding shares of the Acquired Fund and (ii) 67% or more of the shares of the Acquired Fund represented at the special shareholders' meeting referenced in Section 5(a) hereof if more than 50% of such shares are represented.

     "Material Adverse Effect" shall mean, with respect to any Person, any event, circumstance or condition that, individually or when aggregated with all other similar events, circumstances or conditions could reasonably be expected to have, or has had, a material adverse effect on: (i) the business, property, operations, condition (financial or otherwise), results of operations or prospects of such Person or (ii) the ability of such Person to consummate the transactions contemplated hereunder in the manner contemplated hereby, other than, in each case, any change relating to the economy or securities markets in general.


                                     III-3

     "NAF Global Equity Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "NAF International Equity Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "NAF International Small Cap Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "North American Funds Declaration of Trust" shall mean the Amended and Restated Agreement and Declaration of Trust of North American Funds dated as of February 18, 1994, as amended from time to time.

     "North American Funds Prospectuses" shall mean the prospectuses relating to the Acquired Funds each dated March 1, 2001, in each case as amended or supplemented.

     "North American Funds Statement of Additional Information" shall mean the statement of additional information relating to the Acquired Funds, dated March 1, 2001, as amended or supplemented.

     "N-14 Registration Statement" has the meaning ascribed thereto in
  Section 3(n) hereof.

     "Permitted Liens" shall mean, with respect to any Person, any Lien arising by reason of (i) taxes, assessments, governmental charges or claims that are either not yet delinquent, or being contested in good faith for which adequate reserves have been recorded, (ii) the Federal or state securities laws, and (iii) imperfections of title or encumbrances as do not materially detract from the value or use of the Assets or materially affect title thereto.

     "Person" shall mean any individual, corporation, limited liability company, limited or general partnership, joint venture, association, joint stock company, trust, unincorporated organization, or government or any agency or political subdivision thereof.

     "Reorganization" has the meaning ascribed thereto in the third paragraph under the heading "Plans of Reorganization" hereof. For purposes of this Agreement, the term "Reorganization" shall refer to the Global Equity Fund Reorganization, the International Equity Fund Reorganization and the International Small Cap Fund Reorganization, as the context requires.

     "RICs" has the meaning ascribed thereto in Section 3(b) hereof.

     "Rule 17a-8(a)" shall mean Rule 17a-8(a) under the Investment Company
  Act.

     "S&S" shall mean Shearman & Sterling, counsel to SunAmerica Equity Funds and the Acquiring Fund.

     "Section 17 Order" shall mean an order obtained from the Commission pursuant to Section 17(b) of the Investment Company Act to exempt consummation of a Reorganization from the prohibitions of Section 17(a) of such Act.

     "Securities Act" shall mean the Securities Act of 1933, as amended.

     "Shares" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "SunAmerica Equity Funds Declaration of Trust" shall mean the Declaration of Trust of SunAmerica Equity Funds, dated as of June 18, 1986, as amended from time to time.

     "SunAmerica Equity Funds Prospectuses" shall mean the preliminary prospectus relating to the SunAmerica Equity Funds, dated January 29, 2001, in the case of Class A, Class B and Class II Shares, and the Prospectus contained in the Acquiring Fund Post-Effective Amendment in the case of Class I Shares.

     "SunAmerica Equity Funds Statements of Additional Information" shall mean the statement of additional information relating to the Acquiring Fund, dated January 29, 2001, in the case of Class A,

                                     III-4

  Class B and Class II Shares, and the statement of additional information contained in the Acquiring Fund Post-Effective Amendment in the case of Class I Shares.

     "SunAmerica International Equity Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "Valuation Time" has the meaning ascribed thereto in Section 2(f) hereof.

   b. Use of Defined Terms. Any defined term used in the plural shall refer to all members of the relevant class, and any defined term used in the singular shall refer to any one or more of the members of the relevant class. The use of any gender shall be applicable to all genders.

   c. Sections and Exhibits. References in this Agreement to Sections, Exhibits and Schedules are to Sections, Exhibits and Schedules of and to this Agreement. The Exhibits and Schedules to this Agreement are hereby incorporated herein by this reference as if fully set forth herein.

   d. Miscellaneous Terms. The term "or" shall not be exclusive. The terms "herein," "hereof," "hereto," "hereunder" and other terms similar to such terms shall refer to this Agreement as a whole and not merely to the specific article, section, paragraph or clause where such terms may appear. The term "including" shall mean "including, but not limited to."

2. The Reorganization(s).

   a. Transfer of Assets. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund shall purchase, acquire and accept from the Acquired Fund, free and clear of all Liens (other than Permitted Liens), all of the property and assets (including cash, securities, commodities, interests in futures and dividends, any deferred or prepaid expenses and interest accrued on debt instruments, in each case as of the Valuation Time) owned by the Acquired Fund (as to each Acquired Fund, such assets are collectively referred to herein as the "Assets").

   b. Assumption of Liabilities. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquiring Fund will assume and agree to pay, perform and discharge when due all of the obligations and liabilities of the Acquired Fund then existing, whether absolute, accrued, contingent or otherwise (as to each Acquired Fund, such liabilities are collectively referred to herein as the "Assumed Liabilities").

   c. Issuance and Valuation of Corresponding Shares in the Reorganization. Full Corresponding Shares, and to the extent necessary, a fractional Corresponding Share, of an aggregate net asset value equal to the net asset value of the Assets (after deducting the Assumed Liabilities) acquired by the Acquiring Fund hereunder, determined as hereinafter provided shall be issued by the Acquiring Fund to the Acquired Fund in exchange for such Assets. The net asset value of each of the Acquired Fund's Assets and the Acquiring Fund's Corresponding Shares shall be determined in accordance with the procedures described in the SunAmerica Equity Funds Prospectuses and the SunAmerica Equity Funds Statement of Additional Information as of the Valuation Time. Such valuation and determination shall be made by the Acquiring Fund in cooperation with the Acquired Fund.

   d. Distribution of Corresponding Shares to the Acquired Fund
Shareholders. Pursuant to this Agreement, as soon as practicable after the Valuation Time, the Acquired Fund will distribute all Corresponding Shares received by it from the Acquiring Fund in connection with the Reorganization to its shareholders in proportion to such shareholders' interest in the Acquired Fund. Such distribution shall be

                                     III-5
accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

   e. Interest; Proceeds. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest or proceeds it receives on or after the Closing Date with respect to its Assets.

   f. Valuation Time.

     i. The Valuation Time shall be the close of the New York Stock Exchange (generally 4:00 P.M., New York time) on November 9, 2001 or such earlier or later day and time as may be mutually agreed upon in writing between the parties hereto (the "Valuation Time").

     ii. In the event that at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the close of the New York Stock Exchange on the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

   g. Evidence of Transfer. The Acquiring Fund and the Acquired Fund will jointly file any instrument as may be required by the Commonwealth of Massachusetts to effect the transfer of the Assets to the Acquiring Fund.

   h. Termination. The Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following the consummation of the applicable Reorganization by making any required filings with the Commonwealth of Massachusetts, as provided in Section 5(e) hereof.

   i. Separate Agreements; Reorganizations Not Conditioned on One Another. Each of the respective parties hereto hereby agrees that this Agreement shall constitute a separate agreement and plan of reorganization as to each of (i) the Global Equity Fund Reorganization, (ii) the International Equity Fund Reorganization and (iii) the International Small Cap Fund Reorganization. The parties further agree that the consummation of one Reorganization shall not be conditioned on the consummation of any other Reorganization.

3. Representations and Warranties of the Acquired Fund.

   The Acquired Fund represents and warrants to the Acquiring Fund as follows:

   a. Formation and Qualification. The Acquired Fund is a separate investment portfolio of North American Funds, a business trust duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts, and the Acquired Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. North American Funds is duly qualified, registered or licensed to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquired Fund.

   b. Licenses. The Acquired Fund (or North American Funds on behalf of the Acquired Fund) holds all permits, consents, registrations, certificates, authorizations and other approvals (collectively, "Licenses") required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have

                                     III-6
a Material Adverse Effect on the Acquired Fund. North American Funds is duly registered under the Investment Company Act as an open-end management investment company (File No. 811-05797), and such registration has not been suspended, revoked or rescinded and is in full force and effect. The Acquired Fund has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify for its current taxable year.

   c. Authority. North American Funds, on behalf of the Acquired Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquired Fund and no other proceedings on the part of North American Funds or the Acquired Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby, except for the approval of the Acquired Fund shareholders as provided in Section 7(c) hereof. This Agreement has been duly and validly executed by North American Funds, on behalf of the Acquired Fund, and, subject to receipt of the requisite shareholder approval, and assuming due authorization, execution and delivery of this Agreement by the Acquiring Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

   d. Financial Statements. The Acquiring Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquired Fund, each as of October 31, 2000, said financial statements having been audited by PricewaterhouseCoopers LLP, independent public accountants. Such audited financial statements fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   e. Semi-Annual Report to Shareholders. The Acquiring Fund has been furnished with the Acquired Fund's Semi-Annual Report to Shareholders for the six months ended April 30, 2001, and the unaudited financial statements appearing therein fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   f. Prospectuses and Statement of Additional Information. The Acquiring Fund has been furnished with the North American Funds Prospectuses and the North American Funds Statement of Additional Information, and insofar as they relate to the Acquired Fund, said Prospectuses and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

   g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund. The Acquired Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund.

   h. Material Contracts. There are no material contracts outstanding to which North American Funds on behalf of the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement, the North American Funds Prospectuses or the North American Funds Statement of Additional Information.


                                     III-7

   i. No Conflict. The execution and delivery of this Agreement by North American Funds on behalf of the Acquired Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) North American Funds' Declaration of Trust or by-laws, each as amended, supplemented and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which North American Funds on behalf of the Acquired Fund is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquired Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquired Fund.

   j. Undisclosed Liabilities. The Acquired Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business since April 30, 2001, and those incurred in connection with the Reorganization.

   k. Taxes. The Acquired Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

   l. Assets. The Acquired Fund has good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens. The Acquired Fund is the direct sole and exclusive owner of the Assets. At the Closing Date, upon consummation of the transactions contemplated hereby, the Acquiring Fund will have good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens.

   m. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquired Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico), (ii) a Majority Shareholder Vote, and
(iii) if necessary, receipt of a Section 17 Order.

   n. N-14 Registration Statement. The registration statement filed, or to be filed, by SunAmerica Equity Funds on Form N-14 relating to the Corresponding Shares to be issued pursuant to this Agreement, which includes the proxy statement of the Acquired Fund and the prospectus of the Acquiring Fund with respect to the transactions contemplated hereby, and any supplement or amendment thereto or to the documents therein (as amended and supplemented, the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquired Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

   o. Capitalization. Under the Declaration of Trust of North American Funds, the Acquired Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.001 per share, divided into four classes designated Class A, Class B, Class C and Class I shares. All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for
(i) the right of Class B shares of the Acquired Fund to automatically convert to Class A shares of the Acquired Fund eight years after the purchase thereof, or (ii) in connection with any automatic dividend reinvestment plan available to the Acquired Fund shareholders, there are no options

                                     III-8
warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquired Fund to issue any of its shares or securities convertible into its shares.

   p. Books and Records. The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

4. Representations and Warranties of the Acquiring Fund.

   The Acquiring Fund represents and warrants to the Acquired Fund as follows:

   a. Formation and Qualification. The Acquiring Fund is a separate investment portfolio of SunAmerica Equity Funds, a business trust duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts, and the Acquiring Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. SunAmerica Equity Funds is duly qualified, registered or licensed as a foreign corporation to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund has not yet commenced operations, and the only Shares issued have been to an initial seed investor.

   b. Licenses. The Acquiring Fund (or SunAmerica Equity Funds on behalf of the Acquiring Fund) holds all Licenses required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquiring Fund. SunAmerica Equity Funds is duly registered under the Investment Company Act as an open-end management investment company (File No. 811-4801), and such registration has not been revoked or rescinded and is in full force and effect. The Acquiring Fund intends to qualify for the special tax treatment afforded to RICs under Sections 851-855 of the Code from and after consummation of the Reorganization and thereafter.

   c. Authority. SunAmerica Equity Funds, on behalf of the Acquiring Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquiring Fund and no other proceedings on the part of the Acquiring Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby. This Agreement has been duly and validly executed by SunAmerica Equity Funds, on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery of this Agreement by the Acquired Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

   d. Prospectuses and Statements of Additional Information. The Acquired Fund has been furnished with the SunAmerica Equity Funds Prospectuses and the SunAmerica Equity Funds Statements of Additional Information, and insofar as they relate to the Acquiring Fund, said Prospectuses and Statements of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.


                                     III-9

   e. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund.

   f. Material Contracts. There are no material contracts outstanding to which SunAmerica Equity Funds on behalf of the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement, the SunAmerica Equity Funds Prospectuses, or the SunAmerica Equity Funds Statements of Additional Information.

   g. No Conflict. The execution and delivery of this Agreement by SunAmerica Equity Funds on behalf of the Acquiring Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the SunAmerica Equity Funds Declaration of Trust or by-laws, each as amended, supplemented and in effect as of the date hereof,
(ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which SunAmerica Equity Funds on behalf of the Acquiring Fund is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquiring Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquiring Fund.

   h. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquiring Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act, or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico) and (ii) if necessary, receipt of a
Section 17 Order.

   i. N-14 Registration Statement. The N-14 Registration Statement, on its effective date, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquiring Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

   j. Capitalization. Under the Declaration of Trust of SunAmerica Equity Funds, the Acquiring Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, divided into four classes, designated Class A, Class B, Class II and Class I. All issued and outstanding shares of the Acquiring Fund (if any) are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B shares of the Acquiring Fund to automatically convert to Class A shares of the Acquiring Fund approximately eight years after the purchase thereof or (ii) in connection with any automatic dividend reinvestment plan available to the Acquiring Fund shareholders, there are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquiring Fund to issue any of its shares or securities convertible into its shares.

   k. Corresponding Shares.

     i. The Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund and subsequently distributed by the Acquired Fund to its shareholders as provided in this Agreement will be duly and validly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.


                                     III-10

     ii. At or prior to the Closing Date, the Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquiring Fund presently are qualified, and there are a sufficient number of such shares registered under the Securities Act, the Investment Company Act and with each pertinent state securities commission to permit the Reorganization to be consummated.

5. Covenants of the Acquired Fund and the Acquiring Fund.

   a. Special Shareholders' Meeting. The Acquired Fund agrees to call a special meeting of its shareholders to be held as soon as practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement and to take all other action necessary to obtain shareholder approval of the transactions contemplated herein.

   b. Unaudited Financial Statements.

   (i) The Acquired Fund hereby agrees to furnish or cause its agents to furnish to the Acquiring Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquired Fund with values determined in accordance with Section 2(c) hereof and an unaudited schedule of Investments of the Acquired Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   (ii) The Acquiring Fund hereby agrees to furnish or cause its agents to furnish to the Acquired Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquiring Fund with values determined in accordance with Section 2(c) hereof and an unaudited schedule of Investments of the Acquiring Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquiring Fund of Portfolio as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   c. Share Ledger Records of the Acquiring Fund. The Acquiring Fund agrees, as soon as practicable after the Valuation Time, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Fund in connection with the distribution of Corresponding Shares by the Acquired Fund to such shareholders in accordance with Section 2(d) hereof.

   d. Conduct of Business. The Acquired Fund and the Acquiring Fund each covenants and agrees to operate its respective business in the ordinary course as presently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

   e. Termination of the Acquired Fund. North American Funds agrees that as soon as practicable following the consummation of the Reorganization, it will terminate the existence of the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts and any other applicable law.

   f. Filing of N-14 Registration Statement. SunAmerica Equity Funds, on behalf of the Acquiring Fund, will file or cause its agents to file the N-14 Registration Statement with the Commission and will use its best efforts to cause the N-14 Registration Statement to become effective as promptly as practicable after the filing thereof. The Acquired Fund and the Acquiring Fund agree to cooperate fully with each other, and each will

                                     III-11
furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the Securities Act, the Exchange Act, the Investment Company Act, and the rules and regulations thereunder and the state securities or blue sky laws (if applicable).

   g. Corresponding Shares. The Acquired Fund will not sell or otherwise dispose of any of the Corresponding Shares to be received by it from the Acquiring Fund in connection with the Reorganization, except in distribution to the shareholders of the Acquired Fund in accordance with the terms hereof.

   h. Tax Returns. The Acquired Fund each agrees that by the Closing Date all of its Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such taxes.

   i. Combined Proxy Statement and Prospectus Mailing. The Acquired Fund agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects (except as to information therein relating to the Acquiring Fund) with the applicable provisions of Section 14(a) of the Exchange Act and Section 20(a) of the Investment Company Act, and the rules and regulations promulgated thereunder.

   j. Confirmation of Tax Basis. The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmations or other adequate evidence as to the tax basis of each of the Assets delivered to the Acquiring Fund hereunder.

   k. Shareholder List. As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of shares of the Acquired Fund owned by each such shareholder as of such date, certified to the best of its knowledge and belief by the transfer agent or by North American Funds on behalf of the Acquired Fund.

   l. New Series. SunAmerica Equity Funds, on behalf of the Acquiring Fund shall cause a post-effective amendment to its Registration Statement on Form N-1A (the "Acquiring Fund Post-Effective Amendment") to be filed with the Commission in a timely fashion to register the shares of the Acquiring Fund for sale under the Securities Act prior to the Closing Date.

6. Closing Date.

   The closing of the transactions contemplated by this Agreement shall be at the offices of Shearman & Sterling, 599 Lexington Avenue, New York, NY 10022 after the close of the New York Stock Exchange on November 9, 2001, or at such other place, time and date agreed to by the Acquired Fund and the Acquiring Fund. The date and time upon which such closing is to take place shall be referred to herein as the "Closing Date." To the extent that any Assets, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Assets to be transferred to the Acquiring Fund's custody account with State Street Bank and Trust Company at the earliest practicable date thereafter.

7. Conditions of the Acquired Fund.

   The obligations of the Acquired Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquired Fund only and, other than with respect to the condition set forth in Section 7(c) hereof, may be waived, in whole or in part, by the Acquired Fund at any time in its sole discretion.

   a. Representations and Warranties. The representations and warranties of the Acquiring Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of

                                     III-12
the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

   b. Performance. The Acquiring Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

   c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

   d. Approval of Board of Trustees. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Trustees of SunAmerica Equity Funds, on behalf of the Acquiring Fund, including a majority of the Trustees who are not "interested persons" of North American Funds or SunAmerica Equity Funds as defined in Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquiring Fund and (ii) the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization.

   e. Deliveries by the Acquiring Fund. At or prior to the Closing Date, the Acquiring Fund shall deliver to the Acquired Fund the following:

     i. a certificate, in form and substance reasonably satisfactory to the Acquired Fund, executed by the President (or a Vice President) of SunAmerica Equity Funds on behalf of the Acquiring Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 7(a),
  (b), (d) and (f) have been fulfilled;

     ii. the unaudited financial statements of the Acquiring Fund required by
  Section 5(b)(ii) hereof; and

     iii. an opinion of S&S, in form and substance reasonably satisfactory to the Acquired Fund, to the effect that, for Federal income tax purposes, (i) the transfer of the Assets to the Acquiring Fund in return solely for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and assuming that such transfer, issuance and assumption qualifies as a reorganization within the meaning of Section 368(a) of the Code, the Acquired Fund and the Acquiring Fund will each be deemed to be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) in accordance with Sections 357 and 361 of the Code, no gain or loss will be recognized to the Acquired Fund as a result of the Asset transfer solely in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or on the distribution (whether actual or constructive) of the Corresponding Shares to the Acquired Fund shareholders as provided for in the Agreement; (iii) under Section 1032 of the Code, no gain or loss will be recognized to the Acquiring Fund on the receipt of the Assets in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement;
  (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of the Acquired Fund on the receipt (whether actually or constructively) of Corresponding Shares in return for their shares of the Acquired Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the Assets in the hands of the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Acquired Fund immediately prior to the consummation of the Reorganization;
  (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Corresponding Shares received (whether actual or constructive) by the shareholders of the Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Fund surrendered in return therefor; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the Corresponding Shares will be determined by including the period for which such shareholder held the shares of the Acquired Fund exchanged therefor, provided that the Acquired Fund shares were held as a capital asset; (viii) in

                                     III-13
  accordance with Section 1223 of the Code, the Acquiring Fund's holding period with respect to the Assets acquired by it will include the period for which such Assets were held by the Acquired Fund; and (ix) in accordance with Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account certain tax attributes of the Acquired Fund, subject to applicable limitations, such as earnings and profits, capital loss carryovers and method of accounting.

   f. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

   g. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquired Fund and its counsel, and the Acquired Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquired Fund or its counsel may reasonably request.

   h. N-14 Registration Statement; Acquiring Fund Post-Effective Amendment. The N-14 Registration Statement and Acquiring Fund Post-Effective Amendment each shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund or the Acquired Fund, contemplated by the Commission.

   i. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquiring Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

   j. Commission Orders or Interpretations. The Acquired Fund shall have received from the Commission such orders or interpretations, including a
Section 17 Order, as counsel to the Acquired Fund deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

8. Conditions of the Acquiring Fund.

   The obligations of the Acquiring Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquiring Fund only and, other than with respect to the condition set forth in Section 8(c) hereof, may be waived, in whole or in part, by the Acquiring Fund at any time in its sole discretion.

   a. Representations and Warranties. The representations and warranties of the Acquired Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

   b. Performance. The Acquired Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

                                     III-14

   c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

   d. Approval of Board of Trustees. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Trustees of North American Funds, on behalf of the Acquired Fund, including a majority of the Trustees who are not "interested persons" of North American Funds or SunAmerica Equity Funds within the meaning of Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquired Fund and (ii) the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

   e. Deliveries by the Acquired Fund. At or prior to the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund the following:

     i. a certificate, in form and substance reasonably satisfactory to the Acquiring Fund, executed by the President (or a Vice President) of North American Funds on behalf of the Acquired Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 8(a), (b), (c),
  (d) and (f) have been fulfilled;

     ii. the unaudited financial statements of the Acquired Fund required by
  Section 5(b)(i) hereof; and

     iii. an opinion of S&S, in form and substance reasonably satisfactory to the Acquiring Fund, with respect to the matters specified in Section 7(e)(iii) hereof.

   f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquired Fund since April 30, 2001 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquired Fund's customary operating expenses, each in the ordinary course of business. The Acquired Fund reserves the right to sell any of its portfolio securities in the ordinary course of business, but will not, without the prior written consent of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

   g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

   h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquiring Fund and its counsel, and the Acquiring Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquiring Fund or its counsel may reasonably request.

   i. N-l4 Registration Statement; Acquiring Fund Post-Effective
Amendment. The N-14 Registration Statement and Acquiring Fund Post-Effective Amendment each shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund or the Acquiring Fund, contemplated by the Commission.

   j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquired Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit

                                    III-15
or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

   k. Commission Orders or Interpretations. The Acquiring Fund shall have received from the Commission such orders or interpretations, including a
Section 17 Order, as counsel to the Acquiring Fund, deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

   l. Dividends. [intentionally left blank]

9. Termination, Postponement and Waivers.

   a. Termination of Agreement. Notwithstanding anything contained in this Agreement to the contrary, subject to Section 10 hereof, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed, by notice in writing prior to the Closing Date:

     i. by the Acquired Fund or the Acquiring Fund if:

       (1) the Board of Trustees of North American Funds and the Board of Trustees of SunAmerica Equity Funds so mutually agree in writing; or

       (2) any Governmental Authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 9(a)(i)(3) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied;

     ii. by the Acquired Fund if any condition of the Acquired Fund's obligations set forth in Section 7 of this Agreement has not been fulfilled or waived by it; or

     iii. by the Acquiring Fund if any condition of the Acquiring Fund's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by it.

   b. Commission Order. If any order or orders of the Commission with respect to this Agreement, the Reorganization or any of the transactions contemplated hereby or thereby shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board of Trustees of North American Funds and the Board of Trustees of SunAmerica Equity Funds to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.

   c. Effect of Termination. In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become null and void and have no further force or effect, and there shall not be any liability on

                                     III-16
the part of either the Acquired Fund or the Acquiring Fund, North American Funds or SunAmerica Equity Funds, or Persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

   d. Waivers; Non-Material Changes. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the party that is entitled to the benefit thereof if such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of such party on behalf of which such action is taken. In addition, each party has delegated to its investment adviser the ability to make non-material changes to this Agreement if such investment adviser deems it to be in the best interests of the Acquired Fund or Acquiring Fund for which it serves as investment adviser to do so.

10. Survival of Representations and Warranties.

   The respective representations and warranties contained in Sections 3 and 4 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Acquired Fund nor the Acquiring Fund nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee or agent of the Acquired Fund or the Acquiring Fund, or of North American Funds or SunAmerica Equity Funds against any liability to the entity for which such Person serves in such capacity, or to its shareholders, to which such Person would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

11. Other Matters.

   a. Obligations under Massachusetts Law. Copies of the North American Funds Declaration of Trust Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trustees of North American Funds on behalf of the Acquired Fund, as trustees and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers, employees, agents or shareholders of North American Funds individually, but are binding solely upon the assets and property of the Acquired Fund.

   b. Further Assurances. Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

   c. Notices. Any notice, report or other communication hereunder shall be in writing and shall be given to the Person entitled thereto by hand delivery, prepaid certified mail or overnight service, addressed to the Acquired Fund or the Acquiring Fund, as applicable, at the address set forth below. If the notice is sent by certified mail, it shall be deemed to have been given to the Person entitled thereto upon receipt and if the notice is sent by overnight service, it shall be deemed to have been given to the Person entitled thereto one (1) business day after it was deposited with the courier service for delivery to that Person. Notice of any change in any address listed below also shall be given in the manner set forth above. Whenever the giving of notice is required, the giving of such notice may be waived by the party entitled to receive such notice.

   If to the Acquired Fund, to:      North American Funds
                                     286 Congress Street
                                     Boston, MA 02210
                                     Attention: Nori Gabert, Esq.

   With a copy to:                   Sullivan & Worcester LLP
                                     1025 Connecticut Avenue, N.W.
                                     Suite 1000
                                     Washington, DC 20036
                                     Attention: David M. Leahy, Esq.

                                     III-17

   If to the Acquiring Fund, to:     SunAmerican Equity Funds
                                     733 Third Avenue, Third Floor
                                     New York, NY 10017
                                     Attention: Robert M. Zakem, Esq.

   With a copy to:                   Shearman & Sterling
                                     599 Lexington Avenue
                                     New York, New York 10022
                                     Attention: Margery K. Neale, Esq.

   d. Entire Agreement. This Agreement contains the entire agreement between the parties hereto with respect to the matters contemplated herein and supersedes all previous agreements or understandings between the parties related to such matters.

   e. Amendment. Except as set forth in Section 9(d) hereof, this Agreement may be amended, modified, superseded, canceled, renewed or extended, and the terms or covenants hereof may be waived, only by a written instrument executed by all of the parties hereto or, in the case of a waiver, by the party waiving compliance; provided that, following the meeting of shareholders of the Acquired Fund pursuant to Section 5(a) hereof, no such amendment may have the effect of changing the provisions for determining the number of Corresponding Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval. Except as otherwise specifically provided in this Agreement, no waiver by either party hereto of any breach by the other party hereto of any condition or provision of this Agreement to be performed by such other party shall be deemed a waiver of a similar or dissimilar provision or condition at the same or at any prior or subsequent time.

   f. Governing Law. This Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the laws of the State of New York applicable to agreements made and to be performed in said state, without giving effect to the principles of conflict of laws thereof.

   g. Assignment. This Agreement shall not be assigned by any of the parties hereto, in whole or in part, whether by operation of law or otherwise, without the prior written consent of the other party hereto. Any purported assignment contrary to the terms hereof shall be null, void and of no effect. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

   h. Costs of the Reorganization. All costs of the Reorganization shall be borne by American International Group, Inc. or an affiliate thereof, regardless of whether the Reorganization is consummated.

   i. Severability. Any term or provision of this Agreement which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

   j. Headings. Headings to sections in this Agreement are intended solely for convenience and no provision of this Agreement is to be construed by reference to the heading of any section.

   k. Counterparts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

                                     III-18

   IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first set forth above.

Attest:                                  North American Funds on behalf of
                                         Global Equity Fund
                                         International Equity Fund
By: _________________________________    International Small Cap Fund

  Name:
  Title:
                                         By: __________________________________
                                            Name:
                                            Title:


Attest:                                  SunAmerica Equity Funds on behalf of
                                         SunAmerica International Equity Fund



By: _________________________________
  Name:                                  By: __________________________________
  Title:                                    Name:
                                            Title:

                                    III-19

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----
INTRODUCTION..............................................................   1

SUMMARY...................................................................   2
  THE AIG MERGER AND THE NEW NAF INVESTMENT ADVISORY AGREEMENT............   2

THE REORGANIZATIONS.......................................................   3
  Reorganizations of the North American Funds.............................   3
  What Shareholders of a NAF Acquired Fund Will Receive in a
   Reorganization.........................................................   3
  Reasons for the Reorganizations.........................................   3
  Reorganization of the SunAmerica International Equity Portfolio.........   4
  What Shareholders of the SunAmerica Acquired Fund Will Receive in the
   Reorganization.........................................................   4
  Reasons for the Reorganizations.........................................   4
  Procedure...............................................................   5
FEE TABLES AND EXAMPLES...................................................   6
THE FUNDS.................................................................  13
  Business of the Acquired Funds..........................................  13
  Business of the Acquiring Fund..........................................  13
  Comparison of the Funds.................................................  13

PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS.........................  20
  PRINCIPAL RISKS OF INVESTING IN THE FUNDS...............................  20

PROPOSAL NO. 1: APPROVAL OF THE NEW NAF INVESTMENT ADVISORY AGREEMENT
 THE AIG MERGER AND THE NEW NAF INVESTMENT ADVISORY AGREEMENT.............  22
  Board Considerations....................................................  22
  Description of the New NAF Investment Advisory Agreement................  23
  Additional Information About AGAM.......................................  24

PROPOSALS NOS. 2 (a)-(b): APPROVAL OF THE PLANS
 COMPARISON OF THE FUNDS..................................................  26
  Investment Policies.....................................................  26
  Directors and Officers..................................................  27
  Management and Subadvisory Arrangements.................................  31
  Distribution and Shareholder Servicing Arrangements.....................  34
  Other Service Agreements with Affiliates................................  35
  Purchase, Exchange and Redemption of Shares.............................  36
  Performance.............................................................  40
  Shareholder Rights......................................................  41
  Tax Information.........................................................  42
  Portfolio Transactions..................................................  42
  Portfolio Turnover......................................................  42
  Additional Information..................................................  42

THE REORGANIZATIONS.......................................................  45
  General.................................................................  45
  Terms of the Plans......................................................  45
  NAF Board Considerations: Potential Benefits to Shareholders as a Result
   of the Reorganizations.................................................  47
  SunAmerica Style Select Board Considerations: Potential Benefits to
   Shareholders
   as a Result of the Reorganization......................................  49
  Net Assets of the Funds.................................................  50
  SunAmerica Equity Board.................................................  51

                                                                          Page
                                                                          -----
  Federal Income Tax Consequences of the Reorganizations.................    51
  Capitalization.........................................................    52

GENERAL..................................................................    53

INFORMATION CONCERNING THE NAF MEETING...................................    53
  Date, Time and Place of NAF Meeting....................................    53
  Solicitation, Revocation and Use of Proxies............................    53
  Record Date and Outstanding Shares.....................................    53
  Security Ownership of Certain Beneficial Owners and Management of the
   NAF Acquired Fund.....................................................    54
  Voting Rights and Required Vote........................................    54

INFORMATION CONCERNING THE SUNAMERICA MEETING............................    55
  Date, Time and Place of SunAmerica Meeting.............................    55
  Solicitation, Revocation and Use of Proxies............................    55
  Record Date and Outstanding Shares.....................................    56
  Security Ownership of Certain Beneficial Owners and Management of the
   SunAmerica International Equity Portfolio.............................    56
  Voting Rights and Required Vote........................................    56

ADDITIONAL INFORMATION...................................................    57

LEGAL PROCEEDINGS........................................................    58

LEGAL OPINIONS...........................................................    58

EXPERTS..................................................................    58

SHAREHOLDER PROPOSALS....................................................    58

EXHIBIT I................................................................   I-1
EXHIBIT II...............................................................  II-1
EXHIBIT III.............................................................. III-1